UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: Citi Fund Services Ohio, Inc. 4400 Easton Way Suite 200 Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	March 31, 2023

Date of reporting period:	March 31, 2023

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

March 31, 2023
iShares Trust
iShares U.S. Aerospace & Defense ETF | ITA | Cboe BZX
iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca
iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
iShares U.S. Home Construction ETF | ITB | Cboe BZX
iShares U.S. Infrastructure ETF | IFRA | Cboe BZX
iShares U.S. Insurance ETF | IAK | NYSE Arca
iShares U.S. Medical Devices ETF | IHI | NYSE Arca
iShares U.S. Oil & Gas Exploration & Production ETF | IEO | Cboe BZX
iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
iShares U.S. Real Estate ETF | IYR | NYSE Arca
iShares U.S. Regional Banks ETF | IAT | NYSE Arca
iShares U.S. Telecommunications ETF | IYZ | Cboe BZX
2023 Annual Report

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended March 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks declined, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes.
The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, we believe that it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where we believe that valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of March 31, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
15.62% (7.73)%
U.S. small cap equities
(Russell 2000
®
Index)
9.14 (11.61)
International equities
(MSCI Europe, Australasia,
Far East Index)
27.27 (1.38)
Emerging market equities
(MSCI Emerging Markets
Index)
14.04 (10.70)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
1.93 2.52
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.38 (6.90)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
4.89 (4.78)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.00 0.26
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
7.88 (3.35)

This Page is not Part of Your Fund Report

Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(Unaudited)
................................................................................................. 117

Market Overview

2023
iShares Annual Report to Shareholders
iShares Trust
Domestic Market Overview
U.S. stocks declined for the 12 months ended March 31, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned -8.58%. Elevated inflation and rapid tightening of monetary policy dampened growth and weighed on equities. Higher interest rates drove bond yields higher and increased borrowing costs for businesses and consumers. Equities began to recover in the second half of the reporting period, as the broader economy remained resilient and the pace of inflation declined. In March 2023, two banks suddenly failed, representing the second and third largest bank failures in U.S. history by asset value. This drove concern among investors about the resiliency of the financial system in the face of rapidly rising interest rates. However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity, and equity prices recovered.
Inflation was a significant driver of the economic outlook. As the reporting period began, the consumer price index, a widely followed measure of inflation, stood at multi-
decade highs. Strong consumer spending and a tight labor market, along with continued supply chain disruptions in Asia, combined to drive prices higher. But the rate of inflation began to decline as the reporting period wore on, decelerating for nine consecutive months beginning in July 2022. Nonetheless, inflation remained elevated by historic standards, and higher prices negatively impacted both consumers and businesses.
The U.S. economy recovered from a decline in the first half of 2022 to post modest growth in the third and fourth quarters of 2022. Consumers continued to power the economy with growing spending, despite higher prices for many consumer goods and services. The strong labor market supported spending, as unemployment remained very low, at one point dropping to the lowest recorded level since 1969. Furthermore, the labor force participation rate—which measures the total proportion of employed persons of working age—rose, indicating that more people were being drawn into the labor force. Amid tightening labor supply, wages rose significantly, with the largest gains at the lower end of the wage spectrum.
To contain inflation, the U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates eight times over the course of the reporting period.
The pace of tightening accelerated as the Fed twice stepped up the increment of increase before reducing it again as inflation began to subside. The Fed also started to reduce the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. While the Fed indicated that more tightening could be needed to achieve its long-term inflation goal, it sounded a more cautious note about the potential for further interest rate increases near the end of the reporting period.
Despite economic headwinds, corporate profits remained robust, and many companies were able to sufficiently raise prices to preserve profit margins even in the face of rising labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022, and the yield curve (a graphical representation of U.S. Treasury rates at different maturities) inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

iShares
®
U.S. Aerospace & Defense ETF
5
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the
Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 5.16% 4.25% 13.17% 5.16% 23.11% 244.72%
Fund Market ................................
5.07 4.25 13.18 – % 5.07 23.13 244.76
Index ..................................... 5.59 4.70 13.65 5.59 25.79 259.55
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,268.80  $ 2.26  $ 1,000.00  $ 1,022.94  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
U.S. Aerospace & Defense ETF
6
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. aerospace and defense stocks advanced modestly during the reporting period, as geopolitical tensions and the growing appetite for leisure air travel accelerated demand for new aircraft. Consumer passenger traffic edged closer to pre-pandemic levels amid an easing of travel restrictions. In response to tensions with China and ongoing conflict in Ukraine, the U.S. government passed legislation to increase military spending and accelerate weapon sales to its allies. Additionally, NATO members sought to ramp up spending on weapons to replenish inventory.
Companies that develop defense technologies were among the largest contributors to the index’s return, as steady increases in demand outweighed supply-chain issues.
Makers of equipment and software for law enforcement agencies increased sales of cloud-based solutions designed to integrate physical products such as non-lethal weapons and body cameras. This strategy of cross-selling operational software to an already large customer base led to sizable growth in long-term contracts and revenues.
Builders of weaponry and military aircraft benefited from an increase in orders from the U.S. government to support its allies in Ukraine. Ongoing worker and parts shortages made it difficult for these companies to fulfill these orders in the short term, weighing on revenues. However, investors responded positively to continued government buying and stock-repurchase programs.
Aerospace companies benefited from airliners’ efforts to meet high demand for leisure travel. Multiple airline operators, especially those serving fast-growing markets for air travel, placed record orders for new planes. Manufacturers increased new aircraft deliveries, though supply and labor issues slowed delivery rates.
The machinery industry also contributed to the Index’s performance, as manufacturers of critical airline parts benefited from the broader demand for aircraft. These companies also experienced a steady increase in revenues following recent acquisitions.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Aerospace & Defense ............................. 97.7%
Industrial Machinery & Supplies & Components ........... 1.9
Leisure Products ................................ 0.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Raytheon Technologies Corp. ....................... 20.6%
Boeing Co. (The) ................................ 17.2
Lockheed Martin Corp. ............................ 7.9
General Dynamics Corp. ........................... 4.5
Northrop Grumman Corp. .......................... 4.5
TransDigm Group, Inc. ............................ 4.4
Howmet Aerospace, Inc. ........................... 4.3
L3Harris Technologies, Inc. ......................... 4.3
Axon Enterprise, Inc. ............................. 4.2
Textron, Inc. ................................... 4.1
      aaa aa

iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
7
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (6.43) % 8.87% 14.49% (6.43) % 52.94% 286.88%
Fund Market ...............................
(6.45) 8.89 14.50 – % (6.45) 53.11 287.17
Index .................................... (6.03) 9.23 14.89 (6.03) 55.50 300.80
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,083.50  $ 2.08  $ 1,000.00  $ 1,022.94  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
8
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks of U.S. broker-dealers and securities exchanges posted a negative return for the reporting period. Equity and bond markets declined, reducing assets under management and, in turn, decreasing revenue and earnings. Investment product fees also fell, further pressuring industry revenue. Initial public offerings dropped substantially, reducing related underwriting and exchange-listing proceeds. Net interest income increased for many firms along with rising interest rates. Stocks throughout the financials sector faced headwinds, however, amid concern about the impact of rising interest rates on balance sheet assets.
Firms within the capital markets industry detracted the most from the Index’s return. The U.S. stock market posted its largest annual decline since 2018 and U.S. bond prices also fell substantially. Investors in 2022 withdrew more money than they placed in long-term U.S. equity and bond investment funds. This represented the first time the industry experienced net annual investment outflows since data providers began tracking calendar-year investment flows in 1993. The net withdrawals exacerbated the industry’s drop in assets under management from contracting financial markets.
Concerns about the health of balance sheets and liquidity within the banking system created turmoil throughout the global financials sector near the end of the reporting period. Investors grew concerned that significant deposit withdrawals put stress on the banking system, and the concern spread to broker-dealers who fund their operations with large amounts of cash deposits. Similar to banks, some broker-dealers also faced sizable unrealized asset losses on their balance sheets. Amid the turmoil, many broker-dealer clients shifted deposits to higher-yielding money-market funds. That raised broker-dealer costs and led analysts to cut earnings estimates as traditional cash deposits decreased.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Investment Banking & Brokerage ..................... 74.6%
Financial Exchanges & Data ........................ 25.2
Asset Management & Custody Banks .................. 0.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Morgan Stanley ................................. 19.8%
Goldman Sachs Group, Inc. (The) .................... 19.1
MarketAxess Holdings, Inc. ......................... 5.3
Cboe Global Markets, Inc. .......................... 5.3
Intercontinental Exchange, Inc. ...................... 4.9
CME Group, Inc., Class A .......................... 4.9
Nasdaq, Inc. ................................... 4.8
Charles Schwab Corp. (The) ........................ 4.3
Raymond James Financial, Inc. ...................... 4.2
Interactive Brokers Group, Inc., Class A ................. 4.0
      aaa aa

iShares
®
U.S. Healthcare Providers ETF
9
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (11.81) % 11.00% 13.33% (11.81) % 68.49% 249.61%
Fund Market ...............................
(11.92) 10.91 13.33 – % (11.92) 67.85 249.38
Index .................................... (11.57) 11.43 13.78 (11.57) 71.81 263.58
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 973.10  $ 1.97  $ 1,000.00  $ 1,022.94  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
U.S. Healthcare Providers ETF
10
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks of healthcare providers declined during the reporting period. Rising interest rates made the relatively small dividends from healthcare stocks less attractive when compared to investments in bond markets. New competition and government programs pressured healthcare providers to transform their businesses to integrate services such as medical clinics with health insurance, prescription plans, and pharmacies. E-commerce companies that offered inexpensive new plans to deliver generic drugs directly to consumers provided increasing competition to bricks-and-mortar retail chains. A new federal law, the Inflation Reduction Act, gave the government more power to negotiate for lower prescription prices for some of the drugs covered under Medicare. Furthermore, the industry’s diversification efforts encountered the government’s increased efforts to enforce antitrust measures, including litigating mergers and acquisitions.
The healthcare providers and services industry detracted the most from the Index’s performance. The stock price of a major drugstore chain dropped after a federal healthcare agency downgraded its rating on a prescription drug plan, reducing payments from the government, and a major health insurance company dropped the drug retailer as its pharmacy benefits manager to negotiate drug prices. Earnings of health insurance companies were pressured as more patients opted to schedule non-urgent care procedures that they deferred during the COVID-19 pandemic, increasing medical care expenses. However, the uptake rate of patients opting for the procedures slowed as labor shortages delayed elective care.
Stocks in the healthcare technology industry also detracted from the performance of the Index. The stock price of a provider of remote medical advice, which soared during the COVID-19 pandemic, dropped sharply after it forecast weaker sales and higher costs.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Managed Health Care ............................. 50.7%
Health Care Services ............................. 31.7
Health Care Facilities ............................. 13.5
Health Care Technology ........................... 3.6
Life Sciences Tools & Services ....................... 0.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
UnitedHealth Group, Inc. ........................... 22.9%
Elevance Health, Inc. ............................. 13.8
CVS Health Corp. ............................... 8.2
HCA Healthcare, Inc. ............................. 4.8
Humana, Inc. .................................. 4.5
Laboratory Corp. of America Holdings .................. 4.3
Centene Corp. .................................. 4.3
Cigna Group (The) ............................... 4.2
Quest Diagnostics, Inc. ............................ 3.4
Molina Healthcare, Inc. ............................ 3.3
      aaa aa

iShares
®
U.S. Home Construction ETF
11
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 19.69% 13.07% 11.94% 19.69% 84.80% 208.79%
Fund Market ................................
19.64 12.92 11.94 – % 19.64 83.61 208.97
Index ..................................... 20.17 13.53 12.42 20.17 88.63 222.38
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,357.80  $ 2.35  $ 1,000.00  $ 1,022.94  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
U.S. Home Construction ETF
12
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Home construction stocks advanced strongly for the reporting period, as rising home prices and solid demand for new home construction drove gains in an otherwise difficult environment for equities. Several trends helped stimulate demand for new homes amid transformations accelerated by the COVID-19 pandemic. The surge in remote work prompted new migration patterns, as workers sought out desirable locales for home offices. This led to higher demand in some areas that were further from urban cores, as workers sought other amenities. Many remote workers that stayed local also upgraded to larger homes with spaces more suitable for home offices. In addition, the number of families or people seeking to buy their own home grew, far outstripping the available supply of new housing being built.
Nonetheless, homebuilders faced several significant headwinds during the reporting period. Interest rates rose sharply, sending average mortgage rates to the highest level in over two decades. Higher mortgage rates made financing more expensive for prospective buyers, limiting the strong demand for new homes. Inflation also weighed on the industry, as the price of building materials rose, and lumber prices surged at the beginning of the reporting period before moderating. And a tight labor market drove increased costs, as homebuilders struggled to recruit and retain workers amid rising wages, particularly for lower-skilled laborers.
Despite these challenges, low inventories of existing homes available for sale and persistently high home prices benefited builders of new homes. High profit margins in the industry allowed homebuilders to offer incentives to new home purchasers where needed while still maintaining profitability. Homebuilders also benefited from investors’
expectations that the Fed was nearing the end of its monetary tightening cycle.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Homebuilding .................................. 66.1%
Building Products ................................ 13.1
Home Improvement Retail .......................... 10.6
Specialty Chemicals .............................. 4.4
Trading Companies & Distributors ..................... 2.4
Home Furnishings ............................... 1.8
Other (each representing less than 1%) ................. 1.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
DR Horton, Inc. ................................. 15.0%
Lennar Corp., Class A ............................. 13.1
NVR, Inc. ..................................... 8.3
PulteGroup, Inc. ................................ 6.5
Sherwin-Williams Co. (The) ......................... 4.5
Home Depot, Inc. (The) ........................... 4.4
Lowe's Companies, Inc. ........................... 4.3
TopBuild Corp. ................................. 3.3
Toll Brothers, Inc. ................................ 3.0
Builders FirstSource, Inc. .......................... 2.3
      aaa aa

iShares
®
U.S. Infrastructure ETF
13
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares U.S. Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of equities of U.S. companies that have infrastructure exposure and that could benefit from a potential increase in domestic infrastructure activities, as represented by the NYSE
®
FactSet U.S. Infrastructure Index
SM
(the “Index”).
The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was April 3, 2018. The first day of secondary market trading was April 5, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year Since Inception 1 Year Since Inception
Fund NAV ............................................................. (2.08) % 10.48% (2.08) % 64.51%
Fund Market ...........................................................
(2.21) 10.47 – % (2.21) 64.40
Index ................................................................ (1.81) 10.89 (1.81) 67.51
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,172.60  $ 1.62  $ 1,000.00  $ 1,023.44  $ 1.51  0.30%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
U.S. Infrastructure ETF
14
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. infrastructure stocks declined modestly during the reporting period. Economic growth and industrial production both slowed as the Fed raised interest rates to address elevated inflation. High costs for fuel and raw materials negatively impacted a variety of infrastructure-related businesses. However, infrastructure stocks received some support from the federal government’s Inflation Reduction and CHIPS and Science acts, both signed into law in August 2022. The former provided funding for green energy initiatives, and the latter targeted funding for domestic production of semiconductors and related technology.
Multi-utilities industry stocks detracted the most from the Index’s return. Increased costs of fuel, supply chain disruptions, and elevated inflation drove higher utilities rates for customers and negatively impacted the industry’s finances. Supply-chain constraints and weather extremes also compromised the ability to provide reliable power generation and distribution. Renewable energy providers faced similar supply-chain, fuel, and labor challenges that drove costs higher.
Stocks in the chemicals industry also detracted from the Index’s performance. Chemical companies worldwide faced high raw material prices and uncertain demand that pressured earnings. A company that provides bioplastic replacements for traditional petroleum-based products struggled with heavy debt and financial losses.
On the upside, construction and engineering firms contributed to the Index’s return. Solid demand persisted for construction projects despite the economic slowdown, and the industry benefited from substantial project backlogs. In particular, non-residential construction increased, as did broad-based demand for civil engineering projects.
Final prices realized for finished construction projects increased in 2022, and the industry was helped by slowing inflation for construction materials as the reporting period progressed. In addition, construction firms benefited from ongoing funding via the Infrastructure Investment and Jobs Act.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Electric Utilities ................................. 20.1%
Multi-Utilities ................................... 11.5
Construction & Engineering ......................... 11.1
Steel ........................................ 7.8
Oil & Gas Storage & Transportation ................... 7.8
Building Products ................................ 6.4
Water Utilities .................................. 5.6
Gas Utilities ................................... 4.7
Commodity Chemicals ............................ 2.9
Trading Companies & Distributors ..................... 2.6
Construction Machinery & Heavy Transportation Equipment ... 2.2
Rail Transportation ............................... 2.1
Construction Materials ............................ 1.8
Specialty Chemicals .............................. 1.8
Industrial Machinery & Supplies & Components ........... 1.8
Aluminum ..................................... 1.7
Environmental & Facilities Services .................... 1.2
Research & Consulting Services ...................... 1.2
Forest Products ................................. 1.1
Other (each representing less than 1%) ................. 4.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Vistra Corp. ................................... 0.8%
MGE Energy, Inc. ................................ 0.8
Algonquin Power & Utilities Corp. ..................... 0.8
Southern Co. (The) .............................. 0.8
Fortis, Inc. .................................... 0.8
WEC Energy Group, Inc. ........................... 0.8
Consolidated Edison, Inc. .......................... 0.8
OGE Energy Corp. ............................... 0.8
IDACORP, Inc. ................................. 0.8
Edison International .............................. 0.8
      aaa aa

iShares
®
U.S. Insurance ETF
15
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the
Dow Jones U.S. Select Insurance Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (4.35) % 8.06% 10.55% (4.35) % 47.36% 172.67%
Fund Market ...............................
(4.45) 8.05 10.55 – % (4.45) 47.30 172.57
Index .................................... (3.92) 8.50 11.01 (3.92) 50.40 184.20
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,094.00  $ 2.09  $ 1,000.00  $ 1,022.94  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
U.S. Insurance ETF
16
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. insurance stocks declined for the reporting period. Despite rising interest rates, which can benefit insurance providers under certain conditions, lower earnings weighed on the industry’s performance. Insurance stocks were also negatively impacted by the wider effects of two bank failures late in the reporting period amid concern about unrealized bond losses and potential liquidity impacts.
Stocks in the life and health insurance industry detracted the most from the Index’s return. Large life insurers reported relatively flat premium and fee revenue excluding certain pension-related items. At the same time, lower investment income resulting from declining net investment spreads (the difference between interest earned on assets and interest paid on liabilities) and private equity returns reduced annual earnings. Despite record-high annuity sales driven by demand for fixed annuities, market depreciation and lower income from variable annuities further pressured earnings. In addition, insurers offering investment management services reported lower revenue as assets decreased from the impact of rising interest rates and declining equity markets. Both insurers and their investors, meanwhile, grappled with the underwriting challenges the industry faced in the wake of the coronavirus pandemic and pending regulatory guidance regarding insurance applications. Life insurers also faced scrutiny and lawsuits from practices some used to boost their income in the low interest rate environment that followed the 2018 global financial crisis, leading to partial refunds to thousands of customers.
Along with myriad banks, investors became concerned about unrealized losses from fixed-income securities investments on the balance sheet of many insurers. Concern about the impact of bank failures reverberated throughout the financials sector, sending insurance stocks sharply lower late in the reporting period. Amid rising interest rates that reduced the value of their fixed-income and alternative investment portfolios, net investment income declined and unrealized losses increased for large multi-line insurers.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Property & Casualty Insurance ....................... 58.8%
Life & Health Insurance ............................ 23.2
Multi-line Insurance .............................. 10.0
Insurance Brokers ............................... 6.9
Diversified Financial Services ....................... 1.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Progressive Corp. (The) ........................... 12.3%
Chubb Ltd. .................................... 11.8
Travelers Companies, Inc. (The) ...................... 5.8
MetLife, Inc. ................................... 5.6
American International Group, Inc. .................... 5.5
Arthur J Gallagher & Co. ........................... 4.8
Aflac, Inc. ..................................... 4.6
Allstate Corp. (The) .............................. 4.3
Prudential Financial, Inc. ........................... 4.2
Arch Capital Group Ltd. ........................... 3.9
      aaa aa

iShares
®
U.S. Medical Devices ETF
17
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (10.89) % 12.25% 16.10% (10.89) % 78.25% 344.98%
Fund Market ...............................
(11.01) 12.23 16.09 – % (11.01) 78.08 344.59
Index .................................... (10.56) 12.71 16.58 (10.56) 81.88 363.53
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,148.40  $ 2.14  $ 1,000.00  $ 1,022.94  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
U.S. Medical Devices ETF
18
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks of U.S. medical device makers declined for the reporting period. Companies in the healthcare equipment and supplies industry detracted the most from the Index’s performance. Although demand for elective surgical procedures mostly rebounded from lows during the height of the COVID-19 pandemic, chronic hospital labor shortages slowed the pace of the recovery, limiting demand for medical equipment and supplies. Sales of coronavirus diagnostic test kits also declined as the infection rate waned.
Global supply chain pressures, compounded by geopolitical tensions and rising energy costs, weakened profit margins and net earnings in the industry. Lockdowns in China related to the coronavirus pandemic further pressured the financial performance of U.S. healthcare equipment and supplies companies, as did ongoing high inflation and foreign exchange losses from the stronger U.S. dollar. Additionally, rising interest rates made the relatively poor dividends on healthcare stocks unattractive when compared to the perceived safer investment in the bond markets, limiting investor interest.
Disappointing results from a prominent clinical study for a new medical device to treat hypertension also weighed on the healthcare equipment and supplies industry. The stock price of a manufacturer of diagnostic and nutrition products in the industry declined after the U.S. Food and Drug Administration began investigations into quality control issues at a baby formula plant. The company temporarily halted production of the formula, prompting a nationwide shortage, and the U.S. Justice Department later opened a criminal investigation into conduct at the plant.
Companies in the life sciences tools and services industry also detracted from the Index’s performance as declining sales of coronavirus testing equipment weakened revenues. In addition, the outlook for sales declined as insurers pushed the costs of COVID-19 testing onto consumers.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Health Care Equipment ............................ 79.1%
Life Sciences Tools & Services ....................... 20.6
Health Care Supplies ............................. 0.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Thermo Fisher Scientific, Inc. ........................ 17.4%
Abbott Laboratories .............................. 13.6
Medtronic PLC ................................. 8.2
Stryker Corp. .................................. 5.5
Intuitive Surgical, Inc. ............................. 4.8
Boston Scientific Corp. ............................ 4.6
Becton Dickinson & Co. ........................... 4.5
Edwards Lifesciences Corp. ........................ 4.5
Dexcom , Inc. ................................... 4.0
IDEXX Laboratories, Inc. ........................... 3.7
aaa aa

iShares
®
U.S. Oil & Gas Exploration & Production ETF
19
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production Index
TM
(the “Index”). The Fund invests in a representative
sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 6.40% 9.40% 3.73% 6.40% 56.67% 44.16%
Fund Market ................................
6.27 9.39 3.73 – % 6.27 56.67 44.16
Index ..................................... 6.86 9.84 4.14 6.86 59.87 50.04
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,053.80  $ 2.05  $ 1,000.00  $ 1,022.94  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
U.S. Oil & Gas Exploration & Production ETF
20
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. oil and gas exploration and production stocks advanced sharply during the reporting period. The stocks of oil refineries, which produce gasoline, diesel, and other petroleum products from crude oil, contributed the most to the Index’s performance. With refineries operating at nearly full capacity, profit margins climbed sharply higher amid tight supply levels. Total U.S. refining capacity dropped to the lowest level in at least eight years as numerous older refineries closed during the pandemic due to unprofitable operations, hurricane damage, and other factors. Refineries resisted pressure to increase output by building more capacity, citing long completion timelines, significant investment costs, and the ongoing global transition to renewable energy.
Refinery profits increased even as global oil prices dropped from the sharply elevated levels at the beginning of the reporting period, when the war in Ukraine disrupted global supplies. Sanctions imposed on Russia led to a sharp reduction in Russian natural gas exports to Europe, and U.S. producers increased their European exports to partially make up for the disruption. In addition to the tight supplies, U.S. demand for gasoline, diesel, and jet fuel strengthened to pre-pandemic levels, and elevated gas prices throughout the summer of 2022 kept some Americans from travelling. Late in the reporting period, the number of commercial flights surpassed 2019 levels for the first time since the beginning of the pandemic. In this environment, the stock price of several refineries hit record highs amid stronger revenues, earnings, and higher cash flow.
Refineries used the excess cash to pay down debt and rewarded their shareholders by increasing dividends and buying back their own stock, further strengthening stock prices.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Oil & Gas Exploration & Production .................... 69.2%
Oil & Gas Refining & Marketing ...................... 23.4
Oil & Gas Storage & Transportation ................... 7.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
ConocoPhillips ................................. 16.7%
EOG Resources, Inc. ............................. 9.3
Marathon Petroleum Corp. ......................... 8.4
Valero Energy Corp. .............................. 7.4
Phillips 66 ..................................... 4.7
Cheniere Energy, Inc. ............................. 4.7
Pioneer Natural Resources Co. ...................... 4.6
Hess Corp. .................................... 4.5
Devon Energy Corp. .............................. 4.3
Diamondback Energy, Inc. .......................... 4.0
      aaa aa

iShares
®
U.S. Oil Equipment & Services ETF
21
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................ 1.16% (8.27) % (8.74) % 1.16% (35.04) % (59.94) %
Fund Market ..............................
1.21 (8.27) (8.74) – % 1.21 (35.05) (59.94)
Index ................................... 1.54 (7.89) (8.46) 1.54 (33.71) (58.71)
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,351.10  $ 2.34  $ 1,000.00  $ 1,022.94  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
U.S. Oil Equipment & Services ETF
22
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. oil equipment and services stocks rose slightly during the reporting period. Despite record profits, relatively strong oil prices, and political pressure to increase production, oil and gas extraction companies focused on managing costs, growing profit margins, and returning cash to shareholders rather than invest heavily in new drilling operations.
That focus on increasing shareholder returns and a weakening outlook for oil and gas prices limited the growth for the energy equipment and services industry. Oil prices retreated from highs reached in the months following Russia’s invasion of Ukraine as rising interest rates and high inflationary pressures weakened the outlook for global economic growth. Coronavirus related lockdowns in China, the world’s largest importer of oil, also weakened global demand. Meanwhile, U.S. natural gas futures climbed to a
14-year high in August 2022 when Russia announced plans to shut down a natural gas pipeline to Europe, complicating efforts to refill supplies ahead of the winter. However, an unseasonably warm winter weakened demand for natural gas, and U.S. supplies of natural gas uncharacteristically outstripped demand during the winter months, sending prices for the fuel sharply lower during the first three months of 2023.
The oil and gas drilling industry contributed the most to the Index’s performance. Companies that own and operate offshore oil rigs benefited from supply disruptions and relatively high oil prices. Demand for offshore oil rigs increased to near full capacity, allowing operators to increase the fees they charge oil companies. The oil and gas equipment and services industry also gained, as strong demand for equipment and drilling services supported growing revenues and earnings, allowing companies in the industry to boost dividend payments.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Oil & Gas Equipment & Services ..................... 80.2%
Oil & Gas Drilling ................................ 19.8
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Schlumberger Ltd. ............................... 23.5%
Halliburton Co. ................................. 18.8
Baker Hughes Co., Class A ......................... 4.7
TechnipFMC PLC ............................... 4.6
ChampionX Corp. ............................... 4.6
NOV, Inc. ..................................... 4.2
Transocean, Ltd. ................................ 4.1
Valaris , Ltd. .................................... 3.8
Noble Corp. PLC, Class A .......................... 3.7
Weatherford International PLC ....................... 3.7
aaa aa

iShares
®
U.S. Pharmaceuticals ETF
23
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (7.83) % 5.19% 7.77% (7.83) % 28.76% 111.39%
Fund Market ...............................
(7.95) 5.15 7.76 – % (7.95) 28.53 111.22
Index .................................... (7.64) 5.48 8.08 (7.64) 30.55 117.41
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,047.20  $ 2.04  $ 1,000.00  $ 1,022.94  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
U.S. Pharmaceuticals ETF
24
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Pharmaceuticals stocks declined during the reporting period. Rising interest rates increased financing costs for many pharmaceutical companies as they typically carry high levels of debt to fund the research and development to produce new drugs. The higher interest rates and mounting inflation pressures also increased companies’ operating costs, weakening their ability to attract capital investments, particularly those researching drugs with longer development periods before commercialization. In addition, rising interest rates made the relatively low dividends on pharmaceutical stocks unattractive when compared to investments in the bond markets, which typically provide less volatile and more predictable returns.
The combination of slowing economies in overseas markets and a strong U.S. dollar, which reduces the conversion rate of foreign profits, also weakened financial performance.
Demand for vaccines against COVID-19, particularly among those drugs with lower efficacy, dropped as the pandemic waned.
A new federal law, the Inflation Reduction Act, gave the government more power to negotiate with pharmaceutical companies for lower prices for prescription drugs covered under Medicare, primarily for seniors. The new law, which focuses primarily on small molecule drugs that are developed by many large pharmaceutical companies, will compel drug companies to assess the financial implications of the law on their products and strategy.
Weaker merger and acquisition activity among pharmaceutical and biotechnology companies, which dropped in 2022 to the lowest levels in years, limited the upside in stock prices as buyers typically offer premiums for the companies to be acquired.
Conversely, stocks in the biotechnology sector, which constituted on average approximately 3.4% of the Index during the reporting period, contributed slightly to the Index’s performance. The stock price of one biotech company soared after reporting positive performance from a clinical study for treatment of a severe form of fatty liver disease.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Pharmaceuticals ................................ 96.4%
Biotechnology .................................. 3.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Johnson & Johnson .............................. 22.8%
Merck & Co., Inc. ................................ 19.5
Eli Lilly & Co. .................................. 5.0
Royalty Pharma PLC, Class A ....................... 4.7
Bristol-Myers Squibb Co. ........................... 4.6
Pfizer, Inc. .................................... 4.6
Zoetis, Inc., Class A .............................. 4.5
Catalent, Inc. .................................. 4.2
Viatris, Inc. .................................... 4.1
Jazz Pharmaceuticals PLC ......................... 3.6
      aaa aa

iShares
®
U.S. Real Estate ETF
25
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the
Dow Jones U.S. Real Estate Capped Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through January 24, 2021 reflects the performance of the Dow Jones U.S. Real Estate Index
TM
. Index performance beginning on January 25, 2021
reflects the performance of the Dow Jones U.S. Real Estate Capped Index
TM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (19.04) % 5.34% 5.53% (19.04) % 29.73% 71.35%
Fund Market ...............................
(19.25) 5.33 5.53 – % (19.25) 29.67 71.36
Index .................................... (18.72) 5.67 5.98 (18.72) 31.7 8 78.71
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,058.60  $ 2.05  $ 1,000.00  $ 1,022.94  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
U.S. Real Estate ETF
26
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Real estate investment trusts (“REITs”) declined substantially for the reporting period amid higher interest rates and changing homebuyer and tenant preferences. REITs typically take on substantial debt to finance the purchase of the properties they manage, and the sharp rise in interest rates made financing more expensive for REITs.
Furthermore, higher interest rates also meant increased bond yields, making dividend yields from REITs comparatively less attractive to income-oriented investors, although many REITs raised dividends during the reporting period.
Specialized REITs, which typically invest in a property type associated with a particular industry or service, detracted significantly from the Index’s performance. Operators of large networks of cellular network towers faced slowing growth as sales of cell phones that use newer network technology fell. Higher financing costs also weighed on the industry. Demand for self-storage units, which surged during the pandemic as stay-at-home Americans decluttered their houses, waned as lifestyles resumed pre-COVID-19 patterns.
Despite brisk demand for rentals, residential REITs also declined. Rising interest rates weighed heavily on the industry, and the value of residential REIT properties began to decline as the reporting period wore on. High levels of multifamily unit construction increased supply, increasing the probability of excess inventory. Rent rate growth cooled in 2022 following the sharp average rent increases of preceding periods.
Office REITs also detracted from the Index’s return, as remote work continued to pressure managers of office properties. Office occupancy rates remained below pre-
pandemic levels and tenants used ample supply to negotiate reduced rents and other concessions. Industrial REITs declined, as a slowdown in e-commerce raised concerns among investors for the managers of warehouses and logistics facilities used for fulfilment.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Telecom Tower REITs ............................. 15.1%
Industrial REITs ................................. 13.2
Retail REITs ................................... 11.1
Multi-Family Residential REITs ....................... 8.8
Self-Storage REITs .............................. 8.0
Data Center REITs ............................... 8.0
Health Care REITs ............................... 7.6
Other Specialized REITs ........................... 5.9
Single-Family Residential REITs ...................... 4.8
Office REITs ................................... 4.2
Real Estate Services ............................. 3.4
Timber REITs .................................. 2.6
Research & Consulting Services ...................... 2.4
Mortgage REITs ................................ 2.3
Diversified REITs ................................ 1.4
Other (each representing less than 1%) ................. 1.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Prologis, Inc. ................................... 9.7%
American Tower Corp. ............................ 8.0
Equinix, Inc. ................................... 5.6
Crown Castle, Inc. ............................... 4.7
Public Storage .................................. 4.0
Realty Income Corp. .............................. 3.3
Simon Property Group, Inc. ......................... 3.1
Welltower, Inc. .................................. 2.9
VICI Properties, Inc. .............................. 2.8
Digital Realty Trust, Inc. ........................... 2.4
      aaa aa

iShares
®
U.S. Regional Banks ETF
27
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................ (37.30) % (4.01) % 5.15% (37.30) % (18.49) % 65.29%
Fund Market ..............................
(37.35) (3.99) 5.16 – % (37.35) (18.40) 65.35
Index ................................... (37.09) (3.64) 5.59 (37.09) (16.91) 72.28
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 760.80  $ 1.76  $ 1,000.00  $ 1,022.94  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
U.S. Regional Banks ETF
28
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. regional banks, which operate locally but may offer national services, declined sharply during the reporting period. Near the end of the reporting period, Silvergate Bank, a bank closely tied to cryptocurrency that was not in the Index, closed due to insolvency, shortly before Silicon Valley Bank (included in the Index) failed to raise equity capital to shore up its balance sheet after higher interest rates led to large losses on its long-term bond investments, which led to heavy withdrawals by its customers. The failed capital raise sent bank stocks sharply lower. Thereafter, Silicon Valley Bank and Signature Bank (included in the Index) failed, marking the largest collapse for the industry since 2008. The banks, which both had a high percentage of uninsured deposits, were unable to meet the surge in customer withdrawals. The government intervened to help depositors and provide liquidity to maintain the stability of the financial system. The disruption created by the failures led investors to further credit downgrades while scrutiny on the industry increased, particularly for banks with large gaps between the expected maturity of assets and liabilities. Ripple effects included the acquisition of Credit Suisse, a beleaguered European bank that was not a constituent in the Index.
The banking industry overall faced significant challenges as the potential impact of a slowing economy outweighed the benefits of being able to charge more for loans in an environment of rising interest rates. While higher interest rates typically support bank profitability, persistently high inflation during the reporting period led to significant tightening from the Fed, and investors became concerned about the long-term effect of this tightening on loan growth and credit losses.
The Fed’s actions also prompted concerns about a prolonged slowdown in economic activity. Typically, economic disruptions affect regional banks more acutely because their revenues depend heavily on local economies and the financial health of specific industries.
A decrease in demand for home loans during the reporting period as mortgage rates rose also pressured regional banks, which are particularly exposed to the real estate market. Rising borrowing costs lowered demand for home loans, and mortgage originations dropped substantially. The fourth quarter of 2022 was the seventh consecutive quarter with fewer originations, which dropped to less than half the level of a year prior.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Regional Banks ................................. 60.5%
Diversified Banks ................................ 39.3
Commercial & Residential Mortgage Finance ............. 0.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
PNC Financial Services Group, Inc. (The) ............... 13.6%
U.S. Bancorp .................................. 13.4
Truist Financial Corp. ............................. 12.1
M&T Bank Corp. ................................ 5.4
Regions Financial Corp. ........................... 4.7
Fifth Third Bancorp .............................. 4.6
Huntington Bancshares, Inc. ........................ 4.3
Citizens Financial Group, Inc. ....................... 4.0
KeyCorp ...................................... 3.1
First Citizens BancShares, Inc., Class A ................. 3.1
      aaa aa

iShares
®
U.S. Telecommunications ETF
29
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Russell 1000 Telecommunications RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the
Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Select Telecommunications Index. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Telecommunications RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................ (20.56) % (0.70) % 2.04% (20.56) % (3.44) % 22.44%
Fund Market ..............................
(20.56) (0.68) 2.04 – % (20.56) (3.33) 22.37
Index ................................... (20.32) (0.40) 2.23 (20.32) (1.98) 24.69
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,125.70  $ 2.12  $ 1,000.00  $ 1,022.94  $ 2.02  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
U.S. Telecommunications ETF
30
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Telecommunications stocks dropped considerably during the reporting period, driven primarily by weakness in non-streaming media services. Stocks of cable and satellite companies within the media industry detracted the most from the Index’s return. Cable television subscriptions have declined for several years as the popularity of streaming services increased. This trend accelerated during the COVID-19 pandemic as consumers shifted toward streaming and away from traditional pay-TV services, including satellite TV and cable alternatives. Overall, more than half of all household audiences now do not have either a cable or satellite TV subscription. In 2022, subscriptions at the nation’s largest cable TV provider fell 1.9 million, or 11%, and subscriptions at the nation’s largest publicly traded satellite TV provider fell 10%. Cable and satellite dish providers continued diversifying into offering streaming services against entrenched competitors, but investments and expenses related to the production of content for those services still largely outstrip their revenue. Protracted carriage negotiations with a high profile network and a provider of local TV stations also weighed on stocks of the nation’s largest publicly traded satellite provider.
Diversified telecom services stocks also detracted from performance. Rising interest rates increased costs for alternative providers of bundled services, and their sales and profits declined. The suspension of a shareholder dividend by a leading telecommunications company triggered a sharp selloff as investors owning stocks in the company specifically for its traditionally high dividend yield departed. Higher interest rates also contributed to lower earnings for the nation’s largest wireless carrier, whose operating expenses increased partly from costs related to the industry’s ongoing expansion of 5G service coverage.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Communications Equipment ........................ 40.8%
Cable & Satellite ................................ 28.2
Integrated Telecommunication Services ................. 21.4
Wireless Telecommunication Services .................. 3.9
Movies & Entertainment ........................... 3.1
Alternative Carriers .............................. 2.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Cisco Systems, Inc. .............................. 18.4%
Verizon Communications, Inc. ....................... 14.2
Comcast Corp., Class A ........................... 13.9
AT&T, Inc. ..................................... 4.6
T-Mobile U.S., Inc. ............................... 3.9
Arista Networks, Inc. ............................. 3.8
Motorola Solutions, Inc. ........................... 3.6
Charter Communications, Inc., Class A ................. 3.4
Juniper Networks, Inc. ............................ 3.3
Roku, Inc., Class A ............................... 3.1
      aaa aa

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
March 31, 2023
iShares
®
U.S. Aerospace & Defense ETF
(Percentages shown are based on Net Assets)
32
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  97 .6%
AAR Corp.
(a)
............................. 530,377 $ 28,932,065
Aerojet Rocketdyne Holdings, Inc.
(a)
............. 1,229,364 69,053,376
AeroVironment, Inc.
(a)
....................... 408,403 37,434,219
Archer Aviation, Inc. , Class A
(a) (b)
................ 2,303,300 6,587,438
Axon Enterprise, Inc.
(a) (b)
..................... 1,096,322 246,508,002
Boeing Co. (The)
(a)
......................... 4,710,021 1,000,549,761
BWX Technologies, Inc. ..................... 1,479,272 93,253,307
Curtiss-Wright Corp.
(b)
....................... 621,209 109,494,298
General Dynamics Corp. ..................... 1,160,563 264,852,082
HEICO Corp.
(b)
........................... 641,084 109,651,007
HEICO Corp. , Class A ....................... 1,124,182 152,776,334
Hexcel Corp. ............................. 1,366,781 93,282,803
Howmet Aerospace, Inc. ..................... 5,970,854 252,985,084
Huntington Ingalls Industries, Inc. ............... 646,312 133,799,510
Kaman Corp. , Class A ....................... 454,004 10,378,531
Kratos Defense & Security Solutions, Inc.
(a)
........ 2,045,349 27,571,305
L3Harris Technologies, Inc. ................... 1,267,336 248,702,017
Lockheed Martin Corp. ...................... 968,012 457,608,313
Maxar Technologies, Inc. ..................... 1,211,024 61,834,885
Mercury Systems, Inc.
(a) (b)
.................... 942,158 48,163,117
Moog, Inc. , Class A ........................ 465,596 46,908,797
National Presto Industries, Inc. ................. 82,364 5,937,621
Northrop Grumman Corp. .................... 566,400 261,518,208
Parsons Corp.
(a)
........................... 538,057 24,072,670
Raytheon Technologies Corp. ................. 12,269,980 1,201,599,141
Rocket Lab USA, Inc.
(a) (b)
..................... 3,527,713 14,251,961
Spirit AeroSystems Holdings, Inc. , Class A ......... 1,706,785 58,935,286
Textron, Inc.
(b)
............................ 3,385,466 239,115,464
TransDigm Group, Inc. ...................... 344,698 254,059,661
Triumph Group, Inc.
(a) (b)
...................... 1,053,459 12,209,590
V2X, Inc.
(a)
.............................. 177,714 7,058,800
Security Shares Value
a
Aerospace & Defense (continued)
Virgin Galactic Holdings, Inc.
(a) (b)
................ 3,870,407 $ 15,675,148
Woodward, Inc. ........................... 968,559 94,308,590
5,689,068,391
a
Industrial Machinery & Supplies & Components  —  1 .9%
RBC Bearings, Inc.
(a) (b)
...................... 470,625 109,528,556
a
Leisure Products  —  0 .4%
Smith & Wesson Brands, Inc. .................. 743,689 9,154,812
Sturm Ruger & Co., Inc. ..................... 286,268 16,443,234
25,598,046
a
Total Long-Term  Investments — 99.9%
(Cost: $ 5,324,228,059 ) ............................... 5,824,194,993
a
Short-Term Securities
Money Market Funds  —  1 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.01%
(c) (d) (e)
............................ 63,339,127 63,358,129
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.73%
(c) (d)
............................. 6,037,253 6,037,253
a
Total Short-Term Securities — 1.2%
(Cost: $ 69,356,197 ) ................................. 69,395,382
Total Investments — 101.1%
(Cost: $ 5,393,584,256 ) ............................... 5,893,590,375
Liabilities in Excess of Other Assets — ( 1 .1 ) % ............... (64,085,480)
Net Assets — 100.0% ................................. $ 5,829,504,895
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 30,259,215 $ 33,040,084
(a)
$ — $ 29,330 $ 29,500 $ 63,358,129 63,339,127 $ 378,495
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 4,110,000 1,927,253
(a)
— — — 6,037,253 6,037,253 141,285 7
$ 29,330 $ 29,500
$ 69,395,382
$ 519,780 $ 7
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(continued)
March 31, 2023
33
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Index .................................................................. 66 06/16/23 $ 6,785 $ 327,349
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 327,349 $ — $ — $ — $ 327,349
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (1,976,866) $ — $ — $ — $ (1,976,866)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 305,133 $ — $ — $ — $ 305,133
Futures contracts
Average notional value of contracts — long ................................................................................... $ 6,292,875
a

Schedule of Investments
(continued)
March 31, 2023
iShares
®
U.S. Aerospace & Defense ETF
34
2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,824,194,993  $ —  $ —  $ 5,824,194,993
Short-Term Securities
Money Market Funds ...................................... 69,395,382  —  —  69,395,382
$ 5,893,590,375  $ —  $ —  $ 5,893,590,375
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 327,349  $ —  $ —  $ 327,349
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
March 31, 2023
(Percentages shown are based on Net Assets)
35
Schedule of Investments
Security Shares Value
a
Common Stocks
Asset Management & Custody Banks  — 0.2%
Diamond Hill Investment Group, Inc. ............. 10,683 $ 1,758,208
a
Financial Exchanges & Data  — 25.2%
Cboe Global Markets, Inc. .................... 297,558 39,944,186
CME Group, Inc. , Class A .................... 193,369 37,034,031
Intercontinental Exchange, Inc. ................ 357,355 37,268,553
MarketAxess Holdings, Inc. ................... 102,114 39,956,187
Nasdaq, Inc. ............................. 665,122 36,362,220
190,565,177
a
Investment Banking & Brokerage  — 74.2%
B Riley Financial, Inc. ....................... 56,678 1,609,089
BGC Partners, Inc., Class A ................... 1,150,462 6,016,916
Charles Schwab Corp. (The) .................. 628,251 32,907,787
Evercore, Inc., Class A ...................... 126,743 14,623,607
Goldman Sachs Group, Inc. (The) .............. 443,230 144,984,965
Houlihan Lokey, Inc., Class A .................. 178,958 15,657,036
Interactive Brokers Group, Inc., Class A ........... 364,904 30,126,474
Jefferies Financial Group, Inc. ................. 641,787 20,370,319
Lazard Ltd., Class A ........................ 400,000 13,244,000
LPL Financial Holdings, Inc. ................... 144,848 29,317,235
Moelis & Co., Class A ....................... 226,891 8,721,690
Morgan Stanley ........................... 1,710,042 150,141,688
Piper Sandler Companies .................... 48,596 6,735,892
PJT Partners, Inc., Class A ................... 86,600 6,251,654
Raymond James Financial, Inc. ................ 344,205 32,104,000
Security Shares Value
a
Investment Banking & Brokerage (continued)
Robinhood Markets, Inc., Class A
(a)(b)
............. 1,817,835 $ 17,651,178
Stifel Financial Corp. ....................... 373,687 22,081,165
StoneX Group, Inc.
(a)
....................... 62,259 6,445,674
Virtu Financial, Inc., Class A ................... 329,230 6,222,447
565,212,816
a
Total Long-Term  Investments — 99.6%
(Cost: $795,959,234) ................................ 757,536,201
a
Short-Term Securities
Money Market Funds  —  1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.01%
(c)(d)(e)
............................ 5,370,395 5,372,007
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.73%
(c)(d)
............................. 2,515,774 2,515,774
a
Total Short-Term Securities — 1.1%
(Cost: $7,888,202) .................................. 7,887,781
Total Investments — 100.7%
(Cost: $803,847,436) ................................ 765,423,982
Liabilities in Excess of Other Assets — (0.7)% ............... (5,116,801)
Net Assets — 100.0% ................................. $ 760,307,181
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 5,369,363
(a)
$ — $ 3,065 $ (421) $ 5,372,007 5,370,395 $ 16,018
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 720,000 1,795,774
(a)
— — — 2,515,774 2,515,774 23,581 1
$ 3,065 $ (421)
$ 7,887,781
$ 39,599 $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2023
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
36
2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 20 06/16/23 $ 1,996 $ 27,772
Russell 2000 E-Mini Index ................................................................ 9 06/16/23 816 11,638
$ 39,410
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 39,410 $ — $ — $ — $ 39,410
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (563,251) $ — $ — $ — $ (563,251)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 30,032 $ — $ — $ — $ 30,032
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,383,809
a

iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(continued)
March 31, 2023
37
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 757,536,201  $ —  $ —  $ 757,536,201
Short-Term Securities
Money Market Funds ...................................... 7,887,781  —  —  7,887,781
$ 765,423,982  $ —  $ —  $ 765,423,982
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 39,410  $ —  $ —  $ 39,410
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2023
iShares
®
U.S. Healthcare Providers ETF
(Percentages shown are based on Net Assets)
38
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Health Care Facilities  — 13.5%
Acadia Healthcare Co., Inc.
(a)(b)
................. 226,079 $ 16,334,208
Brookdale Senior Living, Inc.
(a)(b)
................ 461,762 1,362,198
Cano Health, Inc., Class A
(a)(b)
................. 453,416 412,609
Community Health Systems, Inc. ............... 312,153 1,529,550
Encompass Health Corp. .................... 247,974 13,415,393
Ensign Group, Inc. (The)
(b)
.................... 138,494 13,231,717
HCA Healthcare, Inc. ....................... 211,107 55,664,694
National HealthCare Corp. .................... 33,575 1,949,700
Pennant Group, Inc. (The)
(a)
................... 69,691 995,187
Select Medical Holdings Corp.
(b)
................ 258,756 6,688,843
Surgery Partners, Inc.
(a)(b)
.................... 167,570 5,776,138
Tenet Healthcare Corp.
(a)
..................... 268,686 15,965,322
U.S. Physical Therapy, Inc. ................... 32,310 3,163,472
Universal Health Services, Inc., Class B .......... 159,431 20,263,680
156,752,711
a
Health Care Services  — 31.7%
23andMe Holding Co., Class A
(a)(b)
.............. 719,013 1,639,350
Accolade, Inc.
(a)
........................... 157,411 2,263,570
Addus HomeCare Corp.
(a)
.................... 40,033 4,273,923
Agiliti, Inc.
(a)(b)
............................ 82,398 1,316,720
agilon health, Inc.
(a)(b)
....................... 491,262 11,667,472
Amedisys, Inc.
(a)
.......................... 80,743 5,938,648
Apollo Medical Holdings, Inc.
(a)(b)
................ 97,729 3,564,177
Castle Biosciences, Inc.
(a)(b)
................... 61,749 1,402,937
Chemed Corp. ............................ 36,952 19,870,938
Cigna Group (The) ......................... 190,028 48,557,855
CorVel Corp.
(a)
............................ 22,599 4,300,138
CVS Health Corp. ......................... 1,280,496 95,153,658
DaVita, Inc.
(a)(b)
........................... 136,579 11,077,923
DocGo, Inc.
(a)
............................ 203,867 1,763,450
Fulgent Genetics, Inc.
(a)(b)
.................... 49,138 1,534,088
Guardant Health, Inc.
(a)
...................... 254,554 5,966,746
Hims & Hers Health, Inc., Class A
(a)(b)
............ 302,202 2,997,844
Invitae Corp.
(a)(b)
........................... 564,384 761,918
Laboratory Corp. of America Holdings ............ 220,172 50,511,860
LifeStance Health Group, Inc.
(a)(b)
............... 233,956 1,738,293
ModivCare, Inc.
(a)
.......................... 31,620 2,658,610
Oak Street Health, Inc.
(a)
..................... 289,878 11,212,481
OPKO Health, Inc.
(a)(b)
....................... 1,020,554 1,490,009
Option Care Health, Inc.
(a)
.................... 415,863 13,211,967
Pediatrix Medical Group, Inc.
(a)(b)
................ 203,587 3,035,482
Premier, Inc., Class A ....................... 295,385 9,561,612
Privia Health Group, Inc.
(a)(b)
................... 124,897 3,448,406
Quest Diagnostics, Inc. ...................... 275,836 39,025,277
R1 RCM, Inc.
(a)(b)
.......................... 341,561 5,123,415
RadNet, Inc.
(a)
............................ 121,161 3,032,660
368,101,427
a
Security Shares Value
a
Health Care Technology  — 3.6%
American Well Corp., Class A
(a)(b)
............... 604,446 $ 1,426,493
Certara, Inc.
(a)(b)
........................... 261,880 6,313,927
Definitive Healthcare Corp., Class A
(a)(b)
........... 93,508 965,938
Doximity, Inc., Class A
(a)(b)
.................... 294,980 9,551,452
GoodRx Holdings, Inc., Class A
(a)(b)
.............. 185,482 1,159,263
Health Catalyst, Inc.
(a)
....................... 136,357 1,591,286
HealthStream, Inc.
(a)
........................ 60,136 1,629,686
Phreesia, Inc.
(a)
........................... 131,077 4,232,476
Schrodinger, Inc.
(a)(b)
........................ 132,657 3,492,859
Sharecare, Inc.
(a)(b)
......................... 791,863 1,124,445
Teladoc Health, Inc.
(a)(b)
...................... 402,390 10,421,901
41,909,726
a
Life Sciences Tools & Services  — 0.5%
NeoGenomics, Inc.
(a)
....................... 313,864 5,464,372
a
Managed Health Care  — 50.6%
Alignment Healthcare, Inc.
(a)
.................. 203,669 1,295,335
Centene Corp.
(a)
.......................... 793,404 50,151,067
Clover Health Investments Corp., Class A
(a)(b)
....... 805,873 681,043
Elevance Health, Inc. ....................... 349,706 160,798,316
HealthEquity, Inc.
(a)
......................... 210,331 12,348,533
Humana, Inc. ............................ 108,477 52,661,244
Molina Healthcare, Inc.
(a)
..................... 145,124 38,819,219
Progyny, Inc.
(a)
............................ 186,960 6,005,155
UnitedHealth Group, Inc. ..................... 563,948 266,516,185
589,276,097
a
Total Long-Term  Investments — 99.9%
(Cost: $1,307,323,437) ............................... 1,161,504,333
a
Short-Term Securities
Money Market Funds  —  5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.01%
(c)(d)(e)
............................ 62,448,179 62,466,913
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.73%
(c)(d)
............................. 1,177,913 1,177,913
a
Total Short-Term Securities — 5.5%
(Cost: $63,609,921) ................................. 63,644,826
Total Investments — 105.4%
(Cost: $1,370,933,358) ............................... 1,225,149,159
Liabilities in Excess of Other Assets — (5.4)% ............... (62,610,491)
Net Assets — 100.0% ................................. $ 1,162,538,668
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(continued)
March 31, 2023
39
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 49,212,785 $ 13,215,272
(a)
$ — $ 13,624 $ 25,232 $ 62,466,913 62,448,179 $ 181,586
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,470,000 — (292,087)
(a)
— — 1,177,913 1,177,913 55,520 2
$ 13,624 $ 25,232
$ 63,644,826
$ 237,106 $ 2
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Sector Index ............................................................ 9 06/16/23 $ 1,187 $ 32,465
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 32,465 $ — $ — $ — $ 32,465
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (65,195) $ — $ — $ — $ (65,195)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (24,878) $ — $ — $ — $ (24,878)

Schedule of Investments
(continued)
March 31, 2023
iShares
®
U.S. Healthcare Providers ETF
40
2023
iShares Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,268,228
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,161,504,333  $ —  $ —  $ 1,161,504,333
Short-Term Securities
Money Market Funds ...................................... 63,644,826  —  —  63,644,826
$ 1,225,149,159  $ —  $ —  $ 1,225,149,159
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 32,465  $ —  $ —  $ 32,465
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Home Construction ETF
Schedule of Investments
March 31, 2023
(Percentages shown are based on Net Assets)
41
Schedule of Investments
Security Shares Value
a
Common Stocks
Building Products  — 13.0%
American Woodmark Corp.
(a)(b)
................. 47,495 $ 2,473,065
AZEK Co., Inc. (The), Class A
(a)(b)
............... 309,517 7,286,030
Builders FirstSource, Inc.
(a)(b)
.................. 419,766 37,266,826
Fortune Brands Innovations, Inc. ............... 365,763 21,481,261
Hayward Holdings, Inc.
(a)(b)
.................... 330,786 3,876,812
JELD-WEN Holding, Inc.
(a)
.................... 240,970 3,050,680
Lennox International, Inc. .................... 92,072 23,135,852
Masco Corp. ............................. 642,286 31,934,460
Masonite International Corp.
(a)(b)
................ 63,551 5,768,524
Masterbrand, Inc.
(a)
........................ 365,909 2,941,908
Owens Corning ........................... 266,544 25,534,915
PGT Innovations, Inc.
(a)
...................... 171,184 4,298,430
Quanex Building Products Corp. ................ 94,654 2,037,901
Simpson Manufacturing Co., Inc. ............... 121,502 13,321,479
Trex Co., Inc.
(a)(b)
.......................... 312,992 15,233,321
UFP Industries, Inc. ........................ 175,789 13,969,952
213,611,416
a
Construction Materials  — 0.9%
Eagle Materials, Inc. ........................ 102,834 15,090,890
a
Forest Products  — 0.7%
Louisiana-Pacific Corp. ...................... 204,485 11,085,132
a
Home Furnishings  — 1.7%
Ethan Allen Interiors, Inc. .................... 65,183 1,789,925
Leggett & Platt, Inc. ........................ 378,199 12,056,984
Mohawk Industries, Inc.
(a)(b)
................... 150,408 15,073,890
28,920,799
a
Home Improvement Retail  — 10.6%
Floor & Decor Holdings, Inc., Class A
(a)(b)
.......... 302,639 29,725,203
Home Depot, Inc. (The) ..................... 244,558 72,173,957
LL Flooring Holdings, Inc.
(a)
................... 83,731 318,178
Lowe's Companies, Inc. ..................... 354,417 70,872,767
173,090,105
a
Homebuilding  — 66.1%
Beazer Homes USA, Inc.
(a)(b)
.................. 237,374 3,769,499
Cavco Industries, Inc.
(a)
...................... 65,118 20,690,593
Century Communities, Inc. ................... 227,726 14,556,246
DR Horton, Inc.
(b)
.......................... 2,516,374 245,824,576
Green Brick Partners, Inc.
(a)
................... 218,832 7,672,250
Installed Building Products, Inc. ................ 188,863 21,536,048
Security Shares Value
a
Homebuilding (continued)
KB Home ............................... 657,327 $ 26,411,399
Lennar Corp., Class A ....................... 2,041,667 214,599,618
Lennar Corp., Class B ...................... 116,480 10,402,829
LGI Homes, Inc.
(a)(b)
........................ 165,036 18,819,055
M/I Homes, Inc.
(a)
.......................... 220,878 13,935,193
MDC Holdings, Inc. ........................ 467,598 18,175,534
Meritage Homes Corp. ...................... 294,497 34,385,470
NVR, Inc.
(a)(b)
............................. 24,359 135,732,976
PulteGroup, Inc. .......................... 1,816,655 105,874,653
Skyline Champion Corp.
(a)
.................... 427,233 32,140,739
Taylor Morrison Home Corp.
(a)
................. 872,480 33,381,085
Toll Brothers, Inc. .......................... 828,069 49,708,982
TopBuild Corp.
(a)(b)
......................... 257,448 53,585,227
Tri Pointe Homes, Inc.
(a)
..................... 812,635 20,575,918
1,081,777,890
a
Specialty Chemicals  — 4.4%
Sherwin-Williams Co. (The) ................... 323,972 72,819,186
a
Trading Companies & Distributors  — 2.4%
Beacon Roofing Supply, Inc.
(a)(b)
................ 144,751 8,518,596
Watsco, Inc. ............................. 94,881 30,187,339
38,705,935
a
Total Long-Term  Investments — 99.8%
(Cost: $1,795,800,906) ............................... 1,635,101,353
a
Short-Term Securities
Money Market Funds  —  4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.01%
(c)(d)(e)
............................ 71,342,484 71,363,887
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.73%
(c)(d)
............................. 1,937,714 1,937,714
a
Total Short-Term Securities — 4.5%
(Cost: $73,276,338) ................................. 73,301,601
Total Investments — 104.3%
(Cost: $1,869,077,244) ............................... 1,708,402,954
Liabilities in Excess of Other Assets — (4.3)% ............... (70,931,681)
Net Assets — 100.0% ................................. $ 1,637,471,273
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 30,168,682 $ 41,159,700
(a)
$ — $ 16,837 $ 18,668 $ 71,363,887 71,342,484 $ 129,262
(b)
$ —

Schedule of Investments
(continued)
March 31, 2023
iShares
®
U.S. Home Construction ETF
42
2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury,
SL Agency Shares $ 2,040,000 $ — $ (102,286)
(a)
$ — $ — $ 1,937,714 1,937,714 $ 48,659 $ 2
$ 16,837 $ 18,668
$ 73,301,601
$ 177,921 $ 2
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index ............................................................. 10 06/16/23 $ 2,530 $ 138,762
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 138,762 $ — $ — $ — $ 138,762
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (16,578) $ — $ — $ — $ (16,578)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 46,054 $ — $ — $ — $ 46,054
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,090,465
a

iShares
®
U.S. Home Construction ETF
Schedule of Investments
(continued)
March 31, 2023
43
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,635,101,353  $ —  $ —  $ 1,635,101,353
Short-Term Securities
Money Market Funds ...................................... 73,301,601  —  —  73,301,601
$ 1,708,402,954  $ —  $ —  $ 1,708,402,954
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 138,762  $ —  $ —  $ 138,762
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2023
iShares
®
U.S. Infrastructure ETF
(Percentages shown are based on Net Assets)
44
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aluminum  — 1.6%
Arconic Corp.
(a)
........................... 414,183 $ 10,864,020
Century Aluminum Co.
(a)
..................... 859,015 8,590,150
Kaiser Aluminum Corp. ...................... 131,399 9,806,307
29,260,477
a
Automotive Parts & Equipment  — 0.6%
XPEL, Inc.
(a)
............................. 165,520 11,247,084
a
Building Products  — 6.3%
Advanced Drainage Systems, Inc.
(b)
............. 123,491 10,399,177
Apogee Enterprises, Inc. ..................... 231,881 10,028,853
Armstrong World Industries, Inc. ................ 142,307 10,137,951
AZEK Co., Inc. (The), Class A
(a)(b)
............... 453,974 10,686,548
Builders FirstSource, Inc.
(a)
................... 124,263 11,032,069
Carlisle Companies, Inc. ..................... 41,755 9,439,553
Gibraltar Industries, Inc.
(a)
.................... 205,202 9,952,297
Insteel Industries, Inc. ....................... 361,069 10,044,940
Owens Corning ........................... 109,421 10,482,532
Simpson Manufacturing Co., Inc. ............... 98,805 10,832,980
Trex Co., Inc.
(a)(b)
.......................... 209,638 10,203,081
113,239,981
a
Commodity Chemicals  — 3.0%
AdvanSix, Inc. ............................ 265,554 10,162,752
Hawkins, Inc. ............................ 262,895 11,509,543
LyondellBasell Industries NV, Class A ............ 113,951 10,698,860
Tredegar Corp. ........................... 929,648 8,487,686
Westlake Corp.
(b)
.......................... 88,949 10,316,305
51,175,146
a
Construction & Engineering  — 10.9%
AECOM ................................ 123,516 10,414,869
API Group Corp.
(a)
......................... 459,620 10,332,258
Argan, Inc. .............................. 277,515 11,231,032
Comfort Systems USA, Inc. ................... 73,373 10,709,523
Construction Partners, Inc., Class A
(a)(b)
........... 394,359 10,624,031
EMCOR Group, Inc. ........................ 65,594 10,664,928
Fluor Corp.
(a)
............................. 295,031 9,119,408
Granite Construction, Inc. .................... 254,685 10,462,460
Great Lakes Dredge & Dock Corp.
(a)
............. 1,910,576 10,374,428
MasTec, Inc.
(a)
............................ 108,435 10,240,601
MDU Resources Group, Inc. .................. 350,239 10,675,285
MYR Group, Inc.
(a)
......................... 90,036 11,345,436
Northwest Pipe Co.
(a)
....................... 275,791 8,612,953
Primoris Services Corp. ..................... 398,039 9,815,642
Quanta Services, Inc.
(b)
...................... 67,928 11,319,522
Stantec, Inc. ............................. 188,558 11,013,673
Sterling Infrastructure, Inc.
(a)
.................. 272,138 10,308,587
Tutor Perini Corp.
(a)
........................ 1,254,963 7,743,122
Valmont Industries, Inc. ...................... 33,221 10,606,801
195,614,559
a
Construction Machinery & Heavy Transportation Equipment  — 2.1%
Astec Industries, Inc. ....................... 224,911 9,277,579
Greenbrier Companies, Inc. (The) ............... 334,892 10,773,476
Terex Corp. .............................. 183,712 8,887,987
Trinity Industries, Inc. ....................... 394,915 9,620,129
38,559,171
a
Construction Materials  — 1.8%
Martin Marietta Materials, Inc. ................. 30,301 10,758,673
Summit Materials, Inc., Class A
(a)(b)
.............. 361,188 10,290,246
Security Shares Value
a
Construction Materials (continued)
Vulcan Materials Co. ....................... 60,733 $ 10,419,354
31,468,273
a
Copper  — 0.6%
Taseko Mines, Ltd.
(a)(b)
....................... 6,225,469 10,334,279
a
Distributors  — 0.6%
Pool Corp. .............................. 30,648 10,495,101
a
Diversified Chemicals  — 0.4%
LSB Industries, Inc.
(a)
....................... 763,698 7,889,000
a
Diversified Metals & Mining  — 0.5%
Compass Minerals International, Inc. ............. 271,206 9,299,654
a
Electric Utilities  — 19.8%
ALLETE, Inc. ............................ 213,620 13,750,719
Alliant Energy Corp. ........................ 255,375 13,637,025
American Electric Power Co., Inc. ............... 149,266 13,581,713
Avangrid, Inc. ............................ 338,363 13,493,917
Constellation Energy Corp. ................... 168,370 13,217,045
Duke Energy Corp. ........................ 139,404 13,448,304
Edison International ........................ 197,581 13,947,243
Entergy Corp. ............................ 126,554 13,634,928
Evergy, Inc. .............................. 223,384 13,653,230
Eversource Energy ........................ 176,274 13,795,203
Exelon Corp. ............................. 321,360 13,461,770
FirstEnergy Corp. ......................... 334,447 13,397,947
Fortis, Inc.
(b)
............................. 331,528 14,099,886
Hawaiian Electric Industries, Inc. ............... 332,270 12,759,168
IDACORP, Inc. ........................... 128,880 13,961,570
MGE Energy, Inc. .......................... 186,636 14,496,018
NextEra Energy, Inc. ....................... 180,118 13,883,496
NRG Energy, Inc. .......................... 395,296 13,554,700
OGE Energy Corp. ......................... 371,434 13,988,205
PG&E Corp.
(a)(b)
........................... 813,314 13,151,287
Pinnacle West Capital Corp. .................. 174,008 13,788,394
PNM Resources, Inc. ....................... 271,821 13,232,246
Portland General Electric Co. .................. 278,718 13,626,523
PPL Corp. .............................. 485,494 13,491,878
Southern Co. (The) ........................ 205,170 14,275,729
Xcel Energy, Inc. .......................... 204,257 13,775,092
355,103,236
a
Electrical Components & Equipment  — 0.6%
SunPower Corp.
(a)(b)
........................ 711,256 9,843,783
a
Environmental & Facilities Services  — 1.1%
Harsco Corp.
(a)
........................... 1,323,929 9,042,435
Tetra Tech, Inc. ........................... 78,610 11,548,595
20,591,030
a
Forest Products  — 1.1%
Louisiana-Pacific Corp. ...................... 183,619 9,953,986
West Fraser Timber Co., Ltd. .................. 143,264 10,206,127
20,160,113
a
Gas Utilities  — 4.6%
Atmos Energy Corp. ........................ 117,955 13,253,424
Chesapeake Utilities Corp. ................... 40,281 5,155,565
New Jersey Resources Corp. .................. 258,968 13,777,097
Northwest Natural Holding Co. ................. 275,478 13,101,734
ONE Gas, Inc. ............................ 164,186 13,008,457
Southwest Gas Holdings, Inc. ................. 183,557 11,463,135

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(continued)
March 31, 2023
(Percentages shown are based on Net Assets)
45
Schedule of Investments
Security Shares Value
a
Gas Utilities (continued)
Spire, Inc. ............................... 190,016 $ 13,327,722
83,087,134
a
Independent Power Producers & Energy Traders  — 0.8%
Vistra Corp. ............................. 621,098 14,906,352
a
Industrial Machinery & Supplies & Components  — 1.9%
Luxfer Holdings PLC ....................... 688,285 11,632,016
Mueller Industries, Inc. ...................... 147,046 10,804,940
Omega Flex, Inc. .......................... 90,749 10,113,069
32,550,025
a
Multi-Utilities  — 11.4%
Algonquin Power & Utilities Corp. ............... 1,700,468 14,283,931
Ameren Corp. ............................ 158,820 13,720,460
Avista Corp. ............................. 288,950 12,265,927
Black Hills Corp. .......................... 213,551 13,475,068
CenterPoint Energy, Inc. ..................... 468,062 13,789,106
CMS Energy Corp. ......................... 222,223 13,640,048
Consolidated Edison, Inc. .................... 146,619 14,027,040
Dominion Energy, Inc. ....................... 237,718 13,290,813
DTE Energy Co. .......................... 121,598 13,319,845
NiSource, Inc. ............................ 480,050 13,422,198
NorthWestern Corp. ........................ 230,458 13,334,300
Public Service Enterprise Group, Inc. ............ 220,271 13,755,924
Sempra Energy ........................... 88,123 13,320,673
Unitil Corp. .............................. 244,082 13,922,437
WEC Energy Group, Inc. ..................... 148,435 14,070,154
203,637,924
a
Oil & Gas Equipment & Services  — 0.5%
U.S. Silica Holdings, Inc.
(a)
.................... 796,079 9,505,183
a
Oil & Gas Storage & Transportation  — 7.7%
Antero Midstream Corp. ..................... 1,230,121 12,903,969
DT Midstream, Inc. ......................... 256,915 12,683,894
Enbridge, Inc.
(b)
........................... 342,194 13,054,701
EnLink Midstream LLC ...................... 1,146,342 12,426,347
Equitrans Midstream Corp. ................... 2,120,827 12,258,380
Kinder Morgan, Inc., Class P .................. 753,405 13,192,122
Kinetik Holdings, Inc., Class A ................. 422,816 13,234,141
New Fortress Energy, Inc., Class A .............. 367,841 10,825,561
ONEOK, Inc. ............................. 195,984 12,452,823
TC Energy Corp. .......................... 321,739 12,518,864
Williams Companies, Inc. (The) ................ 429,367 12,820,899
138,371,701
a
Rail Transportation  — 2.1%
CSX Corp. .............................. 426,892 12,781,147
Norfolk Southern Corp. ...................... 58,216 12,341,792
Union Pacific Corp. ........................ 63,517 12,783,431
37,906,370
a
Research & Consulting Services  — 1.2%
Jacobs Solutions, Inc. ....................... 89,830 10,555,923
NV5 Global, Inc.
(a)(b)
........................ 104,577 10,872,871
21,428,794
a
Specialty Chemicals  — 1.7%
Eastman Chemical Co. ...................... 126,995 10,710,758
Ecovyst, Inc.
(a)
............................ 1,005,572 11,111,571
Ingevity Corp.
(a)(b)
.......................... 135,654 9,701,974
31,524,303
a
Steel  — 7.7%
Algoma Steel Group, Inc.
(b)
................... 1,223,100 9,882,648
ATI, Inc.
(a)
............................... 259,085 10,223,494
Security Shares Value
a
Steel (continued)
Carpenter Technology Corp. .................. 212,973 $ 9,532,671
Cleveland-Cliffs, Inc.
(a)
...................... 486,236 8,912,706
Commercial Metals Co. ...................... 204,120 9,981,468
Haynes International, Inc. .................... 188,688 9,451,382
Nucor Corp. ............................. 62,120 9,595,676
Olympic Steel, Inc. ......................... 188,623 9,848,007
Reliance Steel & Aluminum Co. ................ 42,054 10,796,944
Ryerson Holding Corp. ...................... 269,428 9,801,791
Steel Dynamics, Inc. ........................ 81,440 9,207,606
TimkenSteel Corp.
(a)
........................ 561,656 10,300,771
United States Steel Corp. .................... 353,239 9,219,538
Worthington Industries, Inc. ................... 176,906 11,436,973
138,191,675
a
Trading Companies & Distributors  — 2.5%
Alta Equipment Group, Inc. ................... 572,677 9,076,930
BlueLinx Holdings, Inc.
(a)(b)
.................... 125,417 8,523,339
Boise Cascade Co. ........................ 157,767 9,978,763
H&E Equipment Services, Inc. ................. 198,585 8,783,415
United Rentals, Inc. ........................ 23,107 9,144,826
45,507,273
a
Water Utilities  — 5.5%
American States Water Co. ................... 152,490 13,554,836
American Water Works Co., Inc. ................ 95,188 13,944,090
Artesian Resources Corp., Class A, NVS .......... 240,245 13,299,963
California Water Service Group ................ 233,956 13,616,239
Essential Utilities, Inc. ....................... 316,540 13,816,971
Middlesex Water Co. ....................... 45,999 3,593,442
SJW Group .............................. 175,470 13,358,531
York Water Co. (The) ....................... 306,249 13,689,331
98,873,403
a
Total Long-Term  Investments — 98.6%
(Cost: $1,731,790,031) ............................... 1,769,771,024
a
Short-Term Securities
Money Market Funds  —  4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.01%
(c)(d)(e)
............................ 53,883,979 53,900,144
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.73%
(c)(d)
............................. 22,701,642 22,701,642
a
Total Short-Term Securities — 4.3%
(Cost: $76,595,050) ................................. 76,601,786
Total Investments — 102.9%
(Cost: $1,808,385,081) ............................... 1,846,372,810
Liabilities in Excess of Other Assets — (2.9)% ............... (52,080,781)
Net Assets — 100.0% ................................. $ 1,794,292,029
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2023
iShares
®
U.S. Infrastructure ETF
46
2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,922,144 $ 46,966,384
(a)
$ — $ 5,836 $ 5,780 $ 53,900,144 53,883,979 $ 988,373
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,310,000 21,391,642
(a)
— — — 22,701,642 22,701,642 391,022 18
$ 5,836 $ 5,780
$ 76,601,786
$ 1,379,395 $ 18
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 5 06/16/23 $ 437 $ 27,122
E-Mini Utilities Select Sector Index .......................................................... 23 06/16/23 1,583 37,788
S&P MidCap 400 E-Mini Index ............................................................. 12 06/16/23 3,036 118,591
$ 183,501
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long ........
Monthly
Goldman Sachs Bank USA
(b)
08/19/26
$ 6,838,252 $ 195,808
(c )
$ 7,047,366 0.4%
Monthly
HSBC Bank PLC
(d)
02/10/28
11,314,324 175,690
(e )
11,487,456 0.6
Monthly
JPMorgan Chase Bank NA
(f)
02/08/24
1,514,608 33,691
(g )
1,552,736 0.1
$ 405,189 $ 20,087,558
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $(13,306) of net dividends and financing fees.
(e)
Amount includes $2,558 of net dividends and financing fees.
(g)
Amount includes $(4,437) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(continued)
March 31, 2023
47
Schedule of Investments
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
Goldman Sachs Bank USA as of period end, termination date August 19,
2026 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Gas Utilities
Chesapeake Utilities Corp. ............ 1,658 $ 212,208 3.0%
a
Multi-Utilities
Avista Corp. ...................... 3 127 —
a
Water Utilities
Middlesex Water Co. ................ 87,494 6,835,031 97.0
a
Total Reference Entity — Long
7,047,366
Net Value of Reference Entity — Goldman Sachs Bank
USA ................................... $ 7,047,366
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 10, 2028 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Gas Utilities
Chesapeake Utilities Corp. ............ 62,559 $ 8,006,927 69.7%
a
Shares Value
% of
Basket
Value
Multi-Utilities
Avista Corp. ...................... 3 $ 127 — %
a
Water Utilities
Middlesex Water Co. ................ 44,552 3,480,402 30.3
a
Total Reference Entity — Long
11,487,456
Net Value of Reference Entity — HSBC Bank PLC .... $ 11,487,456
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
JPMorgan Chase Bank NA as of period end, termination date February 8,
2024 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Multi-Utilities
Avista Corp. ...................... 36,578 $ 1,552,736 100.0%
a
Total Reference Entity — Long
1,552,736
Net Value of Reference Entity — JPMorgan Chase Bank
NA .................................... $ 1,552,736
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................. $ — $ — $ 405,1 89 $ —
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
................... $ — $ — $ 183,501 $ — $ — $ — $ 183,501
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid ........ — — 405,18 9 — — — 405,18 9
$ — $ — $ 588,6 90 $ — $ — $ — $ 588,690
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
March 31, 2023
iShares
®
U.S. Infrastructure ETF
48
2023
iShares Annual Report to Shareholders
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ...................................... $ — $ — $ (765,772) $ — $ — $ — $ (765,772)
Swaps ............................................. — — (148,708) — — — (148,708)
$ — $ — $ (914,480) $ — $ — $ — $ (914,480)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ...................................... $ — $ — $ 164,133 $ — $ — $ — $ 164,133
Swaps ............................................. — — 405,189 — — — 405,189
$ —
$ — $ 569,322 $ — $ — $ — $ 569,322
Futures contracts
Average notional value of contracts — long ................................................................................... $ 4,298,613
Total return swaps
Average notional amount ............................................................................................... $ 9,343,466
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ................................................................................ $ 67,550  $ —
Swaps — OTC
(a)
................................................................................ 405,189  —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ........................................ $ 472,739  $ —
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .....................................
(67,550) —
Total derivative assets and liabilities subject to an MNA ........................................................ $ 405,189  $ —
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
( c )
Goldman Sachs Bank USA .............................. $ 195,808  $ –  $ –  $ –  $ 195,808
HSBC Bank PLC ..................................... 175,690  –  –  –  175,690
JPMorgan Chase Bank NA .............................. 33,691  –  –  –  33,691
$ 405,189  $ –  $ –  $ –  $ 405,189
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(continued)
March 31, 2023
49
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,769,771,024  $ —  $ —  $ 1,769,771,024
Short-Term Securities
Money Market Funds ...................................... 76,601,786  —  —  76,601,786
$ 1,846,372,810  $ —  $ —  $ 1,846,372,810
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 183,501  $ 405,189  $ —  $ 588,690
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2023
iShares
®
U.S. Insurance ETF
(Percentages shown are based on Net Assets)
50
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Diversified Financial Services  — 1.0%
Voya Financial, Inc. ........................ 67,407 $ 4,816,904
a
Insurance Brokers  — 6.9%
Arthur J Gallagher & Co. ..................... 113,070 21,631,422
Brown & Brown, Inc. ........................ 162,467 9,328,855
30,960,277
a
Life & Health Insurance  — 23.1%
Aflac, Inc. ............................... 323,228 20,854,671
American Equity Investment Life Holding Co. ....... 49,548 1,808,007
Brighthouse Financial, Inc.
(a)(b)
................. 48,618 2,144,540
CNO Financial Group, Inc. .................... 79,834 1,771,516
Genworth Financial, Inc., Class A
(a)
.............. 217,350 1,091,097
Globe Life, Inc. ........................... 62,800 6,909,256
Lincoln National Corp. ...................... 106,851 2,400,942
MetLife, Inc. ............................. 434,585 25,179,855
National Western Life Group, Inc., Class A ......... 1,879 455,883
Oscar Health, Inc., Class A
(a)
.................. 77,621 507,641
Primerica, Inc. ............................ 25,644 4,416,923
Principal Financial Group, Inc. ................. 157,560 11,709,859
Prudential Financial, Inc. ..................... 226,108 18,708,176
Trupanion, Inc.
(a)
.......................... 24,287 1,041,669
Unum Group ............................. 129,877 5,137,934
104,137,969
a
Multi-line Insurance  — 10.0%
American International Group, Inc. .............. 489,980 24,675,393
Assurant, Inc. ............................ 36,532 4,386,397
Hartford Financial Services Group, Inc. (The) ....... 218,334 15,215,696
Horace Mann Educators Corp. ................. 16,953 567,586
44,845,072
a
Property & Casualty Insurance  — 58.8%
Allstate Corp. (The) ........................ 174,560 19,342,994
Ambac Financial Group, Inc.
(a)
................. 34,289 530,794
American Financial Group, Inc. ................ 48,330 5,872,095
AMERISAFE, Inc. ......................... 13,824 676,685
Arch Capital Group Ltd.
(a)(b)
................... 256,283 17,393,927
Argo Group International Holdings, Ltd. ........... 25,029 733,099
Assured Guaranty Ltd. ...................... 42,339 2,128,382
Axis Capital Holdings Ltd. .................... 53,603 2,922,436
Chubb Ltd. .............................. 273,059 53,022,597
Cincinnati Financial Corp. .................... 108,638 12,176,147
CNA Financial Corp. ........................ 19,079 744,653
Employers Holdings, Inc. ..................... 20,052 835,968
Security Shares Value
a
Property & Casualty Insurance (continued)
Erie Indemnity Co., Class A, NVS ............... 17,240 $ 3,993,818
First American Financial Corp. ................. 72,958 4,060,842
Hanover Insurance Group, Inc. (The) ............ 24,769 3,182,816
James River Group Holdings, Ltd. .............. 19,182 396,108
Kemper Corp. ............................ 44,423 2,428,161
Kinsale Capital Group, Inc. ................... 14,984 4,497,448
Lemonade, Inc.
(a)(b)
......................... 31,051 442,787
Loews Corp. ............................. 135,177 7,842,970
Markel Corp.
(a)(b)
........................... 9,279 11,853,087
MBIA, Inc.
(a)(b)
............................ 32,987 305,460
Mercury General Corp. ...................... 19,088 605,853
Old Republic International Corp. ................ 191,606 4,784,402
Palomar Holdings, Inc.
(a)
..................... 17,428 962,026
ProAssurance Corp. ........................ 36,130 667,682
Progressive Corp. (The) ..................... 384,785 55,047,342
RLI Corp. ............................... 28,012 3,723,075
Safety Insurance Group, Inc. .................. 10,738 800,196
Selective Insurance Group, Inc. ................ 41,948 3,998,903
Travelers Companies, Inc. (The) ................ 152,381 26,119,627
United Fire Group, Inc. ...................... 16,740 444,447
W R Berkley Corp. ......................... 141,145 8,787,688
White Mountains Insurance Group Ltd.
(b)
.......... 1,774 2,443,667
263,768,182
a
Total Long-Term  Investments — 99.8%
(Cost: $477,585,674) ................................ 448,528,404
a
Short-Term Securities
Money Market Funds  —  1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.01%
(c)(d)(e)
............................ 4,440,642 4,441,975
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.73%
(c)(d)
............................. 541,341 541,341
a
Total Short-Term Securities — 1.1%
(Cost: $4,983,774) .................................. 4,983,316
Total Investments — 100.9%
(Cost: $482,569,448) ................................ 453,511,720
Liabilities in Excess of Other Assets — (0.9)% ............... (3,851,551)
Net Assets — 100.0% ................................. $ 449,660,169
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,049,986 $ 3,387,920
(a)
$ — $ 4,719 $ (650) $ 4,441,975 4,440,642 $ 24,706
(b)
$ —

iShares
®
U.S. Insurance ETF
Schedule of Investments
(continued)
March 31, 2023
51
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. $ 510,000 $ 31,341
(a)
$ — $ — $ — $ 541,341 541,341 $ 17,705 $ 1
$ 4,719 $ (650)
$ 4,983,316
$ 42,411 $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 10 06/16/23 $ 998 $ (14,043)
S&P MidCap 400 E-Mini Index ............................................................ 1 06/16/23 253 9,718
$ (4,325)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 9,718 $ — $ — $ — $ 9,718
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 14,043 $ — $ — $ — $ 14,043
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (292,995) $ — $ — $ — $ (292,995)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (5,337) $ — $ — $ — $ (5,337)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 886,422
a

Schedule of Investments
(continued)
March 31, 2023
iShares
®
U.S. Insurance ETF
52
2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 448,528,404  $ —  $ —  $ 448,528,404
Short-Term Securities
Money Market Funds ...................................... 4,983,316  —  —  4,983,316
$ 453,511,720  $ —  $ —  $ 453,511,720
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 9,718  $ —  $ —  $ 9,718
Liabilities
Equity Contracts ........................................... (14,043) —  —  (14,043)
$ (4,325) $ —  $ —  $ (4,325)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Medical Devices ETF
Schedule of Investments
March 31, 2023
(Percentages shown are based on Net Assets)
53
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Equipment  — 78.9%
Abbott Laboratories ........................ 8,025,908 $ 812,703,444
AngioDynamics, Inc.
(a)
...................... 207,774 2,148,383
Artivion, Inc.
(a)(b)
........................... 214,137 2,805,195
AtriCure, Inc.
(a)(b)
.......................... 246,939 10,235,622
Axogen, Inc.
(a)(b)
........................... 224,526 2,121,771
Axonics, Inc.
(a)(b)
........................... 263,970 14,402,203
Baxter International, Inc. ..................... 2,683,647 108,848,722
Becton Dickinson & Co. ..................... 1,098,914 272,025,172
Boston Scientific Corp.
(a)
..................... 5,512,893 275,810,037
Butterfly Network, Inc., Class A
(a)(b)
.............. 767,290 1,442,505
Cardiovascular Systems, Inc.
(a)
................. 222,789 4,424,589
CONMED Corp. ........................... 162,482 16,875,380
Dexcom, Inc.
(a)
........................... 2,054,796 238,726,199
Edwards Lifesciences Corp.
(a)
................. 3,287,660 271,988,112
Enovis Corp.
(a)(b)
........................... 252,998 13,532,863
Envista Holdings Corp.
(a)
..................... 868,032 35,485,148
GE HealthCare Technologies, Inc.
(a)(b)
............ 1,930,804 158,383,852
Glaukos Corp.
(a)
........................... 253,281 12,689,378
Globus Medical, Inc., Class A
(a)
................ 414,487 23,476,544
Heska Corp.
(a)(b)
........................... 54,038 5,275,190
Hologic, Inc.
(a)(b)
........................... 1,311,080 105,804,156
IDEXX Laboratories, Inc.
(a)
.................... 440,393 220,231,731
Inari Medical, Inc.
(a)(b)
....................... 257,266 15,883,603
Inogen, Inc.
(a)
............................ 121,695 1,518,754
Inspire Medical Systems, Inc.
(a)(b)
............... 154,456 36,153,516
Insulet Corp.
(a)(b)
........................... 369,307 117,794,161
Integer Holdings Corp.
(a)(b)
.................... 175,914 13,633,335
Integra LifeSciences Holdings Corp.
(a)(b)
........... 386,868 22,210,092
Intuitive Surgical, Inc.
(a)
...................... 1,118,618 285,773,340
iRhythm Technologies, Inc.
(a)(b)
................. 160,385 19,892,552
LeMaitre Vascular, Inc.
(b)
..................... 102,802 5,291,219
LivaNova PLC
(a)(b)
.......................... 284,181 12,384,608
Masimo Corp.
(a)(b)
.......................... 257,154 47,455,199
Medtronic PLC ........................... 6,122,991 493,635,534
Mesa Laboratories, Inc.
(b)
.................... 26,681 4,661,971
Nevro Corp.
(a)(b)
........................... 188,110 6,800,176
Novocure Ltd.
(a)(b)
.......................... 480,227 28,880,852
NuVasive, Inc.
(a)
........................... 276,800 11,434,608
Omnicell, Inc.
(a)(b)
.......................... 237,065 13,908,604
Orthofix Medical, Inc.
(a)(b)
..................... 181,495 3,040,041
Outset Medical, Inc.
(a)(b)
...................... 256,502 4,719,637
Paragon 28, Inc.
(a)(b)
........................ 136,273 2,326,180
Penumbra, Inc.
(a)(b)
......................... 201,956 56,283,118
PROCEPT BioRobotics Corp.
(a)(b)
............... 173,333 4,922,657
QuidelOrtho Corp.
(a)(b)
....................... 284,718 25,365,527
ResMed, Inc. ............................ 781,197 171,074,331
Senseonics Holdings, Inc.
(a)(b)
.................. 2,539,310 1,802,910
Shockwave Medical, Inc.
(a)
.................... 192,198 41,674,292
SI-BONE, Inc.
(a)(b)
.......................... 161,171 3,170,234
STERIS PLC ............................. 527,946 100,985,511
Stryker Corp. ............................ 1,150,906 328,549,136
Surmodics, Inc.
(a)(b)
......................... 74,993 1,708,340
Tandem Diabetes Care, Inc.
(a)(b)
................ 341,392 13,863,929
Teleflex, Inc.
(b)
............................ 249,433 63,183,873
TransMedics Group, Inc.
(a)(b)
................... 169,508 12,836,841
Treace Medical Concepts, Inc.
(a)
................ 184,556 4,648,966
Varex Imaging Corp.
(a)(b)
..................... 212,910 3,872,833
ViewRay, Inc.
(a)
........................... 770,585 2,666,224
Zimmer Biomet Holdings, Inc. ................. 1,115,916 144,176,347
4,737,619,247
a
Security Shares Value
a
Health Care Supplies  — 0.3%
STAAR Surgical Co.
(a)(b)
...................... 256,899 $ 16,428,691
a
Life Sciences Tools & Services  — 20.6%
Bio-Rad Laboratories, Inc., Class A
(a)(b)
........... 114,488 54,842,042
Bruker Corp.
(b)
............................ 531,856 41,931,527
NanoString Technologies, Inc.
(a)(b)
............... 227,851 2,255,725
Thermo Fisher Scientific, Inc. .................. 1,805,340 1,040,543,816
Waters Corp.
(a)(b)
.......................... 315,912 97,815,832
1,237,388,942
a
Total Long-Term  Investments — 99.8%
(Cost: $6,089,623,172) ............................... 5,991,436,880
a
Short-Term Securities
Money Market Funds  —  3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.01%
(c)(d)(e)
............................ 221,919,494 221,986,069
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.73%
(c)(d)
............................. 5,113,089 5,113,089
a
Total Short-Term Securities — 3.8%
(Cost: $227,054,372) ................................ 227,099,158
Total Investments — 103.6%
(Cost: $6,316,677,544) ............................... 6,218,536,038
Liabilities in Excess of Other Assets — (3.6)% ............... (216,200,567)
Net Assets — 100.0% ................................. $ 6,002,335,471
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2023
iShares
®
U.S. Medical Devices ETF
54
2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 149,913,062  $ 72,028,371
(a)
$ —  $ 48,031  $ (3,395) $ 221,986,069  221,919,494  $ 648,566
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 5,130,000  —  (16,911)
(a)
—  —  5,113,089  5,113,089  216,146  7
$ 48,031  $ (3,395)
$ 227,099,158
$ 864,712  $ 7
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Sector Index ............................................................ 56 06/16/23 $ 7,387 $ 193,105
E-Mini Technology Select Sector Index ....................................................... 24 06/16/23 3,686 181,445
$ 374,550
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 374,550 $ — $ — $ — $ 374,550
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (261,936) $ — $ — $ — $ (261,936)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (14,613) $ — $ — $ — $ (14,613)

iShares
®
U.S. Medical Devices ETF
Schedule of Investments
(continued)
March 31, 2023
55
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 10,952,208
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,991,436,880  $ —  $ —  $ 5,991,436,880
Short-Term Securities
Money Market Funds ...................................... 227,099,158  —  —  227,099,158
$ 6,218,536,038  $ —  $ —  $ 6,218,536,038
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 374,550  $ —  $ —  $ 374,550
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2023
iShares
®
U.S. Oil & Gas Exploration & Production ETF
(Percentages shown are based on Net Assets)
56
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Oil & Gas Exploration & Production  —  69 .1%
Antero Resources Corp.
(a) (b)
................... 322,584 $ 7,448,465
APA Corp. .............................. 375,604 13,544,280
California Resources Corp. ................... 85,826 3,304,301
Callon Petroleum Co.
(a) (b)
..................... 59,636 1,994,228
Chesapeake Energy Corp. ................... 125,232 9,522,641
Chord Energy Corp. ........................ 48,611 6,543,041
Civitas Resources, Inc. ...................... 60,655 4,145,163
CNX Resources Corp.
(a) (b)
.................... 198,863 3,185,785
Comstock Resources, Inc. .................... 106,812 1,152,501
ConocoPhillips ........................... 1,225,593 121,591,082
Coterra Energy, Inc. ........................ 921,100 22,603,794
Denbury, Inc.
(a)
........................... 58,178 5,098,138
Devon Energy Corp. ........................ 618,217 31,287,962
Diamondback Energy, Inc. .................... 214,698 29,020,729
Earthstone Energy, Inc. , Class A
(a) (b)
............. 44,240 575,562
EOG Resources, Inc. ....................... 588,223 67,428,002
EQT Corp. .............................. 428,896 13,686,071
Gulfport Energy Corp.
(a)
..................... 13,270 1,061,600
Hess Corp. .............................. 247,996 32,819,791
Kosmos Energy Ltd.
(a)
....................... 532,612 3,962,633
Magnolia Oil & Gas Corp. , Class A .............. 194,938 4,265,243
Marathon Oil Corp. ......................... 741,866 17,775,109
Matador Resources Co. ..................... 131,140 6,248,821
Murphy Oil Corp. .......................... 170,714 6,313,004
Northern Oil and Gas, Inc. .................... 86,491 2,625,002
Ovintiv, Inc. .............................. 287,077 10,357,738
PDC Energy, Inc. .......................... 107,648 6,908,849
Permian Resources Corp. , Class A .............. 272,925 2,865,713
Pioneer Natural Resources Co. ................ 164,901 33,679,380
Range Resources Corp. ..................... 282,290 7,472,216
SM Energy Co. ........................... 143,456 4,039,721
Southwestern Energy Co.
(a)
................... 1,289,251 6,446,255
Talos Energy, Inc.
(a) (b)
....................... 76,063 1,128,775
Tellurian, Inc.
(a) (b)
.......................... 612,081 752,860
Texas Pacific Land Corp. ..................... 7,201 12,249,045
Vital Energy, Inc.
(a) (b)
........................ 19,619 893,449
503,996,949
a
Security Shares Value
a
Oil & Gas Refining & Marketing  —  23 .4%
Clean Energy Fuels Corp.
(a)
................... 204,980 $ 893,713
CVR Energy, Inc. .......................... 34,004 1,114,651
Delek U.S. Holdings, Inc. .................... 81,273 1,865,215
HF Sinclair Corp. .......................... 157,093 7,600,159
Marathon Petroleum Corp. ................... 454,607 61,294,662
Par Pacific Holdings, Inc.
(a)
................... 64,779 1,891,547
PBF Energy, Inc. , Class A .................... 133,524 5,789,601
Phillips 66 ............................... 339,325 34,400,769
Valero Energy Corp. ........................ 385,982 53,883,087
World Fuel Services Corp. .................... 72,560 1,853,908
170,587,312
a
Oil & Gas Storage & Transportation  —  7 .3%
Cheniere Energy, Inc. ....................... 217,156 34,223,786
Targa Resources Corp. ...................... 264,421 19,289,512
53,513,298
a
Total Long-Term  Investments — 99.8%
(Cost: $ 740,205,628 ) ................................ 728,097,559
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.01%
(c) (d) (e)
............................ 4,915,325 4,916,800
a
Total Short-Term Securities — 0.7%
(Cost: $ 4,914,673 ) .................................. 4,916,800
Total Investments — 100.5%
(Cost: $ 745,120,301 ) ................................ 733,014,359
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (3,517,928)
Net Assets — 100.0% ................................. $ 729,496,431
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 2,984,384  $ 1,930,568
(a)
$ —  $ 318  $ 1,530  $ 4,916,800  4,915,325  $ 21,813
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 1,490,000  —  (1,490,000)
(a)
—  —  —  —  37,512  2
$ 318  $ 1,530
$ 4,916,800
$ 59,325  $ 2

iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(continued)
March 31, 2023
57
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 18 06/16/23 $ 1,571 $ 53,064
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 53,064 $ — $ — $ — $ 53,064
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (409,156) $ — $ — $ — $ (409,156)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 30,620 $ — $ — $ — $ 30,620
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,573,878
a

Schedule of Investments
(continued)
March 31, 2023
iShares
®
U.S. Oil & Gas Exploration & Production ETF
58
2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 728,097,559  $ —  $ —  $ 728,097,559
Short-Term Securities
Money Market Funds ...................................... 4,916,800  —  —  4,916,800
$ 733,014,359  $ —  $ —  $ 733,014,359
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 53,064  $ —  $ —  $ 53,064
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Oil Equipment & Services ETF
Schedule of Investments
March 31, 2023
(Percentages shown are based on Net Assets)
59
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Drilling  — 19.7%
Diamond Offshore Drilling, Inc.
(a)
................ 216,903 $ 2,611,512
Helmerich & Payne, Inc. ..................... 223,261 7,981,581
Nabors Industries, Ltd.
(a)(b)
.................... 19,198 2,340,428
Noble Corp. PLC, Class A
(a)(b)
.................. 209,634 8,274,254
Patterson-UTI Energy, Inc. ................... 463,258 5,420,119
Transocean, Ltd.
(a)(b)
........................ 1,418,893 9,024,159
Valaris, Ltd.
(a)(b)
........................... 128,510 8,360,861
44,012,914
a
Oil & Gas Equipment & Services  — 80.1%
Archrock, Inc. ............................ 285,903 2,793,272
Baker Hughes Co., Class A ................... 363,200 10,481,952
Bristow Group, Inc.
(a)
....................... 50,325 1,127,280
Cactus, Inc., Class A ....................... 136,637 5,633,543
ChampionX Corp. ......................... 377,837 10,250,718
Core Laboratories NV
(b)
...................... 99,651 2,197,305
DMC Global, Inc.
(a)
......................... 39,624 870,539
Dril-Quip, Inc.
(a)
........................... 72,462 2,078,935
Expro Group Holdings NV
(a)(b)
.................. 146,458 2,688,969
Halliburton Co. ........................... 1,321,268 41,804,919
Helix Energy Solutions Group, Inc.
(a)
............. 304,898 2,359,911
Liberty Energy, Inc., Class A .................. 319,796 4,096,587
NexTier Oilfield Solutions, Inc.
(a)(b)
............... 340,976 2,710,759
NOV, Inc. ............................... 505,780 9,361,988
Oceaneering International, Inc.
(a)
............... 214,222 3,776,734
ProFrac Holding Corp., Class A
(a)
............... 69,102 875,522
ProPetro Holding Corp.
(a)
..................... 205,678 1,478,825
Security Shares Value
a
Oil & Gas Equipment & Services (continued)
RPC, Inc. ............................... 177,848 $ 1,367,651
Schlumberger Ltd. ......................... 1,066,009 52,341,042
TechnipFMC PLC
(a)(b)
....................... 752,491 10,271,502
U.S. Silica Holdings, Inc.
(a)
.................... 161,604 1,929,552
Weatherford International PLC
(a)
................ 137,803 8,178,608
178,676,113
a
Total Long-Term  Investments — 99.8%
(Cost: $247,184,199) ................................ 222,689,027
a
Short-Term Securities
Money Market Funds  —  8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.01%
(c)(d)(e)
............................ 17,829,592 17,834,940
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.73%
(c)(d)
............................. 272,477 272,477
a
Total Short-Term Securities — 8.1%
(Cost: $18,102,442) ................................. 18,107,417
Total Investments — 107.9%
(Cost: $265,286,641) ................................ 240,796,444
Liabilities in Excess of Other Assets — (7.9)% ............... (17,550,708)
Net Assets — 100.0% ................................. $ 223,245,736
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 10,305,539 $ 7,523,077
(a)
$ — $ 4,001 $ 2,323 $ 17,834,940 17,829,592 $ 32,552
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 160,000 112,477
(a)
— — — 272,477 272,477 9,667 —
$ 4,001 $ 2,323
$ 18,107,417
$ 42,219 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2023
iShares
®
U.S. Oil Equipment & Services ETF
60
2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 7 06/16/23 $ 611 $ 18,284
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 18,284 $ — $ — $ — $ 18,284
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (221,936) $ — $ — $ — $ (221,936)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 18,072 $ — $ — $ — $ 18,072
Futures contracts
Average notional value of contracts — long ................................................................................... $ 603,393
a

iShares
®
U.S. Oil Equipment & Services ETF
Schedule of Investments
(continued)
March 31, 2023
61
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 222,689,027  $ —  $ —  $ 222,689,027
Short-Term Securities
Money Market Funds ...................................... 18,107,417  —  —  18,107,417
$ 240,796,444  $ —  $ —  $ 240,796,444
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 18,284  $ —  $ —  $ 18,284
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2023
iShares
®
U.S. Pharmaceuticals ETF
(Percentages shown are based on Net Assets)
62
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Biotechnology  —  3 .5%
Amicus Therapeutics, Inc.
(a) (b)
.................. 369,691 $ 4,099,873
Catalyst Pharmaceuticals, Inc.
(a) (b)
............... 141,562 2,347,098
Ironwood Pharmaceuticals, Inc. , Class A
(a)
......... 197,314 2,075,744
Madrigal Pharmaceuticals, Inc.
(a)
............... 18,001 4,360,922
Vanda Pharmaceuticals, Inc.
(a)
................. 84,219 571,847
13,455,484
a
Pharmaceuticals  —  96 .4%
Aclaris Therapeutics, Inc.
(a) (b)
.................. 75,700 612,413
Amphastar Pharmaceuticals, Inc.
(a)
.............. 55,738 2,090,175
Amylyx Pharmaceuticals, Inc.
(a) (b)
............... 58,777 1,724,517
Arvinas, Inc.
(a) (b)
........................... 71,616 1,956,549
Atea Pharmaceuticals, Inc.
(a)
.................. 112,409 376,570
Axsome Therapeutics, Inc.
(a) (b)
................. 50,723 3,128,595
Bristol-Myers Squibb Co. ..................... 252,601 17,507,775
Cara Therapeutics, Inc.
(a)
.................... 66,976 328,852
Cassava Sciences, Inc.
(a) (b)
................... 57,991 1,398,743
Catalent, Inc.
(a) (b)
.......................... 243,553 16,003,868
Collegium Pharmaceutical, Inc.
(a) (b)
.............. 49,637 1,190,792
Corcept Therapeutics, Inc.
(a) (b)
................. 141,655 3,068,247
DICE Therapeutics, Inc.
(a)
.................... 50,043 1,433,732
Elanco Animal Health, Inc.
(a)
................... 659,055 6,195,117
Eli Lilly & Co. ............................ 54,385 18,676,897
Harmony Biosciences Holdings, Inc.
(a)
............ 43,852 1,431,768
Innoviva, Inc.
(a) (b)
.......................... 92,817 1,044,191
Intra-Cellular Therapies, Inc.
(a)
................. 130,222 7,051,521
Jazz Pharmaceuticals PLC
(a)
.................. 93,097 13,622,884
Johnson & Johnson ........................ 555,620 86,121,100
Ligand Pharmaceuticals, Inc.
(a)
................. 23,729 1,745,505
Merck & Co., Inc. .......................... 691,803 73,600,921
Nuvation Bio, Inc. , Class A
(a)
.................. 201,176 333,952
Organon & Co. ........................... 376,083 8,845,472
Pacira BioSciences, Inc.
(a) (b)
................... 67,838 2,768,469
Security Shares Value
a
Pharmaceuticals (continued)
Perrigo Co. PLC .......................... 199,068 $ 7,140,569
Pfizer, Inc. .............................. 423,667 17,285,614
Phibro Animal Health Corp. , Class A ............. 30,164 462,113
Pliant Therapeutics, Inc.
(a) (b)
................... 62,455 1,661,303
Prestige Consumer Healthcare, Inc.
(a) (b)
........... 73,465 4,601,113
Reata Pharmaceuticals, Inc. , Class A
(a) (b)
.......... 41,284 3,753,541
Revance Therapeutics, Inc.
(a) (b)
................. 121,644 3,918,153
Royalty Pharma PLC , Class A ................. 494,690 17,823,681
Theravance Biopharma, Inc.
(a)
................. 85,572 928,456
Ventyx Biosciences, Inc.
(a) (b)
................... 41,032 1,374,572
Viatris, Inc. .............................. 1,609,615 15,484,496
Zoetis, Inc. , Class A ........................ 100,792 16,775,821
363,468,057
a
Total Long-Term  Investments — 99.9%
(Cost: $ 383,623,587 ) ................................ 376,923,541
a
Short-Term Securities
Money Market Funds  —  5 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.01%
(c) (d) (e)
............................ 18,863,854 18,869,513
a
Total Short-Term Securities — 5.0%
(Cost: $ 18,864,348 ) ................................. 18,869,513
Total Investments — 104.9%
(Cost: $ 402,487,935 ) ................................ 395,793,054
Liabilities in Excess of Other Assets — ( 4 .9 ) % ............... (18,634,106)
Net Assets — 100.0% ................................. $ 377,158,948
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 11,796,050 $ 7,065,308
(a)
$ — $ 7,464 $ 691 $ 18,869,513 18,863,854 $ 360,483
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 400,000 — (400,000)
(a)
— — — — 15,150 —
$ 7,464 $ 691
$ 18,869,513
$ 375,633 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

iShares
®
U.S. Pharmaceuticals ETF
Schedule of Investments
(continued)
March 31, 2023
63
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Sector Index ............................................................ 2 06/16/23 $ 264 $ 7,989
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 7,989 $ — $ — $ — $ 7,989
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (126,309) $ — $ — $ — $ (126,309)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (5,782) $ — $ — $ — $ (5,782)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 393,613
a

Schedule of Investments
(continued)
March 31, 2023
iShares
®
U.S. Pharmaceuticals ETF
64
2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 376,923,541  $ —  $ —  $ 376,923,541
Short-Term Securities
Money Market Funds ...................................... 18,869,513  —  —  18,869,513
$ 395,793,054  $ —  $ —  $ 395,793,054
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 7,989  $ —  $ —  $ 7,989
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Real Estate ETF
Schedule of Investments
March 31, 2023
(Percentages shown are based on Net Assets)
65
Schedule of Investments
Security Shares Value
a
Common Stocks
Data Center REITs  — 8.0%
Digital Realty Trust, Inc. ..................... 780,021 $ 76,683,864
Equinix , Inc. ............................. 250,598 180,691,182
257,375,046
a
Diversified REITs  — 1.4%
WP Carey, Inc. ........................... 571,403 44,255,162
a
Health Care REITs  — 7.6%
Healthcare Realty Trust, Inc., Class A ............ 1,032,454 19,957,336
Healthpeak Properties, Inc. ................... 1,483,394 32,590,166
Medical Properties Trust, Inc.
(a)
................. 1,625,024 13,357,697
National Health Investors, Inc. ................. 117,930 6,082,830
Omega Healthcare Investors, Inc. ............... 635,518 17,419,548
Physicians Realty Trust ...................... 619,701 9,252,136
Sabra Health Care REIT, Inc. .................. 627,710 7,218,665
Ventas, Inc. ............................. 1,085,152 47,041,339
Welltower , Inc. ............................ 1,281,900 91,899,411
244,819,128
a
Hotel & Resort REITs  — 1.0%
Host Hotels & Resorts, Inc. ................... 1,939,819 31,987,615
a
Industrial REITs  — 13.2%
Americold Realty Trust, Inc. ................... 730,881 20,793,565
EastGroup Properties, Inc. ................... 118,234 19,546,445
First Industrial Realty Trust, Inc. ................ 358,481 19,071,189
LXP Industrial Trust ........................ 749,049 7,722,695
Prologis, Inc. ............................. 2,499,747 311,893,433
Rexford Industrial Realty, Inc. ................. 513,050 30,603,433
STAG Industrial, Inc. ....................... 486,192 16,443,013
426,073,773
a
Mortgage REITs  — 2.3%
AGNC Investment Corp. ..................... 1,558,869 15,713,400
Annaly Capital Management, Inc. ............... 1,270,475 24,278,777
Blackstone Mortgage Trust, Inc., Class A .......... 467,830 8,350,766
Rithm Capital Corp. ........................ 1,285,506 10,284,048
Starwood Property Trust, Inc. .................. 842,490 14,903,648
73,530,639
a
Multi-Family Residential REITs  — 8.8%
Apartment Income REIT Corp. ................. 422,962 15,146,269
AvalonBay Communities, Inc. ................. 379,510 63,780,451
Camden Property Trust ...................... 298,787 31,324,829
Equity Residential ......................... 923,999 55,439,940
Essex Property Trust, Inc. .................... 175,289 36,659,941
Mid-America Apartment Communities, Inc. ......... 313,290 47,319,322
UDR, Inc. ............................... 839,015 34,449,956
284,120,708
a
Office REITs  — 4.1%
Alexandria Real Estate Equities, Inc. ............. 427,294 53,663,853
Boston Properties, Inc. ...................... 386,977 20,943,195
Corporate Office Properties Trust ............... 305,530 7,244,116
Cousins Properties, Inc. ..................... 411,491 8,797,678
Douglas Emmett, Inc. ....................... 477,818 5,891,496
Equity Commonwealth ...................... 296,444 6,139,355
Highwoods Properties, Inc. ................... 285,950 6,631,181
JBG SMITH Properties ...................... 267,855 4,033,896
Kilroy Realty Corp. ......................... 286,130 9,270,612
SL Green Realty Corp. ...................... 176,767 4,157,560
Vornado Realty Trust ....................... 437,989 6,731,891
133,504,833
a
Security Shares Value
a
Other Specialized REITs  — 5.9%
Gaming and Leisure Properties, Inc. ............. 698,640 $ 36,371,198
Iron Mountain, Inc. ......................... 788,713 41,730,805
Lamar Advertising Co., Class A ................ 236,735 23,647,459
VICI Properties, Inc. ........................ 2,722,964 88,823,086
190,572,548
a
Real Estate Development  — 0.2%
Howard Hughes Corp. (The)
(a)(b)
................ 93,536 7,482,880
a
Real Estate Services  — 3.4%
CBRE Group, Inc., Class A
(a)(b)
................. 857,152 62,409,237
Jones Lang LaSalle, Inc.
(b)
.................... 128,778 18,735,911
Opendoor Technologies, Inc.
(a)(b)
................ 1,382,568 2,433,320
Zillow Group, Inc., Class A
(a)(b)
................. 157,461 6,881,046
Zillow Group, Inc., Class C, NVS
(a)(b)
............. 441,958 19,653,872
110,113,386
a
Research & Consulting Services  — 2.3%
CoStar Group, Inc.
(a)(b)
....................... 1,103,318 75,963,444
a
Retail REITs  — 11.0%
Agree Realty Corp. ........................ 240,286 16,486,023
Brixmor Property Group, Inc. .................. 813,642 17,509,576
Federal Realty Investment Trust ................ 198,626 19,630,208
Kimco Realty Corp. ........................ 1,677,902 32,769,426
National Retail Properties, Inc. ................. 492,283 21,734,294
Realty Income Corp. ........................ 1,701,425 107,734,231
Regency Centers Corp. ..................... 417,834 25,563,084
Simon Property Group, Inc. ................... 886,954 99,312,239
Spirit Realty Capital, Inc. ..................... 378,897 15,095,257
355,834,338
a
Self-Storage REITs  — 7.9%
CubeSmart .............................. 609,257 28,159,859
Extra Space Storage, Inc. .................... 363,333 59,197,846
Life Storage, Inc. .......................... 230,589 30,227,912
National Storage Affiliates Trust ................ 229,405 9,584,541
Public Storage ............................ 428,827 129,565,790
256,735,948
a
Single-Family Residential REITs  — 4.8%
American Homes 4 Rent, Class A ............... 832,718 26,188,981
Equity LifeStyle Properties, Inc. ................ 474,623 31,861,442
Invitation Homes, Inc. ....................... 1,575,763 49,211,078
Sun Communities, Inc. ...................... 336,079 47,346,810
154,608,311
a
Telecom Tower REITs  — 15.1%
American Tower Corp. ...................... 1,260,901 257,652,510
Crown Castle, Inc. ......................... 1,139,296 152,483,377
SBA Communications Corp., Class A ............. 292,904 76,468,447
486,604,334
a
Timber REITs  — 2.6%
PotlatchDeltic Corp. ........................ 219,193 10,850,053
Rayonier, Inc. ............................ 399,581 13,290,064
Weyerhaeuser Co. ......................... 1,988,053 59,900,037
84,040,154
a
Total Long-Term  Investments — 99.6%
(Cost: $4,481,631,887) ............................... 3,217,622,247

Schedule of Investments
(continued)
March 31, 2023
iShares
®
U.S. Real Estate ETF
(Percentages shown are based on Net Assets)
66
2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.01%
(c)(d)(e)
............................ 31,149,706 $ 31,159,050
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.73%
(c)(d)
............................. 5,247,558 5,247,558
a
Total Short-Term Securities — 1.1%
(Cost: $36,397,749) ................................. 36,406,608
Total Investments — 100.7%
(Cost: $4,518,029,636) ............................... 3,254,028,855
Liabilities in Excess of Other Assets — (0.7)% ............... (21,647,073)
Net Assets — 100.0% ................................. $ 3,232,381,782
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 60,300,476 $ — $ (29,190,340)
(a)
$ 34,836 $ 14,078 $ 31,159,050 31,149,706 $ 122,210
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 5,660,000 — (412,442)
(a)
— — 5,247,558 5,247,558 159,465 4
$ 34,836 $ 14,078
$ 36,406,608
$ 281,675 $ 4
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 550 06/16/23 $ 18,222 $ 541,479
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 541,479 $ — $ — $ — $ 541,479
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(continued)
March 31, 2023
67
Schedule of Investments
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (2,723,725) $ — $ — $ — $ (2,723,725)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 121,712 $ — $ — $ — $ 121,712
Futures contracts
Average notional value of contracts — long ................................................................................... $ 20,535,645
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,217,622,247  $ —  $ —  $ 3,217,622,247
Short-Term Securities
Money Market Funds ...................................... 36,406,608  —  —  36,406,608
$ 3,254,028,855  $ —  $ —  $ 3,254,028,855
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 541,479  $ —  $ —  $ 541,479
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2023
iShares
®
U.S. Regional Banks ETF
(Percentages shown are based on Net Assets)
68
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Commercial & Residential Mortgage Finance  —  0 .2%
TFS Financial Corp. ........................ 106,189 $ 1,341,167
a
Diversified Banks  —  39 .3%
Comerica, Inc. ............................ 281,185 12,209,053
Fifth Third Bancorp ........................ 1,365,975 36,389,574
First Citizens BancShares, Inc. , Class A ........... 25,399 24,715,767
KeyCorp ................................ 1,994,963 24,976,937
PNC Financial Services Group, Inc. (The) ......... 852,558 108,360,122
U.S. Bancorp ............................ 2,962,083 106,783,092
313,434,545
a
Regional Banks  —  60 .2%
Bank OZK .............................. 237,039 8,106,734
BOK Financial Corp. ........................ 62,183 5,248,867
Citizens Financial Group, Inc. ................. 1,052,775 31,972,777
Commerce Bancshares, Inc.
(a)
................. 243,136 14,186,986
Cullen/Frost Bankers, Inc. .................... 137,568 14,491,413
East West Bancorp, Inc. ..................... 301,318 16,723,149
First Financial Bankshares, Inc. ................ 279,143 8,904,662
First Horizon Corp. ......................... 1,146,991 20,393,500
First Republic Bank
(a)
....................... 400,966 5,609,514
FNB Corp. .............................. 775,159 8,991,844
Glacier Bancorp, Inc. ....................... 238,094 10,002,329
Home BancShares, Inc. ..................... 406,840 8,832,496
Huntington Bancshares, Inc. .................. 3,084,762 34,549,334
M&T Bank Corp. .......................... 359,918 43,035,395
New York Community Bancorp, Inc. ............. 1,456,381 13,165,684
Pinnacle Financial Partners, Inc. ................ 164,478 9,072,607
Popular, Inc. ............................. 154,590 8,875,012
Prosperity Bancshares, Inc. ................... 196,068 12,062,103
Security Shares Value
a
Regional Banks (continued)
Regions Financial Corp. ..................... 1,996,549 $ 37,055,949
Synovus Financial Corp. ..................... 312,714 9,640,973
Truist Financial Corp. ....................... 2,820,888 96,192,281
UMB Financial Corp. ....................... 93,872 5,418,292
United Bankshares, Inc. ..................... 255,760 9,002,752
Valley National Bancorp ..................... 904,079 8,353,690
Webster Financial Corp. ..................... 372,005 14,664,437
Western Alliance Bancorp .................... 234,315 8,327,555
Wintrust Financial Corp. ..................... 130,618 9,528,583
Zions Bancorp NA
(a)
........................ 321,599 9,625,458
482,034,376
a
Total Long-Term  Investments — 99.7%
(Cost: $ 1,070,964,915 ) ............................... 796,810,088
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.01%
(b) (c) (d)
............................ 11,923,242 11,926,819
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.73%
(b) (c)
............................. 1,687,254 1,687,254
a
Total Short-Term Securities — 1.7%
(Cost: $ 13,615,008 ) ................................. 13,614,073
Total Investments — 101.4%
(Cost: $ 1,084,579,923 ) ............................... 810,424,161
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (10,558,808)
Net Assets — 100.0% ................................. $ 799,865,353
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 5,957,651 $ 5,973,739
(a)
$ — $ (3,636) $ (935) $ 11,926,819 11,923,242 $ 42,257
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,697,000 — (9,746)
(a)
— — 1,687,254 1,687,254 31,253 1
$ (3,636) $ (935)
$ 13,614,073
$ 73,510 $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Regional Banks ETF
Schedule of Investments
(continued)
March 31, 2023
69
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 31 06/16/23 $ 3,094 $ 64,931
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 64,931 $ — $ — $ — $ 64,931
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (392,293) $ — $ — $ — $ (392,293)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (48,506) $ — $ — $ — $ (48,506)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,350,750
a

Schedule of Investments
(continued)
March 31, 2023
iShares
®
U.S. Regional Banks ETF
70
2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 796,810,088  $ —  $ —  $ 796,810,088
Short-Term Securities
Money Market Funds ...................................... 13,614,073  —  —  13,614,073
$ 810,424,161  $ —  $ —  $ 810,424,161
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 64,931  $ —  $ —  $ 64,931
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Telecommunications ETF
Schedule of Investments
March 31, 2023
(Percentages shown are based on Net Assets)
71
Schedule of Investments
Security Shares Value
a
Common Stocks
Alternative Carriers  —  2 .6%
Lumen Technologies, Inc. .................... 2,944,467 $ 7,802,838
a
Cable & Satellite  —  28 .2%
Altice USA, Inc. , Class A
(a)
.................... 2,182,051 7,462,614
Cable One, Inc. ........................... 13,238 9,293,076
Charter Communications, Inc. , Class A
(a) (b)
......... 28,412 10,160,415
Comcast Corp. , Class A ..................... 1,104,888 41,886,304
DISH Network Corp. , Class A
(a)
................ 793,051 7,399,166
Liberty Broadband Corp. , Class A
(a) (b)
............. 14,123 1,159,781
Liberty Broadband Corp. , Class C , NVS
(a)
......... 96,611 7,893,119
85,254,475
a
Communications Equipment  —  40 .8%
Arista Networks, Inc.
(a)
...................... 67,582 11,344,315
Ciena Corp.
(a)
............................ 177,235 9,308,382
Cisco Systems, Inc. ........................ 1,060,847 55,455,777
Juniper Networks, Inc. ...................... 291,599 10,036,838
Lumentum Holdings, Inc.
(a) (b)
.................. 165,488 8,938,007
Motorola Solutions, Inc. ..................... 38,442 10,999,409
Ubiquiti, Inc. ............................. 32,316 8,779,934
Viasat, Inc.
(a) (b)
............................ 246,816 8,352,253
123,214,915
a
Integrated Telecommunication Services  —  21 .3%
AT&T, Inc. ............................... 716,018 13,783,346
Frontier Communications Parent, Inc.
(a) (b)
.......... 337,055 7,674,742
Verizon Communications, Inc. ................. 1,105,430 42,990,173
64,448,261
a
Security Shares Value
a
Movies & Entertainment  —  3 .1%
Roku, Inc. , Class A
(a) (b)
...................... 143,086 $ 9,417,920
a
Wireless Telecommunication Services  —  3 .9%
T-Mobile U.S., Inc.
(a)
........................ 81,339 11,781,141
a
Total Long-Term  Investments — 99.9%
(Cost: $ 413,470,403 ) ................................ 301,919,550
a
Short-Term Securities
Money Market Funds  —  7 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.01%
(c) (d) (e)
............................ 22,982,242 22,989,137
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.73%
(c) (d)
............................. 123,649 123,649
a
Total Short-Term Securities — 7.7%
(Cost: $ 23,101,030 ) ................................. 23,112,786
Total Investments — 107.6%
(Cost: $ 436,571,433 ) ................................ 325,032,336
Liabilities in Excess of Other Assets — ( 7 .6 ) % ............... (22,901,611)
Net Assets — 100.0% ................................. $ 302,130,725
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 5,513,644 $ 17,472,129
(a)
$ — $ (7,830) $ 11,194 $ 22,989,137 22,982,242 $ 82,523
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 490,000 — (366,351)
(a)
— — 123,649 123,649 13,753 1
$ (7,830) $ 11,194
$ 23,112,786
$ 96,276 $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2023
iShares
®
U.S. Telecommunications ETF
72
2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index ........................................... 1 06/16/23 $ 76 $ 3,954
S&P 500 E-Mini Index ................................................................... 1 06/16/23 207 5,873
$ 9,827
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 9,827 $ — $ — $ — $ 9,827
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (41,824) $ — $ — $ — $ (41,824)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 9,902 $ — $ — $ — $ 9,902
Futures contracts
Average notional value of contracts — long ................................................................................... $ 316,331
a

iShares
®
U.S. Telecommunications ETF
Schedule of Investments
(continued)
March 31, 2023
73
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 301,919,550  $ —  $ —  $ 301,919,550
Short-Term Securities
Money Market Funds ...................................... 23,112,786  —  —  23,112,786
$ 325,032,336  $ —  $ —  $ 325,032,336
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 9,827  $ —  $ —  $ 9,827
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
iShares Annual Report to Shareholders
Statements of Assets and Liabilities
March 31, 2023
See notes to financial statements.
iShares
U.S. Aerospace &
Defense ETF
iShares
U.S. Broker-Dealers
& Securities
Exchanges ETF
iShares
U.S. Healthcare
Providers ETF
iShares
U.S. Home
Construction ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 5,824,194,993  $ 757,536,201  $ 1,161,504,333  $ 1,635,101,353
Investments, at value — affiliated
(c)
....................................... 69,395,382  7,887,781  63,644,826  73,301,601
Cash ........................................................... 379,014  —  9,070  —
Cash pledged:
Futures contracts ................................................. 400,000  86,000  54,000  160,000
Receivables:
Investments sold ................................................. —  1,557,315  —  —
Securities lending income — affiliated ................................... 39,731  2,678  18,007  12,150
Capital shares sold ................................................ 5,077  —  —  74,655
Dividends — unaffiliated ............................................ 277,340  144,565  176,441  687,578
Dividends — affiliated .............................................. 26,605  4,368  4,949  6,560
Interest — unaffiliated .............................................. 3,591  689  1,133  113
Variation margin on futures contracts .................................... 87,780  24,956  11,708  44,500
Total assets ......................................................
5,894,809,513  767,244,553  1,225,424,467  1,709,388,510
LIABILITIES
Bank overdraft ..................................................... —  1,290,495  —  14,628
Collateral on securities loaned .......................................... 63,368,934  5,367,852  62,467,929  71,412,229
Payables:
Investments purchased ............................................. —  —  1,629  —
Investment advisory fees ............................................ 1,935,684  279,025  416,241  490,380
Total liabilities .....................................................
65,304,618  6,937,372  62,885,799  71,917,237
NET ASSETS .....................................................
$ 5,829,504,895  $ 760,307,181  $ 1,162,538,668  $ 1,637,471,273
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 6,318,091,920  $ 942,826,394  $ 1,480,016,604  $ 2,001,559,285
Accumulated loss .................................................. (488,587,025) (182,519,213) (317,477,936) (364,088,012)
NET ASSETS .....................................................
$ 5,829,504,895  $ 760,307,181  $ 1,162,538,668  $ 1,637,471,273
NET ASSET VALUE
Shares outstanding ................................................. 50,650,000  8,300,000  4,700,000  23,300,000
Net asset value .................................................... $ 115.09  $ 91.60  $ 247.35  $ 70.28
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 60,918,744  $ 5,357,162  $ 61,973,810  $ 72,550,079
(b)
Investments, at cost — unaffiliated ..................................... $ 5,324,228,059  $ 795,959,234  $ 1,307,323,437  $ 1,795,800,906
(c)
Investments, at cost — affiliated ....................................... $ 69,356,197  $ 7,888,202  $ 63,609,921  $ 73,276,338

Statements of Assets and Liabilities
(continued)
March 31, 2023
Financial Statements
See notes to financial statements.
iShares
U.S. Infrastructure
ETF
iShares
U.S. Insurance ETF
iShares
U.S. Medical
Devices ETF
iShares
U.S. Oil & Gas
Exploration &
Production ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 1,769,771,024  $ 448,528,404  $ 5,991,436,880  $ 728,097,559
Investments, at value — affiliated
(c)
....................................... 76,601,786  4,983,316  227,099,158  4,916,800
Cash ........................................................... 24,836  6,272  79,395  —
Cash pledged:
Collateral — OTC derivatives ......................................... 970,000  —  —  —
Futures contracts ................................................. 308,000  89,000  570,000  131,000
Receivables:
Investments sold ................................................. —  —  —  6,149,347
Securities lending income — affiliated ................................... 9,792  512  50,813  1,309
Dividends — unaffiliated ............................................ 2,359,123  667,929  6,835,563  809,199
Dividends — affiliated .............................................. 85,831  1,978  30,401  2,780
Interest — unaffiliated .............................................. 280  52  1,775  250
Variation margin on futures contracts .................................... 67,550  15,075  131,200  34,454
Unrealized appreciation on:
OTC swaps ..................................................... 405,189  —  —  —
Total assets ......................................................
1,850,603,411  454,292,538  6,226,235,185  740,142,698
LIABILITIES
Bank overdraft ..................................................... —  —  —  1,809
Collateral on securities loaned .......................................... 53,890,580  4,443,263  221,901,457  4,913,950
Payables:
Investments purchased ............................................. —  18,466  —  4,846,889
Capital shares redeemed ............................................ 1,107,735  —  19,594  589,473
Investment advisory fees ............................................ 462,829  170,640  1,978,663  294,146
Swaps ........................................................ 850,238  —  —  —
Total liabilities .....................................................
56,311,382  4,632,369  223,899,714  10,646,267
NET ASSETS .....................................................
$ 1,794,292,029  $ 449,660,169  $ 6,002,335,471  $ 729,496,431
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 1,839,574,205  $ 488,356,323  $ 6,354,564,278  $ 977,516,467
Accumulated loss .................................................. (45,282,176) (38,696,154) (352,228,807) (248,020,036)
NET ASSETS .....................................................
$ 1,794,292,029  $ 449,660,169  $ 6,002,335,471  $ 729,496,431
NET ASSET VALUE
Shares outstanding ................................................. 48,050,000  5,250,000  111,100,000  8,500,000
Net asset value .................................................... $ 37.34  $ 85.65  $ 54.03  $ 85.82
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 53,650,646  $ 4,399,827  $ 220,253,281  $ 4,839,190
(b)
Investments, at cost — unaffiliated ..................................... $ 1,731,790,031  $ 477,585,674  $ 6,089,623,172  $ 740,205,628
(c)
Investments, at cost — affiliated ....................................... $ 76,595,050  $ 4,983,774  $ 227,054,372  $ 4,914,673

2023
iShares Annual Report to Shareholders
Statements of Assets and Liabilities
(continued)
March 31, 2023
See notes to financial statements.
iShares
U.S. Oil Equipment
& Services ETF
iShares
U.S.
Pharmaceuticals
ETF
iShares
U.S. Real Estate
ETF
iShares
U.S. Regional Banks
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................... $ 222,689,027  $ 376,923,541  $ 3,217,622,247  $ 796,810,088
Investments, at value — affiliated
(c)
....................................... 18,107,417  18,869,513  36,406,608  13,614,073
Cash ........................................................... 41,777  213,528  —  902
Cash pledged:
Futures contracts ................................................. 79,000  14,000  1,405,000  216,000
Receivables:
Investments sold ................................................. —  —  —  14,700
Securities lending income — affiliated ................................... 5,149  7,737  7,568  31,307
Capital shares sold ................................................ —  —  —  147,248
Dividends — unaffiliated ............................................ 412,575  119,545  11,940,095  3,180,241
Dividends — affiliated .............................................. 1,544  1,912  23,709  5,317
Interest — unaffiliated .............................................. 47  186  —  50
Variation margin on futures contracts .................................... 3,936  2,800  373,817  31,846
Total assets ......................................................
241,340,472  396,152,762  3,267,779,044  814,051,772
LIABILITIES
Bank overdraft ..................................................... —  —  279,532  —
Collateral on securities loaned .......................................... 17,828,438  18,866,348  31,157,499  11,931,275
Payables:
Investments purchased ............................................. —  —  507,565  2,025,202
Capital shares redeemed ............................................ 147,220  —  2,359,172  —
Interest expense ................................................. —  —  19  —
Investment advisory fees ............................................ 119,078  127,466  1,093,475  229,942
Total liabilities .....................................................
18,094,736  18,993,814  35,397,262  14,186,419
NET ASSETS .....................................................
$ 223,245,736  $ 377,158,948  $ 3,232,381,782  $ 799,865,353
NET ASSETS CONSIST OF:
Paid-in capital ..................................................... $ 550,136,297  $ 589,446,535  $ 4,930,665,979  $ 1,195,495,448
Accumulated loss .................................................. (326,890,561) (212,287,587) (1,698,284,197) (395,630,095)
NET ASSETS .....................................................
$ 223,245,736  $ 377,158,948  $ 3,232,381,782  $ 799,865,353
NET ASSET VALUE
Shares outstanding ................................................. 11,550,000  2,150,000  38,050,000  22,350,000
Net asset value .................................................... $ 19.33  $ 175.42  $ 84.95  $ 35.79
Shares authorized .................................................. Unlimited Unlimited Unlimited Unlimited
Par value ........................................................ None None None None
(a)
Securities loaned, at value .......................................... $ 16,886,296  $ 18,602,462  $ 31,314,240  $ 11,699,760
(b)
Investments, at cost — unaffiliated ..................................... $ 247,184,199  $ 383,623,587  $ 4,481,631,887  $ 1,070,964,915
(c)
Investments, at cost — affiliated ....................................... $ 18,102,442  $ 18,864,348  $ 36,397,749  $ 13,615,008

Statements of Assets and Liabilities
(continued)
March 31, 2023
Financial Statements
See notes to financial statements.
iShares
U.S.
Telecommunications
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 301,919,550
Investments, at value — affiliated
(c)
....................................................................................... 23,112,786
Cash ........................................................................................................... 125,821
Cash pledged:
Futures contracts ................................................................................................. 19,000
Receivables:
Securities lending income — affiliated ................................................................................... 6,725
Dividends — unaffiliated ............................................................................................ 34,871
Dividends — affiliated .............................................................................................. 1,755
Interest — unaffiliated .............................................................................................. 121
Variation margin on futures contracts .................................................................................... 4,250
Total assets ......................................................................................................
325,224,879
LIABILITIES
Collateral on securities loaned .......................................................................................... 22,988,746
Payables:
Capital shares redeemed ............................................................................................ 2,991
Investment advisory fees ............................................................................................ 102,417
Total liabilities .....................................................................................................
23,094,154
NET ASSETS .....................................................................................................
$ 302,130,725
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 700,416,650
Accumulated loss .................................................................................................. (398,285,925)
NET ASSETS .....................................................................................................
$ 302,130,725
NET ASSET VALUE
Shares outstanding ................................................................................................. 13,050,000
Net asset value .................................................................................................... $ 23.15
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 23,404,032
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 413,470,403
(c)
Investments, at cost — affiliated ....................................................................................... $ 23,101,030

2023
iShares Annual Report to Shareholders
Statements of Operations
Year Ended March 31, 2023
See notes to financial statements.
iShares
U.S. Aerospace &
Defense ETF
iShares
U.S. Broker-Dealers
& Securities
Exchanges ETF
iShares
U.S. Healthcare
Providers ETF
iShares
U.S. Home
Construction ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 64,272,087  $ 14,740,951  $ 17,064,810  $ 16,845,258
Dividends — affiliated .............................................. 141,285  23,581  55,520  48,659
Interest — unaffiliated .............................................. 5,503  1,405  9,483  3,467
Securities lending income — affiliated — net ............................... 378,495  16,018  181,586  129,262
Total investment income ..............................................
64,797,370  14,781,955  17,311,399  17,026,646
EXPENSES
Investment advisory ............................................... 16,931,619  2,472,441  5,943,522  5,504,696
Total expenses .................................................... 16,931,619  2,472,441  5,943,522  5,504,696
Net investment income ...............................................
47,865,751  12,309,514  11,367,877  11,521,950
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (72,138,961) (90,417,853) (58,569,018) (42,562,776)
Investments — affiliated ........................................... 29,330  3,065  13,624  16,837
Capital gain distributions from underlying funds — affiliated ................... 7  1  2  2
Futures contracts ............................................... (1,976,866) (563,251) (65,195) (16,578)
In-kind redemptions — unaffiliated
(a)
................................... 198,473,319  14,321,707  191,394,221  (126,611,676)
124,386,829  (76,656,331) 132,773,634  (169,174,191)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 88,676,707  (13,522,691) (328,845,743) 371,039,824
Investments — affiliated ........................................... 29,500  (421) 25,232  18,668
Futures contracts ............................................... 305,133  30,032  (24,878) 46,054
89,011,340  (13,493,080) (328,845,389) 371,104,546
Net realized and unrealized gain (loss) ....................................
213,398,169  (90,149,411) (196,071,755) 201,930,355
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 261,263,920  $ (77,839,897) $ (184,703,878) $ 213,452,305
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended March 31, 2023
Financial Statements
See notes to financial statements.
iShares
U.S. Infrastructure
ETF
iShares
U.S. Insurance ETF
iShares
U.S. Medical
Devices ETF
iShares
U.S. Oil & Gas
Exploration &
Production ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 35,820,879  $ 9,009,291  $ 54,287,877  $ 44,946,090
Dividends — affiliated .............................................. 391,022  17,705  216,146  37,512
Interest — unaffiliated .............................................. 2,403  429  8,612  8,475
Securities lending income — affiliated — net ............................... 988,373  24,706  648,566  21,813
Foreign taxes withheld ............................................. (434,318) —  —  —
Total investment income ..............................................
36,768,359  9,052,131  55,161,201  45,013,890
EXPENSES
Investment advisory ............................................... 4,872,327  1,657,253  25,961,632  3,899,461
Total expenses .................................................... 4,872,327  1,657,253  25,961,632  3,899,461
Net investment income ...............................................
31,896,032  7,394,878  29,199,569  41,114,429
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (60,726,070) (5,835,203) (160,703,290) (19,524,867)
Investments — affiliated ........................................... 5,836  4,719  48,031  318
Capital gain distributions from underlying funds — affiliated ................... 18  1  7  2
Futures contracts ............................................... (765,772) (292,995) (261,936) (409,156)
In-kind redemptions — unaffiliated
(a)
................................... 63,641,517  16,472,587  374,363,830  140,219,775
Swaps   ...................................................... (148,708) —  —  —
2,006,821  10,349,109  213,446,642  120,286,072
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (28,975,639) (43,631,807) (1,174,364,705) (161,673,126)
Investments — affiliated ........................................... 5,780  (650) (3,395) 1,530
Futures contracts ............................................... 164,133  (5,337) (14,613) 30,620
Swaps   ...................................................... 405,189  —  —  —
(28,400,537) (43,637,794) (1,174,382,713) (161,640,976)
Net realized and unrealized loss .........................................
(26,393,716) (33,288,685) (960,936,071) (41,354,904)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 5,502,316  $ (25,893,807) $ (931,736,502) $ (240,475)
(a)
See Note 2 of the Notes to Financial Statements.

2023
iShares Annual Report to Shareholders
Statements of Operations
(continued)
Year Ended March 31, 2023
See notes to financial statements.
iShares
U.S. Oil Equipment
& Services ETF
iShares
U.S.
Pharmaceuticals
ETF
iShares
U.S. Real Estate
ETF
iShares
U.S. Regional Banks
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 3,619,829  $ 8,122,175  $ 117,395,547  $ 27,306,613
Dividends — affiliated .............................................. 9,667  15,150  159,465  31,253
Interest — unaffiliated .............................................. 1,346  3,035  41,785  706
Securities lending income — affiliated — net ............................... 32,552  360,483  122,210  42,257
Foreign taxes withheld ............................................. (940) —  —  (27,272)
Total investment income ..............................................
3,662,454  8,500,843  117,719,007  27,353,557
EXPENSES
Investment advisory ............................................... 1,176,966  1,647,079  15,930,149  3,318,242
Total expenses .................................................... 1,176,966  1,647,079  15,930,149  3,318,242
Net investment income ...............................................
2,485,488  6,853,764  101,788,858  24,035,315
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (10,693,365) (13,228,191) (104,306,036) (92,141,400)
Investments — affiliated ........................................... 4,001  7,464  34,836  (3,636)
Capital gain distributions from underlying funds — affiliated ................... —  —  4  1
Futures contracts ............................................... (221,936) (126,309) (2,723,725) (392,293)
In-kind redemptions — unaffiliated
(a)
................................... 11,281,649  22,878,564  (231,570,411) (15,779,874)
370,349  9,531,528  (338,565,332) (108,317,202)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (62,214,630) (52,857,852) (750,774,284) (267,620,185)
Investments — affiliated ........................................... 2,323  691  14,078  (935)
Futures contracts ............................................... 18,072  (5,782) 121,712  (48,506)
(62,194,235) (52,862,943) (750,638,494) (267,669,626)
Net realized and unrealized loss .........................................
(61,823,886) (43,331,415) (1,089,203,826) (375,986,828)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ (59,338,398) $ (36,477,651) $ (987,414,968) $ (351,951,513)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended March 31, 2023
Financial Statements
See notes to financial statements.
iShares
U.S.
Telecommunications
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 10,532,192
Dividends — affiliated .............................................................................................. 13,753
Interest — unaffiliated .............................................................................................. 1,794
Securities lending income — affiliated — net ............................................................................... 82,523
Total investment income ..............................................................................................
10,630,262
EXPENSES
Investment advisory ............................................................................................... 1,519,550
Total expenses .................................................................................................... 1,519,550
Net investment income ...............................................................................................
9,110,712
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... (41,646,187)
Investments — affiliated ........................................................................................... (7,830)
Capital gain distributions from underlying funds — affiliated ................................................................... 1
Futures contracts ............................................................................................... (41,824)
In-kind redemptions — unaffiliated
(a)
................................................................................... 8,698,397
(32,997,443)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... (55,189,967)
Investments — affiliated ........................................................................................... 11,194
Futures contracts ............................................................................................... 9,902
(55,168,871)
Net realized and unrealized loss .........................................................................................
(88,166,314)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................................
$ (79,055,602)
(a)
See Note 2 of the Notes to Financial Statements.

2023
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
U.S. Aerospace & Defense ETF
iShares
U.S. Broker-Dealers & Securities Exchanges
ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 47,865,751  $ 18,923,398  $ 12,309,514  $ 14,226,042
Net realized gain (loss) ......................................... 124,386,829  (8,807,962) (76,656,331) 98,120,916
Net change in unrealized appreciation (depreciation) ..................... 89,011,340  181,282,158  (13,493,080) (62,475,795)
Net increase (decrease) in net assets resulting from operations ................
261,263,920  191,397,594  (77,839,897) 49,871,163
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(48,054,843) (18,744,404) (12,294,493) (14,480,571)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
1,946,280,745  534,748,916  276,467,954  128,635,346
NET ASSETS
Total increase in net assets ........................................ 2,159,489,822  707,402,106  186,333,564  164,025,938
Beginning of year ...............................................
3,670,015,073  2,962,612,967  573,973,617  409,947,679
End of year ...................................................
$ 5,829,504,895  $ 3,670,015,073  $ 760,307,181  $ 573,973,617
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Healthcare Providers ETF
iShares
U.S. Home Construction ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 11,367,877  $ 7,543,433  $ 11,521,950  $ 12,740,709
Net realized gain (loss) ......................................... 132,773,634  169,476,201  (169,174,191) 521,956,386
Net change in unrealized appreciation (depreciation) ..................... (328,845,389) (28,134,804) 371,104,546  (841,063,538)
Net increase (decrease) in net assets resulting from operations ................
(184,703,878) 148,884,830  213,452,305  (306,366,443)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(11,479,684) (7,445,339) (11,584,706) (12,816,171)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
29,980,312  43,579,447  (329,371,868) (561,414,419)
NET ASSETS
Total increase (decrease) in net assets ................................ (166,203,250) 185,018,938  (127,504,269) (880,597,033)
Beginning of year ...............................................
1,328,741,918  1,143,722,980  1,764,975,542  2,645,572,575
End of year ...................................................
$ 1,162,538,668  $ 1,328,741,918  $ 1,637,471,273  $ 1,764,975,542
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Infrastructure ETF
iShares
U.S. Insurance ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 31,896,032  $ 12,722,282  $ 7,394,878  $ 2,171,849
Net realized gain ............................................. 2,006,821  33,746,209  10,349,109  16,068,161
Net change in unrealized appreciation (depreciation) ..................... (28,400,537) 44,252,132  (43,637,794) 6,019,373
Net increase (decrease) in net assets resulting from operations ................
5,502,316  90,720,623  (25,893,807) 24,259,383
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(34,752,301) (13,909,010) (7,403,653) (2,177,905)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
924,427,533  452,497,643  296,097,499  79,477,725
NET ASSETS
Total increase in net assets ........................................ 895,177,548  529,309,256  262,800,039  101,559,203
Beginning of year ...............................................
899,114,481  369,805,225  186,860,130  85,300,927
End of year ...................................................
$ 1,794,292,029  $ 899,114,481  $ 449,660,169  $ 186,860,130
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Medical Devices ETF
iShares
U.S. Oil & Gas Exploration & Production ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 29,199,569  $ 21,735,101  $ 41,114,429  $ 12,731,655
Net realized gain ............................................. 213,446,642  1,224,731,110  120,286,072  30,812,978
Net change in unrealized appreciation (depreciation) ..................... (1,174,382,713) (480,419,454) (161,640,976) 191,285,446
Net increase (decrease) in net assets resulting from operations ................
(931,736,502) 766,046,757  (240,475) 234,830,079
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(30,873,470) (21,981,981) (40,696,483) (12,422,061)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(1,111,311,838) (874,728,044) (29,706,632) 334,558,987
NET ASSETS
Total increase (decrease) in net assets ................................ (2,073,921,810) (130,663,268) (70,643,590) 556,967,005
Beginning of year ...............................................
8,076,257,281  8,206,920,549  800,140,021  243,173,016
End of year ...................................................
$ 6,002,335,471  $ 8,076,257,281  $ 729,496,431  $ 800,140,021
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Oil Equipment & Services ETF
iShares
U.S. Pharmaceuticals ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 2,485,488  $ 724,866  $ 6,853,764  $ 6,210,467
Net realized gain ............................................. 370,349  9,241,052  9,531,528  15,412,515
Net change in unrealized appreciation (depreciation) ..................... (62,194,235) 47,969,785  (52,862,943) 18,112,653
Net increase (decrease) in net assets resulting from operations ................
(59,338,398) 57,935,703  (36,477,651) 39,735,635
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(2,739,043) (935,137) (8,101,994) (6,432,724)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
1,645,744  (144,838,846) 13,965,428  19,708,210
NET ASSETS
Total increase (decrease) in net assets ................................ (60,431,697) (87,838,280) (30,614,217) 53,011,121
Beginning of year ...............................................
283,677,433  371,515,713  407,773,165  354,762,044
End of year ...................................................
$ 223,245,736  $ 283,677,433  $ 377,158,948  $ 407,773,165
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Real Estate ETF
iShares
U.S. Regional Banks ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 101,788,858  $ 99,806,560  $ 24,035,315  $ 25,681,150
Net realized gain (loss) ......................................... (338,565,332) 853,822,015  (108,317,202) 52,406,877
Net change in unrealized appreciation (depreciation) ..................... (750,638,494) (111,482,808) (267,669,626) (37,133,160)
Net increase (decrease) in net assets resulting from operations ................
(987,414,968) 842,145,767  (351,951,513) 40,954,867
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(106,342,112) (140,375,492) (23,928,648) (24,749,500)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(1,052,727,721) (9,950,229) (210,598,743) 696,331,202
NET ASSETS
Total increase (decrease) in net assets ................................ (2,146,484,801) 691,820,046  (586,478,904) 712,536,569
Beginning of year ...............................................
5,378,866,583  4,687,046,537  1,386,344,257  673,807,688
End of year ...................................................
$ 3,232,381,782  $ 5,378,866,583  $ 799,865,353  $ 1,386,344,257
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Telecommunications ETF
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 9,110,712  $ 10,776,734
Net realized gain (loss) ............................................................................ (32,997,443) 33,236,725
Net change in unrealized appreciation (depreciation) ........................................................ (55,168,871) (61,914,632)
Net decrease in net assets resulting from operations ..........................................................
(79,055,602) (17,901,173)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(9,139,733) (10,823,757)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........................................
(113,113,903) 106,283,084
NET ASSETS
Total increase (decrease) in net assets ................................................................... (201,309,238) 77,558,154
Beginning of year ..................................................................................
503,439,963  425,881,809
End of year ......................................................................................
$ 302,130,725  $ 503,439,963
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Aerospace & Defense ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Net asset value, beginning of year ..........................
$ 110.71  $ 104.13  $ 71.94  $ 99.80  $ 98.97
Net investment income
(b)
................................ 1 .20  0 .72  0 .89  1 .69  0 .89
Net realized and unrealized gain (loss)
(c)
......................
4 .36  6 .55  32.23  (27.74) 1 .01
Net increase (decrease) from investment operations ...............
5 .56  7 .27  33.12  (26.05) 1 .90
Distributions
(d)
– – – – –
From net investment income ............................. ( 1 .18 ) ( 0 .69 ) ( 0 .93 ) ( 1 .81 ) ( 0 .92 )
From net realized gains ................................. —  —  —  —  ( 0 .15 )
Total distributions ......................................
( 1 .18 ) ( 0 .69 ) ( 0 .93 ) ( 1 .81 ) ( 1 .07 )
Net asset value, end of year ..............................
$ 115.09  $ 110.71  $ 104.13  $ 71.94  $ 99.80
Total Return
(e)
– – – – –
Based on net asset value .................................
5 .16% 7 .00% 46.23% (26.58) % 1 .91%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .40% 0 .39% 0 .42% 0 .42% 0 .42%
Net investment income ...................................
1 .13% 0 .68% 1 .04% 1 .57% 0 .90%
Supplemental Data
Net assets, end of year (000) ...............................
$ 5,829,505  $ 3,670,015  $ 2,962,613  $ 2,834,403  $ 5,019,632
Portfolio turnover rate
(g)
...................................
20% 27% 49% 20% 38%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Broker-Dealers & Securities Exchanges ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year .........................
$ 99.82  $ 92.12  $ 51.30  $ 58.82  $ 65.50
Net investment income
(a)
............................... 1 .89  1 .80  1 .07  1 .03  0 .88
Net realized and unrealized gain (loss)
(b)
.....................
( 8 .35 ) 7 .84  40.82  ( 7 .46 ) ( 6 .51 )
Net increase (decrease) from investment operations ..............
( 6 .46 ) 9 .64  41.89  ( 6 .43 ) ( 5 .63 )
Distributions from net investment income
(c)
..................... ( 1 .76 ) ( 1 .94 ) ( 1 .07 ) ( 1 .09 ) ( 1 .05 )
Net asset value, end of year .............................
$ 91.60  $ 99.82  $ 92.12  $ 51.30  $ 58.82
Total Return
(d)
– – – – –
Based on net asset value ................................
( 6 .43 ) % 10.38% 82.40% (11.15) % ( 8 .63 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income ..................................
1 .99% 1 .70% 1 .48% 1 .60% 1 .38%
Supplemental Data
Net assets, end of year (000) ..............................
$ 760,307  $ 573,974  $ 409,948  $ 141,086  $ 217,641
Portfolio turnover rate
(f)
..................................
56% 24% 37% 15% 27%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Healthcare Providers ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year ..........................
$ 282.71  $ 251.37  $ 166.85  $ 167.98  $ 157.08
Net investment income
(a)
................................ 2 .04  1 .65  1 .30  1 .25  0 .54
Net realized and unrealized gain (loss)
(b)
......................
(35.36) 31.33  84.59  ( 1 .04 ) 16.99
Net increase (decrease) from investment operations ...............
(33.32) 32.98  85.89  0 .21  17.53
Distributions from net investment income
(c)
...................... ( 2 .04 ) ( 1 .64 ) ( 1 .37 ) ( 1 .34 ) ( 6 .63 )
Net asset value, end of year ..............................
$ 247.35  $ 282.71  $ 251.37  $ 166.85  $ 167.98
Total Return
(d)
– – – – –
Based on net asset value .................................
(11.81) % 13.15% 51.63% 0 .10% 11.25%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .40% 0 .39% 0 .42% 0 .42% 0 .43%
Net investment income ...................................
0 .77% 0 .61% 0 .61% 0 .70% 0 .29%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,162,539  $ 1,328,742  $ 1,143,723  $ 784,201  $ 797,909
Portfolio turnover rate
(f)
...................................
20% 24% 27% 30% 48%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Home Construction ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year .........................
$ 59.23  $ 67.84  $ 28.94  $ 35.26  $ 39.24
Net investment income
(a)
............................... 0 .50  0 .36  0 .27  0 .23  0 .19
Net realized and unrealized gain (loss)
(b)
.....................
11.06  ( 8 .59 ) 38.89  ( 6 .31 ) ( 3 .97 )
Net increase (decrease) from investment operations ..............
11.56  ( 8 .23 ) 39.16  ( 6 .08 ) ( 3 .78 )
Distributions from net investment income
(c)
..................... ( 0 .51 ) ( 0 .38 ) ( 0 .26 ) ( 0 .24 ) ( 0 .20 )
Net asset value, end of year .............................
$ 70.28  $ 59.23  $ 67.84  $ 28.94  $ 35.26
Total Return
(d)
– – – – –
Based on net asset value ................................
19.69% (12.21) % 135.53% (17.40) % ( 9 .60 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income ..................................
0 .84% 0 .50% 0 .50% 0 .55% 0 .53%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,637,471  $ 1,764,976  $ 2,645,573  $ 707,640  $ 1,147,657
Portfolio turnover rate
(f)
..................................
9% 5% 14% 15% 17%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Infrastructure ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Period From
04/03/18
(a)
to 03/31/19
Net asset value, beginning of period ......................
$ 38.92  $ 34.56  $ 20.27  $ 26.31  $ 25.31
Net investment income
(b)
.............................. 0 .72  0 .67  0 .77  0 .49  0 .43
Net realized and unrealized gain (loss)
(c)
....................
( 1 .57 ) 4 .38  14.10  ( 6 .00 ) 1 .24
Net increase (decrease) from investment operations .............
( 0 .85 ) 5 .05  14.87  ( 5 .51 ) 1 .67
Distributions
(d)
– – – – –
From net investment income ........................... ( 0 .73 ) ( 0 .69 ) ( 0 .58 ) ( 0 .47 ) ( 0 .34 )
From net realized gains ............................... —  —  —  —  ( 0 .33 )
Return of capital ....................................
—  —  —  ( 0 .06 ) ( 0 .00 )
(e)
Total distributions ....................................
( 0 .73 ) ( 0 .69 ) ( 0 .58 ) ( 0 .53 ) ( 0 .67 )
Net asset value, end of period ...........................
$ 37.34  $ 38.92  $ 34.56  $ 20.27  $ 26.31
Total Return
(f)
– – – – –
Based on net asset value ...............................
( 2 .08 ) % 14.78% 74.11% (21.26) % 6 .78%
(g)
Ratios to Average Net Assets
(h)
– – – – –
Total expenses ......................................
0 .30% 0 .35% 0 .40% 0 .40% 0 .40%
(i)
Net investment income .................................
1 .96% 1 .85% 2 .54% 1 .84% 1 .67%
(i)
Supplemental Data
Net assets, end of period (000) ...........................
$ 1,794,292  $ 899,114  $ 369,805  $ 5,068  $ 5,262
Portfolio turnover rate
(j)
.................................
26% 33% 65% 23% 43%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Rounds to less than $0.01.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Insurance ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year .........................
$ 91.15  $ 74.17  $ 49.76  $ 63.64  $ 64.54
Net investment income
(a)
............................... 1 .57  1 .67  1 .51  1 .35  1 .23
Net realized and unrealized gain (loss)
(b)
.....................
( 5 .57 ) 16.94  24.37  (13.77) ( 0 .89 )
Net increase (decrease) from investment operations ..............
( 4 .00 ) 18.61  25.88  (12.42) 0 .34
Distributions from net investment income
(c)
..................... ( 1 .50 ) ( 1 .63 ) ( 1 .47 ) ( 1 .46 ) ( 1 .24 )
Net asset value, end of year .............................
$ 85.65  $ 91.15  $ 74.17  $ 49.76  $ 63.64
Total Return
(d)
– – – – –
Based on net asset value ................................
( 4 .35 ) % 25.36% 52.54% (19.92) % 0 .60%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .42% 0 .42% 0 .43%
Net investment income ..................................
1 .78% 2 .04% 2 .50% 1 .95% 1 .94%
Supplemental Data
Net assets, end of year (000) ..............................
$ 449,660  $ 186,860  $ 85,301  $ 62,206  $ 98,637
Portfolio turnover rate
(f)
..................................
12% 11% 10% 8% 17%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Medical Devices ETF
Year Ended
03/31/23
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Net asset value, beginning of year .........................
$ 60.93  $ 55.04  $ 37.54  $ 38.57  $ 30.81
Net investment income
(b)
............................... 0 .24  0 .16  0 .15  0 .16  0 .12
Net realized and unrealized gain (loss)
(c)
.....................
( 6 .89 ) 5 .89  17.49  ( 1 .04 ) 7 .73
Net increase (decrease) from investment operations ..............
( 6 .65 ) 6 .05  17.64  ( 0 .88 ) 7 .85
Distributions from net investment income
(d)
..................... ( 0 .25 ) ( 0 .16 ) ( 0 .14 ) ( 0 .15 ) ( 0 .09 )
Net asset value, end of year .............................
$ 54.03  $ 60.93  $ 55.04  $ 37.54  $ 38.57
Total Return
(e)
– – – – –
Based on net asset value ................................
(10.89) % 10.99% 47.02% ( 2 .32 ) % 25.50%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .41% 0 .42% 0 .43%
Net investment income ..................................
0 .45% 0 .26% 0 .30% 0 .39% 0 .33%
Supplemental Data
Net assets, end of year (000) ..............................
$ 6,002,335  $ 8,076,257  $ 8,206,921  $ 4,144,859  $ 3,656,734
Portfolio turnover rate
(g)
..................................
10% 11% 9% 9% 36%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on July 16, 2021.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Oil & Gas Exploration & Production ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year .........................
$ 84.23  $ 48.63  $ 22.83  $ 58.20  $ 63.55
Net investment income
(a)
............................... 3 .81  2 .00  0 .98  0 .95  0 .67
Net realized and unrealized gain (loss)
(b)
.....................
1 .50  35.51  25.92  (35.22) ( 5 .11 )
Net increase (decrease) from investment operations ..............
5 .31  37.51  26.90  (34.27) ( 4 .44 )
Distributions from net investment income
(c)
..................... ( 3 .72 ) ( 1 .91 ) ( 1 .10 ) ( 1 .10 ) ( 0 .91 )
Net asset value, end of year .............................
$ 85.82  $ 84.23  $ 48.63  $ 22.83  $ 58.20
Total Return
(d)
– – – – –
Based on net asset value ................................
6 .40% 78.44% 120.05% (59.65) % ( 7 .06 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .42% 0 .42% 0 .42%
Net investment income ..................................
4 .22% 3 .27% 2 .81% 1 .87% 1 .00%
Supplemental Data
Net assets, end of year (000) ..............................
$ 729,496  $ 800,140  $ 243,173  $ 90,169  $ 276,450
Portfolio turnover rate
(f)
..................................
15% 17% 21% 25% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Oil Equipment & Services ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year .........................
$ 19.30  $ 13.41  $ 5 .97  $ 25.24  $ 32.41
Net investment income
(a)
............................... 0 .16  0 .07  0 .14  0 .47  0 .34
Net realized and unrealized gain (loss)
(b)
.....................
0 .05  5 .92  7 .50  (19.27) ( 7 .14 )
Net increase (decrease) from investment operations ..............
0 .21  5 .99  7 .64  (18.80) ( 6 .80 )
Distributions from net investment income
(c)
..................... ( 0 .18 ) ( 0 .10 ) ( 0 .20 ) ( 0 .47 ) ( 0 .37 )
Net asset value, end of year .............................
$ 19.33  $ 19.30  $ 13.41  $ 5 .97  $ 25.24
Total Return
(d)
– – – – –
Based on net asset value ................................
1 .16% 44.88% 129.06% (75.48) % (21.10) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income ..................................
0 .84% 0 .49% 1 .37% 2 .44% 1 .09%
Supplemental Data
Net assets, end of year (000) ..............................
$ 223,246  $ 283,677  $ 371,516  $ 25,669  $ 155,238
Portfolio turnover rate
(f)
..................................
16% 55% 71% 23% 35%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Pharmaceuticals ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year .........................
$ 194.18  $ 177.38  $ 134.83  $ 154.05  $ 147.20
Net investment income
(a)
............................... 3 .07  3 .06  2 .20  2 .14  1 .73
Net realized and unrealized gain (loss)
(b)
.....................
(18.22) 16.88  42.53  (19.09) 6 .91
Net increase (decrease) from investment operations ..............
(15.15) 19.94  44.73  (16.95) 8 .64
Distributions from net investment income
(c)
..................... ( 3 .61 ) ( 3 .14 ) ( 2 .18 ) ( 2 .27 ) ( 1 .79 )
Net asset value, end of year .............................
$ 175.42  $ 194.18  $ 177.38  $ 134.83  $ 154.05
Total Return
(d)
– – – – –
Based on net asset value ................................
( 7 .83 ) % 11.29% 33.30% (11.06) % 5 .88%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .42% 0 .42% 0 .42%
Net investment income ..................................
1 .66% 1 .63% 1 .33% 1 .45% 1 .12%
Supplemental Data
Net assets, end of year (000) ..............................
$ 377,159  $ 407,773  $ 354,762  $ 276,404  $ 385,114
Portfolio turnover rate
(f)
..................................
46% 20% 52% 40% 51%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Real Estate ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year .........................
$ 108.01  $ 91.81  $ 69.71  $ 86.99  $ 75.48
Net investment income
(a)
............................... 2 .35  1 .64  1 .67  2 .16  2 .28
Net realized and unrealized gain (loss)
(b)
.....................
(22.94) 16.94  22.49  (16.61) 11.86
Net increase (decrease) from investment operations ..............
(20.59) 18.58  24.16  (14.45) 14.14
Distributions from net investment income
(c)
..................... ( 2 .47 ) ( 2 .38 ) ( 2 .06 ) ( 2 .83 ) ( 2 .63 )
Net asset value, end of year .............................
$ 84.95  $ 108.01  $ 91.81  $ 69.71  $ 86.99
Total Return
(d)
– – – – –
Based on net asset value ................................
(19.04) % 20.27% 35.02% (17.14) % 19.09%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income ..................................
2 .56% 1 .56% 2 .03% 2 .39% 2 .85%
Supplemental Data
Net assets, end of year (000) ..............................
$ 3,232,382  $ 5,378,867  $ 4,687,047  $ 3,067,098  $ 4,597,605
Portfolio turnover rate
(f)
..................................
8% 9% 14% 8% 11%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Regional Banks ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year .........................
$ 58.87  $ 56.62  $ 29.00  $ 43.44  $ 50.39
Net investment income
(a)
............................... 1 .46  1 .34  1 .32  1 .20  1 .01
Net realized and unrealized gain (loss)
(b)
.....................
(23.11) 2 .14  27.52  (14.32) ( 6 .91 )
Net increase (decrease) from investment operations ..............
(21.65) 3 .48  28.84  (13.12) ( 5 .90 )
Distributions from net investment income
(c)
..................... ( 1 .43 ) ( 1 .23 ) ( 1 .22 ) ( 1 .32 ) ( 1 .05 )
Net asset value, end of year .............................
$ 35.79  $ 58.87  $ 56.62  $ 29.00  $ 43.44
Total Return
(d)
– – – – –
Based on net asset value ................................
(37.30) % 6 .11% 101.55% (31.09) % (11.79) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income ..................................
2 .90% 2 .19% 3 .26% 2 .60% 2 .08%
Supplemental Data
Net assets, end of year (000) ..............................
$ 799,865  $ 1,386,344  $ 673,808  $ 197,182  $ 519,088
Portfolio turnover rate
(f)
..................................
7% 14% 6% 5% 10%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Telecommunications ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year .........................
$ 29.88  $ 32.39  $ 24.88  $ 29.73  $ 27.06
Net investment income
(a)
............................... 0 .58  0 .77  0 .82  0 .71  0 .49
Net realized and unrealized gain (loss)
(b)
.....................
( 6 .73 ) ( 2 .54 ) 7 .50  ( 4 .80 ) 2 .71
Net increase (decrease) from investment operations ..............
( 6 .15 ) ( 1 .77 ) 8 .32  ( 4 .09 ) 3 .20
Distributions from net investment income
(c)
..................... ( 0 .58 ) ( 0 .74 ) ( 0 .81 ) ( 0 .76 ) ( 0 .53 )
Net asset value, end of year .............................
$ 23.15  $ 29.88  $ 32.39  $ 24.88  $ 29.73
Total Return
(d)
– – – – –
Based on net asset value ................................
(20.56) % ( 5 .63 ) % 33.82% (13.99) % 11.91%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .42% 0 .42% 0 .42%
Net investment income ..................................
2 .40% 2 .37% 2 .82% 2 .40% 1 .73%
Supplemental Data
Net assets, end of year (000) ..............................
$ 302,131  $ 503,440  $ 425,882  $ 292,379  $ 463,756
Portfolio turnover rate
(f)
..................................
24% 75% 40% 41% 35%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements

2023
iShares Annual Report to Shareholders
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:  The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian and utilized their ability to temporarily borrow from that custodian for operational purposes. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
iShares ETF
Diversification
Classification
U.S. Aerospace & Defense .............................................................................................. Non-diversified
U.S. Broker-Dealers & Securities Exchanges .................................................................................. Non-diversified
U.S. Healthcare Providers ............................................................................................... Non-diversified
U.S. Home Construction ................................................................................................ Non-diversified
U.S. Infrastructure .................................................................................................... Diversified
U.S. Insurance ...................................................................................................... Non-diversified
U.S. Medical Devices .................................................................................................. Non-diversified
U.S. Oil & Gas Exploration & Production ..................................................................................... Non-diversified
U.S. Oil Equipment & Services ............................................................................................ Non-diversified
U.S. Pharmaceuticals .................................................................................................. Non-diversified
U.S. Real Estate ..................................................................................................... Diversified
U.S. Regional Banks .................................................................................................. Non-diversified
U.S. Telecommunications ............................................................................................... Non-diversified

Notes to Financial Statements
( continued)

Notes to Financial Statements
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Aerospace & Defense
Barclays Bank PLC ............................................... $ 186,320 $ (186,320) $ — $ —
BofA Securities, Inc. .............................................. 8,399,486 (8,399,486) — —
Goldman Sachs & Co. LLC ......................................... 7,347,320 (7,347,320) — —
HSBC Bank PLC ................................................ 2,555,195 (2,525,218) — 29,977
J.P. Morgan Securities LLC ......................................... 8,246,059 (8,246,059) — —
Jefferies LLC ................................................... 21,450 (21,450) — —
Morgan Stanley ................................................. 23,086,251 (23,086,251) — —
National Financial Services LLC ...................................... 7,116 (7,116) — —
Toronto-Dominion Bank ............................................ 1,512,745 (1,512,745) — —
UBS AG ...................................................... 8,632,590 (8,632,590) — —
UBS Securities LLC .............................................. 355,318 (355,318) — —
Wells Fargo Bank NA ............................................. 568,894 (568,894) — —
$ 60,918,744 $ (60,888,767)
$ —
$ 29,977
a
U.S. Broker-Dealers & Securities Exchanges
BNP Paribas SA ................................................. 2,976,114 (2,976,114) — —
Goldman Sachs & Co. LLC ......................................... 2,232,329 (2,231,756) — 573
HSBC Bank PLC ................................................ 40,326 (40,326) — —
J.P. Morgan Securities LLC ......................................... 4,496 (4,496) — —
Wells Fargo Bank NA ............................................. 103,897 (103,897) — —
$ 5,357,162 $ (5,356,589)
$ —
$ 573
a

Notes to Financial Statements
( continued)

Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Healthcare Providers
Barclays Bank PLC ............................................... $ 4,428,757 $ (4,426,210) $ — $ 2,547
Barclays Capital, Inc. ............................................. 3,684,422 (3,682,304) — 2,118
BMO Capital Markets Corp. ......................................... 779,760 (779,760) — —
BNP Paribas SA ................................................. 7,182,993 (7,182,993) — —
BofA Securities, Inc. .............................................. 6,917,102 (6,824,216) — 92,886
Citadel Clearing LLC .............................................. 160,630 (157,548) — 3,082
Citigroup Global Markets, Inc. ........................................ 408,482 (408,482) — —
Credit Suisse Securities (USA) LLC .................................... 2,668,230 (2,668,230) — —
Goldman Sachs & Co. LLC ......................................... 8,715,150 (8,670,640) — 44,510
HSBC Bank PLC ................................................ 85,500 (85,500) — —
J.P. Morgan Securities LLC ......................................... 10,049,621 (10,049,621) — —
Jefferies LLC ................................................... 72,278 (72,278) — —
Morgan Stanley ................................................. 15,295,103 (15,295,103) — —
National Financial Services LLC ...................................... 494,823 (494,823) — —
Scotia Capital (USA), Inc. .......................................... 48,258 (47,599) — 659
SG Americas Securities LLC ........................................ 11,937 (11,937) — —
UBS AG ...................................................... 222,145 (222,145) — —
UBS Securities LLC .............................................. 547,196 (543,353) — 3,843
Virtu Americas LLC ............................................... 178,703 (178,703) — —
Wells Fargo Securities LLC ......................................... 22,720 (22,720) — —
$ 61,973,810 $ (61,824,165)
$ —
$ 149,645
a
U.S. Home Construction
Barclays Bank PLC ............................................... 150,330 (147,651) — 2,679
Barclays Capital, Inc. ............................................. 511,122 (502,014) — 9,108
BNP Paribas SA ................................................. 92,883 (92,654) — 229
BofA Securities, Inc. .............................................. 12,883,310 (12,690,247) — 193,063
Citigroup Global Markets, Inc. ........................................ 417 (409) — 8
Goldman Sachs & Co. LLC ......................................... 16,035,815 (15,774,265) — 261,550
J.P. Morgan Securities LLC ......................................... 9,475,670 (9,389,968) — 85,702
Jefferies LLC ................................................... 170,665 (170,665) — —
Natixis SA ..................................................... 4,223,460 (4,157,464) — 65,996
Nomura Securities International, Inc. ................................... 20,644 (20,644) — —
RBC Capital Markets LLC .......................................... 7,597,322 (7,484,620) — 112,702
Scotia Capital (USA), Inc. .......................................... 12,145,939 (11,846,020) — 299,919
State Street Bank & Trust Co. ........................................ 181,540 (180,379) — 1,161
Toronto-Dominion Bank ............................................ 5,994,367 (5,900,699) — 93,668
UBS AG ...................................................... 2,415,546 (2,358,680) — 56,866
UBS Securities LLC .............................................. 344,926 (342,151) — 2,775
Wells Fargo Securities LLC ......................................... 306,123 (304,896) — 1,227
$ 72,550,079 $ (71,363,426)
$ —
$ 1,186,653
a
U.S. Infrastructure
Barclays Capital, Inc. ............................................. 3,549,819 (3,537,048) — 12,771
BofA Securities, Inc. .............................................. 9,200,667 (9,200,667) — —
Citadel Clearing LLC .............................................. 150,997 (150,997) — —
Citigroup Global Markets, Inc. ........................................ 125,356 (125,356) — —
Credit Suisse Securities (USA) LLC .................................... 606,585 (606,585) — —
HSBC Bank PLC ................................................ 13,763,003 (13,763,003) — —
J.P. Morgan Securities LLC ......................................... 9,752,261 (9,752,261) — —
Jefferies LLC ................................................... 134,385 (133,899) — 486
Morgan Stanley ................................................. 5,122,539 (5,122,539) — —
RBC Capital Markets LLC .......................................... 8,699,892 (8,699,892) — —
Scotia Capital (USA), Inc. .......................................... 117,927 (115,113) — 2,814
Toronto-Dominion Bank ............................................ 1,545,307 (1,493,712) — 51,595
UBS AG ...................................................... 880,580 (879,606) — 974
UBS Securities LLC .............................................. 1,328 (1,328) — —
$ 53,650,646 $ (53,582,006)
$ —
$ 68,640
a

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Insurance
Barclays Bank PLC ............................................... $ 158,399 $ (158,399) $ — $ —
BofA Securities, Inc. .............................................. 342,520 (342,520) — —
Citigroup Global Markets, Inc. ........................................ 371,330 (364,455) — 6,875
J.P. Morgan Securities LLC ......................................... 2,123,058 (2,123,058) — —
UBS AG ...................................................... 101,416 (100,729) — 687
Virtu Americas LLC ............................................... 1,303,104 (1,303,104) — —
$ 4,399,827 $ (4,392,265)
$ —
$ 7,562
a
U.S. Medical Devices
Barclays Bank PLC ............................................... 914,536 (914,536) — —
Barclays Capital, Inc. ............................................. 263,579 (263,579) — —
BNP Paribas SA ................................................. 10,806,806 (10,763,871) — 42,935
BofA Securities, Inc. .............................................. 4,668,247 (4,668,247) — —
Citadel Clearing LLC .............................................. 13,860,916 (13,860,916) — —
Citigroup Global Markets, Inc. ........................................ 5,198,906 (5,198,906) — —
Credit Suisse Securities (USA) LLC .................................... 3,645 (3,632) — 13
Goldman Sachs & Co. LLC ......................................... 31,993,298 (31,993,298) — —
HSBC Bank PLC ................................................ 557,231 (557,231) — —
J.P. Morgan Securities LLC ......................................... 72,659,773 (72,659,773) — —
Jefferies LLC ................................................... 3,484,700 (3,484,700) — —
Morgan Stanley ................................................. 50,825,212 (50,825,212) — —
National Financial Services LLC ...................................... 80,229 (80,229) — —
Natixis SA ..................................................... 198,448 (198,448) — —
Pershing LLC ................................................... 157,646 (157,646) — —
RBC Capital Markets LLC .......................................... 22,418,829 (22,194,137) — 224,692
SG Americas Securities LLC ........................................ 40,350 (40,350) — —
Toronto-Dominion Bank ............................................ 579,689 (573,739) — 5,950
UBS AG ...................................................... 991,389 (991,389) — —
UBS Securities LLC .............................................. 90,860 (90,619) — 241
Virtu Americas LLC ............................................... 369,650 (369,650) — —
Wells Fargo Bank NA ............................................. 89,342 (89,342) — —
$ 220,253,281 $ (219,979,450)
$ —
$ 273,831
a
U.S. Oil & Gas Exploration & Production
Barclays Capital, Inc. ............................................. 408,683 (408,683) — —
BofA Securities, Inc. .............................................. 227,369 (227,369) — —
Goldman Sachs & Co. LLC ......................................... 2,906,388 (2,906,388) — —
Morgan Stanley ................................................. 179,268 (179,268) — —
Toronto-Dominion Bank ............................................ 1,117,482 (1,117,482) — —
$ 4,839,190 $ (4,839,190)
$ —
$ —
a
U.S. Oil Equipment & Services
Barclays Capital, Inc. ............................................. 2,284,922 (2,284,922) — —
BofA Securities, Inc. .............................................. 3,817,628 (3,817,628) — —
Citadel Clearing LLC .............................................. 48,764 (48,764) — —
Citigroup Global Markets, Inc. ........................................ 2,268,257 (2,268,257) — —
Goldman Sachs & Co. LLC ......................................... 149,940 (149,940) — —
HSBC Bank PLC ................................................ 256,555 (256,555) — —
J.P. Morgan Securities LLC ......................................... 2,853,205 (2,853,205) — —
Morgan Stanley ................................................. 7,657 (7,657) — —
Wells Fargo Bank NA ............................................. 364,336 (364,336) — —
Wells Fargo Securities LLC ......................................... 4,835,032 (4,835,032) — —
$ 16,886,296 $ (16,886,296)
$ —
$ —
a

Notes to Financial Statements
( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Pharmaceuticals
Barclays Bank PLC ............................................... $ 938,014 $ (938,014) $ — $ —
Barclays Capital, Inc. ............................................. 120,496 (120,496) — —
BNP Paribas SA ................................................. 600,672 (600,672) — —
BofA Securities, Inc. .............................................. 1,507,781 (1,507,781) — —
Citigroup Global Markets, Inc. ........................................ 1,015,974 (984,988) — 30,986
ING Financial Markets LLC ......................................... 176,076 (176,076) — —
J.P. Morgan Securities LLC ......................................... 8,464,122 (8,464,122) — —
Jefferies LLC ................................................... 1,479,095 (1,479,095) — —
Morgan Stanley ................................................. 240,235 (240,235) — —
National Financial Services LLC ...................................... 3,475,751 (3,475,751) — —
Natixis SA ..................................................... 472,603 (472,603) — —
UBS AG ...................................................... 41,293 (41,293) — —
UBS Securities LLC .............................................. 70,350 (70,350) — —
$ 18,602,462 $ (18,571,476)
$ —
$ 30,986
a
U.S. Real Estate
Barclays Bank PLC ............................................... 6,150,015 (6,150,015) — —
Barclays Capital, Inc. ............................................. 281,600 (280,014) — 1,586
BNP Paribas SA ................................................. 3,180,277 (3,167,584) — 12,693
BofA Securities, Inc. .............................................. 5,908,615 (5,908,615) — —
J.P. Morgan Securities LLC ......................................... 7,456,836 (7,410,469) — 46,367
Morgan Stanley ................................................. 25,120 (25,120) — —
SG Americas Securities LLC ........................................ 249,032 (245,012) — 4,020
UBS AG ...................................................... 2,284,735 (2,250,425) — 34,310
UBS Securities LLC .............................................. 4,265,597 (4,199,408) — 66,189
Virtu Americas LLC ............................................... 909,411 (894,732) — 14,679
Wells Fargo Bank NA ............................................. 353,970 (350,342) — 3,628
Wells Fargo Securities LLC ......................................... 249,032 (245,012) — 4,020
$ 31,314,240 $ (31,126,748)
$ —
$ 187,492
a
U.S. Regional Banks
BMO Capital Markets Corp. ......................................... 11,670 (11,670) — —
Citigroup Global Markets, Inc. ........................................ 1,148,285 (1,148,285) — —
Goldman Sachs & Co. LLC ......................................... 9,207,090 (9,207,090) — —
Morgan Stanley ................................................. 1,323,146 (1,323,146) — —
UBS AG ...................................................... 5,400 (5,400) — —
Wells Fargo Securities LLC ......................................... 4,169 (4,169) — —
$ 11,699,760 $ (11,699,760)
$ —
$ —
a
U.S. Telecommunications
Barclays Bank PLC ............................................... 4,791,974 (4,772,103) — 19,871
BNP Paribas SA ................................................. 3,430,779 (3,388,928) — 41,851
Goldman Sachs & Co. LLC ......................................... 7,413,909 (7,312,985) — 100,924
J.P. Morgan Securities LLC ......................................... 1,334,047 (1,334,047) — —
Morgan Stanley ................................................. 6,073,540 (5,811,319) — 262,221
RBC Capital Markets LLC .......................................... 109,071 (108,619) — 452
Wells Fargo Bank NA ............................................. 250,712 (249,497) — 1,215
$ 23,404,032 $ (22,977,498)
$ —
$ 426,534
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid. Total return swaps are entered into by the iShares U.S. Infrastructure ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the

Notes to Financial Statements
( continued)

Notes to Financial Statements
counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the following Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
For its investment advisory services to each Fund, except for the iShares U.S. Infrastructure ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Prior to April 11, 2022, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
U.S. Infrastructure . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3400
Over $40 billion, up to and including $50 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3300
Over $50 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3100
Over $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2945

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended March 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
U.S. Aerospace & Defense ............................................................................................. $ 134,153
U.S. Broker-Dealers & Securities Exchanges ................................................................................. 5,810
U.S. Healthcare Providers .............................................................................................. 71,116
U.S. Home Construction ............................................................................................... 52,806
U.S. Infrastructure ................................................................................................... 244,997
U.S. Insurance ..................................................................................................... 6,927
U.S. Medical Devices ................................................................................................. 226,745
U.S. Oil & Gas Exploration & Production .................................................................................... 8,713
U.S. Oil Equipment & Services ........................................................................................... 13,018
U.S. Pharmaceuticals ................................................................................................. 89,873
U.S. Real Estate .................................................................................................... 49,276
U.S. Regional Banks ................................................................................................. 12,008
U.S. Telecommunications .............................................................................................. 31,325
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
U.S. Aerospace & Defense ......................................................... $ 78,383,415  $ 69,082,544  $ (16,057,876)
U.S. Broker-Dealers & Securities Exchanges ............................................. 81,393,147  93,188,857  (16,633,061)
U.S. Healthcare Providers .......................................................... 79,789,815  100,861,651  (17,573,821)
U.S. Home Construction ........................................................... 70,095,378  27,267,807  (6,237,043)
U.S. Infrastructure ............................................................... 45,197,019  48,319,221  (3,933,597)
U.S. Insurance ................................................................. 13,886,707  6,990,915  (500,125)
U.S. Medical Devices ............................................................. 105,128,004  240,265,445  (77,888,061)
U.S. Oil & Gas Exploration & Production ................................................ 30,260,073  41,391,917  (9,257,109)
U.S. Oil Equipment & Services ....................................................... 6,527,546  25,865,854  (6,075,767)
U.S. Pharmaceuticals ............................................................. 120,587,082  126,343,924  3,953,376
U.S. Real Estate ................................................................ 17,728,049  69,049,037  (32,894,584)
U.S. Regional Banks ............................................................. 8,264,838  12,774,746  (6,368,005)
U.S. Telecommunications .......................................................... 26,104,275  62,793,751  (29,753,628)
iShares ETF Purchases Sales
U.S. Aerospace & Defense ........................................................................... $ 863,731,105  $ 859,025,345
U.S. Broker-Dealers & Securities Exchanges ............................................................... 346,331,015  346,892,529
U.S. Healthcare Providers ............................................................................ 301,913,184  301,385,718
U.S. Home Construction ............................................................................. 124,429,711  123,551,575
U.S. Infrastructure ................................................................................. 426,770,528  421,592,387
U.S. Insurance ................................................................................... 49,163,938  47,187,267
U.S. Medical Devices ............................................................................... 667,350,744  671,901,267
U.S. Oil & Gas Exploration & Production .................................................................. 143,873,974  154,816,240
U.S. Oil Equipment & Services ......................................................................... 46,071,501  47,047,051
U.S. Pharmaceuticals ............................................................................... 188,290,852  188,783,140
U.S. Real Estate .................................................................................. 345,084,669  325,951,989
U.S. Regional Banks ............................................................................... 62,558,387  59,378,424
U.S. Telecommunications ............................................................................ 90,281,564  91,786,656

Notes to Financial Statements
( continued)

Notes to Financial Statements
For the year ended March 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2023, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
iShares ETF In-kind Purchases In-kind Sales
U.S. Aerospace & Defense ........................................................................... $ 2,823,855,479  $ 886,820,601
U.S. Broker-Dealers & Securities Exchanges ............................................................... 613,042,529  338,470,062
U.S. Healthcare Providers ............................................................................ 778,164,875  748,153,529
U.S. Home Construction ............................................................................. 3,844,957,410  4,175,033,527
U.S. Infrastructure ................................................................................. 1,316,070,828  411,890,644
U.S. Insurance ................................................................................... 489,940,179  196,893,290
U.S. Medical Devices ............................................................................... 866,222,685  1,974,949,144
U.S. Oil & Gas Exploration & Production .................................................................. 533,642,454  555,643,789
U.S. Oil Equipment & Services ......................................................................... 413,494,720  411,536,623
U.S. Pharmaceuticals ............................................................................... 112,755,612  98,836,244
U.S. Real Estate .................................................................................. 12,310,074,467  13,356,287,511
U.S. Regional Banks ............................................................................... 356,765,280  570,481,006
U.S. Telecommunications ............................................................................ 1,601,132,490  1,712,384,683
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
U.S. Aerospace & Defense .......................................................................... $ 195,810,015  $ (195,810,015)
U.S. Broker-Dealers & Securities Exchanges .............................................................. 13,772,344  (13,772,344)
U.S. Healthcare Providers ........................................................................... 186,635,401  (186,635,401)
U.S. Home Construction ............................................................................ (127,793,037) 127,793,037
U.S. Infrastructure ................................................................................ 61,374,860  (61,374,860)
U.S. Insurance .................................................................................. 16,123,515  (16,123,515)
U.S. Medical Devices .............................................................................. 372,378,406  (372,378,406)
U.S. Oil & Gas Exploration & Production ................................................................. 137,692,247  (137,692,247)
U.S. Oil Equipment & Services ........................................................................ 10,904,374  (10,904,374)
U.S. Pharmaceuticals .............................................................................. 22,650,929  (22,650,929)
U.S. Real Estate ................................................................................. (246,880,223) 246,880,223
U.S. Regional Banks .............................................................................. (18,141,270) 18,141,270
U.S. Telecommunications ........................................................................... 7,218,357  (7,218,357)

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
The tax character of distributions paid was as follows:
As of March 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
iShares ETF
Year Ended
03/31/23
Year Ended
03/31/22
U.S. Aerospace & Defense
Ordinary income .......................................................................................... $ 48,054,843  $ 18,744,404
U.S. Broker-Dealers & Securities Exchanges
Ordinary income .......................................................................................... $ 12,294,493  $ 14,480,571
U.S. Healthcare Providers
Ordinary income .......................................................................................... $ 11,479,684  $ 7,445,339
U.S. Home Construction
Ordinary income .......................................................................................... $ 11,584,706  $ 12,816,171
U.S. Infrastructure
Ordinary income .......................................................................................... $ 34,752,301  $ 13,909,010
U.S. Insurance
Ordinary income .......................................................................................... $ 7,403,653  $ 2,177,905
U.S. Medical Devices
Ordinary income .......................................................................................... $ 30,873,470  $ 21,981,981
U.S. Oil & Gas Exploration & Production
Ordinary income .......................................................................................... $ 40,696,483  $ 12,422,061
U.S. Oil Equipment & Services
Ordinary income .......................................................................................... $ 2,739,043  $ 935,137
U.S. Pharmaceuticals
Ordinary income .......................................................................................... $ 8,101,994  $ 6,432,724
U.S. Real Estate
Ordinary income .......................................................................................... $ 106,342,112  $ 140,375,492
U.S. Regional Banks
Ordinary income .......................................................................................... $ 23,928,648  $ 24,749,500
U.S. Telecommunications
Ordinary income .......................................................................................... $ 9,139,733  $ 10,823,757
iShares ETF
Undistributed
Ordinary Income
Non-expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Losses
(c)
Total
U.S. Aerospace & Defense ..........................
$ — $ (959,069,232) $ 470,482,207 $ — $ (488,587,025)
U.S. Broker-Dealers & Securities Exchanges ..............
7,613 (142,483,232) (40,043,594) — (182,519,213)
U.S. Healthcare Providers ...........................
41,960 (162,814,328) (154,705,568) — (317,477,936)
U.S. Home Construction ............................
— (203,011,003) (161,077,009) — (364,088,012)
U.S. Infrastructure ................................
— (79,528,981) 34,833,233 (586,428) (45,282,176)
U.S. Insurance ..................................
— (8,758,967) (29,937,187) — (38,696,154)
U.S. Medical Devices ..............................
4,711,554 (248,204,930) (108,735,431) — (352,228,807)
U.S. Oil & Gas Exploration & Production .................
727,540 (230,439,768) (18,307,808) — (248,020,036)
U.S. Oil Equipment & Services ........................
— (301,671,033) (25,219,528) — (326,890,561)
U.S. Pharmaceuticals ..............................
— (202,191,795) (8,990,332) (1,105,460) (212,287,587)
U.S. Real Estate .................................
— (412,805,177) (1,285,479,020) — (1,698,284,197)
U.S. Regional Banks ..............................
1,786,988 (118,291,081) (279,126,002) — (395,630,095)
U.S. Telecommunications ...........................
— (285,175,246) (113,110,679) — (398,285,925)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, the characterization of corporate actions and the timing and recognition of realized gains (losses) for tax purposes.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of March 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Aerospace & Defense ....................................... $ 5,423,108,168  $ 637,309,565  $ (166,827,358) $ 470,482,207
U.S. Broker-Dealers & Securities Exchanges ........................... 805,467,576  20,437,832  (60,481,426) (40,043,594)
U.S. Healthcare Providers ........................................ 1,379,854,727  43,021,783  (197,727,351) (154,705,568)
U.S. Home Construction ......................................... 1,869,479,963  20,636,722  (181,713,731) (161,077,009)
U.S. Infrastructure ............................................. 1,811,539,246  122,348,781  (87,515,217) 34,833,564
U.S. Insurance ............................................... 483,448,907  16,487,650  (46,424,837) (29,937,187)
U.S. Medical Devices ........................................... 6,327,271,469  494,407,828  (603,143,259) (108,735,431)
U.S. Oil & Gas Exploration & Production .............................. 751,322,167  56,683,946  (74,991,754) (18,307,808)
U.S. Oil Equipment & Services ..................................... 266,015,972  8,066,564  (33,286,092) (25,219,528)
U.S. Pharmaceuticals ........................................... 404,783,386  29,761,343  (38,751,675) (8,990,332)
U.S. Real Estate .............................................. 4,539,347,640  550,338  (1,285,869,123) (1,285,318,785)
U.S. Regional Banks ........................................... 1,089,550,163  5,771,048  (284,897,050) (279,126,002)
U.S. Telecommunications ........................................ 438,143,015  2,699,217  (115,809,896) (113,110,679)

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in a capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Year Ended
03/31/23
Year Ended
03/31/22
iShares ETF Shares  Amount  Shares  Amount
U.S. Aerospace & Defense
Shares sold .............................................. 26,150,000  $ 2,834,703,726  11,950,000  $ 1,295,868,298
Shares redeemed .......................................... (8,650,000) (888,422,981) (7,250,000) (761,119,382)
17,500,000  $ 1,946,280,745  4,700,000  $ 534,748,916
U.S. Broker-Dealers & Securities Exchanges
Shares sold .............................................. 6,250,000  $ 615,882,178  8,250,000  $ 850,130,332
Shares redeemed .......................................... (3,700,000) (339,414,224) (6,950,000) (721,494,986)
2,550,000  $ 276,467,954  1,300,000  $ 128,635,346
U.S. Healthcare Providers
Shares sold .............................................. 2,850,000  $ 779,298,746  2,150,000  $ 574,705,197
Shares redeemed .......................................... (2,850,000) (749,318,434) (2,000,000) (531,125,750)
—  $ 29,980,312  150,000  $ 43,579,447
U.S. Home Construction
Shares sold .............................................. 64,250,000  $ 3,852,709,335  74,150,000  $ 5,270,161,088
Shares redeemed .......................................... (70,750,000) (4,182,081,203) (83,350,000) (5,831,575,507)
(6,500,000) $ (329,371,868) (9,200,000) $ (561,414,419)
U.S. Infrastructure
Shares sold .............................................. 36,750,000  $ 1,347,773,078  19,100,000  $ 699,201,177
Shares redeemed .......................................... (11,800,000) (423,345,545) (6,700,000) (246,703,534)
24,950,000  $ 924,427,533  12,400,000  $ 452,497,643
U.S. Insurance
Shares sold .............................................. 5,600,000  $ 500,052,749  1,650,000  $ 141,976,398
Shares redeemed .......................................... (2,400,000) (203,955,250) (750,000) (62,498,673)
3,200,000  $ 296,097,499  900,000  $ 79,477,725
U.S. Medical Devices
Shares sold .............................................. 16,300,000  $ 868,104,395  43,050,000
(a)
$ 2,720,563,100
Shares redeemed .......................................... (37,750,000) (1,979,416,233) (59,600,000)
(a)
(3,595,291,144)
(21,450,000) $ (1,111,311,838) (16,550,000) $ (874,728,044)

Notes to Financial Statements
( continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/23
Year Ended
03/31/22
iShares ETF Shares  Amount  Shares  Amount
U.S. Oil & Gas Exploration & Production
Shares sold .............................................. 5,800,000  $ 548,875,956  9,350,000  $ 609,032,867
Shares redeemed .......................................... (6,800,000) (578,582,588) (4,850,000) (274,473,880)
(1,000,000) $ (29,706,632) 4,500,000  $ 334,558,987
U.S. Oil Equipment & Services
Shares sold .............................................. 20,750,000  $ 414,100,905  10,850,000  $ 174,454,955
Shares redeemed .......................................... (23,900,000) (412,455,161) (23,850,000) (319,293,801)
(3,150,000) $ 1,645,744  (13,000,000) $ (144,838,846)
U.S. Pharmaceuticals
Shares sold .............................................. 600,000  $ 113,040,984  400,000  $ 76,808,781
Shares redeemed .......................................... (550,000) (99,075,556) (300,000) (57,100,571)
50,000  $ 13,965,428  100,000  $ 19,708,210
U.S. Real Estate
Shares sold .............................................. 135,400,000  $ 12,357,971,292  223,400,000  $ 23,245,619,566
Shares redeemed .......................................... (147,150,000) (13,410,699,013) (224,650,000) (23,255,569,795)
(11,750,000) $ (1,052,727,721) (1,250,000) $ (9,950,229)
U.S. Regional Banks
Shares sold .............................................. 9,750,000  $ 362,333,536  16,600,000  $ 999,516,077
Shares redeemed .......................................... (10,950,000) (572,932,279) (4,950,000) (303,184,875)
(1,200,000) $ (210,598,743) 11,650,000  $ 696,331,202
U.S. Telecommunications
Shares sold .............................................. 68,200,000  $ 1,604,844,940  32,050,000  $ 993,515,548
Shares redeemed .......................................... (72,000,000) (1,717,958,843) (28,350,000) (887,232,464)
(3,800,000) $ (113,113,903) 3,700,000  $ 106,283,084
(a)
Share transactions reflect a six-for-one stock split effective after the close of trading on July 16, 2021.

Report of Independent Registered Public Accounting Firm

2023
iShares Annual Report to Shareholders
To the Board of Trustees of
iShares Trust and Shareholders of each of the thirteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (thirteen of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2023, the related statements of operations for the year ended March
31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2023 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 25, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares U.S. Aerospace & Defense ETF
iShares U.S. Broker-Dealers & Securities Exchanges ETF
iShares U.S. Healthcare Providers ETF
iShares U.S. Home Construction ETF
iShares U.S. Infrastructure ETF
iShares U.S. Insurance ETF
iShares U.S. Medical Devices ETF
iShares U.S. Oil & Gas Exploration & Production ETF
iShares U.S. Oil Equipment & Services ETF
iShares U.S. Pharmaceuticals ETF
iShares U.S. Real Estate ETF
iShares U.S. Regional Banks ETF
iShares U.S. Telecommunications ETF

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2023:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2023:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
U.S. Aerospace & Defense .............................................................................................. $ 63,269,104
U.S. Broker-Dealers & Securities Exchanges .................................................................................. 14,065,677
U.S. Healthcare Providers ............................................................................................... 16,686,184
U.S. Home Construction ................................................................................................ 16,034,737
U.S. Infrastructure .................................................................................................... 35,556,881
U.S. Insurance ...................................................................................................... 8,804,236
U.S. Medical Devices .................................................................................................. 54,246,034
U.S. Oil & Gas Exploration & Production ..................................................................................... 44,712,478
U.S. Oil Equipment & Services ............................................................................................ 3,589,082
U.S. Pharmaceuticals .................................................................................................. 7,724,733
U.S. Real Estate ..................................................................................................... 10,617,142
U.S. Regional Banks .................................................................................................. 27,272,874
U.S. Telecommunications ............................................................................................... 7,767,929
iShares ETF
Qualified Business
Income
U.S. Real Estate ..................................................................................................... $ 61,669,847
iShares ETF
Dividends-Received
Deduction
U.S. Aerospace & Defense .............................................................................................. 100.00%
U.S. Broker-Dealers & Securities Exchanges .................................................................................. 100.00
U.S. Healthcare Providers ............................................................................................... 100.00
U.S. Home Construction ................................................................................................ 100.00
U.S. Infrastructure .................................................................................................... 90.36
U.S. Insurance ...................................................................................................... 100.00
U.S. Medical Devices .................................................................................................. 100.00
U.S. Oil & Gas Exploration & Production ..................................................................................... 100.00
U.S. Oil Equipment & Services ............................................................................................ 89.08
U.S. Pharmaceuticals .................................................................................................. 94.07
U.S. Real Estate ..................................................................................................... 9.29
U.S. Regional Banks .................................................................................................. 100.00
U.S. Telecommunications ............................................................................................... 88.71

Statement Regarding Liquidity Risk Management Program
(unaudited)

2023
iShares Annual Report to Shareholders
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares U.S. Aerospace & Defense ETF, iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S.
Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Infrastructure ETF, iShares U.S. Insurance ETF, iShares U.S. Medical Devices ETF, iShares
U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Pharmaceuticals ETF, iShares U.S. Real Estate ETF, iShares U.S.
Regional Banks ETF and iShares U.S. Telecommunications ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size
(“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)

Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
March 31, 2023
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, ( “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
Rather, the Company is only required to comply with certain disclosure, reporting and transparency obligations of AIFMD because it has registered the iShares U.S. Real
Estate ETF and iShares U.S. Regional Banks ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
The Company is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
U.S. Healthcare Providers ............. $ 2.044088  $ —  $ —  $ 2.044088  100% — % — % 100%
U.S. Home Construction .............. 0.513870  —  —  0.513870  100 — — 100
U.S. Infrastructure
(a)
................. 0.712568  —  0.012688  0.725256  98 — 2 100
U.S. Insurance
(a)
................... 1.501673  —  0.000001  1.501674  100 — —
(b)
100
U.S. Medical Devices ................ 0.251397  —  —  0.251397  100 — — 100
U.S. Oil & Gas Exploration & Production ... 3.720266  —  —  3.720266  100 — — 100
U.S. Pharmaceuticals
(a)
............... 3.094699  —  0.516392  3.611091  86 — 14 100
U.S. Real Estate ................... 2.472624  —  —  2.472624  100 — — 100
U.S. Regional Banks ................ 1.433848  —  —  1.433848  100 — — 100
U.S. Telecommunications ............. 0.580937  —  —  0.580937  100 — — 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.
(b)
Rounds to less than 1%.

Supplemental Information
(unaudited) (continued)

2023
iShares Annual Report to Shareholders
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the business they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2022 was USD 4,121 million. This figure is comprised of fixed remuneration of USD 685 million and variable remuneration of USD 3,436 million. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2022, to its senior management was
USD 2,958 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 970 million.
These figures relate to the entire Company and not to the Funds.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares U.S. Real Estate ETF and iShares U.S. Regional Banks ETF (the “Funds”) are registered under the Alternative Investment Fund Managers Directive to be
marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation
(“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Trustee and Officer Information
(unaudited)

Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 380 funds as of March 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles
Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(1957)
Trustee (since 2009). President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since 2019). Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of
BlackRock’s ETF and Index Investments Business (since 2019); Head of
BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of
Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey &
Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Kerrigan (1955)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D.
Carlin (1956)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L.
Fagnani (1954)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and
Personnel Committee (since 2022); Chair (1994-2005) and Member (1992-2021)
of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward
Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-
2018); Director (1998-2013) and President (2007-2011) of the Board of Directors,
Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and
Investment Committee (2006-2010) of the Thacher School; Director of the Senior
Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the
Arts (since 2021); Member of the Wyoming State Investment Funds Committee
(since 2022).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).

Trustee and Officer Information
(unaudited) (continued)

2023
iShares Annual Report to Shareholders
Officers
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Drew E.
Lawton (1959)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).
John E.
Martinez (1961)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke
Professor of Accounting, Stanford University Graduate School of Business
(2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017);
Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik
Rohé (1973)
President (since 2023). Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America
(2019-2023).
Trent
Walker (1974)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC,
BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive
Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer
(2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT,
PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles
Park (1967)
Chief Compliance
Officer (since 2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa
Rolland (1980)
Secretary (since 2022). Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc.
(2010-2017).
Rachel
Aguirre (1982)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since
2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of
Developed Markets Portfolio Engineering (2016-2019).
Jennifer
Hsui (1976)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James
Mauro (1970)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management (since 2020).
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Independent Trustees (
continued
)

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

2023
iShares Annual Report to Shareholders
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-AR-311-0323
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, ICE Data Indices, LLC or S&P
Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the
iShares Funds. BlackRock is not affiliated with the companies listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2023
iShares Trust
iShares Russell 1000 ETF | IWB | NYSE Arca
iShares Russell 1000 Growth ETF | IWF | NYSE Arca
iShares Russell 1000 Value ETF | IWD | NYSE Arca
2023 Annual Report

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended March 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks declined, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes.
The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, we believe that it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where we believe that valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of March 31, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
15.62% (7.73)%
U.S. small cap equities
(Russell 2000
®
Index)
9.14 (11.61)
International equities
(MSCI Europe, Australasia,
Far East Index)
27.27 (1.38)
Emerging market equities
(MSCI Emerging Markets
Index)
14.04 (10.70)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
1.93 2.52
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.38 (6.90)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
4.89 (4.78)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.00 0.26
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
7.88 (3.35)
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(Unaudited)
................................................................................................. 59

Market Overview
4
2023
iShares Annual Report to Shareholders
iShares Trust
Domestic Market Overview
U.S. stocks declined for the 12 months ended March 31, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned -8.58%. Elevated inflation and rapid tightening of monetary policy dampened growth and weighed on equities. Higher interest rates drove bond yields higher and increased borrowing costs for businesses and consumers. Equities began to recover in the second half of the reporting period, as the broader economy remained resilient and the pace of inflation declined. In March 2023, two banks suddenly failed, representing the second and third largest bank failures in U.S. history by asset value. This drove concern among investors about the resiliency of the financial system in the face of rapidly rising interest rates. However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity, and equity prices recovered.
Inflation was a significant driver of the economic outlook. As the reporting period began, the consumer price index, a widely followed measure of inflation, stood at multi-
decade highs. Strong consumer spending and a tight labor market, along with continued supply chain disruptions in Asia, combined to drive prices higher. But the rate of inflation began to decline as the reporting period wore on, decelerating for nine consecutive months beginning in July 2022. Nonetheless, inflation remained elevated by historic standards, and higher prices negatively impacted both consumers and businesses.
The U.S. economy recovered from a decline in the first half of 2022 to post modest growth in the third and fourth quarters of 2022. Consumers continued to power the economy with growing spending, despite higher prices for many consumer goods and services. The strong labor market supported spending, as unemployment remained very low, at one point dropping to the lowest recorded level since 1969. Furthermore, the labor force participation rate—which measures the total proportion of employed persons of working age—rose, indicating that more people were being drawn into the labor force. Amid tightening labor supply, wages rose significantly, with the largest gains at the lower end of the wage spectrum.
To contain inflation, the U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates eight times over the course of the reporting period.
The pace of tightening accelerated as the Fed twice stepped up the increment of increase before reducing it again as inflation began to subside. The Fed also started to reduce the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. While the Fed indicated that more tightening could be needed to achieve its long-term inflation goal, it sounded a more cautious note about the potential for further interest rate increases near the end of the reporting period.
Despite economic headwinds, corporate profits remained robust, and many companies were able to sufficiently raise prices to preserve profit margins even in the face of rising labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022, and the yield curve (a graphical representation of U.S. Treasury rates at different maturities) inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

iShares
®
Russell 1000 ETF
5
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Russell 1000
®
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (8.51) % 10.72% 11.87% (8.51) % 66.39% 206.96%
Fund Market ...............................
(8.51) 10.71 11.88 – % (8.51) 66.35 207.18
Index .................................... (8.39) 10.87 12.01 (8.39) 67.51 210.95
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,151.70  $ 0.80  $ 1,000.00  $ 1,024.18  $ 0.76  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
Russell 1000 ETF
6
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Large- and mid-capitalization U.S. stocks declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities. The consumer discretionary sector detracted the most from the Index’s return, primarily due to weakness in the internet and direct marketing retail industry. The pandemic-related rise in e-commerce waned as the economy reopened. Warehouse overbuilding weighed on industry cash flow. Slowing revenue growth from data cloud services further pressured the industry, as business customers reduced expenditures amid economic uncertainty. The automobiles industry also declined amid concerns about the market for electric vehicles (“EVs”) in the weakening economy. While EV sales grew, production did not meet analysts’ expectations.
The information technology sector detracted significantly from the Index’s return, as sharply higher interest rates reduced the current value of future earnings. The software and services industry declined, as cuts to corporate information technology budgets reduced revenue growth. Slowing growth in cloud-based software sales, which provide software companies with steady revenue streams, further constrained earnings. Changing consumer behavior patterns pressured the IT services industry, as a return to in-
person spending meant slowing revenue growth for companies that provide online payment platforms.
The communication services sector declined, as the rising interest rate environment negatively impacted the interactive media and services industry, particularly high-
valuation stocks with growth prospects. Demand for online advertisements slowed during the reporting period, as businesses cut back on marketing expenditures in a more challenging economic environment. Heightened competition also worked against large companies in the industry, which lost market share to new players.
On the upside, the energy sector contributed to the Index’s return. Relatively high average prices of energy commodities following Russia’s invasion of Ukraine, supported profitability in the oil, gas, and consumable fuels industry.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 25.4%
Health Care ................................... 13.9
Financials ..................................... 13.2
Consumer Discretionary ........................... 10.3
Industrials ..................................... 9.5
Communication Services ........................... 7.9
Consumer Staples ............................... 6.8
Energy ....................................... 4.6
Real Estate .................................... 2.9
Materials ..................................... 2.8
Utilities ....................................... 2.7
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 6.5%
Microsoft Corp. ................................. 5.7
Amazon.com, Inc. ............................... 2.4
NVIDIA Corp. .................................. 1.7
Alphabet, Inc., Class A ............................ 1.6
Berkshire Hathaway, Inc., Class B .................... 1.5
Alphabet, Inc., Class C, NVS ........................ 1.4
Tesla, Inc. ..................................... 1.4
Meta Platforms, Inc., Class A ........................ 1.2
Exxon Mobil Corp. ............................... 1.2
      aaa aa

iShares
®
Russell 1000 Growth ETF
7
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000
®
Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (11.06) % 13.45% 14.38% (11.06) % 87.90% 283.18%
Fund Market ...............................
(11.19) 13.42 14.38 – % (11.19) 87.68 283.20
Index .................................... (10.90) 13.66 14.59 (10.90) 89.69 290.43
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,167.80  $ 1.03  $ 1,000.00  $ 1,023.98  $ 0.96  0.19%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
Russell 1000 Growth ETF
8
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Growth-oriented large- and mid-capitalization U.S. stocks declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities. Large- and mid-capitalization growth stocks, which derive a significant portion of their price from investors’ expectations of future growth, faced significant headwinds relative to other equities. Growth stocks are particularly sensitive to interest rates, which rose notably as the Fed sharply tightened monetary policy.
The consumer discretionary sector detracted the most from the Index’s return. While consumer spending continued to grow, rising inflation drove up costs for companies, and consumers increasingly sought bargains. The internet and direct marketing retail industry declined significantly. The pandemic-related rise in e-commerce waned, as more workers returned to the office and brick-and-mortar retailers gained market share. Excess warehouse capacity and slowing revenue growth from data cloud services further pressured industry profitability. Stocks in the automobiles industry also declined amid concerns about the market for electric vehicles (“EVs”) in the weakening economy. While
EV sales continued to grow, production did not meet analysts’ expectations, and price discounts on some new models negatively impacted revenues.
The information technology sector also detracted significantly from the Index’s return. Interest rates rose sharply during the reporting period, which reduced the current value of future earnings. Since consumers and businesses often seek to reduce spending on technology products and services during a downturn, high inflation and slow growth weighed on the sector. The software and services industry declined, as cuts to corporate information technology budgets reduced revenue growth. Slowing growth in cloud-
based software sales, which provide software companies with steady revenue streams, further constrained earnings. The failure of a bank that served a large number of software and technology companies also worked against the industry.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 41.8%
Consumer Discretionary ........................... 14.3
Health Care ................................... 11.7
Industrials ..................................... 8.2
Communication Services ........................... 7.1
Financials ..................................... 6.7
Consumer Staples ............................... 6.0
Real Estate .................................... 1.5
Energy ....................................... 1.4
Materials ..................................... 1.3
Utilities ....................................... 0.0
(b)
a a
(a)
Excludes money market funds.
(b)
Rounds to less than 0.1%.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 12.7%
Microsoft Corp. ................................. 11.1
Amazon.com, Inc. ............................... 4.7
NVIDIA Corp. .................................. 3.4
Alphabet, Inc., Class A ............................ 2.8
Tesla, Inc. ..................................... 2.8
Alphabet, Inc., Class C, NVS ........................ 2.4
UnitedHealth Group, Inc. ........................... 2.1
Visa, Inc., Class A ............................... 1.9
Mastercard , Inc., Class A ........................... 1.6
aaa aa

iShares
®
Russell 1000 Value ETF
9
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000
®
Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (6.07) % 7.32% 8.94% (6.07) % 42.39% 135.35%
Fund Market ...............................
(6.19) 7.31 8.94 – % (6.19) 42.30 135.38
Index .................................... (5.91) 7.50 9.13 (5.91) 43.55 139.52
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,134.60  $ 1.01  $ 1,000.00  $ 1,023.98  $ 0.96  0.19%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
Russell 1000 Value ETF
10
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Value-oriented large- and mid-capitalization U.S. stocks declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities. The financials sector detracted the most from the Index’s performance amid tightening financial conditions. The banking industry faced significant challenges as the potential impact of a slowing economy outweighed the benefits of being able to charge more for loans. While bank profitability is typically supported by higher interest rates, persistently high inflation led to significant tightening from the Fed, and investors became concerned about the long-term effect on loan growth and credit losses. Bank stocks were further pressured late in the reporting period after the sudden failure of two regional banks led to government intervention to cover depositors and prevent a contagion effect. The financial services industry also faced headwinds due to declining prices for stocks and bonds and concerns about the balance sheet liquidity of a large discount broker following the bank failures.
The real estate sector detracted significantly from the Index’s return, as higher interest rates weighed on equity real estate investment trusts (“REITs”). REITs typically take on substantial debt to finance the purchase of the properties they manage, and higher interest rates make financing more expensive.
In the information technology sector, the IT services industry declined amid changing consumer behavior patterns, as a return to in-person spending meant slowing revenue growth for online payment companies. High inflation and slow economic growth weighed on the semiconductor industry, as consumers often reduce spending on technology during a downturn.
On the upside, the energy sector contributed to the Index’s return. Relatively high average prices of energy commodities following Russia’s invasion of Ukraine supported profitability in the oil, gas, and consumable fuels industry.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Financials ..................................... 20.0%
Health Care ................................... 16.4
Industrials ..................................... 10.9
Communication Services ........................... 8.6
Information Technology ............................ 8.0
Energy ....................................... 8.0
Consumer Staples ............................... 7.6
Consumer Discretionary ........................... 5.9
Utilities ....................................... 5.6
Real Estate .................................... 4.5
Materials ..................................... 4.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Berkshire Hathaway, Inc., Class B .................... 3.0%
Exxon Mobil Corp. ............................... 2.5
Johnson & Johnson .............................. 2.2
JPMorgan Chase & Co. ........................... 2.1
Meta Platforms, Inc., Class A ........................ 2.0
Chevron Corp. .................................. 1.7
Pfizer, Inc. .................................... 1.3
Cisco Systems, Inc. .............................. 1.2
Walmart, Inc. ................................... 1.1
Procter & Gamble Co. (The) ........................ 1.1
      aaa aa

About Fund Performance
11
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
March 31, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
12
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .8%
Axon Enterprise, Inc.
(a)
..................... 50,728 $ 11,406,191
Boeing Co. (The)
(a) (b)
....................... 414,323 88,014,635
BWX Technologies, Inc. .................... 67,717 4,268,880
Curtiss-Wright Corp. ....................... 28,388 5,003,669
General Dynamics Corp. .................... 182,187 41,576,895
HEICO Corp. ........................... 32,990 5,642,609
HEICO Corp. , Class A ...................... 58,824 7,994,182
Hexcel Corp. ............................ 62,649 4,275,794
Howmet Aerospace, Inc. .................... 277,340 11,750,896
Huntington Ingalls Industries, Inc. .............. 29,181 6,041,051
L3Harris Technologies, Inc. .................. 141,541 27,776,006
Lockheed Martin Corp. ..................... 170,274 80,493,628
Mercury Systems, Inc.
(a) (b)
................... 36,748 1,878,558
Northrop Grumman Corp. ................... 107,688 49,721,703
Raytheon Technologies Corp. ................ 1,099,122 107,637,017
Spirit AeroSystems Holdings, Inc. , Class A ........ 81,448 2,812,399
Textron, Inc.
(b)
........................... 157,021 11,090,393
TransDigm Group, Inc. ..................... 38,400 28,302,720
Woodward, Inc. .......................... 43,629 4,248,156
499,935,382
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 86,466 8,592,126
Expeditors International of Washington, Inc. ....... 118,139 13,009,467
FedEx Corp. ............................ 174,436 39,856,882
GXO Logistics, Inc.
(a)
...................... 77,954 3,933,559
United Parcel Service, Inc. , Class B ............ 549,686 106,633,587
172,025,621
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 202,599 22,729,582
BorgWarner, Inc. ......................... 174,772 8,583,053
Gentex Corp. ........................... 174,140 4,881,144
Lear Corp. ............................. 43,925 6,127,098
QuantumScape Corp. , Class A
(a) (b)
............. 204,809 1,675,338
43,996,215
a
Automobiles  —  1 .7%
Ford Motor Co. .......................... 2,942,145 37,071,027
General Motors Co. ....................... 1,043,302 38,268,318
Harley-Davidson, Inc. ...................... 99,267 3,769,168
Lucid Group, Inc.
(a) (b)
....................... 435,601 3,502,232
Rivian Automotive, Inc. , Class A
(a) (b)
............. 385,458 5,966,890
Tesla, Inc.
(a)
............................. 1,932,618 400,940,930
Thor Industries, Inc. ....................... 38,797 3,089,793
492,608,358
a
Banks  —  3 .1%
Bank of America Corp. ..................... 5,251,910 150,204,626
Bank of Hawaii Corp.
(b)
..................... 28,403 1,479,228
Bank OZK ............................. 83,001 2,838,634
BOK Financial Corp. ....................... 21,860 1,845,203
Citigroup, Inc. ........................... 1,447,457 67,871,259
Citizens Financial Group, Inc. ................ 363,608 11,042,775
Columbia Banking System, Inc. ............... 154,548 3,310,418
Comerica, Inc. ........................... 98,272 4,266,970
Commerce Bancshares, Inc. ................. 85,178 4,970,136
Cullen/Frost Bankers, Inc. ................... 43,790 4,612,838
East West Bancorp, Inc. .................... 104,672 5,809,296
Fifth Third Bancorp ....................... 510,251 13,593,087
First Citizens BancShares, Inc. , Class A .......... 8,206 7,985,259
First Hawaiian, Inc. ....................... 95,075 1,961,397
First Horizon Corp. ........................ 393,056 6,988,536
Security Shares Value
a
Banks (continued)
First Republic Bank
(b)
...................... 141,372 $ 1,977,794
FNB Corp. ............................. 271,906 3,154,110
Huntington Bancshares, Inc. ................. 1,066,244 11,941,933
JPMorgan Chase & Co. .................... 2,181,117 284,221,356
KeyCorp ............................... 694,498 8,695,115
M&T Bank Corp. ......................... 128,292 15,339,874
New York Community Bancorp, Inc. ............ 496,815 4,491,208
PacWest Bancorp
(b)
....................... 86,189 838,619
Pinnacle Financial Partners, Inc. ............... 55,124 3,040,640
PNC Financial Services Group, Inc. (The) ........ 301,307 38,296,120
Popular, Inc. ............................ 54,596 3,134,356
Prosperity Bancshares, Inc. .................. 64,888 3,991,910
Regions Financial Corp. .................... 699,161 12,976,428
Synovus Financial Corp. .................... 106,867 3,294,710
Truist Financial Corp. ...................... 992,221 33,834,736
U.S. Bancorp ........................... 1,031,864 37,198,697
Webster Financial Corp. .................... 128,660 5,071,777
Wells Fargo & Co. ........................ 2,868,429 107,221,876
Western Alliance Bancorp ................... 79,741 2,833,995
Wintrust Financial Corp. .................... 44,324 3,233,436
Zions Bancorp NA ........................ 110,196 3,298,166
876,866,518
a
Beverages  —  1 .7%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 6,985 2,295,969
Brown-Forman Corp. , Class A
(b)
............... 33,941 2,212,614
Brown-Forman Corp. , Class B , NVS ............ 136,171 8,751,710
Coca-Cola Co. (The) ...................... 2,919,696 181,108,743
Constellation Brands, Inc. , Class A ............. 112,957 25,515,857
Keurig Dr Pepper, Inc. ..................... 639,179 22,550,235
Molson Coors Beverage Co. , Class B ........... 131,854 6,814,215
Monster Beverage Corp.
(a)
................... 549,588 29,683,248
PepsiCo, Inc. ........................... 1,033,754 188,453,354
467,385,945
a
Biotechnology  —  2 .5%
AbbVie, Inc. ............................ 1,321,577 210,619,727
Alnylam Pharmaceuticals, Inc.
(a)
............... 91,575 18,344,304
Amgen, Inc. ............................ 399,296 96,529,808
Biogen, Inc.
(a)
........................... 106,944 29,733,640
BioMarin Pharmaceutical, Inc.
(a)
............... 138,137 13,432,442
Exact Sciences Corp.
(a) (b)
.................... 132,221 8,965,906
Exelixis, Inc.
(a)
........................... 237,096 4,602,033
Gilead Sciences, Inc. ...................... 938,667 77,881,201
Horizon Therapeutics PLC
(a)
................. 165,880 18,104,143
Incyte Corp.
(a) (b)
.......................... 137,592 9,943,774
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 107,070 3,826,682
Mirati Therapeutics, Inc.
(a)
................... 31,649 1,176,710
Moderna, Inc.
(a) (b)
......................... 248,492 38,163,401
Natera, Inc.
(a)
........................... 71,645 3,977,730
Neurocrine Biosciences, Inc.
(a)
................ 72,305 7,318,712
Novavax, Inc.
(a) (b)
......................... 53,069 367,768
Regeneron Pharmaceuticals, Inc.
(a)
............. 77,505 63,683,533
Sarepta Therapeutics, Inc.
(a) (b)
................ 63,246 8,717,196
Seagen, Inc.
(a)
........................... 101,048 20,459,189
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 50,397 2,020,920
United Therapeutics Corp.
(a)
.................. 33,027 7,396,727
Vertex Pharmaceuticals, Inc.
(a)
................ 191,201 60,241,699
705,507,245
a
Broadline Retail  —  2 .6%
Amazon.com, Inc.
(a)
....................... 6,646,371 686,503,661
eBay, Inc. .............................. 407,092 18,062,672
Etsy, Inc.
(a) (b)
............................ 93,531 10,412,806
Kohl's Corp. ............................ 82,403 1,939,767

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2023
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Broadline Retail (continued)
Macy's, Inc. ............................ 201,954 $ 3,532,175
Nordstrom, Inc. .......................... 81,932 1,333,034
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 47,166 2,732,798
724,516,913
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 93,300 6,451,695
Advanced Drainage Systems, Inc.
(b)
............ 47,553 4,004,438
Allegion PLC ............................ 65,382 6,978,221
Armstrong World Industries, Inc. ............... 33,892 2,414,466
AZEK Co., Inc. (The) , Class A
(a) (b)
.............. 83,397 1,963,166
Builders FirstSource, Inc.
(a)
.................. 108,303 9,615,140
Carlisle Companies, Inc. .................... 38,005 8,591,790
Carrier Global Corp. ....................... 625,981 28,638,631
Fortune Brands Innovations, Inc. .............. 95,378 5,601,550
Hayward Holdings, Inc.
(a) (b)
................... 52,860 619,519
Johnson Controls International PLC ............ 513,513 30,923,753
Lennox International, Inc. ................... 23,744 5,966,392
Masco Corp. ............................ 167,238 8,315,073
Masterbrand, Inc.
(a)
....................... 96,746 777,838
Owens Corning .......................... 69,444 6,652,735
Trane Technologies PLC .................... 171,378 31,530,125
Trex Co., Inc.
(a) (b)
......................... 81,779 3,980,184
163,024,716
a
Capital Markets  —  3 .1%
Affiliated Managers Group, Inc. ............... 27,932 3,978,075
Ameriprise Financial, Inc. ................... 78,559 24,078,333
Ares Management Corp. , Class A .............. 115,149 9,608,033
Bank of New York Mellon Corp. (The) ........... 547,226 24,865,949
BlackRock, Inc.
(c)
......................... 110,910 74,212,099
Blackstone, Inc. , NVS ...................... 529,863 46,543,166
Blue Owl Capital, Inc. , Class A ................ 322,218 3,570,175
Carlyle Group, Inc. (The) .................... 152,187 4,726,928
Cboe Global Markets, Inc. ................... 79,358 10,653,018
Charles Schwab Corp. (The) ................. 1,134,892 59,445,643
CME Group, Inc. , Class A ................... 268,143 51,354,747
Coinbase Global, Inc. , Class A
(a) (b)
.............. 117,886 7,965,557
Evercore, Inc. , Class A ..................... 27,060 3,122,183
FactSet Research Systems, Inc. ............... 28,465 11,815,537
Franklin Resources, Inc. .................... 215,047 5,793,366
Goldman Sachs Group, Inc. (The) ............. 245,250 80,223,727
Interactive Brokers Group, Inc. , Class A .......... 68,462 5,652,223
Intercontinental Exchange, Inc. ............... 413,284 43,101,388
Invesco Ltd. ............................ 275,568 4,519,315
Janus Henderson Group PLC ................ 101,976 2,716,641
Jefferies Financial Group, Inc. ................ 150,924 4,790,328
KKR & Co., Inc. .......................... 427,677 22,461,596
Lazard Ltd. , Class A ....................... 65,897 2,181,850
LPL Financial Holdings, Inc. .................. 59,709 12,085,102
MarketAxess Holdings, Inc. .................. 27,840 10,893,514
Moody's Corp. ........................... 119,441 36,551,335
Morgan Stanley .......................... 921,865 80,939,747
Morningstar, Inc. ......................... 18,424 3,740,625
MSCI, Inc. , Class A ....................... 57,881 32,395,417
Nasdaq, Inc. ............................ 258,327 14,122,737
Northern Trust Corp. ....................... 153,869 13,560,475
Raymond James Financial, Inc. ............... 144,725 13,498,501
Robinhood Markets, Inc. , Class A
(a) (b)
............ 436,305 4,236,522
S&P Global, Inc. ......................... 240,604 82,953,041
SEI Investments Co. ....................... 76,199 4,385,252
State Street Corp. ........................ 261,469 19,790,589
Stifel Financial Corp. ...................... 75,443 4,457,927
T Rowe Price Group, Inc. ................... 164,003 18,515,939
Tradeweb Markets, Inc. , Class A ............... 80,074 6,327,447
Security Shares Value
a
Capital Markets (continued)
Virtu Financial, Inc. , Class A .................. 72,941 $ 1,378,585
867,212,632
a
Chemicals  —  1 .8%
Air Products and Chemicals, Inc. .............. 165,540 47,544,743
Albemarle Corp. ......................... 87,645 19,373,051
Ashland, Inc. ............................ 38,323 3,936,155
Axalta Coating Systems Ltd.
(a) (b)
............... 162,954 4,935,877
Celanese Corp. .......................... 81,429 8,866,804
CF Industries Holdings, Inc. .................. 144,955 10,507,788
Chemours Co. (The) ....................... 110,002 3,293,460
Corteva, Inc. ............................ 532,946 32,141,973
Dow, Inc. .............................. 524,778 28,768,330
DuPont de Nemours, Inc. ................... 343,863 24,679,048
Eastman Chemical Co. ..................... 88,401 7,455,740
Ecolab, Inc. ............................ 185,733 30,744,384
Element Solutions, Inc. ..................... 169,332 3,269,801
FMC Corp. ............................. 94,544 11,546,659
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 605,621 805,476
Huntsman Corp. ......................... 134,730 3,686,213
International Flavors & Fragrances, Inc. .......... 191,403 17,601,420
Linde PLC ............................. 369,446 131,315,886
LyondellBasell Industries NV , Class A ........... 190,390 17,875,717
Mosaic Co. (The) ......................... 256,030 11,746,656
NewMarket Corp. ......................... 4,207 1,535,471
Olin Corp. .............................. 91,378 5,071,479
PPG Industries, Inc. ....................... 176,124 23,526,644
RPM International, Inc. ..................... 94,595 8,252,468
Scotts Miracle-Gro Co. (The) , Class A ........... 29,892 2,084,668
Sherwin-Williams Co. (The) .................. 179,124 40,261,701
Valvoline, Inc. ........................... 130,980 4,576,441
Westlake Corp. .......................... 24,409 2,830,956
508,235,009
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 64,921 30,037,648
Clean Harbors, Inc.
(a)
...................... 37,658 5,368,524
Copart, Inc.
(a)
........................... 317,734 23,896,774
Driven Brands Holdings, Inc.
(a) (b)
............... 46,738 1,416,629
MSA Safety, Inc. ......................... 27,134 3,622,389
Republic Services, Inc. ..................... 153,590 20,768,440
Ritchie Bros Auctioneers, Inc. ................ 52,333 2,945,825
Rollins, Inc. ............................. 175,742 6,595,597
Stericycle, Inc.
(a)
......................... 67,898 2,961,032
Tetra Tech, Inc. .......................... 39,322 5,776,795
Waste Management, Inc. .................... 306,709 50,045,708
153,435,361
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 183,368 30,780,152
Ciena Corp.
(a)
........................... 110,528 5,804,931
Cisco Systems, Inc. ....................... 3,072,998 160,640,970
F5, Inc.
(a)
.............................. 43,821 6,384,282
Juniper Networks, Inc. ..................... 236,726 8,148,109
Lumentum Holdings, Inc.
(a) (b)
................. 50,875 2,747,759
Motorola Solutions, Inc. .................... 123,055 35,209,727
Ubiquiti, Inc.
(b)
........................... 3,113 845,771
Viasat, Inc.
(a) (b)
........................... 56,331 1,906,241
252,467,942
a
Construction & Engineering  —  0 .2%
AECOM ............................... 97,295 8,203,914
MasTec, Inc.
(a)
........................... 45,121 4,261,227
MDU Resources Group, Inc. ................. 154,130 4,697,882
Quanta Services, Inc. ...................... 106,611 17,765,657

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
14
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Construction & Engineering (continued)
Valmont Industries, Inc. ..................... 15,545 $ 4,963,208
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 153,396 7,191,205
47,083,093
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ....................... 26,310 3,860,992
Martin Marietta Materials, Inc. ................ 46,350 16,457,031
Vulcan Materials Co. ...................... 98,951 16,976,034
37,294,057
a
Consumer Finance  —  0 .5%
Ally Financial, Inc. ........................ 220,901 5,630,767
American Express Co. ..................... 444,884 73,383,616
Capital One Financial Corp. .................. 284,737 27,380,310
Credit Acceptance Corp.
(a) (b)
.................. 5,008 2,183,689
Discover Financial Services .................. 199,923 19,760,389
OneMain Holdings, Inc. ..................... 86,766 3,217,283
SLM Corp. ............................. 182,839 2,265,375
SoFi Technologies, Inc.
(a) (b)
.................. 586,732 3,561,463
Synchrony Financial ....................... 325,337 9,460,800
Upstart Holdings, Inc.
(a) (b)
.................... 52,225 829,855
147,673,547
a
Consumer Staples Distribution & Retail  —  1 .9%
Albertsons Companies, Inc. , Class A ............ 174,509 3,626,297
BJ's Wholesale Club Holdings, Inc.
(a)
............ 101,558 7,725,517
Casey's General Stores, Inc. ................. 27,470 5,946,156
Costco Wholesale Corp. .................... 331,067 164,497,260
Dollar General Corp. ...................... 168,095 35,377,274
Dollar Tree, Inc.
(a) (b)
....................... 155,978 22,390,642
Grocery Outlet Holding Corp.
(a) (b)
............... 63,133 1,784,139
Kroger Co. (The) ......................... 488,895 24,136,746
Performance Food Group Co.
(a)
............... 115,653 6,978,502
Sysco Corp. ............................ 379,987 29,346,396
Target Corp. ............................ 346,286 57,355,350
U.S. Foods Holding Corp.
(a) (b)
................. 149,949 5,539,116
Walgreens Boots Alliance, Inc. ................ 536,451 18,550,475
Walmart, Inc. ............................ 1,062,877 156,721,214
539,975,084
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 1,103,347 12,556,089
AptarGroup, Inc. ......................... 48,095 5,684,348
Ardagh Group SA , Class A .................. 12,001 80,167
Ardagh Metal Packaging SA ................. 108,872 444,198
Avery Dennison Corp. ...................... 61,151 10,941,748
Ball Corp.
(b)
............................. 230,403 12,697,509
Berry Global Group, Inc. .................... 90,715 5,343,114
Crown Holdings, Inc. ...................... 86,634 7,165,498
Graphic Packaging Holding Co. ............... 225,224 5,740,960
International Paper Co. ..................... 266,273 9,601,804
Packaging Corp. of America ................. 68,472 9,505,968
Sealed Air Corp. ......................... 110,284 5,063,139
Silgan Holdings, Inc. ....................... 63,990 3,434,343
Sonoco Products Co. ...................... 71,825 4,381,325
Westrock Co. ........................... 188,026 5,729,152
98,369,362
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 103,686 17,347,705
LKQ Corp. ............................. 188,615 10,705,787
Pool Corp. ............................. 28,706 9,830,083
37,883,575
a
Security Shares Value
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 154,232 $ 1,115,097
Bright Horizons Family Solutions, Inc.
(a)
.......... 42,590 3,279,004
Grand Canyon Education, Inc.
(a)
............... 23,358 2,660,476
H&R Block, Inc. .......................... 112,694 3,972,464
Mister Car Wash, Inc.
(a) (b)
.................... 56,880 490,306
Service Corp. International .................. 110,863 7,625,157
19,142,504
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 156,446 12,116,743
a
Diversified Telecommunication Services  —  0 .8%
AT&T, Inc. .............................. 5,353,812 103,060,881
Frontier Communications Parent, Inc.
(a) (b)
......... 180,758 4,115,860
Lumen Technologies, Inc. ................... 757,151 2,006,450
Verizon Communications, Inc. ................ 3,142,905 122,227,575
231,410,766
a
Electric Utilities  —  1 .7%
Alliant Energy Corp. ....................... 187,733 10,024,942
American Electric Power Co., Inc. .............. 384,009 34,940,979
Avangrid, Inc. ........................... 52,313 2,086,242
Constellation Energy Corp. .................. 243,383 19,105,565
Duke Energy Corp. ....................... 575,720 55,539,708
Edison International ....................... 282,088 19,912,592
Entergy Corp. ........................... 151,010 16,269,817
Evergy, Inc. ............................. 167,049 10,210,035
Eversource Energy ....................... 258,170 20,204,384
Exelon Corp. ............................ 741,967 31,080,998
FirstEnergy Corp. ........................ 405,030 16,225,502
Hawaiian Electric Industries, Inc. .............. 80,617 3,095,693
IDACORP, Inc. .......................... 37,197 4,029,551
NextEra Energy, Inc. ...................... 1,485,039 114,466,806
NRG Energy, Inc. ......................... 159,062 5,454,236
OGE Energy Corp. ........................ 147,596 5,558,465
PG&E Corp.
(a)
........................... 1,226,105 19,826,118
Pinnacle West Capital Corp. ................. 84,595 6,703,308
PPL Corp. ............................. 552,801 15,362,340
Southern Co. (The) ....................... 813,065 56,573,063
Xcel Energy, Inc. ......................... 409,220 27,597,797
494,268,141
a
Electrical Equipment  —  0 .7%
Acuity Brands, Inc.
(b)
....................... 23,821 4,352,811
AMETEK, Inc. ........................... 172,125 25,014,926
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 185,645 1,943,703
Eaton Corp. PLC ......................... 298,193 51,092,389
Emerson Electric Co. ...................... 423,692 36,920,521
Generac Holdings, Inc.
(a) (b)
................... 45,640 4,929,576
Hubbell, Inc. ............................ 39,760 9,674,006
nVent Electric PLC ........................ 122,665 5,267,235
Plug Power, Inc.
(a) (b)
....................... 392,980 4,605,726
Regal Rexnord Corp. ...................... 48,348 6,804,014
Rockwell Automation, Inc. ................... 85,699 25,148,371
Sensata Technologies Holding PLC ............ 113,890 5,696,778
Sunrun, Inc.
(a) (b)
.......................... 155,568 3,134,695
Vertiv Holdings Co. , Class A ................. 230,583 3,299,643
187,884,394
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 439,001 35,875,162
Arrow Electronics, Inc.
(a)
.................... 43,513 5,433,468
Avnet, Inc. ............................. 69,886 3,158,847
CDW Corp. ............................. 100,861 19,656,800
Cognex Corp. ........................... 128,793 6,381,693
Coherent Corp.
(a) (b)
........................ 88,621 3,374,688

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2023
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Corning, Inc. ............................ 551,490 $ 19,456,567
IPG Photonics Corp. ....................... 24,575 3,030,343
Jabil, Inc. .............................. 96,769 8,531,155
Keysight Technologies, Inc.
(a)
................. 134,191 21,669,163
Littelfuse, Inc. ........................... 17,947 4,811,411
National Instruments Corp. .................. 98,753 5,175,645
TD SYNNEX Corp. ........................ 34,828 3,371,002
Teledyne Technologies, Inc.
(a)
................. 34,451 15,412,000
Trimble, Inc.
(a)
........................... 184,122 9,651,675
Vontier Corp. ............................ 116,024 3,172,096
Zebra Technologies Corp. , Class A
(a)
............ 38,231 12,157,458
180,319,173
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 706,380 20,386,127
Halliburton Co. .......................... 669,453 21,181,493
NOV, Inc. .............................. 289,079 5,350,852
Schlumberger Ltd. ........................ 1,056,082 51,853,626
98,772,098
a
Entertainment  —  1 .5%
Activision Blizzard, Inc. ..................... 580,081 49,649,133
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 381,406 1,910,844
Electronic Arts, Inc. ....................... 204,207 24,596,733
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 15,590 1,052,325
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 150,037 11,227,269
Live Nation Entertainment, Inc.
(a)
.............. 116,587 8,161,090
Madison Square Garden Sports Corp. , Class A ..... 14,231 2,772,910
Netflix, Inc.
(a)
............................ 327,343 113,090,460
Playtika Holding Corp.
(a)
.................... 76,728 863,957
ROBLOX Corp. , Class A
(a) (b)
.................. 333,216 14,988,056
Roku, Inc. , Class A
(a) (b)
..................... 91,837 6,044,711
Spotify Technology SA
(a) (b)
................... 104,490 13,961,954
Take-Two Interactive Software, Inc.
(a) (b)
.......... 123,864 14,776,975
Walt Disney Co. (The)
(a)
.................... 1,362,484 136,425,523
Warner Bros Discovery, Inc. , Series A
(a)
.......... 1,758,867 26,558,892
World Wrestling Entertainment, Inc. , Class A
(b)
..... 31,852 2,906,813
428,987,645
a
Financial Services  —  4 .2%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 161,984 1,825,560
Apollo Global Management, Inc. ............... 362,895 22,920,448
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,349,078 416,554,814
Block, Inc. , Class A
(a) (b)
..................... 399,421 27,420,252
Equitable Holdings, Inc. .................... 279,802 7,104,173
Euronet Worldwide, Inc.
(a) (b)
.................. 34,986 3,914,933
Fidelity National Information Services, Inc. ........ 441,848 24,005,602
Fiserv, Inc.
(a)
............................ 440,173 49,752,754
FleetCor Technologies, Inc.
(a) (b)
................ 54,225 11,433,341
Global Payments, Inc. ..................... 195,707 20,596,205
Jack Henry & Associates, Inc. ................ 53,775 8,104,968
Mastercard, Inc. , Class A .................... 636,293 231,235,239
MGIC Investment Corp. .................... 217,731 2,921,950
PayPal Holdings, Inc.
(a)
..................... 852,227 64,718,118
Rocket Companies, Inc. , Class A
(a) (b)
............ 84,905 769,239
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 37,793 2,864,709
TFS Financial Corp. ....................... 28,561 360,726
Toast, Inc. , Class A
(a) (b)
..................... 192,814 3,422,449
UWM Holdings Corp. , Class A
(b)
............... 67,618 332,004
Visa, Inc. , Class A ........................ 1,215,533 274,054,070
Voya Financial, Inc. ....................... 73,664 5,264,030
Western Union Co. (The) ................... 246,215 2,745,297
Security Shares Value
a
Financial Services (continued)
WEX, Inc.
(a)
............................. 32,679 $ 6,009,341
1,188,330,222
a
Food Products  —  1 .1%
Archer-Daniels-Midland Co. .................. 409,879 32,650,961
Bunge Ltd. ............................. 103,878 9,922,427
Campbell Soup Co. ....................... 145,629 8,006,682
Conagra Brands, Inc. ...................... 350,715 13,172,855
Darling Ingredients, Inc.
(a) (b)
.................. 117,996 6,890,966
Flowers Foods, Inc. ....................... 138,130 3,786,143
Freshpet, Inc.
(a) (b)
......................... 34,430 2,278,922
General Mills, Inc. ........................ 440,777 37,668,802
Hershey Co. (The) ........................ 109,404 27,833,472
Hormel Foods Corp. ....................... 213,063 8,496,953
Ingredion, Inc. ........................... 49,956 5,082,024
J M Smucker Co. (The) ..................... 76,489 12,037,074
Kellogg Co. ............................. 189,920 12,717,043
Kraft Heinz Co. (The) ...................... 521,459 20,164,820
Lamb Weston Holdings, Inc. ................. 107,917 11,279,485
McCormick & Co., Inc. , NVS ................. 186,422 15,512,175
Mondelez International, Inc. , Class A ............ 1,019,488 71,078,703
Pilgrim's Pride Corp.
(a) (b)
.................... 35,885 831,814
Post Holdings, Inc.
(a)
....................... 40,242 3,616,549
Seaboard Corp. .......................... 201 757,772
Tyson Foods, Inc. , Class A .................. 208,526 12,369,762
316,155,404
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 106,505 11,966,902
National Fuel Gas Co. ..................... 66,663 3,849,122
UGI Corp. .............................. 156,335 5,434,204
21,250,228
a
Ground Transportation  —  1 .0%
Avis Budget Group, Inc.
(a)
................... 18,979 3,697,109
CSX Corp. ............................. 1,572,056 47,067,356
Hertz Global Holdings, Inc.
(a) (b)
................ 136,141 2,217,737
JB Hunt Transport Services, Inc. .............. 61,528 10,795,703
Knight-Swift Transportation Holdings, Inc. , Class A .. 115,762 6,549,814
Landstar System, Inc.
(b)
..................... 26,716 4,789,110
Lyft, Inc. , Class A
(a)
........................ 252,021 2,336,235
Norfolk Southern Corp. ..................... 169,496 35,933,152
Old Dominion Freight Line, Inc. ............... 74,013 25,226,591
RXO, Inc.
(a)
............................. 86,531 1,699,469
Ryder System, Inc. ........................ 35,995 3,212,194
Schneider National, Inc. , Class B .............. 43,892 1,174,111
Uber Technologies, Inc.
(a)
................... 1,436,363 45,532,707
U-Haul Holding Co. ....................... 6,683 398,641
Union Pacific Corp. ....................... 459,551 92,489,234
XPO, Inc.
(a)
............................. 76,413 2,437,575
285,556,738
a
Health Care Equipment & Supplies  —  2 .7%
Abbott Laboratories ....................... 1,282,240 129,839,622
Align Technology, Inc.
(a)
..................... 58,430 19,523,800
Baxter International, Inc. .................... 375,333 15,223,506
Becton Dickinson & Co. .................... 212,304 52,553,732
Boston Scientific Corp.
(a)
.................... 1,066,895 53,376,757
Cooper Companies, Inc. (The) ................ 36,258 13,537,287
Dentsply Sirona, Inc. ...................... 158,738 6,235,229
Dexcom, Inc.
(a)
.......................... 288,737 33,545,465
Edwards Lifesciences Corp.
(a)
................ 460,828 38,124,300
Enovis Corp.
(a)
........................... 37,707 2,016,947
Envista Holdings Corp.
(a)
.................... 123,902 5,065,114
GE HealthCare Technologies, Inc.
(a)
............ 272,090 22,319,543

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
16
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Globus Medical, Inc. , Class A
(a)
............... 55,808 $ 3,160,965
Hologic, Inc.
(a)
........................... 180,787 14,589,511
ICU Medical, Inc.
(a)
........................ 14,691 2,423,427
IDEXX Laboratories, Inc.
(a)
................... 61,332 30,670,907
Insulet Corp.
(a)
........................... 51,397 16,393,587
Integra LifeSciences Holdings Corp.
(a)
........... 54,747 3,143,025
Intuitive Surgical, Inc.
(a)
..................... 263,420 67,295,907
Masimo Corp.
(a) (b)
......................... 35,681 6,584,572
Medtronic PLC .......................... 999,452 80,575,820
Novocure Ltd.
(a) (b)
......................... 76,683 4,611,716
Penumbra, Inc.
(a) (b)
........................ 26,430 7,365,777
QuidelOrtho Corp.
(a)
....................... 36,944 3,291,341
ResMed, Inc. ........................... 108,304 23,717,493
STERIS PLC ............................ 74,063 14,166,771
Stryker Corp. ........................... 262,703 74,993,825
Tandem Diabetes Care, Inc.
(a) (b)
............... 46,975 1,907,655
Teleflex, Inc. ............................ 35,479 8,987,186
Zimmer Biomet Holdings, Inc. ................ 157,391 20,334,917
775,575,704
a
Health Care Providers & Services  —  2 .9%
Acadia Healthcare Co., Inc.
(a)
................. 65,158 4,707,666
agilon health, Inc.
(a) (b)
...................... 138,060 3,278,925
Amedisys, Inc.
(a)
......................... 23,656 1,739,899
AmerisourceBergen Corp. ................... 122,182 19,562,560
Cardinal Health, Inc. ....................... 192,445 14,529,597
Centene Corp.
(a)
......................... 410,722 25,961,738
Chemed Corp. ........................... 10,850 5,834,587
Cigna Group (The) ........................ 219,096 55,985,601
CVS Health Corp. ........................ 959,866 71,327,642
DaVita, Inc.
(a)
............................ 42,409 3,439,794
Elevance Health, Inc. ...................... 180,256 82,883,511
Encompass Health Corp. ................... 72,526 3,923,657
Enhabit, Inc.
(a)
........................... 35,609 495,321
Guardant Health, Inc.
(a)
..................... 72,440 1,697,994
HCA Healthcare, Inc. ...................... 161,585 42,606,733
Henry Schein, Inc.
(a)
....................... 100,189 8,169,411
Humana, Inc. ........................... 94,586 45,917,720
Laboratory Corp. of America Holdings ........... 66,145 15,174,986
McKesson Corp. ......................... 102,193 36,385,818
Molina Healthcare, Inc.
(a)
.................... 42,987 11,498,593
Oak Street Health, Inc.
(a)
.................... 85,965 3,325,126
Premier, Inc. , Class A ...................... 90,077 2,915,792
Quest Diagnostics, Inc. ..................... 82,644 11,692,473
Tenet Healthcare Corp.
(a)
.................... 78,441 4,660,964
UnitedHealth Group, Inc. .................... 699,446 330,551,185
Universal Health Services, Inc. , Class B
(b)
........ 47,074 5,983,105
814,250,398
a
Health Care REITs  —  0 .2%
Healthcare Realty Trust, Inc. , Class A ........... 279,702 5,406,640
Healthpeak Properties, Inc. .................. 413,752 9,090,131
Medical Properties Trust, Inc. ................. 437,283 3,594,466
Omega Healthcare Investors, Inc. .............. 178,885 4,903,238
Ventas, Inc. ............................ 296,332 12,845,992
Welltower, Inc. ........................... 352,237 25,251,871
61,092,338
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
.......................... 86,095 2,075,751
Definitive Healthcare Corp. , Class A
(a) (b)
.......... 29,497 304,704
Doximity, Inc. , Class A
(a) (b)
................... 80,716 2,613,584
Teladoc Health, Inc.
(a) (b)
..................... 119,031 3,082,903
Security Shares Value
a
Health Care Technology (continued)
Veeva Systems, Inc. , Class A
(a)
............... 104,417 $ 19,190,800
27,267,742
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 535,382 8,828,449
Park Hotels & Resorts, Inc. .................. 166,677 2,060,128
10,888,577
a
Hotels, Restaurants & Leisure  —  2 .3%
Airbnb, Inc. , Class A
(a)
...................... 279,773 34,803,761
Aramark ............................... 177,869 6,367,710
Booking Holdings, Inc.
(a)
.................... 29,022 76,978,243
Boyd Gaming Corp. ....................... 58,014 3,719,858
Caesars Entertainment, Inc.
(a)
................ 154,143 7,523,720
Carnival Corp.
(a) (b)
......................... 727,296 7,382,054
Chipotle Mexican Grill, Inc.
(a)
................. 20,483 34,990,904
Choice Hotels International, Inc.
(b)
.............. 24,919 2,920,258
Churchill Downs, Inc. ...................... 26,731 6,871,204
Darden Restaurants, Inc. ................... 92,081 14,287,288
Domino's Pizza, Inc. ....................... 26,521 8,748,482
DoorDash, Inc. , Class A
(a)
................... 185,226 11,772,965
DraftKings, Inc. , Class A
(a) (b)
.................. 263,446 5,100,315
Expedia Group, Inc.
(a)
...................... 110,018 10,675,046
Hilton Worldwide Holdings, Inc. ............... 196,087 27,622,776
Hyatt Hotels Corp. , Class A
(a)
................. 34,624 3,870,617
Las Vegas Sands Corp.
(a)
................... 248,182 14,258,056
Marriott International, Inc. , Class A ............. 197,841 32,849,520
Marriott Vacations Worldwide Corp. ............. 28,465 3,838,790
McDonald's Corp. ........................ 552,609 154,515,002
MGM Resorts International .................. 236,523 10,506,352
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 308,664 4,151,531
Penn Entertainment, Inc.
(a)
................... 117,228 3,476,982
Planet Fitness, Inc. , Class A
(a)
................ 61,657 4,788,899
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 165,183 10,786,450
Six Flags Entertainment Corp.
(a)
............... 55,061 1,470,679
Starbucks Corp. .......................... 857,450 89,286,268
Travel + Leisure Co. ....................... 61,103 2,395,238
Vail Resorts, Inc. ......................... 29,556 6,906,646
Wendy's Co. (The) ........................ 131,477 2,863,569
Wyndham Hotels & Resorts, Inc. .............. 65,461 4,441,529
Wynn Resorts Ltd.
(a)
....................... 77,180 8,637,214
Yum! Brands, Inc. ........................ 210,016 27,738,913
646,546,839
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 236,827 23,135,630
Garmin Ltd. ............................. 114,665 11,571,992
Leggett & Platt, Inc. ....................... 96,452 3,074,890
Lennar Corp. , Class A ...................... 188,280 19,790,110
Lennar Corp. , Class B ..................... 10,293 919,268
Mohawk Industries, Inc.
(a)
................... 38,804 3,888,937
Newell Brands, Inc. ....................... 283,556 3,527,437
NVR, Inc.
(a)
............................. 2,164 12,058,219
PulteGroup, Inc. ......................... 171,088 9,971,009
Tempur Sealy International, Inc. ............... 123,935 4,894,193
Toll Brothers, Inc. ......................... 83,356 5,003,861
TopBuild Corp.
(a)
......................... 23,783 4,950,193
Whirlpool Corp. .......................... 39,911 5,269,050
108,054,789
a
Household Products  —  1 .3%
Church & Dwight Co., Inc. ................... 180,965 15,999,116
Clorox Co. (The) ......................... 92,623 14,656,663
Colgate-Palmolive Co. ..................... 619,772 46,575,866
Kimberly-Clark Corp. ...................... 250,724 33,652,175

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2023
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Household Products (continued)
Procter & Gamble Co. (The) ................. 1,765,137 $ 262,458,221
Reynolds Consumer Products, Inc. ............. 40,197 1,105,417
Spectrum Brands Holdings, Inc. ............... 30,236 2,002,228
376,449,686
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 500,400 12,049,632
Brookfield Renewable Corp. , Class A ........... 92,358 3,227,912
Vistra Corp. ............................ 292,596 7,022,304
22,299,848
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 412,793 43,388,672
General Electric Co.
(b)
...................... 810,392 77,473,475
Honeywell International, Inc. ................. 503,948 96,314,542
217,176,689
a
Industrial REITs  —  0 .4%
Americold Realty Trust, Inc. .................. 200,270 5,697,682
EastGroup Properties, Inc. .................. 30,312 5,011,180
First Industrial Realty Trust, Inc. ............... 98,785 5,255,362
Prologis, Inc. ............................ 688,333 85,883,308
Rexford Industrial Realty, Inc. ................ 146,492 8,738,248
110,585,780
a
Insurance  —  2 .3%
Aflac, Inc. .............................. 455,852 29,411,571
Allstate Corp. (The) ....................... 196,912 21,819,819
American Financial Group, Inc. ............... 50,077 6,084,355
American International Group, Inc. ............. 553,864 27,892,591
Aon PLC , Class A ........................ 153,322 48,340,893
Arch Capital Group Ltd.
(a)
................... 263,542 17,886,596
Arthur J Gallagher & Co. .................... 155,671 29,781,419
Assurant, Inc. ........................... 40,474 4,859,713
Assured Guaranty Ltd. ..................... 44,045 2,214,142
Axis Capital Holdings Ltd. ................... 57,600 3,140,352
Brighthouse Financial, Inc.
(a)
................. 52,823 2,330,023
Brown & Brown, Inc. ....................... 177,252 10,177,810
Chubb Ltd. ............................. 310,748 60,341,047
Cincinnati Financial Corp. ................... 115,394 12,933,360
CNA Financial Corp. ....................... 18,446 719,947
Erie Indemnity Co. , Class A , NVS .............. 18,307 4,241,000
Everest Re Group Ltd. ..................... 28,995 10,380,790
F&G Annuities & Life, Inc. ................... 13,216 239,474
Fidelity National Financial, Inc. ................ 194,907 6,808,101
First American Financial Corp. ................ 76,413 4,253,148
Globe Life, Inc. .......................... 66,219 7,285,414
Hanover Insurance Group, Inc. (The) ........... 26,909 3,457,806
Hartford Financial Services Group, Inc. (The) ...... 238,137 16,595,768
Kemper Corp. ........................... 46,884 2,562,679
Lincoln National Corp. ..................... 125,602 2,822,277
Loews Corp. ............................ 145,243 8,426,999
Markel Corp.
(a) (b)
.......................... 9,850 12,582,488
Marsh & McLennan Companies, Inc. ............ 370,366 61,684,457
MetLife, Inc. ............................ 492,510 28,536,029
Old Republic International Corp. ............... 209,481 5,230,741
Primerica, Inc. ........................... 27,627 4,758,474
Principal Financial Group, Inc. ................ 180,765 13,434,455
Progressive Corp. (The) .................... 436,523 62,448,980
Prudential Financial, Inc. .................... 274,305 22,695,996
Reinsurance Group of America, Inc. ............ 49,510 6,572,948
RenaissanceRe Holdings Ltd. ................ 31,912 6,393,250
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
........ 60,691 2,442,206
Travelers Companies, Inc. (The) ............... 175,236 30,037,203
Unum Group ............................ 150,189 5,941,477
Security Shares Value
a
Insurance (continued)
W R Berkley Corp. ........................ 155,220 $ 9,663,997
White Mountains Insurance Group Ltd.
(b)
......... 1,830 2,520,807
Willis Towers Watson PLC ................... 80,164 18,628,510
638,579,112
a
Interactive Media & Services  —  4 .4%
Alphabet, Inc. , Class A
(a)
.................... 4,498,066 466,584,386
Alphabet, Inc. , Class C , NVS
(a)
................ 3,911,627 406,809,208
IAC, Inc.
(a)
.............................. 58,429 3,014,937
Match Group, Inc.
(a)
....................... 206,641 7,932,948
Meta Platforms, Inc. , Class A
(a)
................ 1,663,956 352,658,835
Pinterest, Inc. , Class A
(a)
.................... 445,111 12,138,177
TripAdvisor, Inc.
(a)
........................ 75,626 1,501,932
ZoomInfo Technologies, Inc.
(a)
................ 208,961 5,163,426
1,255,803,849
a
IT Services  —  1 .5%
Accenture PLC , Class A .................... 473,811 135,419,922
Akamai Technologies, Inc.
(a) (b)
................. 116,200 9,098,460
Amdocs Ltd. ............................ 89,411 8,586,138
Cloudflare, Inc. , Class A
(a) (b)
.................. 210,579 12,984,301
Cognizant Technology Solutions Corp. , Class A ..... 384,255 23,412,657
DXC Technology Co.
(a) (b)
.................... 170,759 4,364,600
EPAM Systems, Inc.
(a)
...................... 40,723 12,176,177
Gartner, Inc.
(a)
........................... 57,369 18,689,099
Globant SA
(a)
............................ 30,101 4,936,865
GoDaddy, Inc. , Class A
(a)
.................... 115,864 9,004,950
International Business Machines Corp. .......... 672,935 88,215,049
Kyndryl Holdings, Inc.
(a)
..................... 158,406 2,338,073
MongoDB, Inc. , Class A
(a) (b)
.................. 49,345 11,503,307
Okta, Inc. , Class A
(a)
....................... 113,543 9,791,948
Snowflake, Inc. , Class A
(a) (b)
.................. 232,470 35,867,796
Thoughtworks Holding, Inc.
(a)
................. 62,829 462,422
Twilio, Inc. , Class A
(a)
...................... 130,126 8,670,295
VeriSign, Inc.
(a)
.......................... 69,218 14,627,840
Wix.com Ltd.
(a) (b)
......................... 41,748 4,166,451
414,316,350
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 54,846 4,497,372
Hasbro, Inc. ............................ 99,348 5,333,994
Mattel, Inc.
(a)
............................ 258,102 4,751,658
Peloton Interactive, Inc. , Class A
(a) (b)
............ 221,657 2,513,591
Polaris, Inc.
(b)
........................... 40,926 4,527,643
YETI Holdings, Inc.
(a)
...................... 64,024 2,560,960
24,185,218
a
Life Sciences Tools & Services  —  1 .8%
10X Genomics, Inc. , Class A
(a)
................ 68,170 3,803,204
Agilent Technologies, Inc. ................... 220,400 30,490,136
Avantor, Inc.
(a) (b)
.......................... 457,804 9,677,977
Azenta, Inc.
(a)
........................... 50,880 2,270,266
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 15,836 7,585,761
Bio-Techne Corp. ......................... 117,424 8,711,686
Bruker Corp. ............................ 80,297 6,330,615
Charles River Laboratories International, Inc.
(a)
..... 37,355 7,538,986
Danaher Corp. .......................... 484,058 122,001,978
Illumina, Inc.
(a)
........................... 117,820 27,399,041
IQVIA Holdings, Inc.
(a)
...................... 138,666 27,579,281
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 86,711 1,214,821
Mettler-Toledo International, Inc.
(a)
............. 16,363 25,038,826
PerkinElmer, Inc. ......................... 94,410 12,581,077
QIAGEN NV
(a)
........................... 170,506 7,831,341
Repligen Corp.
(a) (b)
........................ 40,748 6,860,333
Sotera Health Co.
(a)
....................... 78,762 1,410,627

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
18
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Life Sciences Tools & Services (continued)
Syneos Health, Inc. , Class A
(a)
................ 76,209 $ 2,714,565
Thermo Fisher Scientific, Inc. ................. 292,581 168,634,911
Waters Corp.
(a)
.......................... 44,340 13,728,994
West Pharmaceutical Services, Inc. ............ 55,494 19,227,006
512,631,432
a
Machinery  —  1 .9%
AGCO Corp. ............................ 46,030 6,223,256
Allison Transmission Holdings, Inc. ............. 68,796 3,112,331
Caterpillar, Inc. .......................... 389,114 89,044,848
Crane NXT Co. .......................... 36,199 4,108,586
Cummins, Inc. ........................... 104,962 25,073,323
Deere & Co. ............................ 203,036 83,829,504
Donaldson Co., Inc. ....................... 90,460 5,910,656
Dover Corp. ............................ 104,373 15,858,434
Esab Corp. ............................. 42,454 2,507,758
Flowserve Corp. ......................... 94,520 3,213,680
Fortive Corp. ............................ 264,794 18,051,007
Gates Industrial Corp. PLC
(a)
................. 83,780 1,163,704
Graco, Inc. ............................. 124,386 9,081,422
IDEX Corp. ............................. 56,297 13,006,296
Illinois Tool Works, Inc. ..................... 228,490 55,625,890
Ingersoll Rand, Inc. ....................... 304,443 17,712,494
ITT, Inc.
(b)
.............................. 61,799 5,333,254
Lincoln Electric Holdings, Inc. ................ 41,861 7,078,695
Middleby Corp. (The)
(a)
..................... 39,648 5,812,793
Nordson Corp. ........................... 42,740 9,499,392
Oshkosh Corp. .......................... 48,421 4,027,659
Otis Worldwide Corp. ...................... 311,185 26,264,014
PACCAR, Inc. ........................... 383,142 28,045,994
Parker-Hannifin Corp. ...................... 95,667 32,154,635
Pentair PLC ............................ 124,554 6,884,100
Snap-on, Inc. ........................... 39,637 9,785,979
Stanley Black & Decker, Inc. ................. 110,524 8,906,024
Timken Co. (The) ......................... 46,254 3,779,877
Toro Co. (The) ........................... 77,706 8,637,799
Westinghouse Air Brake Technologies Corp. ....... 135,514 13,695,045
Xylem, Inc. ............................. 133,252 13,951,484
537,379,933
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 43,763 3,050,281
a
Media  —  0 .9%
Altice USA, Inc. , Class A
(a)
................... 155,376 531,386
Cable One, Inc. .......................... 4,145 2,909,790
Charter Communications, Inc. , Class A
(a) (b)
........ 78,882 28,208,992
Comcast Corp. , Class A .................... 3,128,017 118,583,124
DISH Network Corp. , Class A
(a) (b)
.............. 183,935 1,716,113
Fox Corp. , Class A , NVS .................... 217,524 7,406,692
Fox Corp. , Class B ........................ 105,670 3,308,528
Interpublic Group of Companies, Inc. (The) ....... 289,049 10,764,185
Liberty Broadband Corp. , Class A
(a)
............. 12,446 1,022,066
Liberty Broadband Corp. , Class C , NVS
(a)
........ 89,053 7,275,630
Liberty Media Corp.-Liberty SiriusXM , Series A
(a)
.... 55,387 1,555,821
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
113,942 3,189,236
New York Times Co. (The) , Class A ............. 121,842 4,737,217
News Corp. , Class A , NVS .................. 286,083 4,940,653
News Corp. , Class B ...................... 86,599 1,509,421
Nexstar Media Group, Inc. ................... 27,630 4,770,596
Omnicom Group, Inc. ...................... 149,086 14,064,773
Paramount Global , Class A
(b)
................. 8,723 225,402
Paramount Global , Class B , NVS .............. 434,440 9,692,357
Sirius XM Holdings, Inc.
(b)
................... 521,466 2,070,220
Security Shares Value
a
Media (continued)
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 328,171 $ 19,988,896
248,471,098
a
Metals & Mining  —  0 .6%
Alcoa Corp. ............................. 133,447 5,679,504
Cleveland-Cliffs, Inc.
(a)
..................... 378,772 6,942,891
Freeport-McMoRan, Inc. .................... 1,063,869 43,522,881
MP Materials Corp. , Class A
(a) (b)
............... 66,970 1,887,884
Newmont Corp. .......................... 592,030 29,021,311
Nucor Corp. ............................ 192,118 29,676,467
Reliance Steel & Aluminum Co. ............... 43,940 11,281,156
Royal Gold, Inc. .......................... 48,814 6,331,664
Southern Copper Corp. ..................... 63,911 4,873,214
SSR Mining, Inc.
(b)
........................ 156,453 2,365,569
Steel Dynamics, Inc. ....................... 124,011 14,020,684
United States Steel Corp. ................... 166,720 4,351,392
159,954,617
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
AGNC Investment Corp. .................... 424,708 4,281,057
Annaly Capital Management, Inc. .............. 348,011 6,650,490
Rithm Capital Corp. ....................... 315,295 2,522,360
Starwood Property Trust, Inc. ................. 216,142 3,823,552
17,277,459
a
Multi-Utilities  —  0 .7%
Ameren Corp. ........................... 191,077 16,507,142
CenterPoint Energy, Inc. .................... 471,540 13,891,568
CMS Energy Corp. ........................ 216,825 13,308,719
Consolidated Edison, Inc. ................... 264,259 25,281,659
Dominion Energy, Inc. ...................... 624,089 34,892,816
DTE Energy Co. ......................... 144,011 15,774,965
NiSource, Inc. ........................... 306,868 8,580,029
Public Service Enterprise Group, Inc. ........... 370,803 23,156,647
Sempra Energy .......................... 235,017 35,525,170
WEC Energy Group, Inc. .................... 236,684 22,435,276
209,353,991
a
Office REITs  —  0 .1%
Alexandria Real Estate Equities, Inc. ............ 128,743 16,168,833
Boston Properties, Inc. ..................... 116,821 6,322,353
Cousins Properties, Inc. .................... 114,953 2,457,695
Douglas Emmett, Inc. ...................... 126,342 1,557,797
Highwoods Properties, Inc. .................. 81,094 1,880,570
Hudson Pacific Properties, Inc. ................ 99,294 660,305
JBG SMITH Properties ..................... 79,167 1,192,255
Kilroy Realty Corp. ........................ 85,904 2,783,290
SL Green Realty Corp. ..................... 47,206 1,110,285
Vornado Realty Trust ...................... 133,122 2,046,085
36,179,468
a
Oil, Gas & Consumable Fuels  —  4 .2%
Antero Midstream Corp. .................... 252,962 2,653,571
Antero Resources Corp.
(a) (b)
.................. 215,721 4,980,998
APA Corp. ............................. 241,541 8,709,968
Cheniere Energy, Inc. ...................... 186,073 29,325,105
Chesapeake Energy Corp. .................. 89,905 6,836,376
Chevron Corp. ........................... 1,446,215 235,964,439
ConocoPhillips .......................... 915,426 90,819,413
Coterra Energy, Inc. ....................... 582,897 14,304,292
Devon Energy Corp. ....................... 487,510 24,672,881
Diamondback Energy, Inc. ................... 134,190 18,138,462
DT Midstream, Inc. ........................ 71,524 3,531,140
Enviva, Inc. ............................. 22,588 652,341
EOG Resources, Inc. ...................... 437,269 50,124,146
EQT Corp. ............................. 277,386 8,851,387

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2023
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. ........................ 3,081,567 $ 337,924,637
Hess Corp. ............................. 210,349 27,837,587
HF Sinclair Corp. ......................... 100,449 4,859,723
Kinder Morgan, Inc. , Class P ................. 1,489,055 26,073,353
Marathon Oil Corp. ........................ 471,560 11,298,578
Marathon Petroleum Corp. .................. 338,426 45,629,978
New Fortress Energy, Inc. , Class A ............. 41,113 1,209,956
Occidental Petroleum Corp. .................. 591,959 36,956,000
ONEOK, Inc. ............................ 333,318 21,179,026
Ovintiv, Inc. ............................. 183,324 6,614,330
PDC Energy, Inc. ......................... 65,398 4,197,244
Phillips 66 .............................. 348,267 35,307,308
Pioneer Natural Resources Co. ............... 178,227 36,401,083
Range Resources Corp. .................... 175,340 4,641,250
Southwestern Energy Co.
(a)
.................. 822,466 4,112,330
Targa Resources Corp. ..................... 167,570 12,224,232
Texas Pacific Land Corp. .................... 4,212 7,164,696
Valero Energy Corp. ....................... 287,277 40,103,869
Vitesse Energy, Inc. ....................... 17,767 338,106
Williams Companies, Inc. (The) ............... 911,075 27,204,700
1,190,842,505
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 54,370 2,947,398
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 95,200 3,994,592
American Airlines Group, Inc.
(a) (b)
.............. 477,506 7,043,214
Copa Holdings SA , Class A , NVS
(a) (b)
............ 21,617 1,996,330
Delta Air Lines, Inc.
(a)
...................... 479,732 16,752,241
JetBlue Airways Corp.
(a) (b)
................... 232,043 1,689,273
Southwest Airlines Co. ..................... 442,380 14,395,045
United Airlines Holdings, Inc.
(a) (b)
............... 244,211 10,806,337
56,677,032
a
Personal Care Products  —  0 .2%
Coty, Inc. , Class A
(a) (b)
...................... 256,917 3,098,419
Estee Lauder Companies, Inc. (The) , Class A ...... 171,749 42,329,258
Olaplex Holdings, Inc.
(a)
.................... 91,710 391,602
45,819,279
a
Pharmaceuticals  —  3 .9%
Bristol-Myers Squibb Co. .................... 1,592,532 110,378,393
Catalent, Inc.
(a) (b)
......................... 133,233 8,754,741
Elanco Animal Health, Inc.
(a)
.................. 335,126 3,150,184
Eli Lilly & Co. ........................... 630,074 216,380,013
Jazz Pharmaceuticals PLC
(a)
................. 46,332 6,779,762
Johnson & Johnson ....................... 1,967,980 305,036,900
Merck & Co., Inc. ......................... 1,891,649 201,252,537
Organon & Co. .......................... 188,014 4,422,089
Perrigo Co. PLC ......................... 102,255 3,667,887
Pfizer, Inc. ............................. 4,226,387 172,436,590
Royalty Pharma PLC , Class A ................ 276,976 9,979,445
Viatris, Inc. ............................. 897,840 8,637,221
Zoetis, Inc. , Class A ....................... 352,062 58,597,199
1,109,472,961
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 312,224 69,510,429
Booz Allen Hamilton Holding Corp. , Class A ....... 97,269 9,015,864
Broadridge Financial Solutions, Inc. ............ 87,537 12,830,298
CACI International, Inc. , Class A
(a) (b)
............ 17,103 5,067,277
Clarivate PLC
(a) (b)
......................... 359,119 3,372,127
Concentrix Corp. ......................... 31,377 3,813,874
CoStar Group, Inc.
(a)
....................... 300,413 20,683,435
Dun & Bradstreet Holdings, Inc. ............... 185,552 2,178,380
Security Shares Value
a
Professional Services (continued)
Equifax, Inc. ............................ 91,181 $ 18,495,154
FTI Consulting, Inc.
(a) (b)
..................... 24,919 4,917,765
Genpact Ltd. ............................ 135,991 6,285,504
Jacobs Solutions, Inc. ...................... 94,052 11,052,051
KBR, Inc. .............................. 102,160 5,623,908
Leidos Holdings, Inc. ...................... 102,758 9,459,901
ManpowerGroup, Inc. ...................... 38,171 3,150,253
Paychex, Inc. ........................... 240,996 27,615,732
Robert Half International, Inc. ................. 79,582 6,411,922
Science Applications International Corp. ......... 40,440 4,345,682
SS&C Technologies Holdings, Inc. ............. 165,359 9,337,823
TransUnion ............................. 145,102 9,016,638
Verisk Analytics, Inc. ....................... 116,139 22,282,429
264,466,446
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 235,214 17,125,931
Howard Hughes Corp. (The)
(a) (b)
............... 27,353 2,188,240
Jones Lang LaSalle, Inc.
(a)
................... 35,856 5,216,690
Opendoor Technologies, Inc.
(a) (b)
............... 302,027 531,568
WeWork, Inc. , Class A
(a) (b)
................... 205,616 159,825
Zillow Group, Inc. , Class A
(a)
................. 41,527 1,814,730
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 118,971 5,290,640
32,327,624
a
Residential REITs  —  0 .4%
American Homes 4 Rent , Class A .............. 231,426 7,278,348
Apartment Income REIT Corp. ................ 114,036 4,083,629
AvalonBay Communities, Inc. ................ 104,190 17,510,171
Camden Property Trust ..................... 78,212 8,199,746
Equity LifeStyle Properties, Inc. ............... 131,496 8,827,327
Equity Residential ........................ 276,631 16,597,860
Essex Property Trust, Inc. ................... 47,756 9,987,690
Invitation Homes, Inc. ...................... 455,935 14,238,850
Mid-America Apartment Communities, Inc. ........ 86,147 13,011,643
Sun Communities, Inc. ..................... 90,263 12,716,251
UDR, Inc. .............................. 246,705 10,129,707
122,581,222
a
Retail REITs  —  0 .3%
Brixmor Property Group, Inc. ................. 220,928 4,754,371
Federal Realty Investment Trust ............... 59,210 5,851,724
Kimco Realty Corp. ....................... 455,568 8,897,243
National Retail Properties, Inc. ................ 133,741 5,904,665
Realty Income Corp. ....................... 470,539 29,794,529
Regency Centers Corp. .................... 128,338 7,851,719
Simon Property Group, Inc. .................. 244,642 27,392,565
Spirit Realty Capital, Inc. .................... 103,623 4,128,340
94,575,156
a
Road & Rail  —  0 .0%
U-Haul Holding Co. , Series N , NVS ............. 60,324 3,127,799
a
Semiconductors & Semiconductor Equipment  —  5 .8%
Advanced Micro Devices, Inc.
(a)
............... 1,207,772 118,373,734
Allegro MicroSystems, Inc.
(a)
................. 48,359 2,320,748
Analog Devices, Inc. ....................... 378,045 74,558,035
Applied Materials, Inc. ..................... 629,233 77,288,689
Broadcom, Inc. .......................... 295,339 189,471,782
Cirrus Logic, Inc.
(a) (b)
....................... 40,287 4,406,592
Enphase Energy, Inc.
(a)
..................... 98,133 20,635,407
Entegris, Inc.
(b)
.......................... 112,114 9,194,469
First Solar, Inc.
(a)
......................... 78,932 17,167,710
GlobalFoundries, Inc.
(a) (b)
.................... 46,938 3,387,985
Intel Corp. ............................. 3,095,942 101,144,425
KLA Corp. .............................. 103,352 41,255,018

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)
20
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp. ...................... 100,720 $ 53,393,686
Lattice Semiconductor Corp.
(a)
................ 102,319 9,771,464
Marvell Technology, Inc. .................... 632,555 27,389,631
Microchip Technology, Inc. ................... 397,936 33,339,078
Micron Technology, Inc. ..................... 812,590 49,031,681
MKS Instruments, Inc.
(b)
.................... 42,542 3,770,072
Monolithic Power Systems, Inc. ............... 34,431 17,234,093
NVIDIA Corp. ........................... 1,769,165 491,420,962
ON Semiconductor Corp.
(a)
.................. 323,252 26,610,105
Qorvo, Inc.
(a)
............................ 74,415 7,558,332
QUALCOMM, Inc. ........................ 837,888 106,897,751
Skyworks Solutions, Inc. .................... 118,673 14,001,041
Teradyne, Inc. ........................... 117,041 12,583,078
Texas Instruments, Inc. ..................... 678,568 126,220,434
Universal Display Corp. .................... 32,062 4,973,778
Wolfspeed, Inc.
(a) (b)
........................ 91,722 5,957,344
1,649,357,124
a
Software  —  9 .7%
Adobe, Inc.
(a)
............................ 341,899 131,757,618
Alteryx, Inc. , Class A
(a)
..................... 43,887 2,582,311
ANSYS, Inc.
(a)
........................... 64,826 21,574,093
AppLovin Corp. , Class A
(a) (b)
.................. 169,754 2,673,625
Aspen Technology, Inc.
(a) (b)
................... 19,907 4,556,115
Atlassian Corp. , Class A
(a) (b)
.................. 109,071 18,669,683
Autodesk, Inc.
(a)
.......................... 162,543 33,834,951
Bentley Systems, Inc. , Class B
(b)
............... 124,416 5,348,644
BILL Holdings, Inc.
(a) (b)
...................... 73,662 5,976,935
Black Knight, Inc.
(a)
........................ 115,896 6,670,974
Cadence Design Systems, Inc.
(a)
.............. 203,832 42,823,065
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 124,805 1,119,501
Ceridian HCM Holding, Inc.
(a) (b)
................ 103,481 7,576,879
Confluent, Inc. , Class A
(a) (b)
.................. 91,651 2,206,040
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 161,433 22,158,294
Datadog, Inc. , Class A
(a)
.................... 197,154 14,325,210
DocuSign, Inc.
(a)
......................... 146,803 8,558,615
Dolby Laboratories, Inc. , Class A .............. 45,411 3,879,008
DoubleVerify Holdings, Inc.
(a)
................. 64,138 1,933,761
Dropbox, Inc. , Class A
(a)
.................... 202,713 4,382,655
Dynatrace, Inc.
(a)
......................... 159,645 6,752,984
Elastic NV
(a)
............................ 56,060 3,245,874
Fair Isaac Corp.
(a)
......................... 18,217 12,800,904
Five9, Inc.
(a)
............................ 51,227 3,703,200
Fortinet, Inc.
(a)
........................... 482,553 32,070,472
Gen Digital, Inc. .......................... 409,978 7,035,222
Guidewire Software, Inc.
(a)
................... 61,861 5,075,695
HubSpot, Inc.
(a)
.......................... 34,654 14,857,902
Informatica, Inc. , Class A
(a) (b)
................. 25,089 411,460
Intuit, Inc. .............................. 206,065 91,869,959
Jamf Holding Corp.
(a) (b)
..................... 48,139 934,859
Manhattan Associates, Inc.
(a)
................. 45,698 7,076,335
Microsoft Corp. .......................... 5,595,214 1,613,100,196
nCino, Inc.
(a) (b)
........................... 51,679 1,280,606
NCR Corp.
(a)
............................ 97,877 2,308,918
New Relic, Inc.
(a)
......................... 38,915 2,929,910
Nutanix, Inc. , Class A
(a)
..................... 170,982 4,443,822
Oracle Corp. ............................ 1,143,021 106,209,511
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 1,370,028 11,576,737
Palo Alto Networks, Inc.
(a)
................... 221,108 44,164,112
Paycom Software, Inc.
(a)
.................... 38,617 11,739,954
Paycor HCM, Inc.
(a) (b)
...................... 41,999 1,113,813
Paylocity Holding Corp.
(a)
................... 30,333 6,029,594
Pegasystems, Inc. ........................ 31,013 1,503,510
Procore Technologies, Inc.
(a)
................. 54,490 3,412,709
PTC, Inc.
(a)
............................. 79,132 10,147,096
Security Shares Value
a
Software (continued)
RingCentral, Inc. , Class A
(a)
.................. 64,102 $ 1,966,008
Roper Technologies, Inc. .................... 78,873 34,758,542
Salesforce, Inc.
(a)
......................... 719,654 143,772,476
SentinelOne, Inc. , Class A
(a) (b)
................ 137,204 2,244,657
ServiceNow, Inc.
(a)
........................ 151,614 70,458,058
Smartsheet, Inc. , Class A
(a)
.................. 96,032 4,590,330
Splunk, Inc.
(a)
........................... 121,375 11,637,435
Synopsys, Inc.
(a)
......................... 114,132 44,083,485
Teradata Corp.
(a)
......................... 75,675 3,048,189
Tyler Technologies, Inc.
(a)
................... 30,750 10,905,180
UiPath, Inc. , Class A
(a)
..................... 275,364 4,835,392
Unity Software, Inc.
(a) (b)
..................... 176,341 5,720,502
VMware, Inc. , Class A
(a)
.................... 160,121 19,991,107
Workday, Inc. , Class A
(a)
.................... 149,852 30,950,432
Zoom Video Communications, Inc. , Class A
(a)
...... 184,161 13,598,448
Zscaler, Inc.
(a) (b)
.......................... 62,930 7,352,112
2,758,315,684
a
Specialized REITs  —  1 .2%
American Tower Corp. ..................... 346,942 70,894,128
Crown Castle, Inc. ........................ 322,607 43,177,721
CubeSmart ............................. 166,661 7,703,071
Digital Realty Trust, Inc. .................... 213,498 20,988,988
EPR Properties .......................... 54,819 2,088,604
Equinix, Inc. ............................ 69,047 49,785,649
Extra Space Storage, Inc. ................... 99,140 16,152,880
Gaming and Leisure Properties, Inc. ............ 181,226 9,434,626
Iron Mountain, Inc. ........................ 213,775 11,310,835
Lamar Advertising Co. , Class A ............... 64,095 6,402,450
Life Storage, Inc. ......................... 62,455 8,187,226
National Storage Affiliates Trust ............... 62,654 2,617,684
Public Storage ........................... 116,813 35,293,880
Rayonier, Inc. ........................... 109,519 3,642,602
SBA Communications Corp. , Class A ............ 79,993 20,883,772
VICI Properties, Inc. ....................... 751,406 24,510,864
Weyerhaeuser Co. ........................ 551,024 16,602,353
349,677,333
a
Specialty Retail  —  2 .2%
Advance Auto Parts, Inc. .................... 43,525 5,293,075
AutoNation, Inc.
(a)
......................... 25,104 3,372,973
AutoZone, Inc.
(a)
......................... 14,040 34,512,426
Bath & Body Works, Inc. .................... 169,837 6,212,638
Best Buy Co., Inc. ........................ 147,687 11,559,462
Burlington Stores, Inc.
(a)
.................... 48,748 9,851,971
CarMax, Inc.
(a) (b)
.......................... 118,333 7,606,445
Carvana Co. , Class A
(a) (b)
.................... 78,879 772,225
Dick's Sporting Goods, Inc. .................. 40,413 5,734,201
Five Below, Inc.
(a)
......................... 40,738 8,390,806
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 76,532 7,516,973
GameStop Corp. , Class A
(a) (b)
................. 198,865 4,577,872
Gap, Inc. (The) .......................... 147,351 1,479,404
Home Depot, Inc. (The) .................... 762,058 224,898,557
Leslie's, Inc.
(a) (b)
.......................... 128,734 1,417,361
Lithia Motors, Inc. ........................ 19,919 4,560,057
Lowe's Companies, Inc. .................... 452,396 90,465,628
O'Reilly Automotive, Inc.
(a)
................... 46,295 39,303,529
Penske Automotive Group, Inc.
(b)
.............. 19,863 2,816,772
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 59,396 534,564
RH
(a) (b)
................................ 13,575 3,306,191
Ross Stores, Inc. ......................... 255,253 27,090,001
TJX Companies, Inc. (The) .................. 867,882 68,007,234
Tractor Supply Co. ........................ 82,644 19,424,646
Ulta Beauty, Inc.
(a)
........................ 37,652 20,545,567
Victoria's Secret & Co.
(a)
.................... 61,694 2,106,850

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2023
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
Wayfair, Inc. , Class A
(a) (b)
.................... 59,183 $ 2,032,344
Williams-Sonoma, Inc. ..................... 49,491 6,021,075
619,410,847
a
Technology Hardware, Storage & Peripherals  —  6 .8%
Apple, Inc. ............................. 11,238,617 1,853,247,943
Dell Technologies, Inc. , Class C ............... 177,081 7,120,427
Hewlett Packard Enterprise Co. ............... 958,758 15,273,015
HP, Inc. ............................... 736,590 21,618,916
NetApp, Inc. ............................ 161,607 10,318,607
Pure Storage, Inc. , Class A
(a)
................. 216,763 5,529,624
Western Digital Corp.
(a)
..................... 236,704 8,916,640
1,922,025,172
a
Textiles, Apparel & Luxury Goods  —  0 .7%
Capri Holdings Ltd.
(a)
...................... 93,532 4,396,004
Carter's, Inc. ............................ 27,745 1,995,420
Columbia Sportswear Co. ................... 26,029 2,348,857
Deckers Outdoor Corp.
(a)
.................... 19,567 8,796,345
Hanesbrands, Inc. ........................ 262,674 1,381,665
Lululemon Athletica, Inc.
(a)
................... 83,040 30,242,338
Nike, Inc. , Class B ........................ 899,567 110,322,897
PVH Corp. ............................. 47,240 4,211,918
Ralph Lauren Corp. , Class A ................. 30,847 3,598,920
Skechers USA, Inc. , Class A
(a)
................ 101,360 4,816,627
Tapestry, Inc. ............................ 176,995 7,630,254
Under Armour, Inc. , Class A
(a)
................. 146,570 1,390,949
Under Armour, Inc. , Class C
(a)
................ 137,458 1,172,517
VF Corp. .............................. 264,650 6,063,132
188,367,843
a
Tobacco  —  0 .6%
Altria Group, Inc. ......................... 1,340,569 59,816,189
Philip Morris International, Inc. ................ 1,158,723 112,685,811
172,502,000
a
Trading Companies & Distributors  —  0 .3%
Air Lease Corp. , Class A .................... 77,127 3,036,490
Core & Main, Inc. , Class A
(a) (b)
................ 54,280 1,253,868
Fastenal Co. ............................ 431,199 23,258,874
Security Shares Value
a
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. , Class A .......... 35,517 $ 2,983,428
SiteOne Landscape Supply, Inc.
(a) (b)
............. 32,878 4,500,012
United Rentals, Inc. ....................... 52,234 20,672,128
Univar Solutions, Inc.
(a)
..................... 121,557 4,258,142
Watsco, Inc. ............................ 24,329 7,740,515
WESCO International, Inc. ................... 32,876 5,080,657
WW Grainger, Inc. ........................ 33,803 23,283,844
96,067,958
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 144,181 21,121,075
Essential Utilities, Inc. ...................... 175,267 7,650,404
28,771,479
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc.
(a)
....................... 438,497 63,511,905
a
Total Long-Term Investments — 99.8%
(Cost: $ 25,420,205,538 ) .............................. 28,297,906,596
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(c) (d) (e)
...................... 415,675,603 415,800,305
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.73%
(c) (d)
............................ 42,252,528 42,252,528
a
Total Short-Term Securities — 1.6%
(Cost: $ 457,752,702 ) ................................ 458,052,833
Total Investments — 101.4%
(Cost: $ 25,877,958,240 ) .............................. 28,755,959,429
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (389,837,305)
Net Assets — 100.0% ................................. $ 28,366,122,124
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 382,039,449 $ 33,538,204
(a)
$ — $ 13,267 $ 209,385 $ 415,800,305 415,675,603 $ 3,934,343
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 49,500,000 — (7,247,472)
(a)
— — 42,252,528 42,252,528 1,152,497 26
BlackRock, Inc. .. 78,453,513 25,410,540 (20,673,842) 6,472,798 (15,450,910) 74,212,099 110,910 2,176,728 —
$ 6,486,065 $ (15,241,525)
$ 532,264,932
$ 7,263,568 $ 26

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 1000 ETF
22
2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ................................................................... 300 06/16/23 $ 62,066 $ 3,336,210
S&P MidCap 400 E-Mini Index ............................................................. 20 06/16/23 5,059 143,466
$ 3,479,676
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 3,479,676 $ — $ — $ — $ 3,479,676
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (5,067,302) $ — $ — $ — $ (5,067,302)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 371,186 $ — $ — $ — $ 371,186
Futures contracts
Average notional value of contracts — long ................................................................................... $ 64,382,451
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(continued)
March 31, 2023
23
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 28,297,826,429  $ 80,167  $ —  $ 28,297,906,596
Short-Term Securities
Money Market Funds ...................................... 458,052,833  —  —  458,052,833
$ 28,755,879,262  $ 80,167  $ —  $ 28,755,959,429
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,479,676  $ —  $ —  $ 3,479,676
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2023
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
24
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .0%
Axon Enterprise, Inc.
(a)
..................... 170,430 $ 38,321,186
Boeing Co. (The)
(a)
........................ 561,390 119,256,078
BWX Technologies, Inc. .................... 114,359 7,209,191
HEICO Corp.
(b)
.......................... 138,494 23,688,014
HEICO Corp. , Class A ...................... 241,254 32,786,418
Howmet Aerospace, Inc. .................... 117,549 4,980,551
Huntington Ingalls Industries, Inc. .............. 27,803 5,755,777
Lockheed Martin Corp. ..................... 741,891 350,714,132
Northrop Grumman Corp. ................... 54,950 25,371,514
Spirit AeroSystems Holdings, Inc. , Class A ........ 319,696 11,039,103
TransDigm Group, Inc. ..................... 64,780 47,746,099
666,868,063
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 102,506 10,186,021
Expeditors International of Washington, Inc.
(b)
...... 159,904 17,608,629
GXO Logistics, Inc.
(a) (b)
..................... 37,217 1,877,970
United Parcel Service, Inc. , Class B ............ 2,136,391 414,438,490
444,111,110
a
Automobile Components  —  0 .0%
Aptiv PLC
(a)
............................. 223,346 25,057,188
a
Automobiles  —  2 .8%
Lucid Group, Inc.
(a) (b)
....................... 1,777,199 14,288,680
Tesla, Inc.
(a) (b)
........................... 8,420,638 1,746,945,559
1,761,234,239
a
Banks  —  0 .0%
First Citizens BancShares, Inc. , Class A .......... 8,722 8,487,378
Western Alliance Bancorp
(b)
.................. 215,295 7,651,585
16,138,963
a
Beverages  —  2 .3%
Boston Beer Co., Inc. (The) , Class A , NVS
(a) (b)
...... 28,726 9,442,236
Brown-Forman Corp. , Class A
(b)
............... 85,561 5,577,722
Brown-Forman Corp. , Class B , NVS ............ 353,817 22,739,818
Coca-Cola Co. (The) ...................... 9,541,071 591,832,634
Monster Beverage Corp.
(a)
................... 2,205,674 119,128,453
PepsiCo, Inc. ........................... 3,806,040 693,841,092
1,442,561,955
a
Biotechnology  —  3 .1%
AbbVie, Inc. ............................ 5,758,250 917,692,303
Alnylam Pharmaceuticals, Inc.
(a)
............... 399,718 80,071,510
Amgen, Inc. ............................ 1,461,399 353,293,208
Exact Sciences Corp.
(a) (b)
.................... 101,993 6,916,145
Exelixis, Inc.
(a)
........................... 902,788 17,523,115
Horizon Therapeutics PLC
(a)
................. 670,079 73,132,422
Incyte Corp.
(a)
........................... 514,355 37,172,436
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 427,459 15,277,385
Moderna, Inc.
(a) (b)
......................... 64,942 9,973,792
Natera, Inc.
(a) (b)
.......................... 295,760 16,420,595
Neurocrine Biosciences, Inc.
(a)
................ 312,197 31,600,580
Novavax, Inc.
(a) (b)
......................... 265,857 1,842,389
Regeneron Pharmaceuticals, Inc.
(a) (b)
............ 49,341 40,542,020
Sarepta Therapeutics, Inc.
(a) (b)
................ 272,988 37,625,936
Seagen, Inc.
(a)
........................... 442,230 89,538,308
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 167,793 6,728,499
Vertex Pharmaceuticals, Inc.
(a)
................ 786,430 247,780,500
1,983,131,143
a
Security Shares Value
a
Broadline Retail  —  4 .8%
Amazon.com, Inc.
(a)
....................... 28,958,981 $ 2,991,173,147
eBay, Inc. .............................. 224,784 9,973,666
Etsy, Inc.
(a) (b)
............................ 405,841 45,182,279
Nordstrom, Inc.
(b)
......................... 309,266 5,031,758
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 10,155 588,381
3,051,949,231
a
Building Products  —  0 .3%
A O Smith Corp. ......................... 98,242 6,793,435
Advanced Drainage Systems, Inc.
(b)
............ 206,548 17,393,407
Allegion PLC ............................ 228,592 24,397,624
Armstrong World Industries, Inc. ............... 85,050 6,058,962
Carlisle Companies, Inc. .................... 140,718 31,812,118
Fortune Brands Innovations, Inc. .............. 143,340 8,418,358
Masco Corp. ............................ 37,890 1,883,891
Masterbrand, Inc.
(a)
....................... 143,228 1,151,553
Trane Technologies PLC .................... 433,536 79,761,953
Trex Co., Inc.
(a) (b)
......................... 359,073 17,476,083
195,147,384
a
Capital Markets  —  1 .4%
Ameriprise Financial, Inc. ................... 218,447 66,954,005
Ares Management Corp. , Class A .............. 498,379 41,584,744
Blackstone, Inc. , NVS ...................... 2,311,222 203,017,740
Blue Owl Capital, Inc. , Class A ................ 1,375,159 15,236,762
Charles Schwab Corp. (The) ................. 2,748,448 143,963,706
FactSet Research Systems, Inc. ............... 123,340 51,197,201
LPL Financial Holdings, Inc. .................. 258,306 52,281,134
MarketAxess Holdings, Inc. .................. 121,242 47,440,782
Moody's Corp. ........................... 490,894 150,223,382
Morningstar, Inc. ......................... 73,130 14,847,584
MSCI, Inc. , Class A ....................... 190,424 106,578,409
Raymond James Financial, Inc. ............... 49,847 4,649,230
Tradeweb Markets, Inc. , Class A ............... 221,490 17,502,140
915,476,819
a
Chemicals  —  1 .0%
Albemarle Corp.
(b)
........................ 195,911 43,304,167
Axalta Coating Systems Ltd.
(a) (b)
............... 171,526 5,195,523
CF Industries Holdings, Inc. .................. 635,622 46,076,239
Chemours Co. (The) ....................... 300,247 8,989,395
Ecolab, Inc. ............................ 713,219 118,059,141
FMC Corp. ............................. 139,075 16,985,230
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 529,074 703,668
Linde PLC
(b)
............................ 338,022 120,146,540
Mosaic Co. (The) ......................... 136,341 6,255,325
PPG Industries, Inc. ....................... 406,255 54,267,543
RPM International, Inc. ..................... 20,937 1,826,544
Scotts Miracle-Gro Co. (The) , Class A ........... 44,475 3,101,686
Sherwin-Williams Co. (The) .................. 779,032 175,103,023
Valvoline, Inc. ........................... 558,863 19,526,673
619,540,697
a
Commercial Services & Supplies  —  0 .8%
Cintas Corp. ............................ 262,924 121,649,676
Copart, Inc.
(a) (b)
.......................... 1,386,997 104,316,044
Driven Brands Holdings, Inc.
(a) (b)
............... 11,703 354,718
MSA Safety, Inc. ......................... 45,583 6,085,331
Republic Services, Inc. ..................... 42,234 5,710,881
Ritchie Bros Auctioneers, Inc. ................ 189,950 10,692,285
Rollins, Inc. ............................. 703,577 26,405,245
Tetra Tech, Inc. .......................... 70,625 10,375,519
Waste Management, Inc. .................... 1,252,169 204,316,416
489,906,115
a

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(continued)
March 31, 2023
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Communications Equipment  —  0 .2%
Arista Networks, Inc.
(a)
..................... 800,995 $ 134,455,021
Ubiquiti, Inc.
(b)
........................... 3,903 1,060,406
135,515,427
a
Construction & Engineering  —  0 .1%
AECOM ............................... 25,828 2,177,817
Quanta Services, Inc.
(b)
..................... 252,110 42,011,610
Valmont Industries, Inc. ..................... 9,314 2,973,774
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 353,582 16,575,924
63,739,125
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ....................... 98,533 14,459,718
Martin Marietta Materials, Inc. ................ 17,474 6,204,318
Vulcan Materials Co. ...................... 210,652 36,139,457
56,803,493
a
Consumer Finance  —  0 .0%
American Express Co. ..................... 121,365 20,019,157
Credit Acceptance Corp.
(a) (b)
.................. 1,926 839,813
Upstart Holdings, Inc.
(a) (b)
.................... 43,274 687,624
21,546,594
a
Consumer Staples Distribution & Retail  —  1 .9%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 277,693 21,124,107
Costco Wholesale Corp. .................... 1,442,501 716,735,472
Dollar General Corp. ...................... 734,131 154,505,210
Dollar Tree, Inc.
(a) (b)
....................... 210,686 30,243,975
Grocery Outlet Holding Corp.
(a) (b)
............... 20,833 588,741
Performance Food Group Co.
(a)
............... 151,791 9,159,069
Sysco Corp. ............................ 1,653,837 127,725,831
Target Corp. ............................ 831,365 137,698,985
1,197,781,390
a
Containers & Packaging  —  0 .2%
Ardagh Metal Packaging SA ................. 155,632 634,979
Avery Dennison Corp. ...................... 162,598 29,093,660
Ball Corp. .............................. 398,301 21,950,368
Berry Global Group, Inc. .................... 191,000 11,249,900
Crown Holdings, Inc. ...................... 329,826 27,279,908
Graphic Packaging Holding Co. ............... 779,963 19,881,257
Sealed Air Corp. ......................... 477,883 21,939,609
132,029,681
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 35,897 6,005,927
Pool Corp.
(b)
............................ 124,473 42,624,534
48,630,461
a
Diversified Consumer Services  —  0 .0%
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 52,304 4,026,885
H&R Block, Inc.
(b)
......................... 408,980 14,416,545
Mister Car Wash, Inc.
(a) (b)
.................... 187,823 1,619,034
20,062,464
a
Electrical Equipment  —  0 .3%
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 806,353 8,442,516
Emerson Electric Co. ...................... 591,331 51,528,583
Generac Holdings, Inc.
(a) (b)
................... 203,060 21,932,510
Plug Power, Inc.
(a) (b)
....................... 849,608 9,957,406
Rockwell Automation, Inc. ................... 252,395 74,065,313
Vertiv Holdings Co. , Class A ................. 154,603 2,212,369
168,138,697
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 1,437,379 117,462,612
Arrow Electronics, Inc.
(a)
.................... 10,258 1,280,916
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
CDW Corp. ............................. 439,436 $ 85,641,682
Cognex Corp.
(b)
.......................... 527,308 26,128,111
Coherent Corp.
(a) (b)
........................ 65,029 2,476,304
Corning, Inc. ............................ 143,347 5,057,282
Jabil, Inc. .............................. 345,491 30,458,487
Keysight Technologies, Inc.
(a)
................. 539,889 87,181,276
National Instruments Corp. .................. 54,263 2,843,924
Vontier Corp. ............................ 317,596 8,683,075
Zebra Technologies Corp. , Class A
(a) (b)
........... 68,725 21,854,550
389,068,219
a
Energy Equipment & Services  —  0 .1%
Halliburton Co. .......................... 1,327,123 41,990,172
a
Entertainment  —  0 .9%
Electronic Arts, Inc. ....................... 55,478 6,682,325
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 7,639 515,633
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 71,733 5,367,780
Live Nation Entertainment, Inc.
(a) (b)
............. 252,898 17,702,860
Madison Square Garden Sports Corp. , Class A ..... 30,452 5,933,572
Netflix, Inc.
(a)
............................ 643,252 222,230,701
Playtika Holding Corp.
(a) (b)
................... 302,631 3,407,625
ROBLOX Corp. , Class A
(a) (b)
.................. 1,458,653 65,610,212
Roku, Inc. , Class A
(a) (b)
..................... 109,397 7,200,511
Spotify Technology SA
(a) (b)
................... 454,185 60,688,200
Take-Two Interactive Software, Inc.
(a)
............ 446,158 53,226,649
Walt Disney Co. (The)
(a)
.................... 396,739 39,725,476
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 5,632,788 85,055,099
World Wrestling Entertainment, Inc. , Class A
(b)
..... 138,943 12,679,938
586,026,581
a
Financial Services  —  4 .0%
Apollo Global Management, Inc. ............... 1,201,485 75,885,792
Euronet Worldwide, Inc.
(a) (b)
.................. 114,530 12,815,907
Fiserv, Inc.
(a)
............................ 172,613 19,510,447
FleetCor Technologies, Inc.
(a) (b)
................ 233,689 49,273,326
Jack Henry & Associates, Inc. ................ 236,608 35,661,558
Mastercard, Inc. , Class A .................... 2,772,380 1,007,510,616
PayPal Holdings, Inc.
(a)
..................... 1,142,989 86,798,585
Rocket Companies, Inc. , Class A
(a) (b)
............ 205,563 1,862,401
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 163,999 12,431,124
Toast, Inc. , Class A
(a) (b)
..................... 827,454 14,687,308
UWM Holdings Corp. , Class A
(b)
............... 272,992 1,340,391
Visa, Inc. , Class A
(b)
....................... 5,296,197 1,194,080,576
Western Union Co. (The) ................... 369,440 4,119,256
WEX, Inc.
(a)
............................. 103,025 18,945,267
2,534,922,554
a
Food Products  —  0 .3%
Darling Ingredients, Inc.
(a)
................... 35,623 2,080,383
Freshpet, Inc.
(a) (b)
......................... 81,568 5,398,986
Hershey Co. (The) ........................ 411,815 104,769,854
Kellogg Co. ............................. 455,540 30,502,959
Lamb Weston Holdings, Inc. ................. 467,800 48,894,456
Pilgrim's Pride Corp.
(a) (b)
.................... 79,656 1,846,426
193,493,064
a
Gas Utilities  —  0 .0%
National Fuel Gas Co. ..................... 22,662 1,308,504
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 1,719,624 51,485,542
JB Hunt Transport Services, Inc. .............. 239,004 41,935,642
Landstar System, Inc.
(b)
..................... 103,264 18,511,105
Lyft, Inc. , Class A
(a) (b)
....................... 820,957 7,610,271

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
26
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Ground Transportation (continued)
Old Dominion Freight Line, Inc.
(b)
.............. 323,265 $ 110,181,643
RXO, Inc.
(a)
............................. 25,020 491,393
Uber Technologies, Inc.
(a) (b)
.................. 5,413,977 171,623,071
Union Pacific Corp. ....................... 2,002,329 402,988,734
XPO, Inc.
(a)
............................. 25,020 798,138
805,625,539
a
Health Care Equipment & Supplies  —  2 .1%
Abbott Laboratories ....................... 738,696 74,800,357
Align Technology, Inc.
(a)
..................... 191,873 64,112,444
Baxter International, Inc. .................... 260,939 10,583,686
Dexcom, Inc.
(a)
.......................... 1,254,681 145,768,839
Edwards Lifesciences Corp.
(a)
................ 2,012,012 166,453,753
GE HealthCare Technologies, Inc.
(a)
............ 65,996 5,413,652
Globus Medical, Inc. , Class A
(a)
............... 13,663 773,872
ICU Medical, Inc.
(a) (b)
....................... 11,974 1,975,231
IDEXX Laboratories, Inc.
(a)
................... 267,560 133,801,405
Insulet Corp.
(a) (b)
.......................... 224,431 71,584,512
Intuitive Surgical, Inc.
(a)
..................... 1,057,057 270,046,352
Masimo Corp.
(a) (b)
......................... 118,319 21,834,588
Novocure Ltd.
(a) (b)
......................... 336,766 20,253,107
Penumbra, Inc.
(a) (b)
........................ 115,871 32,292,089
ResMed, Inc. ........................... 470,160 102,960,338
Stryker Corp. ........................... 612,385 174,817,546
Tandem Diabetes Care, Inc.
(a) (b)
............... 189,253 7,685,564
1,305,157,335
a
Health Care Providers & Services  —  2 .8%
agilon health, Inc.
(a) (b)
...................... 569,857 13,534,104
AmerisourceBergen Corp. ................... 530,201 84,890,482
Chemed Corp. ........................... 17,513 9,417,616
Cigna Group (The) ........................ 151,783 38,785,110
DaVita, Inc.
(a) (b)
.......................... 180,183 14,614,643
Elevance Health, Inc. ...................... 238,733 109,771,821
Guardant Health, Inc.
(a) (b)
.................... 311,923 7,311,475
HCA Healthcare, Inc. ...................... 43,140 11,375,155
Humana, Inc. ........................... 290,746 141,145,553
McKesson Corp. ......................... 87,650 31,207,783
Molina Healthcare, Inc.
(a)
.................... 144,457 38,640,803
UnitedHealth Group, Inc. .................... 2,773,260 1,310,614,943
1,811,309,488
a
Health Care Technology  —  0 .2%
Certara, Inc.
(a) (b)
.......................... 243,965 5,881,996
Definitive Healthcare Corp. , Class A
(a) (b)
.......... 51,779 534,877
Doximity, Inc. , Class A
(a) (b)
................... 163,396 5,290,763
Teladoc Health, Inc.
(a)
...................... 49,209 1,274,513
Veeva Systems, Inc. , Class A
(a) (b)
.............. 454,332 83,501,678
96,483,827
a
Hotels, Restaurants & Leisure  —  2 .4%
Airbnb, Inc. , Class A
(a) (b)
..................... 1,222,092 152,028,245
Booking Holdings, Inc.
(a)
.................... 126,328 335,073,650
Caesars Entertainment, Inc.
(a)
................ 463,599 22,628,267
Chipotle Mexican Grill, Inc.
(a)
................. 89,470 152,840,706
Choice Hotels International, Inc.
(b)
.............. 104,667 12,265,926
Churchill Downs, Inc.
(b)
..................... 115,856 29,780,785
Darden Restaurants, Inc. ................... 290,429 45,062,964
Domino's Pizza, Inc. ....................... 84,731 27,950,215
DoorDash, Inc. , Class A
(a) (b)
.................. 717,924 45,631,249
DraftKings, Inc. , Class A
(a) (b)
.................. 1,148,393 22,232,888
Expedia Group, Inc.
(a) (b)
..................... 480,849 46,656,778
Hilton Worldwide Holdings, Inc. ............... 618,778 87,167,257
Las Vegas Sands Corp.
(a)
................... 397,218 22,820,174
Marriott International, Inc. , Class A ............. 864,372 143,520,327
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
McDonald's Corp. ........................ 585,103 $ 163,600,650
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 98,777 1,328,551
Planet Fitness, Inc. , Class A
(a)
................ 198,091 15,385,728
Six Flags Entertainment Corp.
(a)
............... 119,846 3,201,087
Starbucks Corp. .......................... 1,344,967 140,051,414
Travel + Leisure Co. ....................... 186,950 7,328,440
Vail Resorts, Inc. ......................... 122,826 28,701,980
Wendy's Co. (The) ........................ 548,788 11,952,603
Wyndham Hotels & Resorts, Inc. .............. 198,657 13,478,877
Wynn Resorts Ltd.
(a)
....................... 42,368 4,741,403
Yum! Brands, Inc. ........................ 106,468 14,062,293
1,549,492,457
a
Household Durables  —  0 .2%
DR Horton, Inc. .......................... 539,137 52,668,294
NVR, Inc.
(a)
............................. 6,855 38,197,362
PulteGroup, Inc. ......................... 287,992 16,784,174
Toll Brothers, Inc. ......................... 186,133 11,173,564
TopBuild Corp.
(a)
......................... 87,168 18,143,147
136,966,541
a
Household Products  —  1 .2%
Church & Dwight Co., Inc. ................... 356,964 31,559,187
Clorox Co. (The) ......................... 333,077 52,706,105
Colgate-Palmolive Co. ..................... 1,658,694 124,650,854
Kimberly-Clark Corp. ...................... 649,383 87,160,186
Procter & Gamble Co. (The) ................. 3,276,309 487,154,385
783,230,717
a
Independent Power and Renewable Electricity Producers  —  0 .0%
AES Corp. (The) ......................... 387,794 9,338,080
Vistra Corp. ............................ 735,703 17,656,872
26,994,952
a
Industrial Conglomerates  —  0 .2%
General Electric Co. ....................... 198,307 18,958,149
Honeywell International, Inc. ................. 645,548 123,377,134
142,335,283
a
Insurance  —  1 .2%
Aon PLC , Class A ........................ 628,734 198,233,543
Arch Capital Group Ltd.
(a)
................... 371,688 25,226,464
Arthur J Gallagher & Co. .................... 78,994 15,112,342
Assurant, Inc. ........................... 10,767 1,292,794
Brown & Brown, Inc. ....................... 57,493 3,301,248
Erie Indemnity Co. , Class A , NVS .............. 60,094 13,921,376
Everest Re Group Ltd. ..................... 38,939 13,940,941
Lincoln National Corp. ..................... 113,232 2,544,323
Markel Corp.
(a) (b)
.......................... 9,858 12,592,708
Marsh & McLennan Companies, Inc. ............ 1,441,053 240,007,377
Progressive Corp. (The) .................... 1,654,727 236,725,245
RenaissanceRe Holdings Ltd. ................ 75,971 15,220,030
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
........ 267,626 10,769,270
788,887,661
a
Interactive Media & Services  —  5 .8%
Alphabet, Inc. , Class A
(a)
.................... 17,050,748 1,768,674,090
Alphabet, Inc. , Class C , NVS
(a)
................ 14,827,736 1,542,084,544
Match Group, Inc.
(a)
....................... 847,691 32,542,857
Meta Platforms, Inc. , Class A
(a)
................ 1,544,254 327,289,193
Pinterest, Inc. , Class A
(a) (b)
................... 416,950 11,370,227
TripAdvisor, Inc.
(a) (b)
....................... 26,569 527,660
ZoomInfo Technologies, Inc.
(a) (b)
............... 895,937 22,138,603
3,704,627,174
a

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(continued)
March 31, 2023
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 2,064,446 $ 590,039,311
Cloudflare, Inc. , Class A
(a) (b)
.................. 917,844 56,594,261
EPAM Systems, Inc.
(a) (b)
.................... 178,368 53,332,032
Gartner, Inc.
(a) (b)
.......................... 249,604 81,313,495
Globant SA
(a)
............................ 133,033 21,818,742
GoDaddy, Inc. , Class A
(a)
.................... 69,517 5,402,861
International Business Machines Corp. .......... 1,958,619 256,755,365
MongoDB, Inc. , Class A
(a) (b)
.................. 215,342 50,200,527
Okta, Inc. , Class A
(a)
....................... 65,381 5,638,458
Snowflake, Inc. , Class A
(a) (b)
.................. 944,980 145,800,964
Thoughtworks Holding, Inc.
(a) (b)
................ 271,864 2,000,919
Twilio, Inc. , Class A
(a)
...................... 215,192 14,338,243
VeriSign, Inc.
(a)
.......................... 32,354 6,837,371
Wix.com Ltd.
(a) (b)
......................... 139,791 13,951,142
1,304,023,691
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 41,484 3,401,688
Mattel, Inc.
(a)
............................ 544,407 10,022,533
Polaris, Inc.
(b)
........................... 132,499 14,658,364
YETI Holdings, Inc.
(a) (b)
..................... 278,104 11,124,160
39,206,745
a
Life Sciences Tools & Services  —  1 .3%
10X Genomics, Inc. , Class A
(a) (b)
............... 266,326 14,858,328
Agilent Technologies, Inc. ................... 864,758 119,630,622
Avantor, Inc.
(a)
........................... 1,840,359 38,905,189
Bio-Techne Corp. ......................... 505,616 37,511,651
Bruker Corp. ............................ 349,697 27,570,112
Charles River Laboratories International, Inc.
(a) (b)
.... 153,604 31,000,359
Danaher Corp. .......................... 143,137 36,076,249
IQVIA Holdings, Inc.
(a)
...................... 603,924 120,114,444
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 351,611 4,926,070
Mettler-Toledo International, Inc.
(a)
............. 71,588 109,544,674
Repligen Corp.
(a) (b)
........................ 128,855 21,694,028
Sotera Health Co.
(a) (b)
...................... 321,629 5,760,375
Syneos Health, Inc. , Class A
(a)
................ 57,358 2,043,092
Thermo Fisher Scientific, Inc. ................. 155,430 89,585,189
Waters Corp.
(a) (b)
......................... 192,572 59,626,068
West Pharmaceutical Services, Inc. ............ 241,416 83,643,402
802,489,852
a
Machinery  —  1 .7%
AGCO Corp. ............................ 26,217 3,544,538
Allison Transmission Holdings, Inc. ............. 237,112 10,726,947
Caterpillar, Inc. .......................... 1,476,725 337,933,749
Deere & Co. ............................ 884,627 365,244,796
Donaldson Co., Inc. ....................... 66,274 4,330,343
Graco, Inc. ............................. 377,953 27,594,348
IDEX Corp. ............................. 43,236 9,988,813
Illinois Tool Works, Inc. ..................... 894,995 217,886,533
Lincoln Electric Holdings, Inc. ................ 183,736 31,069,758
Middleby Corp. (The)
(a)
..................... 11,941 1,750,670
Nordson Corp. ........................... 43,369 9,639,194
Otis Worldwide Corp. ...................... 166,781 14,076,316
Parker-Hannifin Corp. ...................... 95,216 32,003,050
Toro Co. (The) ........................... 340,155 37,811,630
Xylem, Inc. ............................. 80,829 8,462,796
1,112,063,481
a
Media  —  0 .4%
Cable One, Inc. .......................... 11,535 8,097,570
Charter Communications, Inc. , Class A
(a) (b)
........ 342,527 122,491,080
Liberty Broadband Corp. , Class A
(a) (b)
............ 24,463 2,008,901
Liberty Broadband Corp. , Class C , NVS
(a)
........ 180,437 14,741,703
Security Shares Value
a
Media (continued)
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 66,586 $ 1,870,401
Liberty Media Corp.-Liberty SiriusXM , Series C ,
NVS
(a) (b)
............................. 137,325 3,843,727
Nexstar Media Group, Inc.
(b)
.................. 9,336 1,611,954
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 1,430,822 87,151,368
241,816,704
a
Metals & Mining  —  0 .0%
MP Materials Corp. , Class A
(a) (b)
............... 295,268 8,323,605
Royal Gold, Inc. .......................... 13,588 1,762,499
Southern Copper Corp. ..................... 180,191 13,739,564
23,825,668
a
Oil, Gas & Consumable Fuels  —  1 .3%
Antero Resources Corp.
(a) (b)
.................. 596,332 13,769,306
Cheniere Energy, Inc. ...................... 465,195 73,314,732
Coterra Energy, Inc. ....................... 407,835 10,008,271
Devon Energy Corp. ....................... 1,037,906 52,528,423
Diamondback Energy, Inc. ................... 333,305 45,052,837
Enviva, Inc. ............................. 97,871 2,826,515
EOG Resources, Inc. ...................... 1,392,713 159,646,691
Hess Corp. ............................. 717,362 94,935,687
New Fortress Energy, Inc. , Class A ............. 187,505 5,518,272
Occidental Petroleum Corp.
(b)
................. 2,135,422 133,314,395
ONEOK, Inc. ............................ 162,308 10,313,050
Ovintiv, Inc. ............................. 568,706 20,518,913
PDC Energy, Inc. ......................... 152,901 9,813,186
Pioneer Natural Resources Co. ............... 426,457 87,099,578
Range Resources Corp. .................... 504,488 13,353,797
Southwestern Energy Co.
(a)
.................. 252,114 1,260,570
Targa Resources Corp. ..................... 734,265 53,564,632
Texas Pacific Land Corp. .................... 18,610 31,655,982
818,494,837
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 22,933 1,243,198
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc.
(a)
...................... 2,087,109 72,881,846
a
Personal Care Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ...... 747,535 184,237,476
Olaplex Holdings, Inc.
(a) (b)
................... 396,835 1,694,486
185,931,962
a
Pharmaceuticals  —  2 .2%
Catalent, Inc.
(a) (b)
......................... 186,078 12,227,185
Eli Lilly & Co. ........................... 2,234,686 767,435,866
Merck & Co., Inc. ......................... 3,453,441 367,411,588
Zoetis, Inc. , Class A ....................... 1,533,968 255,313,634
1,402,388,273
a
Professional Services  —  1 .2%
Automatic Data Processing, Inc. ............... 1,248,842 278,029,694
Booz Allen Hamilton Holding Corp. , Class A ....... 426,056 39,491,131
Broadridge Financial Solutions, Inc. ............ 345,401 50,625,425
CoStar Group, Inc.
(a)
....................... 187,231 12,890,854
Equifax, Inc. ............................ 197,257 40,011,610
FTI Consulting, Inc.
(a) (b)
..................... 45,406 8,960,874
Genpact Ltd. ............................ 317,566 14,677,900
KBR, Inc. .............................. 286,645 15,779,807
Paychex, Inc. ........................... 1,050,041 120,324,198
Robert Half International, Inc. ................. 302,607 24,381,046
TransUnion ............................. 460,220 28,598,071

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)
28
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Professional Services (continued)
Verisk Analytics, Inc. ....................... 506,467 $ 97,170,759
730,941,369
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 504,317 36,719,321
Opendoor Technologies, Inc.
(a) (b)
............... 404,864 712,561
Zillow Group, Inc. , Class A
(a)
................. 11,168 488,042
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 31,397 1,396,224
39,316,148
a
Residential REITs  —  0 .0%
Apartment Income REIT Corp. ................ 39,174 1,402,821
Camden Property Trust ..................... 27,799 2,914,447
Equity LifeStyle Properties, Inc. ............... 356,859 23,955,945
28,273,213
a
Retail REITs  —  0 .1%
Simon Property Group, Inc. .................. 514,240 57,579,453
a
Semiconductors & Semiconductor Equipment  —  8 .8%
Advanced Micro Devices, Inc.
(a) (b)
.............. 4,146,791 406,426,986
Allegro MicroSystems, Inc.
(a)
................. 213,608 10,251,048
Analog Devices, Inc. ....................... 331,656 65,409,196
Applied Materials, Inc. ..................... 2,741,620 336,753,185
Broadcom, Inc. .......................... 1,286,838 825,558,051
Enphase Energy, Inc.
(a)
..................... 425,794 89,535,962
Entegris, Inc.
(b)
.......................... 481,604 39,496,344
GlobalFoundries, Inc.
(a) (b)
.................... 48,519 3,502,101
KLA Corp. .............................. 451,064 180,051,217
Lam Research Corp. ...................... 439,084 232,767,210
Lattice Semiconductor Corp.
(a)
................ 442,339 42,243,374
Microchip Technology, Inc. ................... 1,479,809 123,978,398
Micron Technology, Inc. ..................... 672,393 40,572,194
Monolithic Power Systems, Inc. ............... 149,462 74,811,709
NVIDIA Corp. ........................... 7,708,460 2,141,178,934
ON Semiconductor Corp.
(a) (b)
................. 880,274 72,464,156
QUALCOMM, Inc. ........................ 3,650,746 465,762,175
Teradyne, Inc. ........................... 461,618 49,628,551
Texas Instruments, Inc. ..................... 2,025,288 376,723,821
Universal Display Corp. .................... 141,589 21,964,702
5,599,079,314
a
Software  —  17 .1%
Adobe, Inc.
(a)
............................ 1,489,689 574,081,450
Alteryx, Inc. , Class A
(a)
..................... 195,098 11,479,566
ANSYS, Inc.
(a)
........................... 149,148 49,636,454
AppLovin Corp. , Class A
(a)
................... 713,300 11,234,475
Aspen Technology, Inc.
(a) (b)
................... 86,925 19,894,525
Atlassian Corp. , Class A
(a) (b)
.................. 474,432 81,208,525
Autodesk, Inc.
(a) (b)
......................... 708,662 147,515,082
Bentley Systems, Inc. , Class B
(b)
............... 544,426 23,404,874
Black Knight, Inc.
(a)
........................ 45,869 2,640,220
Cadence Design Systems, Inc.
(a)
.............. 888,120 186,585,131
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 209,407 1,878,381
Ceridian HCM Holding, Inc.
(a) (b)
................ 82,988 6,076,381
Confluent, Inc. , Class A
(a) (b)
.................. 418,411 10,071,153
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 700,763 96,186,729
Datadog, Inc. , Class A
(a)
.................... 865,660 62,898,856
DocuSign, Inc.
(a)
......................... 642,524 37,459,149
DoubleVerify Holdings, Inc.
(a)
................. 243,337 7,336,611
Dropbox, Inc. , Class A
(a)
.................... 809,491 17,501,195
Dynatrace, Inc.
(a)
......................... 705,421 29,839,308
Elastic NV
(a) (b)
........................... 251,137 14,540,832
Fair Isaac Corp.
(a) (b)
....................... 79,174 55,634,778
Five9, Inc.
(a)
............................ 227,716 16,461,590
Fortinet, Inc.
(a)
........................... 2,104,196 139,844,866
Security Shares Value
a
Software (continued)
Gen Digital, Inc. .......................... 639,495 $ 10,973,734
HubSpot, Inc.
(a)
.......................... 150,962 64,724,958
Informatica, Inc. , Class A
(a) (b)
................. 20,123 330,017
Intuit, Inc. .............................. 897,845 400,286,236
Jamf Holding Corp.
(a) (b)
..................... 179,044 3,477,034
Manhattan Associates, Inc.
(a) (b)
................ 124,588 19,292,452
Microsoft Corp. .......................... 24,378,964 7,028,455,321
nCino, Inc.
(a) (b)
........................... 52,330 1,296,737
NCR Corp.
(a)
............................ 21,302 502,514
New Relic, Inc.
(a)
......................... 175,316 13,199,542
Nutanix, Inc. , Class A
(a)
..................... 388,185 10,088,928
Oracle Corp. ............................ 3,421,437 317,919,926
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 5,971,219 50,456,801
Palo Alto Networks, Inc.
(a) (b)
.................. 968,496 193,447,391
Paycom Software, Inc.
(a)
.................... 166,166 50,516,126
Paylocity Holding Corp.
(a)
................... 130,925 26,025,272
Pegasystems, Inc. ........................ 133,259 6,460,396
Procore Technologies, Inc.
(a)
................. 166,358 10,419,002
PTC, Inc.
(a)
............................. 347,134 44,512,993
RingCentral, Inc. , Class A
(a)
.................. 272,561 8,359,446
Salesforce, Inc.
(a)
......................... 672,148 134,281,727
SentinelOne, Inc. , Class A
(a) (b)
................ 437,527 7,157,942
ServiceNow, Inc.
(a)
........................ 660,608 306,997,750
Smartsheet, Inc. , Class A
(a)
.................. 412,693 19,726,725
Splunk, Inc.
(a)
........................... 528,041 50,628,571
Synopsys, Inc.
(a) (b)
........................ 496,336 191,709,780
Teradata Corp.
(a)
......................... 178,497 7,189,859
Tyler Technologies, Inc.
(a)
................... 116,715 41,391,808
UiPath, Inc. , Class A
(a) (b)
.................... 109,564 1,923,944
Unity Software, Inc.
(a) (b)
..................... 517,085 16,774,237
VMware, Inc. , Class A
(a)
.................... 339,221 42,351,742
Workday, Inc. , Class A
(a) (b)
................... 650,237 134,299,950
Zoom Video Communications, Inc. , Class A
(a)
...... 403,808 29,817,183
Zscaler, Inc.
(a) (b)
.......................... 273,840 31,992,727
10,880,398,902
a
Specialized REITs  —  1 .3%
American Tower Corp. ..................... 1,159,440 236,919,970
Crown Castle, Inc. ........................ 1,405,627 188,129,118
Equinix, Inc. ............................ 226,857 163,572,971
Extra Space Storage, Inc. ................... 51,323 8,362,057
Iron Mountain, Inc. ........................ 704,855 37,293,878
Lamar Advertising Co. , Class A ............... 249,954 24,967,905
Public Storage ........................... 404,150 122,109,881
SBA Communications Corp. , Class A ............ 79,734 20,816,155
802,171,935
a
Specialty Retail  —  2 .9%
Advance Auto Parts, Inc. .................... 15,394 1,872,064
AutoZone, Inc.
(a)
......................... 55,401 136,183,968
Best Buy Co., Inc. ........................ 203,234 15,907,125
Burlington Stores, Inc.
(a)
.................... 199,327 40,283,987
CarMax, Inc.
(a) (b)
.......................... 59,540 3,827,231
Carvana Co. , Class A
(a) (b)
.................... 359,914 3,523,558
Five Below, Inc.
(a) (b)
........................ 176,239 36,299,947
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 337,957 33,194,137
Home Depot, Inc. (The) .................... 1,925,793 568,340,030
Leslie's, Inc.
(a) (b)
.......................... 508,453 5,598,068
Lowe's Companies, Inc. .................... 1,701,079 340,164,768
O'Reilly Automotive, Inc.
(a) (b)
.................. 82,331 69,897,372
RH
(a) (b)
................................ 22,120 5,387,326
Ross Stores, Inc. ......................... 473,302 50,231,541
TJX Companies, Inc. (The) .................. 3,781,428 296,312,698
Tractor Supply Co. ........................ 359,435 84,481,602
Ulta Beauty, Inc.
(a)
........................ 163,728 89,341,458

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(continued)
March 31, 2023
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
Victoria's Secret & Co.
(a) (b)
................... 189,154 $ 6,459,609
Wayfair, Inc. , Class A
(a) (b)
.................... 168,666 5,791,991
Williams-Sonoma, Inc. ..................... 171,949 20,919,315
1,814,017,795
a
Technology Hardware, Storage & Peripherals  —  12 .9%
Apple, Inc. ............................. 48,967,861 8,074,800,279
Dell Technologies, Inc. , Class C ............... 117,649 4,730,666
HP, Inc. ............................... 1,470,845 43,169,301
NetApp, Inc. ............................ 708,434 45,233,511
Pure Storage, Inc. , Class A
(a)
................. 920,921 23,492,695
8,191,426,452
a
Textiles, Apparel & Luxury Goods  —  1 .0%
Deckers Outdoor Corp.
(a) (b)
................... 75,567 33,971,145
Lululemon Athletica, Inc.
(a)
................... 363,528 132,393,262
Nike, Inc. , Class B ........................ 3,919,519 480,689,810
Skechers USA, Inc. , Class A
(a)
................ 64,750 3,076,920
Tapestry, Inc. ............................ 109,846 4,735,461
654,866,598
a
Trading Companies & Distributors  —  0 .5%
Core & Main, Inc. , Class A
(a) (b)
................ 81,714 1,887,593
Fastenal Co. ............................ 1,873,203 101,040,570
SiteOne Landscape Supply, Inc.
(a) (b)
............. 86,463 11,834,191
United Rentals, Inc. ....................... 104,172 41,227,111
Security Shares Value
a
Trading Companies & Distributors (continued)
Watsco, Inc. ............................ 56,713 $ 18,043,808
WESCO International, Inc. ................... 76,699 11,853,063
WW Grainger, Inc. ........................ 146,664 101,023,630
286,909,966
a
Total Long-Term Investments — 99.8%
(Cost: $ 51,579,382,982 ) .............................. 63,442,637,709
a
Short-Term Securities
Money Market Funds  —  2 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(c) (d) (e)
...................... 1,194,255,132 1,194,613,409
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.73%
(c) (d)
............................ 90,622,505 90,622,505
a
Total Short-Term Securities — 2.0%
(Cost: $ 1,284,550,516 ) ............................... 1,285,235,914
Total Investments — 101.8%
(Cost: $ 52,863,933,498 ) .............................. 64,727,873,623
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (1,174,613,903)
Net Assets — 100.0% ................................. $ 63,553,259,720
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 1,167,477,245 $ 26,545,626
(a)
$ — $ 30,100 $ 560,438 $ 1,194,613,409 1,194,255,132 $ 5,869,379
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 91,770,000 — (1,147,495)
(a)
— — 90,622,505 90,622,505 2,558,522 56
$ 30,100 $ 560,438
$ 1,285,235,914
$ 8,427,901 $ 56
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 1000 Growth ETF
30
2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ............................................................... 223 06/16/23 $ 59,326 $ 5,984,601
S&P 500 E-Mini Index ................................................................... 216 06/16/23 44,688 2,623,323
$ 8,607,924
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 8,607,924 $ — $ — $ — $ 8,607,924
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (15,067,472) $ — $ — $ — $ (15,067,472)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 542,771 $ — $ — $ — $ 542,771
Futures contracts
Average notional value of contracts — long ................................................................................... $ 105,109,459
a

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(continued)
March 31, 2023
31
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 63,442,637,709  $ —  $ —  $ 63,442,637,709
Short-Term Securities
Money Market Funds ...................................... 1,285,235,914  —  —  1,285,235,914
$ 64,727,873,623  $ —  $ —  $ 64,727,873,623
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 8,607,924  $ —  $ —  $ 8,607,924
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
32
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .5%
Axon Enterprise, Inc.
(a)
..................... 41,555 $ 9,343,642
Boeing Co. (The)
(a) (b)
....................... 1,048,213 222,671,888
BWX Technologies, Inc. .................... 151,219 9,532,846
Curtiss-Wright Corp. ....................... 105,746 18,638,790
General Dynamics Corp. .................... 667,829 152,405,256
HEICO Corp. ........................... 7,752 1,325,902
HEICO Corp. , Class A ...................... 13,671 1,857,889
Hexcel Corp. ............................ 231,516 15,800,967
Howmet Aerospace, Inc. .................... 919,605 38,963,664
Huntington Ingalls Industries, Inc. .............. 84,698 17,534,180
L3Harris Technologies, Inc. .................. 521,376 102,314,826
Mercury Systems, Inc.
(a) (b)
................... 134,597 6,880,599
Northrop Grumman Corp. ................... 349,436 161,341,590
Raytheon Technologies Corp. ................ 4,035,986 395,244,109
Spirit AeroSystems Holdings, Inc. , Class A ........ 14,601 504,172
Textron, Inc. ............................ 571,914 40,394,286
TransDigm Group, Inc. ..................... 86,368 63,657,534
Woodward, Inc. .......................... 158,815 15,463,816
1,273,875,956
a
Air Freight & Logistics  —  0 .5%
CH Robinson Worldwide, Inc. ................ 233,864 23,239,066
Expeditors International of Washington, Inc.
(b)
...... 301,605 33,212,743
FedEx Corp. ............................ 641,800 146,644,882
GXO Logistics, Inc.
(a) (b)
..................... 259,779 13,108,448
United Parcel Service, Inc. , Class B ............ 218,216 42,331,722
258,536,861
a
Automobile Components  —  0 .3%
Aptiv PLC
(a)
............................. 555,478 62,319,077
BorgWarner, Inc. ......................... 640,726 31,466,054
Gentex Corp. ........................... 642,293 18,003,473
Lear Corp. ............................. 161,286 22,497,784
QuantumScape Corp. , Class A
(a) (b)
............. 708,563 5,796,045
140,082,433
a
Automobiles  —  0 .6%
Ford Motor Co. .......................... 10,819,928 136,331,093
General Motors Co. ....................... 3,818,242 140,053,116
Harley-Davidson, Inc. ...................... 369,704 14,037,661
Lucid Group, Inc.
(a) (b)
....................... 88,176 708,935
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,431,777 22,163,908
Thor Industries, Inc. ....................... 141,208 11,245,805
324,540,518
a
Banks  —  6 .3%
Bank of America Corp. ..................... 19,284,842 551,546,481
Bank of Hawaii Corp. ...................... 107,525 5,599,902
Bank OZK ............................. 306,504 10,482,437
BOK Financial Corp. ....................... 80,364 6,783,525
Citigroup, Inc. ........................... 5,314,994 249,220,069
Citizens Financial Group, Inc. ................ 1,341,111 40,729,541
Columbia Banking System, Inc. ............... 569,008 12,188,151
Comerica, Inc. ........................... 357,700 15,531,334
Commerce Bancshares, Inc. ................. 311,099 18,152,627
Cullen/Frost Bankers, Inc. ................... 159,997 16,854,084
East West Bancorp, Inc. .................... 387,501 21,506,305
Fifth Third Bancorp ....................... 1,866,748 49,730,167
First Citizens BancShares, Inc. , Class A .......... 22,803 22,189,599
First Hawaiian, Inc. ....................... 348,712 7,193,929
First Horizon Corp. ........................ 1,448,060 25,746,507
First Republic Bank
(b)
...................... 510,475 7,141,545
FNB Corp. ............................. 985,921 11,436,684
Security Shares Value
a
Banks (continued)
Huntington Bancshares, Inc. ................. 3,936,650 $ 44,090,480
JPMorgan Chase & Co. .................... 8,009,018 1,043,655,136
KeyCorp ............................... 2,550,359 31,930,495
M&T Bank Corp. ......................... 471,629 56,392,679
New York Community Bancorp, Inc. ............ 1,826,892 16,515,104
PacWest Bancorp
(b)
....................... 315,748 3,072,228
Pinnacle Financial Partners, Inc. ............... 206,267 11,377,688
PNC Financial Services Group, Inc. (The) ........ 1,105,283 140,481,469
Popular, Inc. ............................ 193,030 11,081,852
Prosperity Bancshares, Inc. .................. 241,338 14,847,114
Regions Financial Corp. .................... 2,563,898 47,585,947
Synovus Financial Corp. .................... 395,991 12,208,402
Truist Financial Corp. ...................... 3,649,698 124,454,702
U.S. Bancorp ........................... 3,796,468 136,862,671
Webster Financial Corp. .................... 472,777 18,636,869
Wells Fargo & Co. ........................ 10,532,789 393,715,653
Western Alliance Bancorp
(b)
.................. 111,398 3,959,085
Wintrust Financial Corp. .................... 164,836 12,024,786
Zions Bancorp NA ........................ 404,756 12,114,347
3,207,039,594
a
Beverages  —  1 .0%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 1,412 464,124
Brown-Forman Corp. , Class A
(b)
............... 50,852 3,315,042
Brown-Forman Corp. , Class B , NVS ............ 208,600 13,406,722
Coca-Cola Co. (The) ...................... 2,680,291 166,258,451
Constellation Brands, Inc. , Class A ............. 415,735 93,910,379
Keurig Dr Pepper, Inc. ..................... 2,352,898 83,010,241
Molson Coors Beverage Co. , Class B ........... 479,668 24,789,242
Monster Beverage Corp.
(a) (b)
.................. 151,981 8,208,494
PepsiCo, Inc. ........................... 588,369 107,259,669
500,622,364
a
Biotechnology  —  1 .8%
Amgen, Inc. ............................ 234,621 56,719,627
Biogen, Inc.
(a) (b)
.......................... 393,292 109,346,975
BioMarin Pharmaceutical, Inc.
(a)
............... 507,021 49,302,722
Exact Sciences Corp.
(a) (b)
.................... 392,682 26,627,766
Exelixis, Inc.
(a)
........................... 115,462 2,241,117
Gilead Sciences, Inc. ...................... 3,446,768 285,978,341
Horizon Therapeutics PLC
(a)
................. 42,940 4,686,472
Incyte Corp.
(a) (b)
.......................... 67,096 4,849,028
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 31,285 1,118,126
Mirati Therapeutics, Inc.
(a) (b)
.................. 122,884 4,568,827
Moderna, Inc.
(a)
.......................... 856,301 131,510,708
Natera, Inc.
(a)
........................... 18,937 1,051,382
Regeneron Pharmaceuticals, Inc.
(a)
............. 243,027 199,687,995
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 40,201 1,612,060
United Therapeutics Corp.
(a)
.................. 122,245 27,377,990
Vertex Pharmaceuticals, Inc.
(a)
................ 39,654 12,493,786
919,172,922
a
Broadline Retail  —  0 .2%
eBay, Inc. .............................. 1,295,898 57,498,994
Kohl's Corp. ............................ 301,348 7,093,732
Macy's, Inc. ............................ 737,062 12,891,214
Nordstrom, Inc. .......................... 44,000 715,880
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 162,338 9,405,864
87,605,684
a
Building Products  —  0 .9%
A O Smith Corp. ......................... 262,366 18,142,609
Allegion PLC ............................ 49,713 5,305,869
Armstrong World Industries, Inc. ............... 52,997 3,775,506
AZEK Co., Inc. (The) , Class A
(a) (b)
.............. 303,158 7,136,339

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2023
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
Building Products (continued)
Builders FirstSource, Inc.
(a)
.................. 399,998 $ 35,511,822
Carlisle Companies, Inc. .................... 22,257 5,031,640
Carrier Global Corp. ....................... 2,292,962 104,903,012
Fortune Brands Innovations, Inc. .............. 229,562 13,482,176
Hayward Holdings, Inc.
(a) (b)
................... 187,568 2,198,297
Johnson Controls International PLC ............ 1,889,869 113,807,911
Lennox International, Inc. ................... 87,401 21,962,123
Masco Corp. ............................ 585,261 29,099,177
Masterbrand, Inc.
(a) (b)
...................... 229,964 1,848,911
Owens Corning .......................... 255,145 24,442,891
Trane Technologies PLC .................... 264,132 48,595,005
435,243,288
a
Capital Markets  —  4 .8%
Affiliated Managers Group, Inc. ............... 103,267 14,707,286
Ameriprise Financial, Inc. ................... 104,441 32,011,166
Bank of New York Mellon Corp. (The) ........... 2,015,221 91,571,642
BlackRock, Inc.
(c)
......................... 407,227 272,483,730
Carlyle Group, Inc. (The) .................... 568,174 17,647,484
Cboe Global Markets, Inc. ................... 290,376 38,980,074
Charles Schwab Corp. (The) ................. 1,857,171 97,278,617
CME Group, Inc. , Class A ................... 984,621 188,574,614
Coinbase Global, Inc. , Class A
(a) (b)
.............. 437,354 29,552,010
Evercore, Inc. , Class A ..................... 98,815 11,401,275
Franklin Resources, Inc. .................... 780,308 21,021,498
Goldman Sachs Group, Inc. (The) ............. 900,579 294,588,397
Interactive Brokers Group, Inc. , Class A .......... 254,984 21,051,479
Intercontinental Exchange, Inc. ............... 1,514,944 157,993,510
Invesco Ltd. ............................ 1,025,220 16,813,608
Janus Henderson Group PLC ................ 370,661 9,874,409
Jefferies Financial Group, Inc. ................ 542,459 17,217,649
KKR & Co., Inc. .......................... 1,569,042 82,406,086
Lazard Ltd. , Class A ....................... 226,334 7,493,919
Moody's Corp. ........................... 24,678 7,551,962
Morgan Stanley .......................... 3,385,063 297,208,531
Morningstar, Inc. ......................... 6,547 1,329,237
MSCI, Inc. , Class A ....................... 52,577 29,426,821
Nasdaq, Inc. ............................ 943,122 51,560,480
Northern Trust Corp. ....................... 563,844 49,691,572
Raymond James Financial, Inc. ............... 491,162 45,810,680
Robinhood Markets, Inc. , Class A
(a) (b)
............ 1,576,788 15,310,611
S&P Global, Inc. ......................... 883,447 304,586,022
SEI Investments Co. ....................... 281,225 16,184,499
State Street Corp. ........................ 956,847 72,423,749
Stifel Financial Corp. ...................... 279,108 16,492,492
T Rowe Price Group, Inc. ................... 603,596 68,145,988
Tradeweb Markets, Inc. , Class A ............... 107,873 8,524,124
Virtu Financial, Inc. , Class A .................. 265,495 5,017,856
2,411,933,077
a
Chemicals  —  2 .7%
Air Products and Chemicals, Inc. .............. 607,846 174,579,450
Albemarle Corp. ......................... 155,528 34,377,909
Ashland, Inc. ............................ 138,526 14,228,005
Axalta Coating Systems Ltd.
(a) (b)
............... 456,734 13,834,473
Celanese Corp. .......................... 297,997 32,448,893
Chemours Co. (The) ....................... 159,879 4,786,777
Corteva, Inc. ............................ 1,962,720 118,371,643
Dow, Inc. .............................. 1,932,440 105,936,361
DuPont de Nemours, Inc. ................... 1,258,336 90,310,775
Eastman Chemical Co. ..................... 327,977 27,661,580
Ecolab, Inc.
(b)
........................... 79,988 13,240,414
Element Solutions, Inc. ..................... 620,484 11,981,546
FMC Corp. ............................. 227,127 27,739,021
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 1,928,149 2,564,438
Security Shares Value
a
Chemicals (continued)
Huntsman Corp. ......................... 499,786 $ 13,674,145
International Flavors & Fragrances, Inc. .......... 700,679 64,434,441
Linde PLC ............................. 1,071,708 380,927,892
LyondellBasell Industries NV , Class A ........... 704,944 66,187,192
Mosaic Co. (The) ......................... 817,896 37,525,068
NewMarket Corp. ......................... 15,603 5,694,783
Olin Corp. .............................. 334,254 18,551,097
PPG Industries, Inc. ....................... 303,721 40,571,051
RPM International, Inc. ..................... 331,415 28,912,645
Scotts Miracle-Gro Co. (The) , Class A ........... 72,068 5,026,022
Westlake Corp.
(b)
......................... 89,674 10,400,391
1,343,966,012
a
Commercial Services & Supplies  —  0 .3%
Cintas Corp. ............................ 15,934 7,372,343
Clean Harbors, Inc.
(a)
...................... 139,903 19,944,572
Driven Brands Holdings, Inc.
(a) (b)
............... 160,370 4,860,815
MSA Safety, Inc. ......................... 61,703 8,237,350
Republic Services, Inc. ..................... 529,557 71,606,697
Ritchie Bros Auctioneers, Inc.
(b)
............... 32,647 1,837,700
Rollins, Inc. ............................. 46,613 1,749,386
Stericycle, Inc.
(a)
......................... 253,683 11,063,116
Tetra Tech, Inc. .......................... 85,257 12,525,106
Waste Management, Inc. .................... 71,200 11,617,704
150,814,789
a
Communications Equipment  —  1 .6%
Ciena Corp.
(a)
........................... 405,088 21,275,222
Cisco Systems, Inc. ....................... 11,283,936 589,867,754
F5, Inc.
(a)
.............................. 162,724 23,707,260
Juniper Networks, Inc. ..................... 876,482 30,168,511
Lumentum Holdings, Inc.
(a) (b)
................. 186,737 10,085,665
Motorola Solutions, Inc. .................... 451,743 129,257,225
Ubiquiti, Inc. ............................ 8,170 2,219,707
Viasat, Inc.
(a) (b)
........................... 199,116 6,738,085
813,319,429
a
Construction & Engineering  —  0 .2%
AECOM ............................... 339,622 28,636,927
MasTec, Inc.
(a) (b)
.......................... 168,121 15,877,347
MDU Resources Group, Inc. ................. 552,143 16,829,319
Quanta Services, Inc. ...................... 176,972 29,490,614
Valmont Industries, Inc. ..................... 49,848 15,915,469
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 263,570 12,356,162
119,105,838
a
Construction Materials  —  0 .2%
Eagle Materials, Inc. ....................... 17,174 2,520,285
Martin Marietta Materials, Inc. ................ 155,549 55,229,228
Vulcan Materials Co. ...................... 185,470 31,819,233
89,568,746
a
Consumer Finance  —  1 .0%
Ally Financial, Inc. ........................ 815,622 20,790,205
American Express Co. ..................... 1,530,636 252,478,408
Capital One Financial Corp. .................. 1,044,773 100,465,372
Credit Acceptance Corp.
(a) (b)
.................. 16,598 7,237,392
Discover Financial Services .................. 731,619 72,313,222
OneMain Holdings, Inc. ..................... 316,483 11,735,189
SLM Corp. ............................. 656,418 8,133,019
SoFi Technologies, Inc.
(a) (b)
.................. 2,203,812 13,377,139
Synchrony Financial ....................... 1,193,623 34,710,557
Upstart Holdings, Inc.
(a) (b)
.................... 155,841 2,476,313
523,716,816
a

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
34
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Consumer Staples Distribution & Retail  —  1 .9%
Albertsons Companies, Inc. , Class A ............ 640,956 $ 13,319,066
BJ's Wholesale Club Holdings, Inc.
(a)
............ 137,023 10,423,340
Casey's General Stores, Inc. ................. 101,669 22,007,272
Dollar Tree, Inc.
(a) (b)
....................... 395,169 56,726,510
Grocery Outlet Holding Corp.
(a) (b)
............... 222,743 6,294,717
Kroger Co. (The) ......................... 1,798,940 88,813,668
Performance Food Group Co.
(a)
............... 288,892 17,431,743
Target Corp. ............................ 570,956 94,567,442
U.S. Foods Holding Corp.
(a) (b)
................. 555,244 20,510,713
Walgreens Boots Alliance, Inc. ................ 1,968,342 68,065,266
Walmart, Inc. ............................ 3,902,877 575,479,214
973,638,951
a
Containers & Packaging  —  0 .5%
Amcor PLC ............................. 4,067,539 46,288,594
AptarGroup, Inc. ......................... 180,473 21,330,104
Ardagh Group SA , Class A .................. 42,326 282,738
Ardagh Metal Packaging SA
(b)
................ 292,780 1,194,542
Avery Dennison Corp. ...................... 86,198 15,423,408
Ball Corp. .............................. 508,645 28,031,426
Berry Global Group, Inc. .................... 172,225 10,144,053
Crown Holdings, Inc. ...................... 37,609 3,110,640
Graphic Packaging Holding Co. ............... 190,382 4,852,837
International Paper Co. ..................... 974,132 35,127,200
Packaging Corp. of America ................. 251,104 34,860,768
Silgan Holdings, Inc. ....................... 232,199 12,462,120
Sonoco Products Co. ...................... 265,980 16,224,780
Westrock Co. ........................... 695,076 21,178,966
250,512,176
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 349,861 58,535,244
LKQ Corp. ............................. 686,810 38,983,336
97,518,580
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 567,884 4,105,801
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 112,840 8,687,552
Grand Canyon Education, Inc.
(a)
............... 83,839 9,549,262
H&R Block, Inc. .......................... 72,279 2,547,835
Mister Car Wash, Inc.
(a) (b)
.................... 59,395 511,985
Service Corp. International .................. 411,757 28,320,646
53,723,081
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 572,569 44,345,469
a
Diversified Telecommunication Services  —  1 .7%
AT&T, Inc. .............................. 19,659,090 378,437,482
Frontier Communications Parent, Inc.
(a) (b)
......... 673,490 15,335,367
Lumen Technologies, Inc. ................... 2,847,261 7,545,242
Verizon Communications, Inc. ................ 11,540,610 448,814,323
850,132,414
a
Electric Utilities  —  3 .6%
Alliant Energy Corp. ....................... 686,273 36,646,978
American Electric Power Co., Inc. .............. 1,411,336 128,417,463
Avangrid, Inc. ........................... 192,415 7,673,510
Constellation Energy Corp. .................. 895,829 70,322,576
Duke Energy Corp. ....................... 2,113,996 203,937,194
Edison International ....................... 1,031,458 72,810,620
Entergy Corp. ........................... 556,750 59,984,245
Evergy, Inc. ............................. 611,009 37,344,870
Eversource Energy ....................... 945,426 73,989,039
Exelon Corp. ............................ 2,725,285 114,162,189
FirstEnergy Corp. ........................ 1,489,394 59,665,124
Security Shares Value
a
Electric Utilities (continued)
Hawaiian Electric Industries, Inc. .............. 300,928 $ 11,555,635
IDACORP, Inc. .......................... 138,570 15,011,288
NextEra Energy, Inc. ...................... 5,452,991 420,316,546
NRG Energy, Inc. ......................... 585,035 20,060,850
OGE Energy Corp. ........................ 547,688 20,625,930
PG&E Corp.
(a)
........................... 4,516,718 73,035,330
Pinnacle West Capital Corp. ................. 309,321 24,510,596
PPL Corp. ............................. 2,021,720 56,183,599
Southern Co. (The) ....................... 2,985,508 207,731,647
Xcel Energy, Inc. ......................... 1,496,258 100,907,640
1,814,892,869
a
Electrical Equipment  —  1 .1%
Acuity Brands, Inc.
(b)
....................... 88,242 16,124,461
AMETEK, Inc. ........................... 632,080 91,860,186
Eaton Corp. PLC ......................... 1,095,805 187,755,229
Emerson Electric Co. ...................... 1,061,860 92,530,480
Hubbell, Inc. ............................ 146,527 35,651,484
nVent Electric PLC ........................ 456,275 19,592,449
Plug Power, Inc.
(a) (b)
....................... 726,428 8,513,736
Regal Rexnord Corp. ...................... 178,566 25,129,593
Rockwell Automation, Inc. ................... 102,233 30,000,274
Sensata Technologies Holding PLC ............ 414,549 20,735,741
Sunrun, Inc.
(a) (b)
.......................... 569,139 11,468,151
Vertiv Holdings Co. , Class A ................. 694,715 9,941,372
549,303,156
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A ................... 394,592 32,246,058
Arrow Electronics, Inc.
(a)
.................... 151,972 18,976,744
Avnet, Inc. ............................. 251,810 11,381,812
Cognex Corp.
(b)
.......................... 32,601 1,615,380
Coherent Corp.
(a) (b)
........................ 273,189 10,403,037
Corning, Inc. ............................ 1,899,283 67,006,704
IPG Photonics Corp.
(b)
..................... 90,441 11,152,280
Jabil, Inc. .............................. 64,902 5,721,760
Keysight Technologies, Inc.
(a)
................. 36,290 5,860,109
Littelfuse, Inc. ........................... 66,451 17,814,849
National Instruments Corp. .................. 313,040 16,406,426
TD SYNNEX Corp. ........................ 127,467 12,337,531
Teledyne Technologies, Inc.
(a)
................. 127,040 56,832,614
Trimble, Inc.
(a)
........................... 675,056 35,386,436
Vontier Corp. ............................ 162,516 4,443,187
Zebra Technologies Corp. , Class A
(a) (b)
........... 83,614 26,589,252
334,174,179
a
Energy Equipment & Services  —  0 .7%
Baker Hughes Co. , Class A
(b)
................. 2,583,590 74,562,407
Halliburton Co. .......................... 1,348,277 42,659,484
NOV, Inc. .............................. 1,069,905 19,803,942
Schlumberger Ltd. ........................ 3,877,875 190,403,663
327,429,496
a
Entertainment  —  2 .1%
Activision Blizzard, Inc. ..................... 2,132,250 182,499,277
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 1,411,549 7,071,860
Electronic Arts, Inc. ....................... 703,379 84,722,001
Liberty Media Corp.-Liberty Formula One , Series A
(a) (b)
50,673 3,420,428
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 490,410 36,697,380
Live Nation Entertainment, Inc.
(a)
.............. 213,190 14,923,300
Madison Square Garden Sports Corp. , Class A ..... 25,607 4,989,524
Netflix, Inc.
(a)
............................ 659,881 227,975,688
Playtika Holding Corp.
(a)
.................... 21,412 241,099
Roku, Inc. , Class A
(a) (b)
..................... 238,886 15,723,477

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2023
(Percentages shown are based on Net Assets)
35
Schedule of Investments
Security Shares Value
a
Entertainment (continued)
Take-Two Interactive Software, Inc.
(a)
............ 77,988 $ 9,303,968
Walt Disney Co. (The)
(a)
.................... 4,667,797 467,386,514
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 1,721,484 25,994,408
1,080,948,924
a
Financial Services  —  4 .4%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 614,527 6,925,719
Apollo Global Management, Inc. ............... 317,603 20,059,805
Berkshire Hathaway, Inc. , Class B
(a)
............ 4,953,783 1,529,579,577
Block, Inc. , Class A
(a) (b)
..................... 1,470,933 100,979,550
Equitable Holdings, Inc. .................... 1,009,186 25,623,232
Euronet Worldwide, Inc.
(a) (b)
.................. 31,743 3,552,042
Fidelity National Information Services, Inc. ........ 1,626,981 88,393,878
Fiserv, Inc.
(a) (b)
........................... 1,469,223 166,066,276
Global Payments, Inc. ..................... 716,299 75,383,307
MGIC Investment Corp. .................... 816,749 10,960,772
PayPal Holdings, Inc.
(a)
..................... 2,165,489 164,447,235
Rocket Companies, Inc. , Class A
(a) (b)
............ 136,168 1,233,682
TFS Financial Corp. ....................... 136,657 1,725,978
UWM Holdings Corp. , Class A
(b)
............... 23,254 114,177
Voya Financial, Inc. ....................... 266,165 19,020,151
Western Union Co. (The) ................... 604,598 6,741,268
WEX, Inc.
(a)
............................. 33,232 6,111,032
2,226,917,681
a
Food Products  —  2 .0%
Archer-Daniels-Midland Co. .................. 1,500,552 119,533,972
Bunge Ltd. ............................. 379,064 36,208,193
Campbell Soup Co. ....................... 531,878 29,242,653
Conagra Brands, Inc. ...................... 1,291,212 48,497,923
Darling Ingredients, Inc.
(a)
................... 408,088 23,832,339
Flowers Foods, Inc. ....................... 516,275 14,151,098
Freshpet, Inc.
(a) (b)
......................... 54,572 3,612,121
General Mills, Inc. ........................ 1,618,502 138,317,181
Hershey Co. (The) ........................ 53,622 13,641,973
Hormel Foods Corp. ....................... 788,089 31,428,989
Ingredion, Inc. ........................... 180,657 18,378,237
J M Smucker Co. (The) ..................... 282,322 44,429,013
Kellogg Co. ............................. 315,181 21,104,520
Kraft Heinz Co. (The) ...................... 1,917,467 74,148,449
McCormick & Co., Inc. , NVS ................. 687,649 57,219,273
Mondelez International, Inc. , Class A ............ 3,743,536 260,999,330
Pilgrim's Pride Corp.
(a) (b)
.................... 61,691 1,429,997
Post Holdings, Inc.
(a) (b)
...................... 149,046 13,394,764
Seaboard Corp. .......................... 687 2,589,997
Tyson Foods, Inc. , Class A .................. 763,198 45,272,905
997,432,927
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 389,710 43,787,816
National Fuel Gas Co. ..................... 222,498 12,847,034
UGI Corp. .............................. 573,638 19,939,657
76,574,507
a
Ground Transportation  —  0 .7%
Avis Budget Group, Inc.
(a)
................... 69,734 13,584,183
CSX Corp. ............................. 4,313,366 129,142,178
Hertz Global Holdings, Inc.
(a) (b)
................ 499,691 8,139,966
JB Hunt Transport Services, Inc. .............. 24,602 4,316,667
Knight-Swift Transportation Holdings, Inc. , Class A .. 427,017 24,160,622
Landstar System, Inc. ...................... 10,633 1,906,072
Lyft, Inc. , Class A
(a) (b)
....................... 176,511 1,636,257
Norfolk Southern Corp. ..................... 623,993 132,286,516
RXO, Inc.
(a) (b)
............................ 288,982 5,675,606
Ryder System, Inc. ........................ 134,250 11,980,470
Security Shares Value
a
Ground Transportation (continued)
Schneider National, Inc. , Class B .............. 147,701 $ 3,951,002
Uber Technologies, Inc.
(a) (b)
.................. 709,780 22,500,026
U-Haul Holding Co. ....................... 25,172 1,501,510
XPO, Inc.
(a) (b)
............................ 259,332 8,272,691
369,053,766
a
Health Care Equipment & Supplies  —  3 .5%
Abbott Laboratories ....................... 4,086,855 413,834,937
Align Technology, Inc.
(a)
..................... 54,005 18,045,231
Baxter International, Inc. .................... 1,165,661 47,279,210
Becton Dickinson & Co. .................... 779,572 192,975,253
Boston Scientific Corp.
(a)
.................... 3,917,553 195,995,177
Cooper Companies, Inc. (The) ................ 133,269 49,757,314
Dentsply Sirona, Inc. ...................... 590,400 23,190,912
Enovis Corp.
(a) (b)
.......................... 137,835 7,372,794
Envista Holdings Corp.
(a)
.................... 447,342 18,287,341
GE HealthCare Technologies, Inc.
(a) (b)
........... 946,148 77,612,520
Globus Medical, Inc. , Class A
(a) (b)
.............. 198,651 11,251,593
Hologic, Inc.
(a)
........................... 667,003 53,827,142
ICU Medical, Inc.
(a) (b)
....................... 44,516 7,343,359
Integra LifeSciences Holdings Corp.
(a)
........... 196,733 11,294,442
Intuitive Surgical, Inc.
(a)
..................... 76,772 19,612,943
Masimo Corp.
(a) (b)
......................... 30,273 5,586,579
Medtronic PLC .......................... 3,669,961 295,872,256
QuidelOrtho Corp.
(a)
....................... 134,396 11,973,340
STERIS PLC ............................ 274,433 52,493,544
Stryker Corp. ........................... 448,550 128,047,568
Tandem Diabetes Care, Inc.
(a) (b)
............... 11,283 458,203
Teleflex, Inc.
(b)
........................... 128,569 32,567,813
Zimmer Biomet Holdings, Inc. ................ 575,531 74,358,605
1,749,038,076
a
Health Care Providers & Services  —  2 .9%
Acadia Healthcare Co., Inc.
(a) (b)
................ 244,281 17,649,302
agilon health, Inc.
(a) (b)
...................... 33,967 806,716
Amedisys, Inc.
(a)
......................... 86,957 6,395,687
Cardinal Health, Inc. ....................... 706,783 53,362,117
Centene Corp.
(a)
......................... 1,503,115 95,011,899
Chemed Corp. ........................... 25,893 13,923,961
Cigna Group (The) ........................ 676,622 172,897,220
CVS Health Corp. ........................ 3,524,613 261,913,992
Elevance Health, Inc. ...................... 460,641 211,807,338
Encompass Health Corp. ................... 269,062 14,556,254
Enhabit, Inc.
(a)
........................... 133,285 1,853,994
HCA Healthcare, Inc. ...................... 556,220 146,664,090
Henry Schein, Inc.
(a) (b)
...................... 371,241 30,270,991
Humana, Inc. ........................... 102,062 49,547,019
Laboratory Corp. of America Holdings ........... 242,891 55,724,053
McKesson Corp. ......................... 302,385 107,664,179
Molina Healthcare, Inc.
(a) (b)
................... 35,151 9,402,541
Oak Street Health, Inc.
(a) (b)
................... 322,244 12,464,398
Premier, Inc. , Class A ...................... 320,807 10,384,523
Quest Diagnostics, Inc. ..................... 303,418 42,927,579
Tenet Healthcare Corp.
(a) (b)
................... 292,419 17,375,537
UnitedHealth Group, Inc. .................... 231,148 109,238,233
Universal Health Services, Inc. , Class B ......... 170,747 21,701,944
1,463,543,567
a
Health Care REITs  —  0 .4%
Healthcare Realty Trust, Inc. , Class A ........... 1,039,983 20,102,871
Healthpeak Properties, Inc. .................. 1,496,037 32,867,933
Medical Properties Trust, Inc. ................. 1,627,577 13,378,683
Omega Healthcare Investors, Inc. .............. 647,644 17,751,922
Ventas, Inc. ............................ 1,095,122 47,473,539

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
36
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Health Care REITs (continued)
Welltower, Inc. ........................... 1,297,828 $ 93,041,289
224,616,237
a
Health Care Technology  —  0 .0%
Certara, Inc.
(a) (b)
.......................... 112,026 2,700,947
Definitive Healthcare Corp. , Class A
(a) (b)
.......... 43,591 450,295
Doximity, Inc. , Class A
(a) (b)
................... 164,017 5,310,870
Teladoc Health, Inc.
(a) (b)
..................... 396,073 10,258,291
18,720,403
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 1,947,249 32,110,136
Park Hotels & Resorts, Inc. .................. 609,040 7,527,734
39,637,870
a
Hotels, Restaurants & Leisure  —  2 .1%
Aramark ............................... 647,872 23,193,818
Boyd Gaming Corp. ....................... 208,792 13,387,743
Caesars Entertainment, Inc.
(a)
................ 175,220 8,552,488
Carnival Corp.
(a) (b)
......................... 2,687,341 27,276,511
Darden Restaurants, Inc. ................... 90,037 13,970,141
Domino's Pizza, Inc. ....................... 26,229 8,652,160
DoorDash, Inc. , Class A
(a)
................... 77,993 4,957,235
Hilton Worldwide Holdings, Inc. ............... 199,382 28,086,942
Hyatt Hotels Corp. , Class A
(a)
................. 129,805 14,510,901
Las Vegas Sands Corp.
(a)
................... 568,214 32,643,894
Marriott Vacations Worldwide Corp. ............. 102,509 13,824,364
McDonald's Corp. ........................ 1,536,110 429,511,717
MGM Resorts International .................. 868,364 38,572,729
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 1,064,730 14,320,618
Penn Entertainment, Inc.
(a)
................... 423,581 12,563,412
Planet Fitness, Inc. , Class A
(a) (b)
............... 60,374 4,689,249
Royal Caribbean Cruises Ltd.
(a)
............... 603,803 39,428,336
Six Flags Entertainment Corp.
(a)
............... 101,212 2,703,373
Starbucks Corp. .......................... 2,015,052 209,827,365
Travel + Leisure Co. ....................... 61,333 2,404,254
Vail Resorts, Inc. ......................... 5,855 1,368,196
Wyndham Hotels & Resorts, Inc. .............. 74,121 5,029,110
Wynn Resorts Ltd.
(a)
....................... 249,088 27,875,438
Yum! Brands, Inc. ........................ 684,623 90,425,006
1,067,775,000
a
Household Durables  —  0 .6%
DR Horton, Inc. .......................... 412,648 40,311,583
Garmin Ltd. ............................. 423,568 42,746,483
Leggett & Platt, Inc. ....................... 368,348 11,742,934
Lennar Corp. , Class A ...................... 687,910 72,306,220
Lennar Corp. , Class B ..................... 40,254 3,595,085
Mohawk Industries, Inc.
(a)
................... 144,840 14,515,865
Newell Brands, Inc. ....................... 1,042,451 12,968,090
NVR, Inc.
(a)
............................. 2,253 12,554,144
PulteGroup, Inc. ......................... 378,564 22,062,710
Tempur Sealy International, Inc. ............... 459,351 18,139,771
Toll Brothers, Inc. ......................... 146,353 8,785,571
TopBuild Corp.
(a)
......................... 13,748 2,861,509
Whirlpool Corp. .......................... 147,223 19,436,380
282,026,345
a
Household Products  —  1 .4%
Church & Dwight Co., Inc. ................... 363,398 32,128,017
Clorox Co. (The) ......................... 58,451 9,249,286
Colgate-Palmolive Co. ..................... 874,815 65,742,347
Kimberly-Clark Corp. ...................... 375,872 50,449,540
Procter & Gamble Co. (The) ................. 3,720,375 553,182,559
Reynolds Consumer Products, Inc. ............. 147,710 4,062,025
Security Shares Value
a
Household Products (continued)
Spectrum Brands Holdings, Inc. ............... 108,453 $ 7,181,758
721,995,532
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 1,497,281 36,054,526
Brookfield Renewable Corp. , Class A ........... 353,124 12,341,684
Vistra Corp. ............................ 455,635 10,935,240
59,331,450
a
Industrial Conglomerates  —  1 .3%
3M Co. ................................ 1,513,551 159,089,346
General Electric Co.
(b)
...................... 2,809,077 268,547,761
Honeywell International, Inc. ................. 1,306,414 249,681,844
677,318,951
a
Industrial REITs  —  0 .8%
Americold Realty Trust, Inc. .................. 736,852 20,963,439
EastGroup Properties, Inc. .................. 112,978 18,677,523
First Industrial Realty Trust, Inc. ............... 361,674 19,241,057
Prologis, Inc. ............................ 2,527,571 315,365,034
Rexford Industrial Realty, Inc. ................ 535,001 31,912,810
406,159,863
a
Insurance  —  3 .3%
Aflac, Inc. .............................. 1,673,883 107,998,931
Allstate Corp. (The) ....................... 725,142 80,352,985
American Financial Group, Inc. ............... 184,486 22,415,049
American International Group, Inc. ............. 2,039,841 102,726,393
Aon PLC , Class A ........................ 32,618 10,284,129
Arch Capital Group Ltd.
(a)
................... 656,601 44,563,510
Arthur J Gallagher & Co. .................... 505,751 96,755,224
Assurant, Inc. ........................... 138,154 16,588,151
Assured Guaranty Ltd. ..................... 157,915 7,938,387
Axis Capital Holdings Ltd. ................... 211,933 11,554,587
Brighthouse Financial, Inc.
(a)
................. 185,801 8,195,682
Brown & Brown, Inc. ....................... 597,805 34,325,963
Chubb Ltd. ............................. 1,141,041 221,567,341
Cincinnati Financial Corp. ................... 420,472 47,126,502
CNA Financial Corp. ....................... 75,634 2,951,995
Erie Indemnity Co. , Class A , NVS .............. 17,583 4,073,278
Everest Re Group Ltd. ..................... 73,717 26,392,160
F&G Annuities & Life, Inc. ................... 49,146 890,526
Fidelity National Financial, Inc. ................ 717,237 25,053,088
First American Financial Corp. ................ 275,554 15,337,336
Globe Life, Inc. .......................... 245,667 27,028,283
Hanover Insurance Group, Inc. (The) ........... 96,643 12,418,626
Hartford Financial Services Group, Inc. (The) ...... 870,256 60,648,141
Kemper Corp. ........................... 172,605 9,434,589
Lincoln National Corp. ..................... 366,841 8,242,917
Loews Corp. ............................ 533,211 30,936,902
Markel Corp.
(a) (b)
.......................... 27,965 35,722,771
Marsh & McLennan Companies, Inc. ............ 145,915 24,302,143
MetLife, Inc. ............................ 1,813,448 105,071,177
Old Republic International Corp. ............... 764,640 19,093,061
Primerica, Inc. ........................... 100,560 17,320,454
Principal Financial Group, Inc. ................ 663,088 49,280,700
Progressive Corp. (The) .................... 208,055 29,764,348
Prudential Financial, Inc. .................... 1,010,279 83,590,484
Reinsurance Group of America, Inc. ............ 182,663 24,250,340
RenaissanceRe Holdings Ltd. ................ 53,159 10,649,874
Travelers Companies, Inc. (The) ............... 642,072 110,057,562
Unum Group ............................ 544,536 21,541,844
W R Berkley Corp. ........................ 566,306 35,258,212
White Mountains Insurance Group Ltd.
(b)
......... 6,842 9,424,787

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2023
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Security Shares Value
a
Insurance (continued)
Willis Towers Watson PLC ................... 295,276 $ 68,616,237
1,679,744,669
a
Interactive Media & Services  —  2 .9%
Alphabet, Inc. , Class A
(a)
.................... 2,147,158 222,724,699
Alphabet, Inc. , Class C , NVS
(a)
................ 1,867,268 194,195,872
IAC, Inc.
(a) (b)
............................ 210,681 10,871,140
Match Group, Inc.
(a)
....................... 48,885 1,876,695
Meta Platforms, Inc. , Class A
(a) (b)
............... 4,808,579 1,019,130,233
Pinterest, Inc. , Class A
(a) (b)
................... 1,283,955 35,013,453
TripAdvisor, Inc.
(a)
........................ 255,099 5,066,266
1,488,878,358
a
IT Services  —  0 .8%
Akamai Technologies, Inc.
(a) (b)
................. 423,844 33,186,985
Amdocs Ltd. ............................ 325,792 31,285,806
Cognizant Technology Solutions Corp. , Class A ..... 1,407,985 85,788,526
DXC Technology Co.
(a)
..................... 630,215 16,108,295
GoDaddy, Inc. , Class A
(a)
.................... 369,522 28,719,250
International Business Machines Corp. .......... 820,379 107,543,483
Kyndryl Holdings, Inc.
(a) (b)
................... 559,293 8,255,165
Okta, Inc. , Class A
(a) (b)
...................... 359,652 31,016,389
Snowflake, Inc. , Class A
(a) (b)
.................. 53,983 8,329,037
Twilio, Inc. , Class A
(a) (b)
..................... 296,310 19,743,135
VeriSign, Inc.
(a)
.......................... 227,303 48,035,943
Wix.com Ltd.
(a) (b)
......................... 32,369 3,230,426
421,242,440
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 163,644 13,418,808
Hasbro, Inc. ............................ 359,054 19,277,609
Mattel, Inc.
(a)
............................ 494,840 9,110,004
Peloton Interactive, Inc. , Class A
(a) (b)
............ 844,472 9,576,313
Polaris, Inc.
(b)
........................... 39,763 4,398,981
55,781,715
a
Life Sciences Tools & Services  —  2 .4%
10X Genomics, Inc. , Class A
(a) (b)
............... 25,999 1,450,484
Agilent Technologies, Inc. ................... 83,483 11,549,038
Avantor, Inc.
(a) (b)
.......................... 117,883 2,492,046
Azenta, Inc.
(a)
........................... 188,301 8,401,991
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 58,534 28,038,957
Charles River Laboratories International, Inc.
(a) (b)
.... 9,379 1,892,870
Danaher Corp. .......................... 1,656,551 417,517,114
Illumina, Inc.
(a)
........................... 431,277 100,293,466
PerkinElmer, Inc. ......................... 346,000 46,107,960
QIAGEN NV
(a) (b)
.......................... 621,403 28,541,040
Repligen Corp.
(a) (b)
........................ 43,166 7,267,428
Syneos Health, Inc. , Class A
(a)
................ 231,772 8,255,719
Thermo Fisher Scientific, Inc. ................. 943,258 543,665,613
1,205,473,726
a
Machinery  —  2 .1%
AGCO Corp. ............................ 148,409 20,064,897
Allison Transmission Holdings, Inc. ............. 55,019 2,489,060
Caterpillar, Inc. .......................... 184,310 42,177,500
Crane NXT Co. .......................... 129,604 14,710,054
Cummins, Inc. ........................... 386,688 92,372,029
Donaldson Co., Inc. ....................... 277,177 18,110,745
Dover Corp. ............................ 384,216 58,377,779
Esab Corp. ............................. 156,078 9,219,527
Flowserve Corp. ......................... 360,278 12,249,452
Fortive Corp. ............................ 971,334 66,215,839
Gates Industrial Corp. PLC
(a) (b)
................ 294,209 4,086,563
Graco, Inc. ............................. 146,057 10,663,622
IDEX Corp. ............................. 171,460 39,612,404
Security Shares Value
a
Machinery (continued)
Illinois Tool Works, Inc. ..................... 85,003 $ 20,693,980
Ingersoll Rand, Inc. ....................... 1,114,111 64,818,978
ITT, Inc. ............................... 228,476 19,717,479
Middleby Corp. (The)
(a)
..................... 136,109 19,954,941
Nordson Corp. ........................... 120,642 26,813,891
Oshkosh Corp. .......................... 179,474 14,928,647
Otis Worldwide Corp. ...................... 1,004,235 84,757,434
PACCAR, Inc. ........................... 1,404,021 102,774,337
Parker-Hannifin Corp. ...................... 271,419 91,226,640
Pentair PLC ............................ 451,168 24,936,055
Snap-on, Inc. ........................... 144,530 35,683,012
Stanley Black & Decker, Inc. ................. 404,569 32,600,170
Timken Co. (The) ......................... 168,212 13,746,285
Westinghouse Air Brake Technologies Corp. ....... 496,545 50,180,838
Xylem, Inc. ............................. 423,202 44,309,249
1,037,491,407
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 162,737 11,342,769
a
Media  —  1 .4%
Altice USA, Inc. , Class A
(a) (b)
.................. 568,118 1,942,964
Cable One, Inc. .......................... 6,049 4,246,398
Comcast Corp. , Class A .................... 11,485,925 435,431,417
DISH Network Corp. , Class A
(a) (b)
.............. 680,980 6,353,543
Fox Corp. , Class A , NVS .................... 799,925 27,237,446
Fox Corp. , Class B ........................ 382,496 11,975,950
Interpublic Group of Companies, Inc. (The) ....... 1,064,223 39,631,665
Liberty Broadband Corp. , Class A
(a) (b)
............ 24,885 2,043,556
Liberty Broadband Corp. , Class C , NVS
(a)
........ 174,910 14,290,147
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 147,400 4,140,466
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
303,552 8,496,420
New York Times Co. (The) , Class A ............. 445,944 17,338,303
News Corp. , Class A , NVS .................. 1,041,703 17,990,211
News Corp. , Class B ...................... 330,021 5,752,266
Nexstar Media Group, Inc. ................... 90,332 15,596,723
Omnicom Group, Inc. ...................... 549,915 51,878,981
Paramount Global , Class A
(b)
................. 24,916 643,829
Paramount Global , Class B , NVS .............. 1,580,216 35,254,619
Sirius XM Holdings, Inc.
(b)
................... 1,913,766 7,597,651
707,842,555
a
Metals & Mining  —  1 .1%
Alcoa Corp. ............................. 484,799 20,633,045
Cleveland-Cliffs, Inc.
(a) (b)
.................... 1,396,934 25,605,800
Freeport-McMoRan, Inc. .................... 3,912,747 160,070,480
Newmont Corp. .......................... 2,180,547 106,890,414
Nucor Corp. ............................ 703,459 108,663,312
Reliance Steel & Aluminum Co. ............... 160,473 41,199,838
Royal Gold, Inc.
(b)
......................... 168,085 21,802,305
Southern Copper Corp. ..................... 79,326 6,048,608
SSR Mining, Inc.
(b)
........................ 561,782 8,494,144
Steel Dynamics, Inc. ....................... 456,471 51,608,611
United States Steel Corp. ................... 615,565 16,066,247
567,082,804
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
AGNC Investment Corp. .................... 1,558,984 15,714,559
Annaly Capital Management, Inc. .............. 1,287,018 24,594,914
Rithm Capital Corp. ....................... 1,187,506 9,500,048
Starwood Property Trust, Inc. ................. 801,506 14,178,641
63,988,162
a
Multi-Utilities  —  1 .5%
Ameren Corp. ........................... 706,034 60,994,277
CenterPoint Energy, Inc. .................... 1,728,516 50,922,081

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
38
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Multi-Utilities (continued)
CMS Energy Corp. ........................ 794,222 $ 48,749,346
Consolidated Edison, Inc. ................... 973,657 93,149,765
Dominion Energy, Inc. ...................... 2,284,780 127,742,050
DTE Energy Co. ......................... 529,235 57,972,402
NiSource, Inc. ........................... 1,117,944 31,257,714
Public Service Enterprise Group, Inc. ........... 1,366,047 85,309,635
Sempra Energy .......................... 863,478 130,523,335
WEC Energy Group, Inc. .................... 865,788 82,068,045
768,688,650
a
Office REITs  —  0 .3%
Alexandria Real Estate Equities, Inc. ............ 471,273 59,187,176
Boston Properties, Inc. ..................... 431,889 23,373,833
Cousins Properties, Inc. .................... 411,856 8,805,481
Douglas Emmett, Inc. ...................... 458,911 5,658,373
Highwoods Properties, Inc. .................. 282,225 6,544,798
Hudson Pacific Properties, Inc. ................ 375,789 2,498,997
JBG SMITH Properties ..................... 291,957 4,396,872
Kilroy Realty Corp. ........................ 322,152 10,437,725
SL Green Realty Corp. ..................... 182,474 4,291,788
Vornado Realty Trust ...................... 480,728 7,388,789
132,583,832
a
Oil, Gas & Consumable Fuels  —  7 .3%
Antero Midstream Corp. .................... 917,796 9,627,680
Antero Resources Corp.
(a)
................... 273,982 6,326,244
APA Corp. ............................. 878,700 31,685,922
Cheniere Energy, Inc. ...................... 290,206 45,736,466
Chesapeake Energy Corp. .................. 331,470 25,204,979
Chevron Corp. ........................... 5,310,482 866,458,243
ConocoPhillips .......................... 3,361,457 333,490,149
Coterra Energy, Inc. ....................... 1,805,365 44,303,657
Devon Energy Corp. ....................... 914,161 46,265,688
Diamondback Energy, Inc. ................... 210,091 28,398,000
DT Midstream, Inc. ........................ 264,084 13,037,827
EOG Resources, Inc. ...................... 432,621 49,591,345
EQT Corp. ............................. 1,008,527 32,182,097
Exxon Mobil Corp. ........................ 11,315,473 1,240,854,769
Hess Corp. ............................. 167,652 22,187,066
HF Sinclair Corp. ......................... 368,638 17,834,706
Kinder Morgan, Inc. , Class P ................. 5,452,344 95,470,543
Marathon Oil Corp. ........................ 1,738,603 41,656,928
Marathon Petroleum Corp. .................. 1,244,291 167,767,756
Occidental Petroleum Corp.
(b)
................. 381,322 23,805,932
ONEOK, Inc. ............................ 1,081,635 68,727,088
Ovintiv, Inc. ............................. 193,813 6,992,773
PDC Energy, Inc. ......................... 111,288 7,142,464
Phillips 66 .............................. 1,278,857 129,650,523
Pioneer Natural Resources Co. ............... 293,579 59,960,575
Range Resources Corp. .................... 219,527 5,810,880
Southwestern Energy Co.
(a) (b)
................. 2,802,904 14,014,520
Valero Energy Corp. ....................... 1,063,868 148,515,973
Vitesse Energy, Inc. ....................... 65,547 1,247,359
Williams Companies, Inc. (The) ............... 3,341,760 99,784,954
3,683,733,106
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 175,979 9,539,822
a
Passenger Airlines  —  0 .3%
Alaska Air Group, Inc.
(a)
..................... 344,688 14,463,108
American Airlines Group, Inc.
(a) (b)
.............. 1,769,705 26,103,149
Copa Holdings SA , Class A , NVS
(a) (b)
............ 78,395 7,239,778
JetBlue Airways Corp.
(a) (b)
................... 875,215 6,371,565
Southwest Airlines Co. ..................... 1,623,835 52,839,591
Security Shares Value
a
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a) (b)
............... 895,711 $ 39,635,212
146,652,403
a
Personal Care Products  —  0 .0%
Coty, Inc. , Class A
(a) (b)
...................... 965,715 11,646,523
a
Pharmaceuticals  —  5 .7%
Bristol-Myers Squibb Co. .................... 5,847,772 405,309,077
Catalent, Inc.
(a) (b)
......................... 336,083 22,084,014
Elanco Animal Health, Inc.
(a) (b)
................ 1,227,595 11,539,393
Eli Lilly & Co. ........................... 430,338 147,786,676
Jazz Pharmaceuticals PLC
(a)
................. 168,409 24,643,289
Johnson & Johnson ....................... 7,226,373 1,120,087,815
Merck & Co., Inc. ......................... 4,035,705 429,358,655
Organon & Co. .......................... 697,066 16,394,992
Perrigo Co. PLC ......................... 367,180 13,170,747
Pfizer, Inc. ............................. 15,519,190 633,182,952
Royalty Pharma PLC , Class A ................ 1,022,179 36,829,109
Viatris, Inc. ............................. 3,328,606 32,021,190
2,892,407,909
a
Professional Services  —  0 .7%
Automatic Data Processing, Inc. ............... 94,053 20,939,019
Broadridge Financial Solutions, Inc. ............ 29,534 4,328,798
CACI International, Inc. , Class A
(a) (b)
............ 63,772 18,894,368
Clarivate PLC
(a) (b)
......................... 1,291,859 12,130,556
Concentrix Corp. ......................... 117,186 14,243,958
CoStar Group, Inc.
(a)
....................... 948,194 65,283,157
Dun & Bradstreet Holdings, Inc. ............... 683,453 8,023,738
Equifax, Inc.
(b)
........................... 166,407 33,753,996
FTI Consulting, Inc.
(a) (b)
..................... 53,614 10,580,723
Genpact Ltd. ............................ 231,552 10,702,334
Jacobs Solutions, Inc. ...................... 345,308 40,577,143
KBR, Inc. .............................. 132,502 7,294,235
Leidos Holdings, Inc. ...................... 374,412 34,468,369
ManpowerGroup, Inc. ...................... 139,055 11,476,209
Robert Half International, Inc.
(b)
............... 34,744 2,799,324
Science Applications International Corp. ......... 151,232 16,251,391
SS&C Technologies Holdings, Inc. ............. 606,568 34,252,895
TransUnion ............................. 139,721 8,682,263
354,682,476
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a) (b)
................ 443,730 32,307,981
Howard Hughes Corp. (The)
(a) (b)
............... 99,850 7,988,000
Jones Lang LaSalle, Inc.
(a)
................... 131,166 19,083,342
Opendoor Technologies, Inc.
(a) (b)
............... 929,413 1,635,767
WeWork, Inc. , Class A
(a) (b)
................... 583,043 453,199
Zillow Group, Inc. , Class A
(a) (b)
................ 146,553 6,404,366
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 406,466 18,075,543
85,948,198
a
Residential REITs  —  0 .8%
American Homes 4 Rent , Class A .............. 847,979 26,668,940
Apartment Income REIT Corp. ................ 376,904 13,496,932
AvalonBay Communities, Inc. ................ 383,162 64,394,206
Camden Property Trust ..................... 261,336 27,398,466
Equity LifeStyle Properties, Inc. ............... 189,583 12,726,707
Equity Residential ........................ 1,015,699 60,941,940
Essex Property Trust, Inc. ................... 176,256 36,862,180
Invitation Homes, Inc. ...................... 1,673,991 52,278,739
Mid-America Apartment Communities, Inc. ........ 314,890 47,560,986
Sun Communities, Inc. ..................... 333,729 47,015,741
UDR, Inc. .............................. 898,125 36,877,012
426,221,849
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2023
(Percentages shown are based on Net Assets)
39
Schedule of Investments
Security Shares Value
a
Retail REITs  —  0 .6%
Brixmor Property Group, Inc. ................. 819,603 $ 17,637,857
Federal Realty Investment Trust ............... 221,535 21,894,304
Kimco Realty Corp. ....................... 1,659,664 32,413,238
National Retail Properties, Inc. ................ 498,543 22,010,673
Realty Income Corp. ....................... 1,721,811 109,025,072
Regency Centers Corp. .................... 468,555 28,666,195
Simon Property Group, Inc. .................. 460,863 51,602,830
Spirit Realty Capital, Inc. .................... 380,946 15,176,889
298,427,058
a
Road & Rail  —  0 .0%
U-Haul Holding Co. , Series N , NVS
(b)
........... 220,209 11,417,837
a
Semiconductors & Semiconductor Equipment  —  2 .6%
Advanced Micro Devices, Inc.
(a)
............... 940,218 92,150,766
Analog Devices, Inc. ....................... 1,109,131 218,742,816
Cirrus Logic, Inc.
(a)
........................ 150,883 16,503,582
First Solar, Inc.
(a) (b)
........................ 291,372 63,373,410
GlobalFoundries, Inc.
(a) (b)
.................... 130,526 9,421,367
Intel Corp. ............................. 11,368,246 371,400,597
Marvell Technology, Inc. .................... 2,328,353 100,817,685
Microchip Technology, Inc. ................... 213,629 17,897,838
Micron Technology, Inc. ..................... 2,417,656 145,881,363
MKS Instruments, Inc.
(b)
.................... 158,228 14,022,165
ON Semiconductor Corp.
(a) (b)
................. 447,144 36,808,894
Qorvo, Inc.
(a)
............................ 273,182 27,747,096
Skyworks Solutions, Inc. .................... 435,757 51,410,611
Teradyne, Inc. ........................... 39,703 4,268,469
Texas Instruments, Inc. ..................... 784,861 145,991,995
Wolfspeed, Inc.
(a) (b)
........................ 339,583 22,055,916
1,338,494,570
a
Software  —  1 .9%
ANSYS, Inc.
(a)
........................... 112,742 37,520,538
BILL Holdings, Inc.
(a) (b)
...................... 272,785 22,133,775
Black Knight, Inc.
(a)
........................ 384,197 22,114,379
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 281,801 2,527,755
Ceridian HCM Holding, Inc.
(a) (b)
................ 304,084 22,265,030
Dolby Laboratories, Inc. , Class A .............. 162,276 13,861,616
DoubleVerify Holdings, Inc.
(a)
................. 30,700 925,605
Dropbox, Inc. , Class A
(a) (b)
................... 50,868 1,099,766
Gen Digital, Inc. .......................... 966,248 16,580,816
Guidewire Software, Inc.
(a) (b)
.................. 224,768 18,442,214
Informatica, Inc. , Class A
(a) (b)
................. 81,977 1,344,423
Jamf Holding Corp.
(a) (b)
..................... 25,611 497,366
Manhattan Associates, Inc.
(a)
................. 65,282 10,108,918
nCino, Inc.
(a) (b)
........................... 155,402 3,850,861
NCR Corp.
(a) (b)
........................... 336,885 7,947,117
Nutanix, Inc. , Class A
(a) (b)
.................... 300,755 7,816,622
Oracle Corp. ............................ 1,313,680 122,067,146
Paycor HCM, Inc.
(a) (b)
...................... 167,359 4,438,361
Procore Technologies, Inc.
(a) (b)
................ 53,330 3,340,058
Roper Technologies, Inc. .................... 289,756 127,692,572
Salesforce, Inc.
(a) (b)
........................ 2,077,044 414,951,850
SentinelOne, Inc. , Class A
(a) (b)
................ 156,080 2,553,469
Teradata Corp.
(a)
......................... 127,830 5,148,992
Tyler Technologies, Inc.
(a)
................... 14,318 5,077,735
UiPath, Inc. , Class A
(a) (b)
.................... 936,585 16,446,433
Unity Software, Inc.
(a) (b)
..................... 211,661 6,866,283
VMware, Inc. , Class A
(a)
.................... 300,373 37,501,569
Zoom Video Communications, Inc. , Class A
(a) (b)
..... 333,071 24,593,963
959,715,232
a
Security Shares Value
a
Specialized REITs  —  1 .2%
American Tower Corp. ..................... 296,824 $ 60,653,016
CubeSmart ............................. 612,301 28,300,552
Digital Realty Trust, Inc. .................... 787,046 77,374,492
EPR Properties .......................... 202,546 7,717,003
Equinix, Inc. ............................ 62,335 44,946,028
Extra Space Storage, Inc. ................... 320,239 52,176,540
Gaming and Leisure Properties, Inc. ............ 669,650 34,861,979
Iron Mountain, Inc. ........................ 200,757 10,622,053
Lamar Advertising Co. , Class A ............... 28,460 2,842,870
Life Storage, Inc. ......................... 230,248 30,183,210
National Storage Affiliates Trust ............... 235,464 9,837,686
Public Storage ........................... 88,259 26,666,574
Rayonier, Inc. ........................... 401,844 13,365,332
SBA Communications Corp. , Class A ............ 225,720 58,928,721
VICI Properties, Inc. ....................... 2,750,399 89,718,015
Weyerhaeuser Co. ........................ 2,017,725 60,794,054
608,988,125
a
Specialty Retail  —  1 .5%
Advance Auto Parts, Inc. .................... 149,588 18,191,397
AutoNation, Inc.
(a)
......................... 92,117 12,376,840
AutoZone, Inc.
(a)
......................... 4,759 11,698,336
Bath & Body Works, Inc. .................... 625,889 22,895,020
Best Buy Co., Inc. ........................ 372,502 29,155,732
Burlington Stores, Inc.
(a)
.................... 10,954 2,213,803
CarMax, Inc.
(a) (b)
.......................... 381,894 24,548,146
Dick's Sporting Goods, Inc. .................. 146,482 20,784,331
GameStop Corp. , Class A
(a) (b)
................. 742,220 17,085,904
Gap, Inc. (The) .......................... 538,826 5,409,813
Home Depot, Inc. (The) .................... 1,175,241 346,837,124
Leslie's, Inc.
(a) (b)
.......................... 47,291 520,674
Lithia Motors, Inc. ........................ 74,211 16,989,124
Lowe's Companies, Inc. .................... 227,608 45,514,772
O'Reilly Automotive, Inc.
(a)
................... 100,725 85,513,510
Penske Automotive Group, Inc.
(b)
.............. 70,710 10,027,385
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 218,579 1,967,211
RH
(a) (b)
................................ 31,349 7,635,049
Ross Stores, Inc. ......................... 538,791 57,181,889
Victoria's Secret & Co.
(a) (b)
................... 63,914 2,182,663
Wayfair, Inc. , Class A
(a) (b)
.................... 78,867 2,708,293
Williams-Sonoma, Inc. ..................... 37,912 4,612,374
746,049,390
a
Technology Hardware, Storage & Peripherals  —  0 .3%
Dell Technologies, Inc. , Class C ............... 551,644 22,181,605
Hewlett Packard Enterprise Co. ............... 3,525,976 56,168,798
HP, Inc. ............................... 1,458,279 42,800,489
Western Digital Corp.
(a)
..................... 873,866 32,918,532
154,069,424
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Capri Holdings Ltd.
(a)
...................... 336,058 15,794,726
Carter's, Inc. ............................ 101,792 7,320,881
Columbia Sportswear Co.
(b)
.................. 97,796 8,825,111
Deckers Outdoor Corp.
(a) (b)
................... 8,482 3,813,083
Hanesbrands, Inc. ........................ 955,335 5,025,062
PVH Corp. ............................. 173,750 15,491,550
Ralph Lauren Corp. , Class A ................. 110,668 12,911,636
Skechers USA, Inc. , Class A
(a)
................ 310,323 14,746,549
Tapestry, Inc. ............................ 562,913 24,267,179
Under Armour, Inc. , Class A
(a) (b)
............... 514,822 4,885,661
Under Armour, Inc. , Class C
(a)
................ 528,042 4,504,198
VF Corp. .............................. 958,889 21,968,147
139,553,783
a

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)
40
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Tobacco  —  1 .3%
Altria Group, Inc. ......................... 4,922,501 $ 219,641,994
Philip Morris International, Inc. ................ 4,254,771 413,776,480
633,418,474
a
Trading Companies & Distributors  —  0 .2%
Air Lease Corp. , Class A .................... 286,923 11,296,159
Core & Main, Inc. , Class A
(a) (b)
................ 127,815 2,952,526
MSC Industrial Direct Co., Inc. , Class A .......... 128,036 10,755,024
SiteOne Landscape Supply, Inc.
(a) (b)
............. 47,448 6,494,208
United Rentals, Inc. ....................... 103,564 40,986,489
Univar Solutions, Inc.
(a) (b)
.................... 439,445 15,393,758
Watsco, Inc.
(b)
........................... 42,583 13,548,207
WESCO International, Inc. ................... 58,134 8,984,028
110,410,399
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 529,341 77,543,163
Essential Utilities, Inc. ...................... 633,179 27,638,263
105,181,426
a
Security Shares Value
a
Wireless Telecommunication Services  —  0 .5%
T-Mobile U.S., Inc.
(a) (b)
...................... 1,610,113 $ 233,208,767
a
Total Long-Term Investments — 99.7%
(Cost: $ 47,556,805,614 ) .............................. 50,445,813,655
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(c) (d) (e)
...................... 696,811,773 697,020,816
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.73%
(c) (d)
............................ 75,727,321 75,727,321
a
Total Short-Term Securities — 1.5%
(Cost: $ 772,304,043 ) ................................ 772,748,137
Total Investments — 101.2%
(Cost: $ 48,329,109,657 ) .............................. 51,218,561,792
Liabilities in Excess of Other Assets — ( 1 .2 ) % ............... (623,481,940)
Net Assets — 100.0% ................................. $ 50,595,079,852
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 555,372,018 $ 141,259,534
(a)
$ — $ 20,679 $ 368,585 $ 697,020,816 696,811,773 $ 8,775,629
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 115,810,000 — (40,082,679)
(a)
— — 75,727,321 75,727,321 2,253,773 57
BlackRock, Inc. .. 303,843,926 75,832,100 (72,837,840) 27,142,243 (61,496,699) 272,483,730 407,227 8,211,515 —
$ 27,162,922 $ (61,128,114)
$ 1,045,231,867
$ 19,240,917 $ 57
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(continued)
March 31, 2023
41
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
DJIA Mini e-CBOT Index ................................................................. 353 06/16/23 $ 59,057 $ 2,053,591
S&P 500 E-Mini Index ................................................................... 155 06/16/23 32,068 1,695,070
S&P MidCap 400 E-Mini Index ............................................................. 193 06/16/23 48,823 1,250,907
$ 4,999,568
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 4,999,568 $ — $ — $ — $ 4,999,568
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (11,287,759) $ — $ — $ — $ (11,287,759)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 569,136 $ — $ — $ — $ 569,136
Futures contracts
Average notional value of contracts — long ................................................................................... $ 126,764,798
a

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Russell 1000 Value ETF
42
2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 50,445,530,917  $ 282,738  $ —  $ 50,445,813,655
Short-Term Securities
Money Market Funds ...................................... 772,748,137  —  —  772,748,137
$ 51,218,279,054  $ 282,738  $ —  $ 51,218,561,792
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,999,568  $ —  $ —  $ 4,999,568
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

43
Financial Statements
Statements of Assets and Liabilities
March 31, 2023
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth
ETF
iShares
Russell 1000 Value
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 28,223,694,497  $ 63,442,637,709  $ 50,173,329,925
Investments, at value — affiliated
(c)
........................................................ 532,264,932  1,285,235,914  1,045,231,867
Cash ............................................................................ 2,362,052  1,361,692  8,450,362
Cash pledged:
Futures contracts .................................................................. 3,617,000  6,850,840  8,154,740
Receivables:
Investments sold .................................................................. 280,463  420,839  688,712
Securities lending income — affiliated .................................................... 500,986  447,855  1,297,508
Capital shares sold ................................................................. 842,850  48,723  42,240
Dividends — unaffiliated ............................................................. 20,534,231  18,228,111  60,147,371
Dividends — affiliated ............................................................... 191,124  385,414  298,073
Interest — unaffiliated ............................................................... 6,203  8,860  20,735
Variation margin on futures contracts ..................................................... 944,700  1,603,676  2,040,653
Total assets .......................................................................
28,785,239,038  64,757,229,633  51,299,702,186
LIABILITIES
Collateral on securities loaned ........................................................... 415,615,851  1,194,397,371  696,641,388
Payables:
Investment advisory fees ............................................................. 3,501,063  9,572,542  7,980,946
Total liabilities ......................................................................
419,116,914  1,203,969,913  704,622,334
NET ASSETS ......................................................................
$ 28,366,122,124  $ 63,553,259,720  $ 50,595,079,852
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 26,700,982,493  $ 56,313,721,025  $ 50,749,765,934
Accumulated earnings (loss) ............................................................ 1,665,139,631  7,239,538,695  (154,686,082)
NET ASSETS ......................................................................
$ 28,366,122,124  $ 63,553,259,720  $ 50,595,079,852
NET ASSET VALUE
Shares outstanding .................................................................. 125,950,000  259,950,000  332,100,000
Net asset value ..................................................................... $ 225.22  $ 244.48  $ 152.35
Shares authorized ................................................................... Unlimited Unlimited Unlimited
Par value ......................................................................... None None None
(a)
Securities loaned, at value ........................................................... $ 419,606,089  $ 1,202,858,228  $ 698,213,380
(b)
Investments, at cost — unaffiliated ...................................................... $ 25,351,794,609  $ 51,579,382,982  $ 47,309,929,073
(c)
Investments, at cost — affiliated ........................................................ $ 526,163,631  $ 1,284,550,516  $ 1,019,180,584

44
2023
iShares Annual Report to Shareholders
Statements of Operations
Year Ended March 31, 2023
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth
ETF
iShares
Russell 1000 Value
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 452,186,129  $ 619,093,956  $ 1,202,315,975
Dividends — affiliated .............................................................. 3,329,225  2,558,522  10,465,288
Interest — unaffiliated .............................................................. 103,430  201,513  220,410
Securities lending income — affiliated — net ............................................... 3,934,343  5,869,379  8,775,629
Foreign taxes withheld ............................................................. (66,813) (46,823) (215,093)
Total investment income ..............................................................
459,486,314  627,676,547  1,221,562,209
EXPENSES
Investment advisory ............................................................... 41,496,038  113,807,003  99,238,656
Total expenses .................................................................... 41,496,038  113,807,003  99,238,656
Net investment income ...............................................................
417,990,276  513,869,544  1,122,323,553
—  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................... (384,777,709) (2,846,591,199) (168,730,874)
Investments — affiliated ........................................................... (321,035) 30,100  (1,749,464)
Capital gain distributions from underlying funds — affiliated ................................... 26  56  57
Futures contracts ............................................................... (5,067,302) (15,067,472) (11,287,759)
In-kind redemptions — unaffiliated
(a)
................................................... 2,758,387,727  7,187,172,652  3,377,740,058
In-kind redemptions — affiliated
(a)
.................................................... 6,807,100  —  28,912,386
2,375,028,807  4,325,544,137  3,224,884,404
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................... (5,281,153,272) (12,458,461,715) (7,661,343,560)
Investments — affiliated ........................................................... (15,241,525) 560,438  (61,128,114)
Futures contracts ............................................................... 371,186  542,771  569,136
(5,296,023,611) (12,457,358,506) (7,721,902,538)
Net realized and unrealized loss .........................................................
(2,920,994,804) (8,131,814,369) (4,497,018,134)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................
$ (2,503,004,528) $ (7,617,944,825) $ (3,374,694,581)
(a)
See Note 2 of the Notes to Financial Statements.

45
Financial Statements
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Russell 1000 ETF
iShares
Russell 1000 Growth ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 417,990,276  $ 352,228,600  $ 513,869,544  $ 393,666,414
Net realized gain ............................................. 2,375,028,807  2,691,261,956  4,325,544,137  11,550,274,041
Net change in unrealized appreciation (depreciation) ..................... (5,296,023,611) 581,292,941  (12,457,358,506) (2,627,760,691)
Net increase (decrease) in net assets resulting from operations ................
(2,503,004,528) 3,624,783,497  (7,617,944,825) 9,316,179,764
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(422,432,329) (357,765,384) (543,297,716) (401,934,860)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
871,090,503  5,598,922  979,744,660  (1,335,411,437)
NET ASSETS
Total increase (decrease) in net assets ................................ (2,054,346,354) 3,272,617,035  (7,181,497,881) 7,578,833,467
Beginning of year ...............................................
30,420,468,478  27,147,851,443  70,734,757,601  63,155,924,134
End of year ...................................................
$ 28,366,122,124  $ 30,420,468,478  $ 63,553,259,720  $ 70,734,757,601
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

46
2023
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Russell 1000 Value ETF
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 1,122,323,553  $ 974,949,729
Net realized gain ................................................................................ 3,224,884,404  4,757,318,937
Net change in unrealized appreciation (depreciation) ........................................................ (7,721,902,538) 219,585,533
Net increase (decrease) in net assets resulting from operations ...................................................
(3,374,694,581) 5,951,854,199
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(1,145,296,254) (973,061,947)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........................................
(2,850,447,198) 1,878,160,955
NET ASSETS
Total increase (decrease) in net assets ................................................................... (7,370,438,033) 6,856,953,207
Beginning of year ..................................................................................
57,965,517,885  51,108,564,678
End of year ......................................................................................
$ 50,595,079,852  $ 57,965,517,885
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

47
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year ........................
$ 250.07  $ 223.72  $ 141.59  $ 157.27  $ 146.79
Net investment income
(a)
.............................. 3 .31  2 .88  2 .74  2 .96  2 .74
Net realized and unrealized gain (loss)
(b)
....................
(24.81) 26.40  82.26  (15.46) 10.60
Net increase (decrease) from investment operations .............
(21.50) 29.28  85.00  (12.50) 13.34
Distributions from net investment income
(c)
.................... ( 3 .35 ) ( 2 .93 ) ( 2 .87 ) ( 3 .18 ) ( 2 .86 )
Net asset value, end of year ............................
$ 225.22  $ 250.07  $ 223.72  $ 141.59  $ 157.27
Total Return
(d)
– – – – –
Based on net asset value ...............................
( 8 .51 ) % 13.09% 60.37% ( 8 .15 ) % 9 .18%
(e)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ......................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income .................................
1 .51% 1 .17% 1 .44% 1 .78% 1 .80%
Supplemental Data
Net assets, end of year (000) .............................
$ 28,366,122  $ 30,420,468  $ 27,147,851  $ 17,924,896  $ 19,312,905
Portfolio turnover rate
(g)
.................................
5% 6% 5% 5% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.

48
2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 Growth ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year ..........................
$ 277.39  $ 243.05  $ 150.69  $ 151.33  $ 136.02
Net investment income
(a)
................................ 1 .96  1 .53  1 .54  1 .72  1 .69
Net realized and unrealized gain (loss)
(b)
......................
(32.81) 34.37  92.34  ( 0 .62 ) 15.31
Net increase (decrease) from investment operations ...............
(30.85) 35.90  93.88  1 .10  17.00
Distributions from net investment income
(c)
...................... ( 2 .06 ) ( 1 .56 ) ( 1 .52 ) ( 1 .74 ) ( 1 .69 )
Net asset value, end of year ..............................
$ 244.48  $ 277.39  $ 243.05  $ 150.69  $ 151.33
Total Return
(d)
– – – – –
Based on net asset value .................................
(11.06) % 14.77% 62.44% 0 .68% 12.57%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .19% 0 .18% 0 .19% 0 .19% 0 .19%
Net investment income ...................................
0 .85% 0 .55% 0 .72% 1 .05% 1 .17%
Supplemental Data
Net assets, end of year (000) ...............................
$ 63,553,260  $ 70,734,758  $ 63,155,924  $ 42,834,345  $ 42,729,330
Portfolio turnover rate
(f)
...................................
14% 13% 14% 18% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

49
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Russell 1000 Value ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of year ........................
$ 165.88  $ 151.43  $ 99.22  $ 123.48  $ 119.95
Net investment income
(a)
.............................. 3 .24  2 .83  2 .69  3 .14  2 .86
Net realized and unrealized gain (loss)
(b)
....................
(13.46) 14.44  52.15  (23.93) 3 .67
Net increase (decrease) from investment operations .............
(10.22) 17.27  54.84  (20.79) 6 .53
Distributions from net investment income
(c)
.................... ( 3 .31 ) ( 2 .82 ) ( 2 .63 ) ( 3 .47 ) ( 3 .00 )
Net asset value, end of year ............................
$ 152.35  $ 165.88  $ 151.43  $ 99.22  $ 123.48
Total Return
(d)
– – – – –
Based on net asset value ...............................
( 6 .07 ) % 11.45% 55.84% (17.30) % 5 .53%
(e)
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ......................................
0 .19% 0 .18% 0 .19% 0 .19% 0 .19%
Net investment income .................................
2 .12% 1 .75% 2 .15% 2 .46% 2 .36%
Supplemental Data
Net assets, end of year (000) .............................
$ 50,595,080  $ 57,965,518  $ 51,108,565  $ 31,175,791  $ 37,877,550
Portfolio turnover rate
(g)
.................................
15% 17% 18% 16% 17%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
50
2023
iShares Annual Report to Shareholders
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
Russell 1000 ........................................................................................................ Diversified
Russell 1000 Growth .................................................................................................. Diversified
Russell 1000 Value ................................................................................................... Diversified

Notes to Financial Statements
( continued)
51
Notes to Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
52
2023
iShares Annual Report to Shareholders
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Russell 1000
Barclays Bank PLC ............................................... $ 24,598,339 $ (24,598,339) $ — $ —
Barclays Capital, Inc. ............................................. 2,588,049 (2,576,358) — 11,691
BNP Paribas SA ................................................. 14,551,396 (14,211,549) — 339,847
BofA Securities, Inc. .............................................. 11,552,067 (11,552,067) — —
Citadel Clearing LLC .............................................. 14,842,184 (14,842,184) — —
Citigroup Global Markets, Inc. ........................................ 24,696,652 (24,118,429) — 578,223
Deutsche Bank Securities, Inc. ....................................... 353,521 (353,521) — —
Goldman Sachs & Co. LLC ......................................... 97,195,302 (95,641,005) — 1,554,297
HSBC Bank PLC ................................................ 13,469,601 (13,469,601) — —
ING Financial Markets LLC ......................................... 52,569 (50,980) — 1,589
J.P. Morgan Securities LLC ......................................... 19,004,504 (19,004,504) — —
Jefferies LLC ................................................... 517,703 (517,703) — —
Morgan Stanley ................................................. 52,020,328 (51,528,487) — 491,841
National Financial Services LLC ...................................... 54,460 (54,151) — 309
Natixis SA ..................................................... 2,453,572 (2,431,037) — 22,535
RBC Capital Markets LLC .......................................... 35,303,333 (35,114,389) — 188,944
Scotia Capital (USA), Inc. .......................................... 8,506,918 (8,506,918) — —
SG Americas Securities LLC ........................................ 4,095,012 (4,095,012) — —
State Street Bank & Trust Co. ........................................ 3,878,715 (3,878,715) — —
Toronto-Dominion Bank ............................................ 61,775,890 (60,563,556) — 1,212,334
UBS AG ...................................................... 22,523,422 (22,172,183) — 351,239
UBS Securities LLC .............................................. 2,008,101 (1,972,228) — 35,873
Wells Fargo Bank NA ............................................. 671,631 (671,631) — —
Wells Fargo Securities LLC ......................................... 2,892,820 (2,892,820) — —
$ 419,606,089 $ (414,817,367)
$ —
$ 4,788,722
a
Russell 1000 Growth
Barclays Bank PLC ............................................... 66,089,764 (65,635,706) — 454,058
Barclays Capital, Inc. ............................................. 9,678,533 (9,556,988) — 121,545
BNP Paribas SA ................................................. 43,287,092 (43,011,218) — 275,874
BofA Securities, Inc. .............................................. 8,031,852 (7,977,611) — 54,241
Citadel Clearing LLC .............................................. 6,922,577 (6,921,970) — 607
Citigroup Global Markets, Inc. ........................................ 79,550,370 (78,012,044) — 1,538,326
Credit Suisse Securities (USA) LLC .................................... 40,932 (40,932) — —
Deutsche Bank Securities, Inc. ....................................... 993 (993) — —
Goldman Sachs & Co. LLC ......................................... 260,972,835 (255,977,169) — 4,995,666
HSBC Bank PLC ................................................ 62,953,709 (62,953,709) — —
ING Financial Markets LLC ......................................... 22,914 (22,805) — 109
J.P. Morgan Securities LLC ......................................... 92,488,128 (92,488,128) — —
Jefferies LLC ................................................... 4,248,828 (4,248,828) — —
Morgan Stanley ................................................. 123,302,750 (121,891,768) — 1,410,982
National Financial Services LLC ...................................... 693,566 (686,797) — 6,769
Natixis SA ..................................................... 53,883,620 (53,707,513) — 176,107
Nomura Securities International, Inc. ................................... 1,408 (1,394) — 14
RBC Capital Markets LLC .......................................... 154,070,371 (152,689,993) — 1,380,378
Scotia Capital (USA), Inc. .......................................... 30,277,684 (30,277,684) — —
SG Americas Securities LLC ........................................ 5,235,367 (5,235,367) — —
State Street Bank & Trust Co. ........................................ 6,745,840 (6,745,840) — —
Toronto-Dominion Bank ............................................ 90,975,706 (90,975,706) — —
UBS AG ...................................................... 77,324,124 (76,400,723) — 923,401
UBS Securities LLC .............................................. 5,219,730 (5,170,684) — 49,046
Virtu Americas LLC ............................................... 2,274,427 (2,274,427) — —
Wells Fargo Bank NA ............................................. 14,795,967 (14,630,669) — 165,298
Wells Fargo Securities LLC ......................................... 3,769,141 (3,769,141) — —
$ 1,202,858,228 $ (1,191,305,807)
$ —
$ 11,552,421
a

Notes to Financial Statements
( continued)
53
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Russell 1000 Value
Barclays Bank PLC ............................................... $ 66,102,559 $ (66,102,559) $ — $ —
Barclays Capital, Inc. ............................................. 13,317,557 (12,989,641) — 327,916
BNP Paribas SA ................................................. 92,231,748 (91,588,774) — 642,974
BofA Securities, Inc. .............................................. 13,246,295 (13,246,295) — —
Citadel Clearing LLC .............................................. 21,266,337 (21,266,337) — —
Citigroup Global Markets, Inc. ........................................ 41,075,323 (41,074,910) — 413
Credit Suisse Securities (USA) LLC .................................... 425 (425) — —
Deutsche Bank Securities, Inc. ....................................... 69,169 (69,169) — —
Goldman Sachs & Co. LLC ......................................... 101,651,357 (100,732,886) — 918,471
HSBC Bank PLC ................................................ 15,401,747 (15,145,530) — 256,217
ING Financial Markets LLC ......................................... 1,382 (1,262) — 120
J.P. Morgan Securities LLC ......................................... 92,284,765 (92,284,765) — —
Jefferies LLC ................................................... 4,815,703 (4,810,986) — 4,717
Morgan Stanley ................................................. 100,461,103 (99,626,516) — 834,587
National Financial Services LLC ...................................... 446,716 (446,716) — —
Natixis SA ..................................................... 513,406 (513,406) — —
Nomura Securities International, Inc. ................................... 2,293,799 (2,293,799) — —
RBC Capital Markets LLC .......................................... 43,817,665 (43,817,665) — —
Scotia Capital (USA), Inc. .......................................... 16,108,876 (16,108,876) — —
SG Americas Securities LLC ........................................ 2,224,101 (2,224,101) — —
State Street Bank & Trust Co. ........................................ 813,741 (813,741) — —
Toronto-Dominion Bank ............................................ 29,366,328 (29,118,718) — 247,610
UBS AG ...................................................... 13,218,295 (13,218,295) — —
UBS Securities LLC .............................................. 6,932,360 (6,763,134) — 169,226
Virtu Americas LLC ............................................... 7,157,865 (7,157,865) — —
Wells Fargo Bank NA ............................................. 9,147,989 (9,147,989) — —
Wells Fargo Securities LLC ......................................... 4,246,769 (4,213,043) — 33,726
$ 698,213,380 $ (694,777,403)
$ —
$ 3,435,977
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
54
2023
iShares Annual Report to Shareholders
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the following Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended March 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
iShares ETF Investment Advisory Fees
Russell 1000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2000%
Over $121 billion, up to and including $181 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1900
Over $181 billion, up to and including $231 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1805
Over $231 billion, up to and including $281 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1715
Over $281 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1630
iShares ETF Amounts
Russell 1000 ....................................................................................................... $ 1,138,600
Russell 1000 Growth ................................................................................................. 1,858,543
Russell 1000 Value .................................................................................................. 2,442,487

Notes to Financial Statements
( continued)
55
Notes to Financial Statements
For the year ended March 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2023, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Russell 1000 ................................................................... $ 368,340,293  $ 264,708,492  $ (146,321,661)
Russell 1000 Growth ............................................................. 6,058,201,005  4,439,004,663  (1,994,986,516)
Russell 1000 Value .............................................................. 5,546,374,150  5,653,994,312  208,841,032
iShares ETF Purchases Sales
Russell 1000 ..................................................................................... $ 1,326,731,721  $ 1,319,568,393
Russell 1000 Growth ............................................................................... 8,732,944,779  8,768,506,029
Russell 1000 Value ................................................................................ 8,141,249,047  8,207,484,058
iShares ETF In-kind Purchases In-kind Sales
Russell 1000 ..................................................................................... $ 8,032,785,700  $ 7,164,649,558
Russell 1000 Growth ............................................................................... 14,931,981,890  13,958,030,192
Russell 1000 Value ................................................................................ 9,124,563,218  11,967,983,535
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Russell 1000 ..................................................................................... $ 2,752,712,917  $ (2,752,712,917)
Russell 1000 Growth ............................................................................... 7,164,126,222  (7,164,126,222)
Russell 1000 Value ................................................................................ 3,372,057,021  (3,372,057,021)
iShares ETF
Year Ended
03/31/23
Year Ended
03/31/22
Russell 1000
Ordinary income .......................................................................................... $ 422,432,329  $ 357,765,384
Russell 1000 Growth
Ordinary income .......................................................................................... $ 543,297,716  $ 401,934,860
Russell 1000 Value
Ordinary income .......................................................................................... $ 1,145,296,254  $ 973,061,947

Notes to Financial Statements
(continued)
56
2023
iShares Annual Report to Shareholders
As of March 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
As of March 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
iShares ETF
Non-expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Losses
(c)
Total
Russell 1000 ................................................
$ (1,048,166,720) $ 2,713,343,133  $ (36,782) $ 1,665,139,631
Russell 1000 Growth ..........................................
(4,435,951,491) 11,675,490,186  —  7,239,538,695
Russell 1000 Value ...........................................
(2,653,752,716) 2,499,134,218  (67,584) (154,686,082)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income, the characterization of corporate actions and the timing and recognition of realized gains (losses) for tax purposes.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Russell 1000 ................................................. $ 26,042,445,403  $ 4,846,837,892  $ (2,133,323,866) $ 2,713,514,026
Russell 1000 Growth ........................................... 53,052,383,437  14,380,708,435  (2,705,218,249) 11,675,490,186
Russell 1000 Value ............................................ 48,718,788,322  6,754,877,548  (4,255,104,078) 2,499,773,470

Notes to Financial Statements
( continued)
57
Notes to Financial Statements
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/23
Year Ended
03/31/22
iShares ETF Shares Amount Shares Amount
Russell 1000
Shares sold ............................................... 37,350,000  $ 8,061,887,621  22,500,000  $ 5,575,530,487
Shares redeemed ........................................... (33,050,000) (7,190,797,118) (22,200,000) (5,569,931,565)
4,300,000  $ 871,090,503  300,000  $ 5,598,922
Russell 1000 Growth
Shares sold ............................................... 65,450,000  $ 14,964,701,868  70,050,000  $ 19,313,363,514
Shares redeemed ........................................... (60,500,000) (13,984,957,208) (74,900,000) (20,648,774,951)
4,950,000  $ 979,744,660  (4,850,000) $ (1,335,411,437)
Russell 1000 Value
Shares sold ............................................... 61,100,000  $ 9,177,683,939  79,150,000  $ 12,783,707,883
Shares redeemed ........................................... (78,450,000) (12,028,131,137) (67,200,000) (10,905,546,928)
(17,350,000) $ (2,850,447,198) 11,950,000  $ 1,878,160,955

Report of Independent Registered Public Accounting Firm
58
2023
iShares Annual Report to Shareholders
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2023, the related statements of operations for the year ended March 31,
2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2023 and each of the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 25, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
    iShares Russell 1000 ETF
    iShares Russell 1000 Growth ETF
    iShares Russell 1000 Value ETF

Important Tax Information
(unaudited)
59
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2023 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2023 :
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Russell 1000 ........................................................................................................ $ 429,655,892
Russell 1000 Growth .................................................................................................. 601,454,056
Russell 1000 Value ................................................................................................... 1,128,231,036
iShares ETF
Qualified Business
Income
Russell 1000 ........................................................................................................ $ 15,375,101
Russell 1000 Growth .................................................................................................. 17,189,245
Russell 1000 Value ................................................................................................... 42,728,577
iShares ETF
Dividends-Received
Deduction
Russell 1000 ........................................................................................................ 98 .53%
Russell 1000 Growth .................................................................................................. 100 .00
Russell 1000 Value ................................................................................................... 99 .41

Statement Regarding Liquidity Risk Management Program
(unaudited)
60
2023
iShares Annual Report to Shareholders
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Russell 1000 ETF, iShares Russell 1000 Growth ETF and iShares Russell 1000 Value ETF (the “Funds” or
“ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size
(“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
61
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
March 31, 2023
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, ( “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
Rather, the Company is only required to comply with certain disclosure, reporting and transparency obligations of AIFMD because it has registered the iShares Russell 1000
Value ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
The Company is required under AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the business they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Russell 1000 ...................... $ 3 .346539  $ —  $ —  $ 3 .346539  100% — % — % 100%
Russell 1000 Growth
(a)
............... 2 .021392  —  0 .042879  2 .064271  98 — 2 100
Russell 1000 Value
(a)
................ 3 .247551  —  0 .067055  3 .314606  98 — 2 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Supplemental Information
(unaudited) (continued)
62
2023
iShares Annual Report to Shareholders
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2022 was USD 4,121 million. This figure is comprised of fixed remuneration of USD 685 million and variable remuneration of USD 3,436 million. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2022, to its senior management was
USD 2,958 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 970 million.
These figures relate to the entire Company and not to the Fund.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares Russell 1000 Value ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Trustee and Officer Information
(unaudited)
63
Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 380 funds as of March 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles
Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(1957)
Trustee (since 2009). President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since 2019). Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of
BlackRock’s ETF and Index Investments Business (since 2019); Head of
BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of
Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey &
Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Kerrigan (1955)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D.
Carlin (1956)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L.
Fagnani (1954)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and
Personnel Committee (since 2022); Chair (1994-2005) and Member (1992-2021)
of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward
Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-
2018); Director (1998-2013) and President (2007-2011) of the Board of Directors,
Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and
Investment Committee (2006-2010) of the Thacher School; Director of the Senior
Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the
Arts (since 2021); Member of the Wyoming State Investment Funds Committee
(since 2022).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).

Trustee and Officer Information
(unaudited) (continued)
64
2023
iShares Annual Report to Shareholders
Officers
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Drew E.
Lawton (1959)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).
John E.
Martinez (1961)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke
Professor of Accounting, Stanford University Graduate School of Business
(2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017);
Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik
Rohé (1973)
President (since 2023). Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America
(2019-2023).
Trent
Walker (1974)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC,
BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive
Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer
(2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT,
PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles
Park (1967)
Chief Compliance
Officer (since 2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa
Rolland (1980)
Secretary (since 2022). Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc.
(2010-2017).
Rachel
Aguirre (1982)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since
2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of
Developed Markets Portfolio Engineering (2016-2019).
Jennifer
Hsui (1976)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James
Mauro (1970)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management (since 2020).
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Independent Trustees (
continued
)

General Information
65
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
66
2023
iShares Annual Report to Shareholders
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-AR-317-0323
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

March 31, 2023
iShares Trust
iShares Focused Value Factor ETF | FOVL | NYSE Arca
iShares US Small Cap Value Factor ETF | SVAL | Cboe BZX
2023 Annual Report

Significant economic headwinds emerged during the 12-month reporting period ended March 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks declined, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes.
The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and accelerated the reduction of its balance sheet.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity. Although the Fed has decelerated the pace of interest rate hikes, we believe that it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the knock-on effects of substantially higher interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar provides a supportive backdrop. We also see long-term opportunities in credit, where we believe that valuations are appealing and higher yields provide attractive income, although we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. However, we believe there are still some strong opportunities for a six- to twelve-month horizon, particularly short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of March 31, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
15.62% (7.73)%
U.S. small cap equities
(Russell 2000
®
Index)
9.14 (11.61)
International equities
(MSCI Europe, Australasia,
Far East Index)
27.27 (1.38)
Emerging market equities
(MSCI Emerging Markets
Index)
14.04 (10.70)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
1.93 2.52
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.38 (6.90)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
4.89 (4.78)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.00 0.26
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
7.88 (3.35)
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Important Tax Information
(Unaudited)
................................................................................................. 34

Market Overview
4
2023
iShares Annual Report to Shareholders
iShares Trust
Domestic Market Overview
U.S. stocks declined for the 12 months ended March 31, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned -8.58%. Elevated inflation and rapid tightening of monetary policy dampened growth and weighed on equities. Higher interest rates drove bond yields higher and increased borrowing costs for businesses and consumers. Equities began to recover in the second half of the reporting period, as the broader economy remained resilient and the pace of inflation declined. In March 2023, two banks suddenly failed, representing the second and third largest bank failures in U.S. history by asset value. This drove concern among investors about the resiliency of the financial system in the face of rapidly rising interest rates. However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity, and equity prices recovered.
Inflation was a significant driver of the economic outlook. As the reporting period began, the consumer price index, a widely followed measure of inflation, stood at multi-
decade highs. Strong consumer spending and a tight labor market, along with continued supply chain disruptions in Asia, combined to drive prices higher. But the rate of inflation began to decline as the reporting period wore on, decelerating for nine consecutive months beginning in July 2022. Nonetheless, inflation remained elevated by historic standards, and higher prices negatively impacted both consumers and businesses.
The U.S. economy recovered from a decline in the first half of 2022 to post modest growth in the third and fourth quarters of 2022. Consumers continued to power the economy with growing spending, despite higher prices for many consumer goods and services. The strong labor market supported spending, as unemployment remained very low, at one point dropping to the lowest recorded level since 1969. Furthermore, the labor force participation rate—which measures the total proportion of employed persons of working age—rose, indicating that more people were being drawn into the labor force. Amid tightening labor supply, wages rose significantly, with the largest gains at the lower end of the wage spectrum.
To contain inflation, the U.S. Federal Reserve (“Fed”) tightened monetary policy rapidly, raising short-term interest rates eight times over the course of the reporting period.
The pace of tightening accelerated as the Fed twice stepped up the increment of increase before reducing it again as inflation began to subside. The Fed also started to reduce the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. While the Fed indicated that more tightening could be needed to achieve its long-term inflation goal, it sounded a more cautious note about the potential for further interest rate increases near the end of the reporting period.
Despite economic headwinds, corporate profits remained robust, and many companies were able to sufficiently raise prices to preserve profit margins even in the face of rising labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022, and the yield curve (a graphical representation of U.S. Treasury rates at different maturities) inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

iShares
®
Focused Value Factor ETF
5
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares Focused Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with prominent value characteristics, as represented by the Focused Value Select Index (the “Index”) and determined by the Index provider, FTSE Russell. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was March 19, 2019. The first day of secondary market trading was March 21, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year Since Inception 1 Year Since Inception
Fund NAV ............................................................. (11.02) % 3.71% (11.02) % 15.86%
Fund Market ...........................................................
(11.25) 3.68 – % (11.25) 15.71
Index ................................................................ (10.83) 4.00 (10.83) 17.12
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,121.70  $ 1.32  $ 1,000.00  $ 1,023.68  $ 1.26  0.25%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
Focused Value Factor ETF
6
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Large and mid-capitalization stocks with prominent value characteristics declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities. The financials sector detracted the most from the Index’s performance amid tightening financial conditions. The capital markets industry declined due to lower stock and bond prices and slower capital markets activity. In particular, an electronic trading company that serves several large trading platforms for retail investors faced a sharp slowdown in trading volumes. The banking industry also faced significant challenges as the potential impact of a slowing economy outweighed the benefits of being able to charge more for loans. Although higher interest rates typically support bank profitability, sharp increases in interest rates during the reporting period due to persistently high inflation raised concerns among investors about the long-term effect on loan growth and credit losses. The sudden failure of two regional banks late in the reporting period further pressured bank stocks, leading to government intervention to cover depositors and prevent a contagion effect.
The real estate sector also detracted from the Index’s return, as higher interest rates and changing usage patterns weighed on equity real estate investment trusts (“REITs”).
REITs typically take on substantial debt to finance the purchase of the properties they manage, so higher interest rates made financing more expensive for REITs.
On the upside, stocks in the consumer discretionary sector contributed to the Index’s return as a strong labor market supported consumer spending. The energy sector also contributed, despite lower oil prices and a sharp decline in the price of natural gas.
In terms of relative performance, the Index underperformed the broader market, as represented by the Russell 1000® Index. The Index’s research-based selection process is designed to maximize exposure to the value factor. Relative to the broader market, sector and industry allocations detracted from overall performance. In particular, stock selection and an overweight position in the financials sector (banks) detracted the most from relative performance. Security selection within the real estate sector also detracted from relative performance, while an underweight position to communication services contributed.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Financials ..................................... 42.1%
Consumer Discretionary ........................... 17.6
Materials ..................................... 14.3
Energy ....................................... 10.9
Communication Services ........................... 4.3
Utilities ....................................... 4.2
Industrials ..................................... 2.9
Consumer Staples ............................... 2.3
Real Estate .................................... 1.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Marathon Petroleum Corp. ......................... 3.9%
PVH Corp. .................................... 3.7
Arch Capital Group Ltd. ........................... 3.6
Nucor Corp. ................................... 3.5
Penske Automotive Group, Inc. ...................... 3.2
Toll Brothers, Inc. ................................ 3.2
Knight-Swift Transportation Holdings, Inc., Class A ......... 2.9
AutoNation, Inc. ................................. 2.9
Olin Corp. ..................................... 2.9
First American Financial Corp. ....................... 2.8
      aaa aa

iShares
®
US Small Cap Value Factor ETF
7
Fund Summary
Fund Summary
as of March 31, 2023
Investment Objective
The iShares US Small Cap Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks with prominent value characteristics, as represented by the Russell 2000 Focused Value Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was October 27, 2020. The first day of secondary market trading was October 29, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year Since Inception 1 Year Since Inception
Fund NAV ............................................................. (10.95) % 16.13% (10.95) % 43.76%
Fund Market ...........................................................
(11.03) 16.13  – % (11.03) 43.75
Index ................................................................ (10.75) 16.52 (10.75) 44.92
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/22)
Ending
Account Value
(03/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,047.90  $ 1.02  $ 1,000.00  $ 1,023.93  $ 1.01  0.20%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2023 (continued)
iShares
®
US Small Cap Value Factor ETF
8
2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Small-capitalization value stocks in the U.S. declined for the reporting period, as high inflation and tighter financial conditions impeded economic growth and weighed on equities. The financials sector detracted the most from the Index’s performance amid tightening financial conditions. The banking industry faced significant challenges, as the potential impact of a slowing economy outweighed the benefits of being able to charge more for loans.
Although higher interest rates typically support bank profitability, sharp increases in interest rates during the reporting period due to persistently high inflation raised concerns among investors about the long-term effect on loan growth and credit losses. The sudden failure of two regional banks late in the reporting period further pressured bank stocks, leading to government intervention to cover depositors and prevent a contagion effect. Despite government actions to contain the impact, these bank failures weighed heavily on the industry, as markets digested the long-term implications of the disruption.
The real estate sector detracted significantly from the Index’s return, as higher interest rates and changing usage patterns weighed on equity real estate investment trusts
(“REITs”). REITs typically take on substantial debt to finance the purchase of the properties they manage, and higher interest rates make financing more expensive.
Furthermore, higher interest rates also meant increased bond yields, making dividend yields from REITs comparatively less attractive to income-oriented investors. An ongoing oversupply of office space due to the shift toward remote work and more stringent lending standards after the failure of two prominent banks late in the reporting period negatively affected office REITs. Meanwhile, flat economic growth and rising commodities prices weighed on the materials sector.
The Index’s investment process seeks concentrated exposure to small size and value factors with a rules-based approach that uses liquidity, risk, debt, and sentiment screens to select stocks. The Index outperformed the broad small-capitalization market, as represented by the Russell 2000® Index. Stock selection in the industrials sector and an underweight position in the healthcare sector were the largest contributors to the Index’s performance for the reporting period.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Financials ..................................... 42.4%
Industrials ..................................... 16.3
Consumer Discretionary ........................... 16.1
Information Technology ............................ 6.5
Energy ....................................... 6.0
Materials ..................................... 4.9
Real Estate .................................... 2.8
Consumer Staples ............................... 1.9
Utilities ....................................... 1.5
Other (each representing less than 1%) ................. 1.6
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
TravelCenters of America, Inc. ....................... 1.0%
Chord Energy Corp. .............................. 0.9
DHT Holdings, Inc. ............................... 0.9
Covenant Logistics Group, Inc., Class A ................. 0.8
Encore Wire Corp. ............................... 0.8
Stellar Bancorp, Inc. .............................. 0.8
Sanmina Corp. ................................. 0.7
Meritage Homes Corp. ............................ 0.7
Atkore , Inc. .................................... 0.7
M/I Homes, Inc. ................................. 0.7
aaa aa

About Fund Performance
9
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
March 31, 2023
iShares
®
Focused Value Factor ETF
(Percentages shown are based on Net Assets)
10
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Automobiles  —  2 .6%
Thor Industries, Inc. ....................... 6,479 $ 515,988
a
Banks  —  15 .2%
Bank OZK ............................. 12,897 441,077
Columbia Banking System, Inc. ............... 17,196 368,338
JPMorgan Chase & Co. .................... 4,299 560,203
Popular, Inc. ............................ 6,292 361,224
Prosperity Bancshares, Inc. .................. 7,090 436,177
Regions Financial Corp. .................... 25,815 479,126
Synovus Financial Corp. .................... 13,427 413,955
3,060,100
a
Beverages  —  2 .3%
Molson Coors Beverage Co. , Class B ........... 8,880 458,918
a
Chemicals  —  10 .8%
Dow, Inc. .............................. 9,379 514,157
LyondellBasell Industries NV , Class A ........... 5,532 519,399
Olin Corp. .............................. 10,459 580,475
Westlake Corp. .......................... 4,938 572,709
2,186,740
a
Consumer Finance  —  4 .3%
Ally Financial, Inc. ........................ 14,461 368,611
Discover Financial Services .................. 5,117 505,764
874,375
a
Diversified Telecommunication Services  —  1 .8%
Verizon Communications, Inc. ................ 9,538 370,933
a
Electric Utilities  —  2 .1%
Avangrid, Inc. ........................... 10,484 418,102
a
Financial Services  —  2 .5%
MGIC Investment Corp. .................... 38,381 515,073
a
Gas Utilities  —  2 .2%
UGI Corp. .............................. 12,536 435,751
a
Ground Transportation  —  2 .9%
Knight-Swift Transportation Holdings, Inc. , Class A .. 10,457 591,657
a
Household Durables  —  5 .3%
Toll Brothers, Inc. ......................... 10,867 652,346
Whirlpool Corp. .......................... 3,137 414,147
1,066,493
a
Insurance  —  20 .4%
American Financial Group, Inc. ............... 3,904 474,336
American International Group, Inc. ............. 9,467 476,758
Arch Capital Group Ltd.
(a)
................... 10,640 722,137
Axis Capital Holdings Ltd. ................... 8,478 462,221
CNA Financial Corp. ....................... 10,780 420,743
F&G Annuities & Life, Inc. ................... 890 16,127
Fidelity National Financial, Inc. ................ 14,733 514,624
First American Financial Corp. ................ 10,303 573,465
MetLife, Inc. ............................ 7,708 446,601
4,107,012
a
Media  —  2 .5%
Nexstar Media Group, Inc. ................... 2,972 513,146
a
Metals & Mining  —  3 .5%
Nucor Corp. ............................ 4,636 716,123
a
Security Shares Value
a
Office REITs  —  1 .4%
SL Green Realty Corp. ..................... 11,708 $ 275,372
a
Oil, Gas & Consumable Fuels  —  11 .0%
Marathon Oil Corp. ........................ 21,532 515,907
Marathon Petroleum Corp. .................. 5,888 793,879
Ovintiv, Inc. ............................. 10,954 395,220
PDC Energy, Inc. ......................... 7,858 504,326
2,209,332
a
Specialty Retail  —  6 .1%
AutoNation, Inc.
(a)
......................... 4,337 582,719
Penske Automotive Group, Inc. ............... 4,621 655,304
1,238,023
a
Textiles, Apparel & Luxury Goods  —  3 .8%
PVH Corp. ............................. 8,517 759,376
a
Total Long-Term Investments — 100.7%
(Cost: $ 20,750,768 ) ................................. 20,312,514
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.73%
(b) (c)
............................ 32,125 32,125
a
Total Short-Term Securities — 0.2%
(Cost: $ 32,125 ) .................................... 32,125
Total Investments — 100.9%
(Cost: $ 20,782,893 ) ................................. 20,344,639
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (190,460)
Net Assets — 100.0% ................................. $ 20,154,179
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

iShares
®
Focused Value Factor ETF
Schedule of Investments
(continued)
March 31, 2023
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ —  $ —  $ (314)
(b)
$ 314  $ —  $ —  —  $ 475
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 90,000  —  (57,875)
(b)
—  —  32,125  32,125  1,558  —
$ 314  $ —
$ 32,125
$ 2,033  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 5 06/16/23 $ 45 $ 2,454
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,454 $ — $ — $ — $ 2,454
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (14,683) $ — $ — $ — $ (14,683)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (3,144) $ — $ — $ — $ (3,144)

Schedule of Investments
(continued)
March 31, 2023
iShares
®
Focused Value Factor ETF
12
2023
iShares Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 35,594
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 20,312,514  $ —  $ —  $ 20,312,514
Short-Term Securities
Money Market Funds ...................................... 32,125  —  —  32,125
$ 20,344,639  $ —  $ —  $ 20,344,639
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,454  $ —  $ —  $ 2,454
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
March 31, 2023
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.5%
Moog, Inc., Class A ....................... 5,263 $ 530,247
a
Air Freight & Logistics  — 0.8%
Air Transport Services Group, Inc.
(a)
............ 13,760 286,621
Hub Group, Inc., Class A
(a)
................... 5,985 502,381
789,002
a
Automobile Components  — 0.4%
Standard Motor Products, Inc. ................ 10,713 395,417
a
Automobiles  — 0.5%
Winnebago Industries, Inc. .................. 8,552 493,450
a
Banks  — 36.4%
1st Source Corp. ......................... 9,980 430,637
Amerant Bancorp, Inc., Class A ............... 14,581 317,283
Ameris Bancorp .......................... 10,531 385,224
Associated Banc-Corp. ..................... 20,286 364,742
Atlantic Union Bankshares Corp. .............. 12,594 441,420
Banc of California, Inc. ..................... 23,868 299,066
BancFirst Corp. .......................... 5,540 460,374
Bank of NT Butterfield & Son Ltd. (The) .......... 12,879 347,733
BankUnited, Inc. ......................... 10,917 246,506
Banner Corp. ........................... 7,895 429,251
Berkshire Hills Bancorp, Inc. ................. 15,950 399,707
Brookline Bancorp, Inc. ..................... 29,209 306,694
Byline Bancorp, Inc. ....................... 17,320 374,458
Cadence Bank .......................... 15,792 327,842
Camden National Corp. .................... 9,823 355,494
Capitol Federal Financial, Inc. ................ 42,471 285,830
Cathay General Bancorp .................... 10,326 356,453
Central Pacific Financial Corp. ................ 16,562 296,460
City Holding Co. ......................... 5,871 533,556
Community Trust Bancorp, Inc. ............... 11,189 424,623
ConnectOne Bancorp, Inc. .................. 14,424 255,016
Customers Bancorp, Inc.
(a)
................... 9,204 170,458
CVB Financial Corp. ....................... 19,909 332,082
Dime Community Bancshares, Inc. ............. 13,367 303,698
Eagle Bancorp, Inc. ....................... 8,105 271,274
Eastern Bankshares, Inc. ................... 21,368 269,664
Enterprise Financial Services Corp. ............ 9,745 434,530
First Bancorp ........................... 11,063 392,958
First BanCorp ........................... 35,220 402,212
First Bancshares, Inc. (The) .................. 13,728 354,594
First Busey Corp. ......................... 18,235 370,900
First Commonwealth Financial Corp. ............ 30,481 378,879
First Financial Bancorp ..................... 20,047 436,423
First Financial Corp. ....................... 10,677 400,174
First Foundation, Inc. ...................... 18,974 141,356
First Internet Bancorp ...................... 10,738 178,788
First Interstate BancSystem, Inc., Class A ........ 12,567 375,251
First Merchants Corp. ...................... 11,108 366,009
Fulton Financial Corp. ...................... 27,803 384,237
German American Bancorp, Inc. ............... 12,134 404,912
Great Southern Bancorp, Inc. ................. 7,831 396,875
Hancock Whitney Corp. .................... 8,860 322,504
Hanmi Financial Corp. ..................... 18,776 348,670
HarborOne Bancorp, Inc. ................... 32,959 402,100
Heartland Financial USA, Inc. ................ 9,661 370,596
Heritage Financial Corp. .................... 18,439 394,595
Hilltop Holdings, Inc. ....................... 15,717 466,323
Home BancShares, Inc. .................... 20,446 443,883
HomeStreet, Inc. ......................... 10,129 182,221
Security Shares Value
a
Banks (continued)
Hope Bancorp, Inc. ....................... 28,737 $ 282,197
Horizon Bancorp, Inc. ...................... 24,647 272,596
Independent Bank Corp. .................... 21,004 373,241
Independent Bank Group, Inc. ................ 6,473 300,024
Kearny Financial Corp. ..................... 35,858 291,167
Lakeland Bancorp, Inc. ..................... 27,670 432,759
National Bank Holdings Corp., Class A .......... 11,472 383,853
NBT Bancorp, Inc. ........................ 12,790 431,151
Nicolet Bankshares, Inc.
(a)(b)
.................. 4,938 311,341
Northfield Bancorp, Inc. .................... 32,179 379,069
Northwest Bancshares, Inc. .................. 34,203 411,462
OceanFirst Financial Corp. .................. 22,989 424,837
OFG Bancorp ........................... 17,346 432,609
Old National Bancorp ...................... 28,210 406,788
Old Second Bancorp, Inc. ................... 31,767 446,644
Origin Bancorp, Inc.
(b)
...................... 10,897 350,339
Pacific Premier Bancorp, Inc. ................. 13,100 314,662
Park National Corp. ....................... 3,509 416,062
Pathward Financial, Inc. .................... 8,414 349,097
Peapack-Gladstone Financial Corp. ............ 13,297 393,857
Peoples Bancorp, Inc. ..................... 14,715 378,911
Premier Financial Corp. .................... 15,223 315,573
Provident Financial Services, Inc. .............. 19,747 378,747
QCR Holdings, Inc. ....................... 8,143 357,559
Renasant Corp. .......................... 13,814 422,432
Republic First Bancorp, Inc.
(a)(b)
............... 89,280 121,421
S&T Bancorp, Inc. ........................ 15,622 491,312
Sandy Spring Bancorp, Inc. .................. 10,277 266,996
Seacoast Banking Corp. of Florida ............. 13,234 313,646
Simmons First National Corp., Class A .......... 35,391 618,989
Southside Bancshares, Inc. .................. 11,317 375,724
SouthState Corp. ......................... 5,664 403,617
Stellar Bancorp, Inc. ....................... 29,575 727,841
Texas Capital Bancshares, Inc.
(a)
.............. 8,063 394,764
Towne Bank ............................ 15,421 410,970
TriCo Bancshares ........................ 11,543 480,073
TrustCo Bank Corp. ....................... 14,472 462,236
Trustmark Corp. ......................... 15,238 376,379
UMB Financial Corp. ...................... 4,744 273,824
United Bankshares, Inc. .................... 13,248 466,330
United Community Banks, Inc. ................ 13,293 373,799
Univest Financial Corp. ..................... 17,268 409,942
Valley National Bancorp .................... 35,490 327,928
Washington Federal, Inc. .................... 14,079 424,059
Washington Trust Bancorp, Inc. ............... 8,773 304,072
WesBanco, Inc. .......................... 13,448 412,854
WSFS Financial Corp. ..................... 9,912 372,790
35,401,078
a
Biotechnology  — 0.2%
iTeos Therapeutics, Inc.
(a)
................... 14,347 195,263
a
Building Products  — 1.3%
Insteel Industries, Inc. ...................... 12,492 347,527
Quanex Building Products Corp. ............... 22,015 473,983
UFP Industries, Inc. ....................... 5,989 475,946
1,297,456
a
Capital Markets  — 0.6%
BGC Partners, Inc., Class A .................. 105,019 549,249
a
Chemicals  — 1.6%
AdvanSix, Inc. ........................... 9,060 346,726
American Vanguard Corp. ................... 22,740 497,551
Kronos Worldwide, Inc. ..................... 29,648 273,058

Schedule of Investments
(continued)
March 31, 2023
iShares
®
US Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
14
2023
iShares Annual Report to Shareholders
Security Shares Value
a
Chemicals (continued)
Minerals Technologies, Inc. .................. 6,985 $ 422,034
1,539,369
a
Commercial Services & Supplies  — 1.9%
ABM Industries, Inc. ....................... 10,037 451,063
BrightView Holdings, Inc.
(a)
.................. 33,937 190,726
CoreCivic, Inc.
(a)
......................... 41,368 380,585
Interface, Inc. ........................... 33,907 275,325
Matthews International Corp., Class A ........... 14,280 514,937
1,812,636
a
Communications Equipment  — 0.8%
NETGEAR, Inc.
(a)
......................... 18,712 346,359
NetScout Systems, Inc.
(a)
................... 14,404 412,675
759,034
a
Construction & Engineering  — 1.1%
Argan, Inc. ............................. 11,384 460,710
Sterling Infrastructure, Inc.
(a)
................. 17,242 653,127
1,113,837
a
Construction Materials  — 0.4%
Summit Materials, Inc., Class A
(a)
.............. 15,130 431,054
a
Consumer Staples Distribution & Retail  — 0.9%
SpartanNash Co. ......................... 13,997 347,126
Sprouts Farmers Market, Inc.
(a)(b)
.............. 14,449 506,148
853,274
a
Containers & Packaging  — 0.5%
Greif, Inc., Class A ........................ 7,113 450,751
a
Distributors  — 0.3%
Funko, Inc., Class A
(a)
...................... 26,771 252,450
a
Diversified Consumer Services  — 1.1%
Adtalem Global Education, Inc.
(a)
.............. 15,553 600,657
Stride, Inc.
(a)
............................ 12,719 499,221
1,099,878
a
Diversified REITs  — 0.7%
Broadstone Net Lease, Inc. .................. 21,216 360,884
CTO Realty Growth, Inc. .................... 20,890 360,561
721,445
a
Diversified Telecommunication Services  — 0.4%
EchoStar Corp., Class A
(a)(b)
.................. 18,985 347,236
a
Electric Utilities  — 0.9%
PNM Resources, Inc. ...................... 9,693 471,855
Portland General Electric Co. ................. 8,380 409,698
881,553
a
Electrical Equipment  — 1.5%
Atkore, Inc.
(a)
............................ 4,696 659,694
Encore Wire Corp.
(b)
....................... 4,051 750,772
1,410,466
a
Electronic Equipment, Instruments & Components  — 3.0%
Benchmark Electronics, Inc. ................. 18,454 437,175
Knowles Corp.
(a)(b)
........................ 21,503 365,551
Methode Electronics, Inc. ................... 10,684 468,814
Sanmina Corp.
(a)
......................... 11,432 697,238
TTM Technologies, Inc.
(a)
.................... 31,180 420,618
Vishay Intertechnology, Inc. .................. 23,576 533,289
2,922,685
a
Security Shares Value
a
Energy Equipment & Services  — 0.5%
Bristow Group, Inc.
(a)
...................... 12,449 $ 278,858
ProPetro Holding Corp.
(a)
.................... 33,018 237,399
516,257
a
Financial Services  — 1.8%
A-Mark Precious Metals, Inc. ................. 11,965 414,587
NMI Holdings, Inc., Class A
(a)
................. 22,410 500,415
Radian Group, Inc. ........................ 20,805 459,791
Waterstone Financial, Inc. ................... 23,893 361,501
1,736,294
a
Food Products  — 0.5%
Hostess Brands, Inc., Class A
(a)
............... 21,061 523,998
a
Ground Transportation  — 2.4%
Covenant Logistics Group, Inc., Class A .......... 21,462 760,184
Heartland Express, Inc. ..................... 32,842 522,845
Marten Transport Ltd. ...................... 26,018 545,077
Werner Enterprises, Inc. .................... 11,270 512,672
2,340,778
a
Health Care Technology  — 0.4%
Computer Programs and Systems, Inc.
(a)
......... 13,413 405,073
a
Hotel & Resort REITs  — 0.4%
Chatham Lodging Trust ..................... 33,509 351,509
a
Hotels, Restaurants & Leisure  — 1.0%
Bloomin' Brands, Inc. ...................... 21,061 540,215
Brinker International, Inc.
(a)
.................. 12,109 460,142
1,000,357
a
Household Durables  — 4.6%
Century Communities, Inc. .................. 8,626 551,374
Ethan Allen Interiors, Inc. ................... 17,725 486,728
GoPro, Inc., Class A
(a)
...................... 53,947 271,353
KB Home .............................. 14,271 573,409
M/I Homes, Inc.
(a)
......................... 10,419 657,335
Meritage Homes Corp. ..................... 5,832 680,944
Taylor Morrison Home Corp.
(a)
................ 16,976 649,502
Tri Pointe Homes, Inc.
(a)(b)
................... 23,012 582,664
4,453,309
a
Household Products  — 0.5%
Central Garden & Pet Co., Class A, NVS
(a)
........ 11,331 442,702
a
Insurance  — 3.6%
Argo Group International Holdings, Ltd. .......... 11,194 327,872
CNO Financial Group, Inc. ................... 18,417 408,673
Employers Holdings, Inc. .................... 11,265 469,638
Horace Mann Educators Corp. ................ 11,047 369,854
ProAssurance Corp. ....................... 17,191 317,690
Safety Insurance Group, Inc. ................. 5,086 379,009
Selective Insurance Group, Inc. ............... 5,171 492,951
Stewart Information Services Corp. ............. 7,624 307,628
United Fire Group, Inc. ..................... 14,872 394,852
3,468,167
a
Interactive Media & Services  — 0.4%
Ziff Davis, Inc.
(a)(b)
......................... 4,783 373,313
a
Leisure Products  — 1.0%
MasterCraft Boat Holdings, Inc.
(a)
.............. 18,776 571,354
Vista Outdoor, Inc.
(a)(b)
...................... 12,947 358,761
930,115
a

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(continued)
March 31, 2023
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Machinery  — 1.8%
Hillenbrand, Inc. ......................... 10,462 $ 497,259
Mueller Industries, Inc. ..................... 8,530 626,784
Terex Corp. ............................. 12,958 626,908
1,750,951
a
Marine Transportation  — 1.2%
Eagle Bulk Shipping, Inc. ................... 6,785 308,717
Genco Shipping & Trading Ltd. ................ 19,563 306,357
Matson, Inc. ............................ 3,827 228,357
Safe Bulkers, Inc. ........................ 97,023 358,015
1,201,446
a
Metals & Mining  — 1.7%
Commercial Metals Co. ..................... 11,102 542,888
Schnitzer Steel Industries, Inc., Class A .......... 8,885 276,324
TimkenSteel Corp.
(a)
....................... 21,119 387,322
Warrior Met Coal, Inc. ...................... 12,452 457,113
1,663,647
a
Multi-Utilities  — 0.5%
Unitil Corp. ............................. 9,271 528,818
a
Office REITs  — 0.2%
City Office REIT, Inc. ...................... 26,132 180,311
a
Oil, Gas & Consumable Fuels  — 5.5%
Berry Corp. ............................. 44,747 351,264
Chord Energy Corp. ....................... 6,432 865,747
CNX Resources Corp.
(a)(b)
................... 22,301 357,262
CVR Energy, Inc. ......................... 18,093 593,088
DHT Holdings, Inc. ........................ 79,670 861,233
Dorian LPG, Ltd. ......................... 31,890 635,887
Matador Resources Co. .................... 8,722 415,603
Murphy Oil Corp. ......................... 11,455 423,606
Sitio Royalties Corp., Class A ................. 17,140 387,364
World Fuel Services Corp. ................... 17,089 436,624
5,327,678
a
Paper & Forest Products  — 0.7%
Clearwater Paper Corp.
(a)
................... 16,485 550,929
Glatfelter Corp. .......................... 37,058 118,215
669,144
a
Passenger Airlines  — 0.4%
SkyWest, Inc.
(a)
.......................... 16,004 354,809
a
Pharmaceuticals  — 0.3%
Innoviva, Inc.
(a)
.......................... 23,778 267,502
a
Professional Services  — 0.6%
CRA International, Inc. ..................... 5,485 591,393
a
Real Estate Management & Development  — 0.4%
Anywhere Real Estate, Inc.
(a)(b)
................ 29,415 155,311
Newmark Group, Inc., Class A ................ 29,005 205,356
360,667
a
Retail REITs  — 0.7%
Acadia Realty Trust ....................... 21,324 297,470
SITE Centers Corp. ....................... 27,653 339,579
637,049
a
Semiconductors & Semiconductor Equipment  — 2.3%
Alpha & Omega Semiconductor Ltd.
(a)(b)
.......... 8,420 226,919
Amkor Technology, Inc. ..................... 21,275 553,576
Cohu, Inc.
(a)
............................ 15,611 599,306
Kulicke & Soffa Industries, Inc. ................ 8,258 435,114
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Photronics, Inc.
(a)
......................... 27,230 $ 451,473
2,266,388
a
Software  — 0.4%
Adeia, Inc. ............................. 26,670 236,296
Xperi, Inc.
(a)
............................. 10,656 116,470
352,766
a
Specialized REITs  — 0.4%
PotlatchDeltic Corp. ....................... 8,776 434,412
a
Specialty Retail  — 6.4%
Arko Corp. ............................. 50,779 431,114
Caleres, Inc. ............................ 23,905 517,065
Conn's, Inc.
(a)
........................... 29,964 181,582
Container Store Group, Inc. (The)
(a)
............. 56,521 193,867
Genesco, Inc.
(a)
.......................... 7,233 266,753
Group 1 Automotive, Inc. .................... 2,753 623,334
Haverty Furniture Cos., Inc. .................. 16,852 537,747
LL Flooring Holdings, Inc.
(a)
.................. 32,993 125,373
MarineMax, Inc.
(a)(b)
....................... 11,478 329,993
ODP Corp. (The)
(a)
........................ 10,083 453,533
Shoe Carnival, Inc. ........................ 15,847 406,476
Signet Jewelers Ltd. ....................... 6,360 494,681
TravelCenters of America, Inc.
(a)
............... 10,756 930,394
Urban Outfitters, Inc.
(a)
..................... 18,402 510,104
Zumiez, Inc.
(a)(b)
.......................... 12,080 222,755
6,224,771
a
Textiles, Apparel & Luxury Goods  — 0.8%
G-III Apparel Group Ltd.
(a)
................... 17,010 264,505
Oxford Industries, Inc. ..................... 5,106 539,143
803,648
a
Trading Companies & Distributors  — 2.6%
Boise Cascade Co. ....................... 6,659 421,182
DXP Enterprises, Inc.
(a)
..................... 17,057 459,174
Herc Holdings, Inc. ........................ 2,765 314,933
MRC Global, Inc.
(a)
........................ 38,798 377,117
Rush Enterprises, Inc., Class A ............... 9,077 495,604
Titan Machinery, Inc.
(a)
..................... 16,351 497,888
2,565,898
a
Total Long-Term Investments — 99.8%
(Cost: $109,718,731) ................................ 96,970,000
a
Short-Term Securities
Money Market Funds  —  4.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.01%
(c)(d)(e)
...................... 3,855,415 3,856,572
BlackRock Cash Funds: Treasury, SL Agency Shares,
4.73%
(c)(d)
............................ 286,846 286,846
a
Total Short-Term Securities — 4.3%
(Cost: $4,142,036) .................................. 4,143,418
Total Investments — 104.1%
(Cost: $113,860,767) ................................ 101,113,418
Liabilities in Excess of Other Assets — (4.1)% ............... (3,983,082)
Net Assets — 100.0% ................................. $ 97,130,336

Schedule of Investments
(continued)
March 31, 2023
iShares
®
US Small Cap Value Factor ETF
16
2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
  Shares Held
at 03/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 3,779,361 $ 74,256
(a)
$ — $ 1,816 $ 1,139 $ 3,856,572 3,855,415 $ 17,303
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 6,160,000 — (5,873,154)
(a)
— — 286,846 286,846 52,607 2
$ 1,816 $ 1,139
$ 4,143,418
$ 69,910 $ 2
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 16 06/16/23 $ 145 $ 4,996
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long .......
Monthly
Goldman Sachs Bank USA
(b)
08/19/26
$ 1,940 $ (393)
(c )
$ 1,910 – %
(d )
Monthly
JPMorgan Chase Bank NA
(e)
02/08/24
1,114 (626)
(f )
924 –
(d )
$ (1,019) $ 2,834
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $(363) of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $(436) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (e)
Range: 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(continued)
March 31, 2023
17
Schedule of Investments
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended March 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
Goldman Sachs Bank USA as of period end, termination date August 19,
2026 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Pacific Premier Bancorp, Inc. ........... 28 $ 673 35.2%
Trustmark Corp. ................... 33 815 42.7
United Community Banks, Inc. .......... 15 422 22.1
1,910
Total Reference Entity — Long
1,910
Net Value of Reference Entity — Goldman Sachs Bank
USA ................................... $ 1,910
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
JPMorgan Chase Bank NA as of period end, termination date February 8,
2024 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Banks
Seacoast Banking Corp. .............. 39 $ 924 100.0%
a
Total Reference Entity — Long
924
Net Value of Reference Entity — JPMorgan Chase Bank
NA .................................... $ 924
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ — $ (1,019)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 4,996 $ — $ — $ — $ 4,996
Liabilities — Derivative Financial Instruments
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received $ — $ — $ 1,019 $ — $ — $ — $ 1,019
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (71,727) $ — $ — $ — $ (71,727)
Swaps ........................................ — — (415,356) — — — (415,356)
$ — $ — $ (487,083) $ — $ — $ — $ (487,083)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (3,116) $ — $ — $ — $ (3,116)
Swaps ........................................ — — (8,735) — — — (8,735)
$ —
$ — $ (11,851) $ — $ — $ — $ (11,851)

Schedule of Investments
(continued)
March 31, 2023
iShares
®
US Small Cap Value Factor ETF
18
2023
iShares Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Futures contracts
Average notional value of contracts — long ................................................................................... $ 237,399
Total return swaps
Average notional amount ............................................................................................... $ 2,180,146
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ................................................................................ $ 2,672  $ —
Swaps — OTC
(a)
................................................................................ —  1,019
Total derivative assets and liabilities in the Statements of Assets and Liabilities ........................................ $ 2,672  $ 1,019
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .....................................
(2,672) —
Total derivative assets and liabilities subject to an MNA ........................................................ $ —  $ 1,019
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(c)
Goldman Sachs Bank USA .............................. $ 393  $ –  $ –  $ –  $ 393
JPMorgan Chase Bank NA .............................. 626  –  –  –  626
$ 1,019  $ –  $ –  $ –  $ 1,019
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.

iShares
®
US Small Cap Value Factor ETF
Schedule of Investments
(continued)
March 31, 2023
19
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 96,970,000  $ —  $ —  $ 96,970,000
Short-Term Securities
Money Market Funds ...................................... 4,143,418  —  —  4,143,418
$ 101,113,418  $ —  $ —  $ 101,113,418
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,996  $ —  $ —  $ 4,996
Liabilities
Equity Contracts ........................................... —  (1,019) —  (1,019)
$ 4,996  $ (1,019) $ —  $ 3,977
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

20
2023
iShares Annual Report to Shareholders
Statements of Assets and Liabilities
March 31, 2023
See notes to financial statements.
iShares
Focused Value
Factor ETF
iShares
US Small Cap Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 20,312,514  $ 96,970,000
Investments, at value — affiliated
(c)
....................................................................... 32,125  4,143,418
Cash ........................................................................................... 7,973  16,997
Cash pledged:
Futures contracts ................................................................................. 4,000  12,000
Receivables:
Investments sold ................................................................................. 59,768  —
Securities lending income — affiliated ................................................................... —  884
Dividends — unaffiliated ............................................................................ 37,642  113,949
Dividends — affiliated .............................................................................. 197  2,347
Interest — unaffiliated .............................................................................. 4  213
Variation margin on futures contracts .................................................................... 835  2,672
Total assets ......................................................................................
20,455,058  101,262,480
LIABILITIES
Collateral on securities loaned .......................................................................... —  3,856,099
Payables:
Investments purchased ............................................................................. 86,192  163,636
Capital shares redeemed ............................................................................ 210,110  —
Investment advisory fees ............................................................................ 4,577  19,607
Swaps ........................................................................................ —  91,783
Unrealized depreciation on:
OTC swaps ..................................................................................... —  1,019
Total liabilities .....................................................................................
300,879  4,132,144
NET ASSETS .....................................................................................
$ 20,154,179  $ 97,130,336
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 25,780,703  $ 116,437,438
Accumulated loss .................................................................................. (5,626,524) (19,307,102)
NET ASSETS .....................................................................................
$ 20,154,179  $ 97,130,336
NET ASSET VALUE
Shares outstanding ................................................................................. 400,000  3,650,000
Net asset value .................................................................................... $ 50.39  $ 26.61
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ —  $ 3,847,448
(b)
Investments, at cost — unaffiliated ..................................................................... $ 20,750,768  $ 109,718,731
(c)
Investments, at cost — affiliated ....................................................................... $ 32,125  $ 4,142,036

21
Financial Statements
Statements of Operations
Year Ended March 31, 2023
See notes to financial statements.
iShares
Focused Value
Factor ETF
iShares
US Small Cap Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 779,120  $ 3,437,475
Dividends — affiliated .............................................................................. 1,558  52,607
Interest — unaffiliated .............................................................................. 26  829
Securities lending income — affiliated — net ............................................................... 475  17,303
Foreign taxes withheld ............................................................................. (1,653) (3,711)
Total investment income ..............................................................................
779,526  3,504,503
EXPENSES
Investment advisory ............................................................................... 61,195  406,077
Total expenses .................................................................................... 61,195  406,077
Less: —  (137,638)
Investment advisory fees waived ....................................................................... —  (137,638)
Total expenses after fees waived ........................................................................
61,195  268,439
Net investment income ...............................................................................
718,331  3,236,064
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (4,575,855) (5,083,615)
Investments — affiliated ........................................................................... 314  1,816
Capital gain distributions from underlying funds — affiliated ................................................... —  2
Futures contracts ............................................................................... (14,683) (71,727)
In-kind redemptions — unaffiliated
(a)
................................................................... 703,210  3,035,831
Swaps   ...................................................................................... —  (415,356)
(3,887,014) (2,533,049)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (323,073) (16,712,721)
Investments — affiliated ........................................................................... —  1,139
Futures contracts ............................................................................... (3,144) (3,116)
Swaps   ...................................................................................... —  (8,735)
(326,217) (16,723,433)
Net realized and unrealized loss .........................................................................
(4,213,231) (19,256,482)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................
$ (3,494,900) $ (16,020,418)
(a)
See Note 2 of the Notes to Financial Statements.

22
2023
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Focused Value Factor ETF
iShares
US Small Cap Value Factor ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/23
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 718,331  $ 1,151,152  $ 3,236,064  $ 2,601,165
Net realized gain (loss) ......................................... (3,887,014) 14,306,514  (2,533,049) 5,799,701
Net change in unrealized appreciation (depreciation) ..................... (326,217) (10,805,165) (16,723,433) (6,804,306)
Net increase (decrease) in net assets resulting from operations ................
(3,494,900) 4,652,501  (16,020,418) 1,596,560
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(726,394) (1,163,130) (3,151,456) (3,383,522)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(10,720,408) (8,396,139) (63,196,281) 68,225,121
NET ASSETS
Total increase (decrease) in net assets ................................ (14,941,702) (4,906,768) (82,368,155) 66,438,159
Beginning of year ...............................................
35,095,881  40,002,649  179,498,491  113,060,332
End of year ...................................................
$ 20,154,179  $ 35,095,881  $ 97,130,336  $ 179,498,491
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

23
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Focused Value Factor ETF
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Period From
03/19/19
(a)
to 03/31/19
Net asset value, beginning of period ......................
$ 58.49  $ 53.34  $ 30.23  $ 48.63  $ 49.43
Net investment income
(b)
.............................. 1 .54  1 .71  1 .23  1 .33  0 .04
Net realized and unrealized gain (loss)
(c)
....................
( 8 .03 ) 5 .25  23.04  (18.31) ( 0 .84 )
Net increase (decrease) from investment operations .............
( 6 .49 ) 6 .96  24.27  (16.98) ( 0 .80 )
Distributions from net investment income
(d)
.................... ( 1 .61 ) ( 1 .81 ) ( 1 .16 ) ( 1 .42 ) —
Net asset value, end of period ...........................
$ 50.39  $ 58.49  $ 53.34  $ 30.23  $ 48.63
Total Return
(e)
– – – – –
Based on net asset value ...............................
(11.02) % 13.20% 81.85% (35.71) % ( 1 .62 ) %
(f)
Ratios to Average Net Assets
(g)
– – – – –
Total expenses ......................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
(h)
Net investment income .................................
2 .94% 3 .01% 3 .20% 2 .76% 2 .36%
(h)
Supplemental Data
Net assets, end of period (000) ...........................
$ 20,154  $ 35,096  $ 40,003  $ 18,141  $ 31,607
Portfolio turnover rate
(i)
.................................
133% 138% 70% 149% 0%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

24
2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares US Small Cap Value Factor ETF
Year Ended
03/31/23
Year Ended
03/31/22
Period From
10/27/20
(a)
to 03/31/21
Net asset value, beginning of period ......................................................
$ 30.68  $ 30.56  $ 19.56
Net investment income
(b)
.............................................................. 0 .68  0 .57  0 .20
Net realized and unrealized gain (loss)
(c)
....................................................
( 4 .03 ) 0 .28  10.94
Net increase (decrease) from investment operations .............................................
( 3 .35 ) 0 .85  11.14
Distributions from net investment income
(d)
.................................................... ( 0 .72 ) ( 0 .73 ) ( 0 .14 )
Net asset value, end of period ...........................................................
$ 26.61  $ 30.68  $ 30.56
Total Return
(e)
– – –
Based on net asset value ...............................................................
(10.95) % 2 .79% 57.05%
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses ......................................................................
0 .30% 0 .30% 0 .30%
(h)
Total expenses after fees waived ..........................................................
0 .20% 0 .20% 0 .20%
(h)
Net investment income .................................................................
2 .39% 1 .84% 1 .74%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................
$ 97,130  $ 179,498  $ 113,060
Portfolio turnover rate
(i)
.................................................................
71% 13% 14%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
25
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from
U.S. GAAP.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
Focused Value Factor .................................................................................................. Diversified
US Small Cap Value Factor .............................................................................................. Diversified

Notes to Financial Statements
(continued)
26
2023
iShares Annual Report to Shareholders
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in

Notes to Financial Statements
( continued)
27
Notes to Financial Statements
connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid. Total return swaps are entered into by the iShares US Small Cap Value Factor ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
US Small Cap Value Factor
Barclays Capital, Inc. ......................................... $ 120,207  $ (110,497) $ —  $ 9,710
BNP Paribas SA ............................................. 186,470  (186,470) —  —
Goldman Sachs & Co. LLC ..................................... 1,820,767  (1,820,767) —  —
J.P. Morgan Securities LLC ..................................... 220,645  (220,645) —  —
Morgan Stanley ............................................. 668,179  (668,179) —  —
National Financial Services LLC .................................. 741,505  (741,505) —  —
RBC Capital Markets LLC ...................................... 1,405  (1,395) —  10
UBS Securities LLC .......................................... 88,270  (88,270) —  —
$ 3,847,448  $ (3,837,728)
$ —
$ 9,720
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
28
2023
iShares Annual Report to Shareholders
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares US Small Cap Value
Factor ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.20% through July 31, 2024.
This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended March 31, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF Investment Advisory Fees
Focused Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
US Small Cap Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30
iShares ETF Amounts Waived
US Small Cap Value Factor ............................................................................................................................................. $ 137,638

Notes to Financial Statements
( continued)
29
Notes to Financial Statements
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.
Prior to April 11, 2022, ETF Services were performed by State Street Bank and Trust Company for the iShares Focused Value Factor ETF.
Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company for the iShares US Small Cap Value Factor ETF.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended March 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
Focused Value Factor ................................................................................................. $ 189
US Small Cap Value Factor ............................................................................................. 5,639
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Focused Value Factor ............................................................. $ 2,682,067  $ 2,817,713  $ (608,916)
US Small Cap Value Factor ......................................................... 368,230  2,396,183  (314,874)
iShares ETF Purchases Sales
Focused Value Factor ............................................................................... $ 32,947,572  $ 32,896,258
US Small Cap Value Factor ........................................................................... 94,424,132  102,133,713

Notes to Financial Statements
(continued)
30
2023
iShares Annual Report to Shareholders
For the year ended March 31, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2023, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2023, the tax components of accumulated net earnings (losses) were as follows:
As of March 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
iShares ETF In-kind Purchases In-kind Sales
Focused Value Factor ............................................................................... $ 2,408,427  $ 12,897,994
US Small Cap Value Factor ........................................................................... 13,271,298  63,966,207
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Focused Value Factor ............................................................................... $ 644,997  $ (644,997)
US Small Cap Value Factor ........................................................................... 2,898,629  (2,898,629)
iShares ETF
Year Ended
03/31/23
Year Ended
03/31/22
Focused Value Factor
Ordinary income .......................................................................................... $ 726,394  $ 1,163,130
US Small Cap Value Factor
Ordinary income .......................................................................................... $ 3,151,456  $ 3,383,522
iShares ETF
Undistributed
Ordinary Income
Non-expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Losses
(c)
Total
Focused Value Factor ........................
$ 14,051  $ (5,139,862) $ (500,713) $ —  $ (5,626,524)
US Small Cap Value Factor ....................
—  (6,226,922) (13,053,811) (26,369) (19,307,102)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the accounting for swap agreements and the characterization of corporate actions.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Focused Value Factor ........................................... $ 20,845,352  $ 1,683,030  $ (2,183,743) $ (500,713)
US Small Cap Value Factor ....................................... 114,167,229  6,020,875  (19,074,686) (13,053,811)

Notes to Financial Statements
( continued)
31
Notes to Financial Statements
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Year Ended
03/31/23
Year Ended
03/31/22
iShares ETF Shares  Amount  Shares  Amount
Focused Value Factor
Shares sold ............................................... 50,000  $ 2,482,133  500,000  $ 29,481,775
Shares redeemed ........................................... (250,000) (13,202,541) (650,000) (37,877,914)
(200,000) $ (10,720,408) (150,000) $ (8,396,139)

Notes to Financial Statements
(continued)
32
2023
iShares Annual Report to Shareholders
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/23
Year Ended
03/31/22
iShares ETF Shares  Amount  Shares  Amount
US Small Cap Value Factor
Shares sold ............................................... 600,000  $ 16,584,672  3,300,000  $ 103,708,907
Shares redeemed ........................................... (2,800,000) (79,780,953) (1,150,000) (35,483,786)
(2,200,000) $ (63,196,281) 2,150,000  $ 68,225,121

Report of Independent Registered Public Accounting Firm
33
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2023, the related statements of operations for the year ended March 31,
2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2023 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 25, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Focused Value Factor ETF
iShares US Small Cap Value Factor ETF

Important Tax Information
(unaudited)
34
2023
iShares Annual Report to Shareholders
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2023 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2023 :
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Focused Value Factor .................................................................................................. $ 716,853
US Small Cap Value Factor .............................................................................................. 2,827,528
iShares ETF
Qualified Business
Income
Focused Value Factor .................................................................................................. $ 14,442
US Small Cap Value Factor .............................................................................................. 65,179
iShares ETF
Dividends-Received
Deduction
Focused Value Factor .................................................................................................. 88 .47%
US Small Cap Value Factor .............................................................................................. 99 .83

Statement Regarding Liquidity Risk Management Program
(unaudited)
35
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Focused Value Factor ETF and iShares US Small Cap Value Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size
(“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
36
2023
iShares Annual Report to Shareholders
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .

Trustee and Officer Information
(unaudited)
37
Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 380 funds as of March 31, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles
Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(1957)
Trustee (since 2009). President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since 2019). Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of
BlackRock’s ETF and Index Investments Business (since 2019); Head of
BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of
Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey &
Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Kerrigan (1955)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D.
Carlin (1956)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L.
Fagnani (1954)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and
Personnel Committee (since 2022); Chair (1994-2005) and Member (1992-2021)
of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward
Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-
2018); Director (1998-2013) and President (2007-2011) of the Board of Directors,
Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and
Investment Committee (2006-2010) of the Thacher School; Director of the Senior
Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the
Arts (since 2021); Member of the Wyoming State Investment Funds Committee
(since 2022).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).

Trustee and Officer Information
(unaudited) (continued)
38
2023
iShares Annual Report to Shareholders
Officers
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Drew E.
Lawton (1959)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).
John E.
Martinez (1961)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke
Professor of Accounting, Stanford University Graduate School of Business
(2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017);
Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik
Rohé (1973)
President (since 2023). Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America
(2019-2023).
Trent
Walker (1974)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC,
BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive
Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer
(2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT,
PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles
Park (1967)
Chief Compliance
Officer (since 2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa
Rolland (1980)
Secretary (since 2022). Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc.
(2010-2017).
Rachel
Aguirre (1982)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since
2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of
Developed Markets Portfolio Engineering (2016-2019).
Jennifer
Hsui (1976)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James
Mauro (1970)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management (since 2020).
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Independent Trustees (
continued
)

General Information
39
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
40
2023
iShares Annual Report to Shareholders
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-AR-320-0323
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

The registrant
has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics.
The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.      Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.      Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eighteen series of the registrant for which the fiscal year-end is March 31, 2023 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees
– The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $230,050 for the fiscal year ended
March 31, 2022
and $242,050 for the fiscal year ended March 31, 2023.

(b)

Audit-Related Fees
– There were no fees billed for the fiscal years end
ed March 31, 2022
and March 31, 2023 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees
– The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $174,600 for the fiscal year ended
March 31, 2022
and $174,600 for the fiscal year ended March 31, 2023. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees
– There were no other fees billed in each of the fiscal years end ed March 31, 2022 and March 31, 2023
for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $174,600 for the fiscal year ended
March 31, 2022
and $174,600 for the fiscal year ended March 31, 2023.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)

Not Applicable

(j)

Not Applicable

Item 5.      Audit Committee of Listed Registrants

(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b) Not applicable.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

      (a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a)

(4) Change in Registrant’s independent public accountant – Not Applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	May 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	May 25, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	May 25, 2023